VANGUARD
INDEX TRUST

Semiannual Report
June 30, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1

                                  The Markets
                                 In Perspective
                                       4

                                  Performance
                                   Summaries
                                       6

                                   Financial
                                   Statements
                                       9

                                  Trustees And
                                    Officers

                               INSIDE BACK COVER

                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted.

[PHOTO]

FELLOW SHAREHOLDER,

     The U.S. stock market continued its amazing climb during the first half of 1997. During the six months ended June 30--a period that favored large-capitalization stocks--the flagship 500 Portfolio of Vanguard Index Trust provided a return of +20.5%, a hair behind its benchmark, the Standard & Poor's 500 Composite Stock Price Index, but ahead of 95% of all general equity mutual funds.

----------------------------------------------------------------
                                            TOTAL RETURNS
                                           SIX MONTHS ENDED
                                            JUNE 30, 1997
                                    ----------------------------
                                     VANGUARD        COMPARATIVE
                                    PORTFOLIO          INDEX*
----------------------------------------------------------------
LARGE-CAP STOCKS
  500 Portfolio                        +20.5%           +20.6%
  Growth Portfolio                     +24.5            +24.6
  Value Portfolio                      +16.4            +16.5
----------------------------------------------------------------
MID- AND SMALL-CAP STOCKS
  Extended Market Portfolio            +11.7%           +10.6%
  SmallCap Stock Portfolio             +11.5            +10.2
----------------------------------------------------------------
ALL STOCKS
  Total Stock Market Portfolio         +17.6%           +17.6%
----------------------------------------------------------------

*The respective indexes are the S&P 500 Index, the S&P/BARRA Growth and Value Indexes, the Wilshire 4500 Index, the Russell 2000 Index, and the Wilshire 5000 Index.

     This was a remarkable achievement, but one that is unlikely to persist or to recur. In this heady environment for common stocks, the returns of our Extended Market and Small Capitalization Stock Portfolios comfortably outpaced their target indexes, while our Growth, Value, and Total Stock Market Portfolios tracked their bogeys with considerable accuracy.

     The table at right shows the total returns (capital change plus reinvested dividends) achieved by our six Portfolios during the period compared with the returns on their respective unmanaged benchmarks. Per-share figures for each Portfolio, including net asset values, income dividends, and capital gains distributions, are presented in the table that follows this letter.

THE PERIOD IN REVIEW

A nearly perfect climate for common stocks--strong economic growth, rising corporate profits, and decelerating inflation--prevailed during the six months ended June 30. While the market's rising tide lifted all boats, large-capitalization stocks chalked up the largest gains. The record-setting advance was interrupted by a decline of nearly -10% in the S&P 500 Index during the seven weeks following February 18. By early May, however, the market had resumed its ascent into record territory.

     Jitters about interest rates and inflation were the apparent causes of the brief slide. Although the Federal Reserve Board raised its target for short-term interest rates by a quarter-point to 5.50% on March 25, short-term interest rates ended the period where they began it (5.17% for three-month U.S. Treasury bills). Longer-term rates were up only slightly (less than one-quarter percentage point) on balance during the first half of 1997. The stock market's strong rebound in the second quarter stemmed from a combination of factors, including strong corporate earnings reports, a lessening of inflation fears, and an easing in interest rates. Whatever their causes, the price fluctuations served as a clear reminder of the volatility that is very much a part of investing in stocks.

     One indication of the bias toward large-cap stocks during the period is that the return on the S&P 500 Index was nearly double the +10.6% return on the rest of the stock market (as represented by the Wilshire 4500 Equity Index). Even within the S&P 500 Index there was a powerful bias toward big stocks and against smaller stocks: The 100 largest stocks in the Index returned +23.4% while the 400 others provided a return of +15.2%. The performance of the entire U.S. stock market was also clearly buoyed by the market's biggest names, propelling our Total Stock Market Portfolio to a return of +17.6%.

     The market's pronounced tilt toward larger stocks resulted not only in the remarkable absolute performance of our 500 Portfolio, but in exceptional relative performance too, as our return during the period was fully +7.5 percentage points ahead of the return of the average general equity mutual fund. This universe includes many funds with larger positions in smaller-cap stocks--a distinction that has heavily favored our Portfolio over the past two-and-a-half years but that cannot, and will not, work to our advantage indefinitely.

     Among the S&P 500 stocks, health-care issues led the way with an advance of +31.4% during the half-year, but all major sectors (with the exception of utilities) booked double-digit gains. The growth and value components of the S&P 500 Index both provided solid absolute returns, though growth stocks proved much stronger, providing a return of +24.6% for the period, versus +16.5% for value stocks (as measured by the S&P/BARRA Growth and Value Indexes). While returns on these two groups have been quite similar over long periods, they often diverge over shorter periods.

     Among smaller stocks, that disparity between growth and value stocks was reversed. The value component of the Russell 2000 Index provided a return of +14.8% during the half-year while the growth component returned a relatively modest +5.2%. Overall, small stocks turned in a solid return during the six months, advancing +10.2% largely on the strength of their technology-led surge over the final three months of the period.

     The continuing ability of our Core Management Group to closely parallel the returns of our Portfolios with their target indexes is also worthy of comment. Despite our (extremely low) operating expenses and portfolio transaction costs, our three large-cap Portfolios tracked their targets within
0.1 percentage point; our Total Stock Market Portfolio matched its target, and our mid-cap and small-cap Portfolios outpaced their targets.

IN SUMMARY

The bull market for U.S. stocks that began almost 15 years ago has amply demonstrated the rewards of long-term investing. Risk, the inseparable companion of reward, may not be so apparent after such a period. Yet investors disregard risk at their peril. So we hope that the sizable, sudden fluctuations in the stock market during the first half of 1997 reinforced two key messages that we have repeatedly stressed in these Reports to you.

     The first message concerns the importance of holding a balanced portfolio of stock funds, bond funds, and money market funds in proportions appropriate to your financial situation, tolerance for risk, and investment objectives. By making it easier to ride out episodes of market volatility, a balanced portfolio helps investors to adhere to our second message: Always "stay the course" toward your long-term investment goals.


/s/ JOHN C. BOGLE                                         /s/ JOHN J. BRENNAN


John C. Bogle                                             John J. Brennan
Chairman of the Board                                     President

July 19, 1997

PORTFOLIO STATISTICS

---------------------------------------------------------------------------------------------------------------------------
                                                                                   SIX MONTHS ENDED JUNE 30, 1997
                                                                             ----------------------------------------------
                                      NET ASSET VALUE PER SHARE              DISTRIBUTIONS FROM           DIVIDENDS FROM
                                ------------------------------------              NET REALIZED            NET INVESTMENT
PORTFOLIO                       DEC. 31, 1996          JUN. 30, 1997            CAPITAL GAINS                   INCOME
---------------------------------------------------------------------------------------------------------------------------
500                                  $69.17                $82.73                     $0.04                    $0.54
Growth                                16.90                 20.93                      0.00                     0.10
Value                                 17.02                 19.31                      0.32                     0.14
Extended Market                       26.20                 28.84                      0.37                     0.01
SmallCap Stock                        20.23                 22.48                      0.065                    0.00
Total Stock Market                    17.77                 20.72                      0.04                     0.12
---------------------------------------------------------------------------------------------------------------------------

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED JUNE 30, 1997

U.S. EQUITY MARKETS

As the economy continued to grow while the rate of inflation did not, a robust market provided solid gains to investors in U.S. common stocks during the first half of 1997. The best performers were primarily larger-capitalization issues, although the small-company indexes exhibited some strength in the final two months of the period. Over the half-year, the Standard & Poor's 500 Composite Stock Price Index gained 20.6%, fueled by a 10.8% boost since the end of April. Reflecting the gains among smaller companies, the Russell 2000 Index posted a 10.2% increase for the six-month period, driven by an 11.1% jump in May and a 4.3% rise in June. It was particularly noteworthy that the recent small-cap gains were led by small growth stocks, the worst segment of the U.S. market during the past 12 months. This group has surged 17.6% since the end of March, although at the half-year's end it still lagged the S&P 500 Index by a sizable margin (5.2% versus 20.6%).

     Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year, and from a widespread confidence reflected in increased price/earnings ratios. The strength in earnings, the expectation that income will continue to increase at an attractive pace, and the further conviction that inflation is not a problem helped stocks to continue to produce solid gains in the fiscal period. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

------------------------------------------------------------------------
                                                 TOTAL RETURNS
                                          PERIODS ENDED JUNE 30, 1997
                                        --------------------------------
                                        6 MONTHS    1 YEAR     5 YEARS*
------------------------------------------------------------------------
EQUITY
   S&P 500 Index                         20.6%       34.7%      19.8%
   Russell 2000 Index                    10.2        16.3       17.9
   MSCI EAFE Index                       11.4        13.2       13.2
------------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index            3.1%        8.2%       7.1%
   Lehman 10-Year Municipal
     Bond Index                           3.3         8.3        7.4
   Salomon Brothers Three-Month
     U.S. Treasury Bill Index             2.6         5.3        4.5
------------------------------------------------------------------------
OTHER
   Consumer Price Index                   1.1%        2.3%       2.7%
------------------------------------------------------------------------

*Average annual.

     The strongest gains in the S&P 500 Index during the past six months came from the health-care sector (up 31.4%) and the consumer-staples sector (up 23.9%). By contrast, numerous uncertainties for utilities caused the issues in that sector to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.

U.S. FIXED-INCOME MARKETS

The modest rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.42% at the end of December to 6.97% by the middle of April. In the following weeks, economic reports indicated a slowing in economic growth and further reduced fears of an increase in inflation. This news helped interest rates fall to 6.50% by the end of June.

     Fueled by robust consumer spending, the U.S. economy expanded at a remarkable 5.8% rate in the first three months of 1997. Reflecting the vibrant economy, the nation's unemployment rate stood at 5.0% in June. Strong economic growth and tight labor markets have often led to rising inflation because of increased demand for goods and services. With this in mind, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first six months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

     With interest rates very close to year-end levels, bond investors have fared reasonably well during the past six months, as illustrated by the 3.1% return of the Lehman Brothers Aggregate Bond Index. Investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors received fairly good returns over the past six months. As measured by the broad Morgan Stanley Capital International Europe, Australasia, Far East Index, foreign markets gained 11.4%.

     The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, returning 11.1% in May and 7.5% in June to U.S. investors. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, the Japanese market is up 9.2%. The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 17.0% during the six-month period.

     Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. For the six months, Europe gained 24.8% in local currencies, which a strong dollar trimmed to 14.4% for U.S. investors.

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

500 PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1976-JUNE 30, 1997
------------------------------------------------
                  500 PORTFOLIO          S&P 500
FISCAL   CAPITAL     INCOME     TOTAL     TOTAL
YEAR     RETURN      RETURN    RETURN     RETURN
------------------------------------------------
1977       -11.7%      3.9%      -7.8%     -7.2%
1978         0.8       5.1        5.9       6.5
1979        12.1       5.9       18.0      18.4
1980        25.5       6.4       31.9      32.4
1981        -9.8       4.6       -5.2      -4.9
1982        14.8       6.2       21.0      21.5
1983        16.2       5.1       21.3      22.5
1984         1.5       4.7        6.2       6.3
1985        26.1       5.1       31.2      31.8
1986        14.0       4.1       18.1      18.7
1987         2.3       2.4        4.7       5.3
1988        11.6       4.6       16.2      16.6
1989        26.7       4.7       31.4      31.7
1990        -6.8       3.5       -3.3      -3.1
1991        26.3       3.9       30.2      30.5
1992         4.4       3.0        7.4       7.6
1993         7.1       2.8        9.9      10.1
1994        -1.5       2.7        1.2       1.3
1995        34.4       3.0       37.4      37.6
1996        20.5       2.4       22.9      23.0
1997*       19.7       0.8       20.5      20.6
------------------------------------------------

 *Six months ended June 30, 1997.
 See Financial Highlights table on page 20 for dividend and capital gains information for the past five years.


EXTENDED MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 21, 1987-JUNE 30, 1997
----------------------------------------------------
            EXTENDED MARKET PORTFOLIO       WILSHIRE
                                              4500
FISCAL    CAPITAL     INCOME      TOTAL      TOTAL
YEAR       RETURN     RETURN     RETURN      RETURN
----------------------------------------------------
1987        -0.1%       0.0%      -0.1%        -0.1%
1988        17.7        2.0       19.7         20.5
1989        22.1        2.0       24.1         23.9
1990       -16.4        2.4      -14.0        -13.6
1991        39.6        2.2       41.8         43.5
1992        10.9        1.6       12.5         11.9
1993        13.2        1.3       14.5         14.6
1994        -3.2        1.4       -1.8         -2.7
1995        32.2        1.6       33.8         33.5
1996        16.2        1.4       17.6         17.2
1997*       11.7        0.0       11.7         10.6
----------------------------------------------------

 *Six months ended June 30, 1997.
 See Financial Highlights table on page 21 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
------------------------------------------------------------------------------------------------------
                                                                                10 YEARS
                                   INCEPTION                     -------------------------------------
                                      DATE      1 YEAR   5 YEARS    CAPITAL        INCOME       TOTAL
------------------------------------------------------------------------------------------------------
500 Portfolio*                      8/31/76     34.53%    19.58%    11.18%          3.19%       14.37%
Extended Market Portfolio**        12/21/87     18.35     17.66     13.95+          1.68+       15.63+
------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the annual account maintenance fee of $10.
**Performance figures are adjusted for a 0.5% transaction fee on purchases and the annual account maintenance fee of $10.
+ Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

TOTAL STOCK MARKET PORTFOLIO
TOTAL INVESTMENT RETURNS: APRIL 27, 1992-JUNE 30, 1997
-----------------------------------------------------------
                TOTAL STOCK MARKET PORTFOLIO       WILSHIRE
                                                     5000
FISCAL     CAPITAL         INCOME      TOTAL        TOTAL
YEAR        RETURN         RETURN      RETURN       RETURN
-----------------------------------------------------------
1992         8.1%            2.3%        10.4%       10.6%
1993         8.1             2.5         10.6        11.3
1994        -2.5             2.3         -0.2        -0.1
1995        33.1             2.7         35.8        36.4
1996        18.9             2.1         21.0        21.2
1997*       16.9             0.7         17.6        17.6
-----------------------------------------------------------

 *Six months ended June 30, 1997.
 See Financial Highlights table on page 22 for dividend and capital gains information for the past five years.

GROWTH PORTFOLIO
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1997
---------------------------------------------------------------
                        GROWTH PORTFOLIO                   S&P*
FISCAL         CAPITAL        INCOME        TOTAL         TOTAL
YEAR           RETURN         RETURN       RETURN        RETURN
---------------------------------------------------------------
1992             2.6%           0.6%         3.2%          3.2%
1993            -0.6            2.1          1.5           1.7
1994             0.8            2.1          2.9           3.1
1995            35.9            2.2         38.1          38.1
1996            22.0            1.7         23.7          24.0
1997**          23.8            0.7         24.5          24.6
---------------------------------------------------------------

 *S&P/BARRA Growth Index.
**Six months ended June 30, 1997.
 See Financial Highlights table on page 23 for dividend and capital gains information since the Portfolio's inception.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
-------------------------------------------------------------------------------------------------------
                                                                               SINCE INCEPTION
                                     INCEPTION                        ---------------------------------
                                       DATE     1 YEAR    5 YEARS      CAPITAL     INCOME        TOTAL
-------------------------------------------------------------------------------------------------------
Total Stock Market Portfolio*         4/27/92    29.27%    18.62%       15.50%       2.46%       17.96%
Growth Portfolio*                     11/2/92    38.19       --         17.41        2.01        19.42
-------------------------------------------------------------------------------------------------------

 *Performance figures are adjusted for the annual account maintenance fee of $10.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note, too, that both share price and return can fluctuate widely so that an investment in the Portfolios could lose money.

VALUE PORTFOLIO
TOTAL INVESTMENT RETURNS: NOVEMBER 2, 1992-JUNE 30, 1997
-------------------------------------------------------------
                       VALUE PORTFOLIO                  S&P*
FISCAL      CAPITAL        INCOME        TOTAL         TOTAL
YEAR         RETURN        RETURN       RETURN        RETURN
-------------------------------------------------------------
1992          3.0%          0.7%           3.7%         3.7%
1993         14.6           3.7           18.3         18.6
1994         -4.0           3.3           -0.7         -0.6
1995         33.0           3.9           36.9         37.0
1996         19.1           2.8           21.9         22.0
1997**       15.5           0.9           16.4         16.5
-------------------------------------------------------------

 *S&P/BARRA Value Index.
 **Six months ended June 30, 1997.
 See Financial Highlights table on page 24 for dividend and capital gains information since the Portfolio's inception.

SMALL CAPITALIZATION STOCK PORTFOLIO
TOTAL INVESTMENT RETURNS: DECEMBER 31, 1976-JUNE 30, 1997
------------------------------------------------------------------
             SMALL CAPITALIZATION STOCK PORTFOLIO     RUSSELL 2000
FISCAL        CAPITAL         INCOME        TOTAL         TOTAL
YEAR          RETURN          RETURN       RETURN        RETURN
------------------------------------------------------------------
1977            4.7%             1.9%         6.6%          7.4%
1978            4.4              2.4          6.8          14.5
1979           30.6              3.8         34.4          43.1
1980           42.9              1.1         44.0          38.6
1981           -2.9              0.0         -2.9           2.0
1982           43.5              2.9         46.4          24.9
1983           18.2              0.0         18.2          29.1
1984          -25.2              0.0        -25.2          -7.3
1985           21.5              1.5         23.0          31.1
1986            0.2              0.0          0.2           5.7
1987           -7.0              0.0         -7.0          -8.8
1988           24.0              0.6         24.6          24.9
1989            9.4              1.1         10.5          16.2
1990          -19.8              1.7        -18.1         -19.5
1991           43.0              2.3         45.3          46.1
1992           16.7              1.5         18.2          18.4
1993           17.4              1.3         18.7          18.9
1994           -1.9              1.4         -0.5          -1.8
1995           27.2              1.5         28.7          28.4
1996           16.6              1.5         18.1          16.5
1997*          11.5              0.0         11.5          10.2
------------------------------------------------------------------

 *Six months ended June 30, 1997.
 See Financial Highlights table on page 25 for dividend and capital gains information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED JUNE 30, 1997
---------------------------------------------------------------------------------------------------------------------
                                                                                             10 YEARS
                                             INCEPTION                          -------------------------------------
                                                 DATE       1 YEAR    5 YEARS    CAPITAL       INCOME        TOTAL
---------------------------------------------------------------------------------------------------------------------
Value Portfolio*                               11/2/92      30.63%      --       16.95%**      3.31%**      20.26%**
Small Capitalization Stock Portfolio+          10/3/60      17.54     18.44%      9.88         1.19         11.07
---------------------------------------------------------------------------------------------------------------------

*Performance figures are adjusted for the annual account maintenance fee of
 $10.
**Since inception.
+Performance figures are adjusted for a 0.5% transaction fee on purchases and the annual account maintenance fee of $10.

[PHOTO]

FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Index Trust Portfolios, are included as an insert to this Report (except for the 500 Portfolio, whose Statement of Net Assets is provided below).

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The 500, Growth, and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.


-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
500 PORTFOLIO                                               SHARES                 (000)
-----------------------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------------------
     General Electric Co.                               19,669,865          $  1,285,917
     The Coca-Cola Co.                                  14,865,614             1,003,429
     Exxon Corp.                                        14,890,826               915,786
 -   Microsoft Corp.                                     7,185,518               908,519
     Merck & Co., Inc.                                   7,237,820               749,114
     Royal Dutch Petroleum
        Co. ADR                                         12,840,720               698,214
     Intel Corp.                                         4,911,225               695,245
     Philip Morris Cos., Inc.                           14,564,215               646,287
     Procter & Gamble Co.                                4,061,361               573,667
     International Business
        Machines Corp.                                   5,956,317               537,185
     Johnson & Johnson                                   7,985,731               514,081
     Bristol-Myers Squibb Co.                            5,995,214               485,612
     Pfizer, Inc.                                        3,871,071               462,593
     Wal-Mart Stores, Inc.                              13,649,931               461,538
     E.I. du Pont de Nemours & Co.                       6,770,988               425,726
     American International
        Group, Inc.                                      2,815,171               420,516
     Eli Lilly & Co.                                     3,332,511               364,285
     PepsiCo, Inc.                                       9,189,078               345,165
     AT&T Corp.                                          9,740,614               341,530
     Hewlett-Packard Co.                                 6,093,417               341,231
     SBC Communications Inc.                             5,469,475               338,424
     Citicorp                                            2,777,812               334,900
     Mobil Corp.                                         4,715,876               329,522
     The Walt Disney Co.                                 4,047,689               324,827
     Gillette Co.                                        3,339,445               316,412
     Abbott Laboratories                                 4,634,876               309,378
     American Home Products Corp.                        3,859,694               295,267
     Chevron Corp.                                       3,919,068               289,766
     NationsBank Corp.                                   4,378,304               282,401
     Fannie Mae                                          6,357,915               277,364
     Lucent Technologies, Inc.                           3,836,168               276,444
     BellSouth Corp.                                     5,951,290               275,991
     BankAmerica Corp.                                   4,260,815               275,089
     Motorola, Inc.                                      3,563,578               270,832
     Ford Motor Co.                                      7,130,950               269,193
 -   Cisco Systems, Inc.                                 3,979,969               267,155
     Amoco Corp.                                         2,964,028               257,685
     Minnesota Mining &
        Manufacturing Co.                                2,496,009               254,593
     GTE Corp.                                           5,719,721               250,953
     Chase Manhattan Corp.                               2,585,318               250,937
     General Motors Corp.                                4,371,470               243,436
     Travelers Group Inc.                                3,845,012               242,476
     The Boeing Co.                                      4,322,915               229,385
     Ameritech Corp.                                     3,291,086               223,588
     American Express Co.                                2,833,590               211,102
     Schering-Plough Corp.                               4,393,196               210,324
     Unilever NV ADR                                       958,594               208,973

-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
500 PORTFOLIO                                               SHARES                 (000)
-----------------------------------------------------------------------------------------
     Warner-Lambert Co.                                  1,626,101          $    202,043
     Home Depot, Inc.                                    2,909,983               200,607
     McDonald's Corp.                                    4,151,471               200,568
     Bell Atlantic Corp.                                 2,622,453               198,979
 -   Oracle Corp.                                        3,920,817               197,266
     Allstate Corp.                                      2,644,266               193,031
     Schlumberger Ltd.                                   1,478,443               184,805
     Texaco Inc.                                         1,580,112               171,837
 -   WorldCom, Inc.                                      5,347,386               170,782
     Banc One Corp.                                      3,454,022               167,304
     Kimberly-Clark Corp.                                3,361,209               167,220
     Time Warner, Inc.                                   3,381,984               163,181
 -   Compaq Computer Corp.                               1,643,952               163,162
     First Union Corp.                                   1,714,746               158,614
     Columbia/HCA Healthcare Corp.                       4,004,870               157,441
     MCI Communications Corp.                            4,115,022               157,400
     Xerox Corp.                                         1,940,446               153,053
     Monsanto Co.                                        3,545,378               152,673
     Eastman Kodak Co.                                   1,982,628               152,167
     NYNEX Corp.                                         2,636,965               151,955
     Morgan Stanley, Dean Witter,
        Discover and Co.                                 3,431,945               147,788
     Emerson Electric Co.                                2,665,249               146,755
     Wells Fargo & Co.                                     536,532               144,595
     Federal Home Loan
        Mortgage Corp.                                   4,167,699               143,265
     AlliedSignal Inc.                                   1,696,324               142,491
     Northern Telecom Ltd.                               1,558,381               141,813
     Campbell Soup Co.                                   2,787,959               139,398
     Chrysler Corp.                                      4,180,913               137,186
     Atlantic Richfield Co.                              1,931,129               136,144
     Sprint Corp.                                        2,581,602               135,857
     Sears, Roebuck & Co.                                2,350,279               126,328
     Norwest Corp.                                       2,239,520               125,973
     Anheuser-Busch Cos., Inc.                           2,970,931               124,593
     Caterpillar, Inc.                                   1,138,615               122,259
     Dow Chemical Co.                                    1,399,992               121,974
     Computer Associates
        International, Inc.                              2,173,861               121,057
     Lockheed Martin Corp.                               1,157,566               119,880
     Sara Lee Corp.                                      2,874,657               119,658
     Merrill Lynch & Co., Inc.                           1,985,417               118,380
     First Data Corp.                                    2,689,453               118,168
 -   Dell Computer Corp.                                 1,004,297               117,879
     United Technologies Corp.                           1,417,770               117,675
     Medtronic, Inc.                                     1,427,492               115,627
     Colgate-Palmolive Co.                               1,769,268               115,445
     J.P. Morgan & Co., Inc.                             1,104,763               115,310
     First Chicago NBD Corp.                             1,873,865               113,369
     U S WEST
        Communications Group                             2,867,679               108,076
     Kellogg Co.                                         1,253,182               107,304
     Pharmacia & Upjohn, Inc.                            3,036,475               105,517
     Union Pacific Corp.                                 1,479,811               104,327
     Duke Energy Corp.                                   2,152,562               103,188
     H.J. Heinz Co.                                      2,200,607               101,503
     The Bank of New York Co., Inc.                      2,332,300               101,455
-----------------------------------------------------------------------------------------
TOTAL--100 LARGEST STOCKS                                                     27,016,382
-----------------------------------------------------------------------------------------
     NIKE, Inc. Class B                                  1,731,899               101,100
     Fleet Financial Group, Inc.                         1,567,406                99,138
     Texas Instruments, Inc.                             1,145,616                96,303
     Aetna Inc.                                            902,918                92,436
     Amgen, Inc.                                         1,587,702                92,186
     ConAgra, Inc.                                       1,427,945                91,567
     The Seagram Co. Ltd.                                2,218,077                89,278
 -   3Com Corp.                                          1,986,296                89,259
     Southern Co.                                        4,075,957                89,162
     General Re Corp.                                      489,724                89,130
     Westinghouse Electric Corp.                         3,802,441                87,931
     International Paper Co.                             1,803,988                87,606
     Waste Management Inc.                               2,710,173                87,064
     Baxter International, Inc.                          1,665,878                87,042
     McDonnell Douglas Corp.                             1,261,618                86,421
     Deere & Co.                                         1,529,012                83,905
     Gannett Co., Inc.                                     846,322                83,574
     Burlington Northern
        Santa Fe Corp.                                     920,908                82,767
     Automatic Data Processing, Inc.                     1,752,773                82,380
 -   AirTouch Communications, Inc.                       3,006,783                82,311
 -   Sun Microsystems, Inc.                              2,205,048                82,000
     PNC Bank Corp.                                      1,930,290                80,348
     CIGNA Corp.                                           446,981                79,339
     CPC International, Inc.                               858,938                79,291
     Walgreen Co.                                        1,472,569                78,967
     Aluminum Co. of America                             1,038,770                78,297
     Tyco International Ltd.                             1,116,256                77,650
     J.C. Penney Co., Inc.                               1,477,742                77,120
     Rockwell International Corp.                        1,302,143                76,826
 -   Applied Materials, Inc.                             1,083,346                76,647
     Corning, Inc.                                       1,371,177                76,272
     Archer-Daniels-Midland Co.                          3,233,135                75,979
     Norfolk Southern Corp.                                750,953                75,658
 -   U S WEST Media Group                                3,714,493                75,218
     KeyCorp                                             1,340,342                74,892
     Household International, Inc.                         636,846                74,790
     Illinois Tool Works, Inc.                           1,489,363                74,375
     MBNA Corp.                                          2,000,196                73,257
     SunTrust Banks, Inc.                                1,326,174                73,022
     CSX Corp.                                           1,302,182                72,271
     Raytheon Co.                                        1,413,617                72,094
 -   Boston Scientific Corp.                             1,164,224                71,527
     Marsh & McLennan Cos., Inc.                           990,736                70,714
     Mellon Bank Corp.                                   1,549,216                69,908
     The Chubb Corp.                                     1,045,079                69,890
     National City Corp.                                 1,328,036                69,722
     Dayton-Hudson Corp.                                 1,298,539                69,066
     Phillips Petroleum Co.                              1,577,156                69,001
     American General Corp.                              1,444,266                68,964
     Loews Corp.                                           687,158                68,802
     First Bank System, Inc.                               800,048                68,304
     May Department Stores Co.                           1,421,236                67,153
     CoreStates Financial Corp.                          1,238,714                66,581
     Textron, Inc.                                         988,434                65,607
     The Gap, Inc.                                       1,659,469                64,512
     BankBoston Corp.                                      886,826                63,907
     PPG Industries, Inc.                                1,091,008                63,415

-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
                                                            SHARES                 (000)
-----------------------------------------------------------------------------------------
     Enron Corp.                                         1,550,183          $     63,267
 -   CUC International, Inc.                             2,441,231                63,014
     General Mills, Inc.                                   965,069                62,850
     Barnett Banks, Inc.                                 1,192,197                62,590
     Edison International                                2,484,516                61,802
     Weyerhaeuser Co.                                    1,187,514                61,751
     Pitney Bowes, Inc.                                    882,796                61,354
 -   Viacom Inc. Class B                                 2,041,451                61,244
 -   Toys R Us, Inc.                                     1,725,884                60,406
 -   Tellabs, Inc.                                       1,078,946                60,151
     Halliburton Co.                                       755,244                59,853
     PG&E Corp.                                          2,449,847                59,409
     The Goodyear Tire & Rubber Co.                        932,514                59,040
     Mattel, Inc.                                        1,741,157                58,982
 -   Tele-Communications, Inc.
        Class A                                          3,970,167                58,808
     Hartford Financial Services
        Group Inc.                                         704,573                58,303
     Unocal Corp.                                        1,501,929                58,294
     United Healthcare Corp.                             1,112,351                57,842
     Honeywell, Inc.                                       759,960                57,662
 -   EMC Corp.                                           1,471,553                57,391
     U.S. Bancorp                                          887,849                56,933
     Wachovia Corp.                                        968,140                56,455
     Avon Products, Inc.                                   789,474                55,707
     AMP, Inc.                                           1,313,780                54,850
 -   HFS Inc.                                              945,235                54,824
     Albertson's, Inc.                                   1,500,720                54,776
     Air Products & Chemicals, Inc.                        663,656                53,922
 -   Tenet Healthcare Corp.                              1,803,439                53,314
     Praxair, Inc.                                         941,855                52,744
     Ralston-Ralston Purina Group                          636,463                52,309
     Fifth Third Bancorp                                   633,762                51,968
 -   Seagate Technology                                  1,469,134                51,695
     Great Western Financial Corp.                         961,087                51,658
     Aon Corp.                                             994,675                51,474
 -   HEALTHSOUTH Corp.                                   2,053,016                51,197
     CVS Corp.                                             998,264                51,161
     Hershey Foods Corp.                                   912,519                50,474
 -   AMR Corp.                                             545,224                50,433
 -   Micron Technology, Inc.                             1,256,613                50,186
     FPL Group, Inc.                                     1,089,173                50,170
     USX-Marathon Group                                  1,721,214                49,700
     Occidental Petroleum Corp.                          1,972,848                49,445
     Barrick Gold Corp.                                  2,226,140                48,975
-----------------------------------------------------------------------------------------
TOTAL--200 LARGEST STOCKS                                                     33,896,711
-----------------------------------------------------------------------------------------
     American Electric Power
        Co., Inc.                                        1,129,213                47,427
     Alcan Aluminium Ltd.                                1,357,132                47,076
     Service Corp. International                         1,429,603                46,998
     Georgia-Pacific Corp.                                 547,361                46,731
     Marriott International                                760,081                46,650
     Wrigley, (Wm.) Jr. Co.                                695,528                46,600
     Texas Utilities Co.                                 1,344,326                46,295
     Tenneco, Inc.                                       1,024,354                46,288
 -   The Kroger Co.                                      1,518,644                44,041
     Comerica, Inc.                                        637,925                43,379
 -   Federated Department Stores                         1,244,566                43,249
     American Stores Co.                                   873,427                43,125
     TRW, Inc.                                             754,682                42,875
     Charles Schwab Corp.                                1,048,817                42,674
 -   ITT Corp.                                             697,012                42,561
     Browning-Ferris Industries, Inc.                    1,266,121                42,099
     Conseco Inc.                                        1,133,692                41,947
 -   Costco Cos., Inc.                                   1,262,703                41,511
     Williams Cos., Inc.                                   947,745                41,464
     Consolidated Edison Co. of
        New York, Inc.                                   1,407,616                41,437
     Dover Corp.                                           668,570                41,117
     Crown Cork & Seal Co., Inc.                           769,095                41,099
     Cognizant Corp.                                     1,010,857                40,940
     The Clorox Co.                                        309,539                40,859
     Bankers Trust New York Corp.                          465,090                40,463
     Dominion Resources, Inc.                            1,103,352                40,410
     Eaton Corp.                                           462,107                40,348
     Masco Corp.                                           964,202                40,255
     Ingersoll-Rand Co.                                    649,856                40,129
     Lincoln National Corp.                                619,934                39,908
     Hilton Hotels Corp.                                 1,491,272                39,612
 -   Federal Express Corp.                                 684,388                39,523
     Dresser Industries, Inc.                            1,055,558                39,320
     Pioneer Hi-Bred
        International, Inc.                                489,115                39,129
     PacifiCorp                                          1,770,591                38,953
     Entergy Corp.                                       1,419,518                38,859
     Lowe's Cos., Inc.                                   1,036,408                38,477
     Fortune Brands, Inc.                                1,027,947                38,355
     Sysco Corp.                                         1,048,861                38,283
     St. Paul Cos., Inc.                                   499,861                38,114
     Guidant Corp.                                         443,793                37,722
     Newell Co.                                            951,973                37,722
     Union Pacific Resources
        Group, Inc.                                      1,515,659                37,702
     ALLTEL Corp.                                        1,112,453                37,198
     TransAmerica Corp.                                    396,963                37,141
     Cardinal Health, Inc.                                 646,752                37,027
     Becton, Dickinson & Co.                               730,014                36,957
     Rite Aid Corp.                                        735,055                36,661
     The Quaker Oats Co.                                   815,876                36,612
     UNUM Corp.                                            868,545                36,479
     Newmont Mining Corp.                                  935,182                36,472
     Genuine Parts Co.                                   1,073,388                36,361
     Delta Air Lines, Inc.                                 439,447                36,035
     Salomon, Inc.                                         647,348                36,009
 -   Kmart Corp.                                         2,905,011                35,586
     Union Carbide Corp.                                   756,048                35,582
     Public Service Enterprise
        Group Inc.                                       1,417,275                35,432
     SAFECO Corp.                                          755,992                35,295
     Republic New York Corp.                               327,896                35,249
     Cooper Industries, Inc.                               708,340                35,240
     The McGraw-Hill Cos.                                  597,844                35,161
     Tribune Co.                                           731,362                35,151
     Rohm & Haas Co.                                       379,844                34,210
     MGIC Investment Corp.                                 706,654                33,875
     Coastal Corp.                                         633,248                33,681
     Baker Hughes, Inc.                                    863,514                33,407
     Winn-Dixie Stores, Inc.                               891,378                33,204
 -   Digital Equipment Corp.                               934,755                33,125
     International Flavors &
        Fragrances, Inc.                                   655,635                33,110

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
-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
500 PORTFOLIO                                               SHARES                 (000)
-----------------------------------------------------------------------------------------
 -   Computer Sciences Corp.                               458,191          $     33,047
     CINergy Corp.                                         944,472                32,879
     The Limited, Inc.                                   1,623,550                32,877
     R.R. Donnelley & Sons Co.                             895,913                32,813
     Phelps Dodge Corp.                                    384,964                32,794
     Burlington Resources, Inc.                            741,627                32,724
 -   Parametric Technology Corp.                           764,021                32,471
     VF Corp.                                              382,618                32,427
     Carolina Power & Light Co.                            899,008                32,252
     Freeport-McMoRan Copper &
        Gold Inc. Class B                                1,024,983                31,903
     Sherwin-Williams Co.                                1,031,514                31,848
     Champion International Corp.                          572,874                31,651
     Times Mirror Co. Class A                              572,732                31,643
 -   Bay Networks, Inc.                                  1,190,703                31,628
     Reynolds Metals Co.                                   437,011                31,137
 -   Thermo Electron Corp.                                 898,210                30,876
     Amerada Hess Corp.                                    553,480                30,753
     UST Inc.                                            1,106,440                30,704
     Consolidated Natural Gas Co.                          569,069                30,623
     Case Corp.                                            443,968                30,578
     Northrop Grumman Corp.                                347,078                30,478
 -   Advanced Micro Devices, Inc.                          837,830                30,162
     Interpublic Group of Cos., Inc.                       490,782                30,091
     Inco Ltd.                                             999,020                30,033
     Houston Industries, Inc.                            1,393,025                29,863
     Torchmark Corp.                                       417,754                29,765
     Eastman Chemical Co.                                  468,443                29,746
     Nucor Corp.                                           526,204                29,731
     Jefferson-Pilot Corp.                                 423,776                29,611
     Equifax, Inc.                                         788,890                29,337
     MBIA, Inc.                                            259,478                29,272
-----------------------------------------------------------------------------------------
TOTAL--300 LARGEST STOCKS                                                     37,574,414
-----------------------------------------------------------------------------------------
     Hercules, Inc.                                        607,688                29,093
     Green Tree Financial Corp.                            815,948                29,068
     Unicom Corp.                                        1,294,544                28,804
     New York Times Co. Class A                            574,425                28,434
     Allegheny Teledyne Inc.                             1,051,782                28,398
     General Dynamics Corp.                                374,495                28,087
     Fluor Corp.                                           503,940                27,811
     PECO Energy Corp.                                   1,321,243                27,746
     Knight-Ridder, Inc.                                   556,753                27,316
 -   LSI Logic Corp.                                       846,176                27,078
     Central & South West Corp.                          1,269,946                26,986
     Parker Hannifin Corp.                                 442,825                26,874
     The Dun & Bradstreet Corp.                          1,023,749                26,873
     Rubbermaid, Inc.                                      898,015                26,716
 -   Cabletron Systems, Inc.                               925,914                26,215
     Sonat, Inc.                                           511,472                26,213
     Laidlaw Inc. Class B                                1,878,494                25,947
     H.F. Ahmanson & Co.                                   602,809                25,921
 -   National Semiconductor Corp.                          843,942                25,846
     GPU Inc.                                              714,955                25,649
     Morton International, Inc.                            843,786                25,472
     Comcast Corp. Class A Special                       1,180,507                25,160
     Avery Dennison Corp.                                  618,666                24,824
     W.W. Grainger, Inc.                                   315,046                24,633
     W.R. Grace & Co.                                      443,672                24,457
     TJX Cos., Inc.                                        921,782                24,312
     Whirlpool Corp.                                       441,283                24,078
     DTE Energy Co.                                        862,862                23,837
     Golden West Financial Corp.                           340,287                23,820
 -   Western Atlas, Inc.                                   321,646                23,561
     Dana Corp.                                            615,876                23,403
     Baltimore Gas & Electric Co.                          875,100                23,354
     Dillard's Inc.                                        674,055                23,339
     Nordstrom, Inc.                                       475,598                23,304
     Placer Dome, Inc.                                   1,419,912                23,251
     Dow Jones & Co., Inc.                                 573,581                23,051
     Willamette Industries, Inc.                           328,384                22,987
     Union Electric Co.                                    605,567                22,822
     Beneficial Corp.                                      320,503                22,776
     Southwest Airlines Co.                                870,922                22,535
     State Street Corp.                                    487,228                22,534
 -   Humana, Inc.                                          965,236                22,321
     Hasbro, Inc.                                          766,984                21,763
     Pennzoil Co.                                          280,712                21,545
     Columbia Gas Systems, Inc.                            327,622                21,377
     PACCAR, Inc.                                          460,906                21,375
 -   St. Jude Medical, Inc.                                546,355                21,308
     Northern States Power Co.                             409,951                21,215
     The Stanley Works                                     527,579                21,103
 -   AutoZone Inc.                                         891,784                21,013
     Black & Decker Corp.                                  559,487                20,806
     Sigma-Aldrich Corp.                                   592,202                20,690
     Circuit City Stores, Inc.                             581,235                20,670
     Union Camp Corp.                                      413,366                20,668
     Perkin-Elmer Corp.                                    258,873                20,597
     Johnson Controls, Inc.                                500,850                20,566
     Ashland Inc.                                          440,218                20,415
     Wendy's International, Inc.                           784,216                20,341
 -   General Instrument Corp.                              812,665                20,317
 -   Ceridian Corp.                                        476,020                20,112
     Harcourt General, Inc.                                422,140                20,104
     Brown-Forman Corp. Class B                            409,130                19,971
     Harris Corp.                                          237,627                19,961
     IKON Office Solutions                                 799,198                19,930
     H & R Block, Inc.                                     616,870                19,894
     Liz Claiborne, Inc.                                   423,991                19,769
     Ohio Edison Co.                                       905,513                19,752
     Raychem Corp.                                         265,122                19,718
     PP&L Resources Inc.                                   980,920                19,557
     Frontier Corp.                                        971,577                19,371
     The Mead Corp.                                        309,859                19,289
 -   Woolworth Corp.                                       794,535                19,069
     Westvaco Corp.                                        604,776                19,013
     Great Lakes Chemical Corp.                            361,061                18,911
     James River Corp.                                     510,401                18,885
     Tandy Corp.                                           336,592                18,849
     Brunswick Corp.                                       592,739                18,523
     Ecolab, Inc.                                          382,749                18,276
     Kerr-McGee Corp.                                      287,890                18,245
     ITT Industries, Inc.                                  699,877                18,022
     Armstrong World Industries Inc.                       244,518                17,942
     Engelhard Corp.                                       853,751                17,875
 -   Providian Financial Corp.                             556,152                17,866
     Temple-Inland Inc.                                    328,909                17,761
     USX-U.S. Steel Group                                  505,606                17,728
 -   FMC Corp.                                             220,331                17,503
     Pall Corp.                                            745,990                17,344

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
-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
                                                            SHARES                 (000)
-----------------------------------------------------------------------------------------
     Thomas & Betts Corp.                                  322,709          $     16,962
     Pacific Enterprises                                   504,313                16,958
     Deluxe Corp.                                          488,510                16,670
     Mallinckrodt, Inc.                                    438,126                16,649
     Cummins Engine Co., Inc.                              234,466                16,545
     USF&G Corp.                                           686,429                16,474
     American Greetings Corp.
        Class A                                            444,580                16,449
 -   US Airways Group Inc.                                 464,712                16,265
     U.S. Surgical Corp.                                   436,298                16,252
     Comcast Corp. Class A                                 760,722                15,880
     Reebok International Ltd.                             335,822                15,700
 -   Silicon Graphics, Inc.                              1,044,785                15,672
     Bausch & Lomb, Inc.                                   329,480                15,527
-----------------------------------------------------------------------------------------
TOTAL--400 LARGEST STOCKS                                                     39,736,332
-----------------------------------------------------------------------------------------
     Maytag Corp.                                          593,843                15,514
 -   DSC Communications Corp.                              696,832                15,505
     Ryder System, Inc.                                    469,082                15,480
     Nalco Chemical Co.                                    398,948                15,409
 -   Andrew Corp.                                          538,373                15,074
     Polaroid Corp.                                        269,147                14,938
     Adobe Systems, Inc.                                   425,085                14,905
     Aegon NV ARS                                          211,992                14,853
     Whitman Corp.                                         615,881                14,781
 -   ALZA Corp.                                            501,904                14,555
 -   Rowan Cos., Inc.                                      507,700                14,311
 -   Tandem Computers, Inc.                                703,905                14,254
     Snap-On Inc.                                          361,495                14,234
 -   Novell, Inc.                                        2,057,176                14,207
 -   Fruit of the Loom, Inc.                               455,938                14,134
     The BFGoodrich Co.                                    318,648                13,801
     Mercantile Stores Co., Inc.                           218,694                13,764
     Owens Corning                                         318,059                13,716
     Bemis Co., Inc.                                       317,032                13,712
     SuperValu Inc.                                        397,174                13,703
     Louisiana-Pacific Corp.                               643,484                13,594
     Cyprus Amax Minerals Co.                              553,369                13,558
     Tupperware Corp.                                      369,382                13,482
     Sun Co., Inc.                                         433,397                13,435
     Echlin, Inc.                                          369,208                13,291
     The Timken Co.                                        370,302                13,169
 -   Oryx Energy Co.                                       620,375                13,105
     National Service Industries, Inc.                     268,908                13,092
     General Signal Corp.                                  295,991                12,913
     Biomet, Inc.                                          677,713                12,622
     NorAm Energy Corp.                                    813,175                12,401
     Allergan, Inc.                                        388,202                12,350
     C.R. Bard, Inc.                                       338,497                12,292
     Pep Boys (Manny, Moe & Jack)                          359,387                12,242
     Manor Care Inc.                                       371,705                12,127
     Harnischfeger Industries Inc.                         291,632                12,103
     Tektronix, Inc.                                       195,883                11,753
     Louisiana Land & Exploration Co.                      202,798                11,585
     Giant Food, Inc. Class A                              353,677                11,539
     Crane Co.                                             272,687                11,402
     Homestake Mining Co.                                  869,809                11,362
     Millipore Corp.                                       256,831                11,301
 -   Harrah's Entertainment, Inc.                          610,789                10,994
     Autodesk, Inc.                                        283,381                10,857
 -   Apple Computer, Inc.                                  748,871                10,625
     NICOR, Inc.                                           295,615                10,605
     Moore Corp. Ltd.                                      533,426                10,502
     Worthington Industries, Inc.                          572,921                10,492
     Cooper Tire & Rubber Co.                              473,694                10,421
     Boise Cascade Corp.                                   287,132                10,139
     Scientific-Atlanta, Inc.                              458,837                10,037
     Foster Wheeler Corp.                                  240,463                 9,739
 -   Beverly Enterprises, Inc.                             588,153                 9,557
     McDermott International, Inc.                         326,677                 9,535
     Alberto-Culver Co. Class B                            331,000                 9,268
     Meredith Corp.                                        317,666                 9,212
     ENSERCH Corp.                                         412,605                 9,180
     Countrywide Credit
        Industries, Inc.                                   289,502                 9,029
 -   Santa Fe Energy Resources, Inc.                       592,358                 8,700
     Caliber System Inc.                                   232,350                 8,655
     Darden Restaurants Inc.                               949,093                 8,601
     Helmerich & Payne, Inc.                               147,864                 8,521
     Stone Container Corp.                                 588,123                 8,418
 -   Unisys Corp.                                        1,037,619                 7,912
     Aeroquip-Vickers Inc.                                 166,196                 7,853
     Shared Medical Systems Corp.                          144,766                 7,781
     ASARCO, Inc.                                          253,952                 7,777
     King World Productions, Inc.                          221,828                 7,764
     Peoples Energy Corp.                                  206,680                 7,738
     Potlatch Corp.                                        170,372                 7,709
     Inland Steel Industries, Inc.                         289,784                 7,571
     Battle Mountain Gold Co.
        Class A                                          1,330,425                 7,567
     Briggs & Stratton Corp.                               150,381                 7,519
 -   Navistar International Corp.                          435,640                 7,515
 -   Niagara Mohawk Power Corp.                            852,947                 7,303
     Centex Corp.                                          171,474                 6,966
 -   Bethlehem Steel Corp.                                 662,715                 6,917
     Russell Corp.                                         225,976                 6,695
 -   Amdahl Corp.                                          720,133                 6,301
     EG & G, Inc.                                          279,461                 6,288
     Springs Industries Inc. Class A                       118,904                 6,272
     Fleetwood Enterprises, Inc.                           209,893                 6,257
     Great Atlantic & Pacific Tea
        Co., Inc.                                          226,860                 6,168
 -   Data General Corp.                                    237,101                 6,165
     Cincinnati Milacron, Inc.                             236,505                 6,134
     Jostens Inc.                                          228,257                 6,106
     Longs Drug Stores, Inc.                               230,316                 6,031
     Adolph Coors Co. Class B                              223,837                 5,904
     Safety-Kleen Corp.                                    343,800                 5,802
     Ball Corp.                                            180,562                 5,428
     ONEOK, Inc.                                           161,721                 5,205
     Freeport-McMoRan Copper &
        Gold Inc. Class A                                  172,483                 5,045
     Echo Bay Mines Ltd.                                   825,366                 4,746
     Pulte Corp.                                           132,337                 4,574
     John H. Harland Co.                                   182,257                 4,158
     Eastern Enterprises                                   119,382                 4,141
     Giddings & Lewis, Inc.                                196,210                 4,071
     Kaufman & Broad Home Corp.                            228,993                 4,022
     Fleming Cos., Inc.                                    223,097                 4,016
     Stride Rite Corp.                                     292,925                 3,771
 -   Charming Shoppes, Inc.                                625,509                 3,264

-----------------------------------------------------------------------------------------
                                                                                  MARKET
                                                                                  VALUE*
500 PORTFOLIO                                               SHARES                 (000)
-----------------------------------------------------------------------------------------
     NACCO Industries, Inc. Class A                         48,484          $      2,736
 -   Armco, Inc.                                           628,116                 2,434
 -   Intergraph Corp.                                      278,462                 2,332
 -   Viacom Inc. Class A                                    71,693                 2,110
 -   TCI Satellite Entertainment, Inc.
        Class A                                             33,719                   266
 -   Fresenius National Medical
        Care Pfd.                                          235,422                    13
-----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (98.1%)(1)
     (COST $26,481,218)                                                       40,747,334
-----------------------------------------------------------------------------------------

                                                              FACE
                                                            AMOUNT
                                                             (000)
-----------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (2.0%)
-----------------------------------------------------------------------------------------
U.S. TREASURY BILL
(2)  5.21%, 7/24/97                                      $  33,700                33,593
(2)  5.27%, 8/7/97                                           7,000                 6,964
REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                         793,832               793,832
-----------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $834,382)                                                             834,389
-----------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
-----------------------------------------------------------------------------------------
     (COST $27,315,600)                                                       41,581,723
-----------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-----------------------------------------------------------------------------------------
 Other Assets--Notes B and E                                                     290,196
 Liabilities--Note E                                                            (318,498)
                                                                             ------------
                                                                                 (28,302)
-----------------------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------------------
 Applicable to 502,258,393 outstanding
    shares of beneficial interest
    (unlimited authorization)                                                $41,553,421
=========================================================================================

NET ASSET VALUE PER SHARE                                                         $82.73
=========================================================================================

*    See Note A in Notes to Financial Statements.
-    Non-Income Producing Security.
(1) The combined market value of common stocks and S&P 500 Index futures represents 100.0% of net assets.
(2) Securities with an aggregate value of $40,557,000 have been segregated as initial margin for open futures contracts.
 ADR--American Depository Receipt.
 ARS--American Registered Share.

-----------------------------------------------------------------------------------------
                                                            AMOUNT                   PER
                                                             (000)                 SHARE
-----------------------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------------------
Paid in Capital--Note C                                $26,965,253                $53.69
Undistributed Net
     Investment Income                                      80,014                   .16
Accumulated Net
     Realized Gains--Note C                                217,858                   .43
Unrealized Appreciation--
     Note D
     Investment Securities                              14,266,123                 28.40
     Futures Contracts                                      24,173                   .05
-----------------------------------------------------------------------------------------
NET ASSETS                                             $41,553,421                $82.73
=========================================================================================

STATEMENT OF OPERATIONS

This Statement shows dividend and interest income earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period. If a Portfolio invested in futures contracts during the period, the results of these investments are shown separately.

-------------------------------------------------------------------------------------------------------------
                                                                       EXTENDED   TOTAL STOCK
                                                             500         MARKET        MARKET         GROWTH
                                                       PORTFOLIO     PORTFOLIO*    PORTFOLIO*     PORTFOLIO*
                                                      -------------------------------------------------------
                                                                    SIX MONTHS ENDED JUNE 30, 1997
                                                      -------------------------------------------------------
                                                           (000)          (000)         (000)          (000)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                         $   325,646      $  14,289     $  32,930      $   7,909
   Interest                                               16,194          3,304         5,977            325
                                                      -------------------------------------------------------
      Total Income                                       341,840         17,593        38,907          8,234
                                                      -------------------------------------------------------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                            35             29            29             12
      Management and Administrative                       29,641          2,161         3,390            965
      Marketing and Distribution                           4,814            288           559            152
   Custodian Fees                                            117             73            94             13
   Auditing Fees                                              17              5             5              4
   Shareholders' Reports                                     665             42            36             22
   Annual Meeting and Proxy Costs                             24              2             1              1
   Trustees' Fees and Expenses                                42              3             5              1
                                                      -------------------------------------------------------
      Total Expenses                                      35,355          2,603         4,119          1,170
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    306,485         14,990        34,788          7,064
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                            467,746         56,526         5,456         24,688
   Futures Contracts                                     102,086          9,305        25,059            334
-------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN                                        569,832         65,831        30,515         25,022
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)
   Investment Securities                               5,810,246        180,000       608,292        230,582
   Futures Contracts                                      24,614          2,136         4,487             64
-------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                                      5,834,860        182,136       612,779        230,646
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $6,711,177       $262,957      $678,082       $262,732
=============================================================================================================

*The Statements of Net Assets for the Extended Market, Total Stock Market, and
 Growth Portfolios, an integral part of the Financial Statements for each Portfolio, are included as an insert to this Report.

----------------------------------------------------------------------------------------------
                                                                                         SMALL
                                                                                CAPITALIZATION
                                                                          VALUE          STOCK
                                                                     PORTFOLIO*     PORTFOLIO*
                                                            ----------------------------------
                                                               SIX MONTHS ENDED  JUNE 30, 1997
                                                            ----------------------------------
                                                                           (000)         (000)
----------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Dividends                                                           $  14,541     $  12,661
   Interest                                                                  222         2,014
                                                            ----------------------------------
      Total Income                                                        14,763        14,675
                                                            ----------------------------------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                            11            35
      Management and Administrative                                          983         1,771
      Marketing and Distribution                                             161           253
   Custodian Fees                                                             16            17
   Auditing Fees                                                               4             5
   Shareholders' Reports                                                      23            39
   Annual Meeting and Proxy Costs                                              1             2
   Trustees' Fees and Expenses                                                 1             2
                                                            ----------------------------------
      Total Expenses                                                       1,200         2,124
----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     13,563        12,551
----------------------------------------------------------------------------------------------
REALIZED NET GAIN
   Investment Securities Sold                                             27,642        28,612
   Futures Contracts                                                         621         4,001
----------------------------------------------------------------------------------------------
REALIZED NET GAIN                                                         28,263        32,613
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities                                                 145,160       165,681
   Futures Contracts                                                          14         2,087
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                         145,174       167,768
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $187,000      $212,932
==============================================================================================

*The Statements of Net Assets for the Value and Small Capitalization Stock
 Portfolios, an integral part of the Financial Statements for each Portfolio, are included as an insert to this Report.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the Portfolio's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, as well as the amounts redeemed. The corresponding numbers of Shares Issued and Redeemed are shown at the end of the Statement.

----------------------------------------------------------------------------------------------------------------------
                                                                      500                      EXTENDED MARKET
                                                                   PORTFOLIO                      PORTFOLIO
                                                       -------------------------------  ------------------------------
                                                           SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                                ENDED           ENDED           ENDED           ENDED
                                                        JUN. 30, 1997   DEC. 31, 1996   JUN. 30, 1997   DEC. 31, 1996
                                                                (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                 $    306,485     $    482,116       $ 14,990        $ 25,868
   Realized Net Gain                                          569,832          540,258         65,831         135,342
   Change in Unrealized Appreciation (Depreciation)         5,834,860        3,961,266        182,136         133,530
                                                       ---------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Operations                                    6,711,177        4,983,640        262,957         294,740
                                                       ---------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                     (263,058)        (510,308)          (841)        (25,620)
   Realized Capital Gain                                      (19,002)        (103,232)       (31,006)       (127,262)
                                                       ---------------------------------------------------------------
      Total Distributions                                    (282,060)        (613,540)       (31,847)       (152,882)
                                                       ---------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                               12,722           36,930             --              --
                                                       ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                   8,057,623       12,313,689        364,357         690,749
   Issued in Lieu of Cash Distributions                       257,903          561,779         29,679         139,754
   Redeemed                                                (3,535,796)      (4,322,481)      (176,318)       (396,736)
                                                       ---------------------------------------------------------------
      Net Increase from Capital Share Transactions          4,779,730        8,552,987        217,718         433,767
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                          11,221,569       12,960,017        448,828         575,625
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                     30,331,852       17,371,835      2,098,838       1,523,213
                                                       ---------------------------------------------------------------
   End of Period                                          $41,553,421      $30,331,852     $2,547,666      $2,098,838
======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                     107,951          197,182         13,699          26,677
   Issued in Lieu of Cash Distributions                         3,316            8,437          1,154           5,423
   Redeemed                                                   (47,527)         (68,675)        (6,623)        (15,254)
                                                       ---------------------------------------------------------------
      Net Increase in Shares Outstanding                       63,740          136,944          8,230          16,846
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                 TOTAL STOCK MARKET                   GROWTH
                                                                      PORTFOLIO                      PORTFOLIO
                                                       -------------------------------  ------------------------------
                                                           SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                                ENDED           ENDED           ENDED           ENDED
                                                        JUN. 30, 1997   DEC. 31, 1996   JUN. 30, 1997   DEC. 31, 1996
                                                                (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                     $ 34,788         $ 47,501      $   7,064       $   8,117
   Realized Net Gain                                           30,515           27,380         25,022           6,444
   Change in Unrealized Appreciation (Depreciation)           612,779          412,119        230,646          97,843
                                                       ---------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Operations                                      678,082          487,000        262,732         112,404
                                                       ---------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                      (26,831)         (47,409)        (7,057)         (8,068)
   Realized Capital Gain                                       (8,575)         (19,087)            --          (5,200)
                                                       ---------------------------------------------------------------
      Total Distributions                                     (35,406)         (66,496)        (7,057)        (13,268)
                                                       ---------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                                   --               --             --              --
                                                       ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                     886,133        1,778,726        773,453         534,984
   Issued in Lieu of Cash Distributions                        32,657           61,058          6,445          12,443
   Redeemed                                                  (229,348)        (300,321)      (129,385)       (130,661)
                                                       ---------------------------------------------------------------
      Net Increase from Capital Share Transactions            689,442        1,539,463        650,513         416,766
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                           1,332,118        1,959,967        906,188         515,902
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                      3,530,856        1,570,889        786,904         271,002
                                                       ---------------------------------------------------------------
   End of Period                                           $4,862,974       $3,530,856     $1,693,092        $786,904
======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                      46,618          109,053         40,935          34,801
   Issued in Lieu of Cash Distributions                         1,690            3,572            327             772
   Redeemed                                                   (12,283)         (18,391)        (6,917)         (8,427)
                                                       ---------------------------------------------------------------
      Net Increase in Shares Outstanding                       36,025           94,234         34,345          27,146
======================================================================================================================

----------------------------------------------------------------------------------------------------------------------
                                                                      VALUE                    SMALL CAPITALIZATION
                                                                    PORTFOLIO                    STOCK PORTFOLIO
                                                       -------------------------------  ------------------------------
                                                           SIX MONTHS            YEAR      SIX MONTHS            YEAR
                                                                ENDED           ENDED           ENDED           ENDED
                                                        JUN. 30, 1997   DEC. 31, 1996   JUN. 30, 1997   DEC. 31, 1996
                                                                (000)           (000)           (000)           (000)
----------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                     $ 13,563         $ 19,198       $ 12,551        $ 20,555
   Realized Net Gain                                           28,263           46,863         32,613         108,296
   Change in Unrealized Appreciation (Depreciation)           145,174           88,860        167,768          83,327
                                                       ---------------------------------------------------------------
      Net Increase in Net Assets Resulting
         from Operations                                      187,000          154,921        212,932         212,178
                                                       ---------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income                                       (9,773)         (19,729)            --         (21,098)
   Realized Capital Gain                                      (21,325)         (28,488)        (5,787)       (109,741)
                                                       ---------------------------------------------------------------
      Total Distributions                                     (31,098)         (48,217)        (5,787)       (130,839)
                                                       ---------------------------------------------------------------
NET EQUALIZATION CREDITS--Note A                                   --               --             --              --
                                                       ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1)
   Issued                                                     348,847          537,032        433,391         751,887
   Issued in Lieu of Cash Distributions                        28,704           44,164          5,488         121,326
   Redeemed                                                  (132,732)        (168,500)      (208,664)       (212,431)
                                                       ---------------------------------------------------------------
      Net Increase from Capital Share Transactions            244,819          412,696        230,215         660,782
----------------------------------------------------------------------------------------------------------------------
   Total Increase                                             400,721          519,400        437,360         742,121
----------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                      1,015,727          496,327      1,713,354         971,233
                                                       ---------------------------------------------------------------
   End of Period                                           $1,416,448       $1,015,727     $2,150,714      $1,713,354
======================================================================================================================

(1)Shares Issued (Redeemed)
   Issued                                                      19,501           34,020         20,977          37,170
   Issued in Lieu of Cash Distributions                         1,606            2,679            280           6,100
   Redeemed                                                    (7,408)         (10,585)       (10,267)        (10,771)
                                                       ---------------------------------------------------------------
      Net Increase in Shares Outstanding                       13,699           26,114         10,990          32,499
======================================================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis. It also presents the Portfolio's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the Portfolio's net income and total returns from year to year; the relative contributions of net income and capital gains to the Portfolio's total return; how much it costs to operate the Portfolio; and the extent to which the Portfolio tends to distribute capital gains.

    The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the Portfolio for one year. Finally, the table lists the Portfolio's Average Commission Rate Paid, a disclosure required by the SEC beginning in 1996. This rate is calculated by dividing total commissions paid on portfolio securities by the total number of shares purchased and sold on which commissions were charged.

----------------------------------------------------------------------------------------------------------------------
                                                                                      500 PORTFOLIO
                                                                                  YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED    -------------------------------------------------------
THROUGHOUT EACH PERIOD                        JUNE 30, 1997        1996        1995        1994       1993       1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $69.17      $57.60      $42.97      $43.83     $40.97     $39.32
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .65        1.28        1.22        1.18       1.13       1.12
   Net Realized and Unrealized Gain (Loss)
      on Investments                                  13.49       11.82       14.76        (.67)      2.89       1.75
                                                   -------------------------------------------------------------------
      Total from Investment Operations                14.14       13.10       15.98         .51       4.02       2.87
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.54)      (1.28)      (1.22)      (1.17)     (1.13)     (1.12)
   Distributions from Realized Capital Gains           (.04)       (.25)       (.13)       (.20)      (.03)      (.10)
                                                   -------------------------------------------------------------------
      Total Distributions                              (.58)      (1.53)      (1.35)      (1.37)     (1.16)     (1.22)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $82.73      $69.17      $57.60      $42.97     $43.83     $40.97
======================================================================================================================

TOTAL RETURN*                                        20.50%      22.88%      37.45%       1.18%      9.89%      7.42%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)             $41,553     $30,332     $17,372      $9,356     $8,273     $6,547
   Ratio of Total Expenses to
      Average Net Assets                            0.20%**       0.20%       0.20%       0.19%      0.19%      0.19%
   Ratio of Net Investment Income to
      Average Net Assets                            1.72%**       2.04%       2.38%       2.72%      2.65%      2.81%
   Portfolio Turnover Rate                            7%**+         5%+         4%+         6%+        6%+        4%+
   Average Commission Rate Paid                      $.0181      $.0166         N/A         N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------------

* Total return figures do not reflect the annual account maintenance fee of $10. **Annualized.
+ Portfolio turnover rates excluding in-kind redemptions were 3%, 2%, 2%, 4%, 2%, and 1%, respectively.

----------------------------------------------------------------------------------------------------------------------
                                                                                EXTENDED MARKET PORTFOLIO
                                                                                 YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                    SIX MONTHS ENDED    -------------------------------------------------------
THROUGHOUT EACH PERIOD                        JUNE 30, 1997        1996        1995        1994       1993       1992
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $26.20      $24.07      $18.52      $19.43     $17.35     $15.82
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .17         .34         .30         .28        .23        .24
   Net Realized and Unrealized Gain (Loss)
      on Investments                                   2.85        3.85        5.95        (.62)      2.28       1.72
                                                   -------------------------------------------------------------------
      Total from Investment Operations                 3.02        4.19        6.25        (.34)      2.51       1.96
                                                   -------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.01)       (.34)       (.30)       (.28)      (.23)      (.25)
   Distributions from Realized Capital Gains           (.37)      (1.72)       (.40)       (.29)      (.20)      (.18)
                                                   -------------------------------------------------------------------
      Total Distributions                              (.38)      (2.06)       (.70)       (.57)      (.43)      (.43)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $28.84      $26.20      $24.07      $18.52     $19.43     $17.35
======================================================================================================================

TOTAL RETURN*                                        11.70%      17.65%      33.80%      -1.76%     14.49%     12.47%
======================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)              $2,548      $2,099      $1,523        $967       $928       $585
   Ratio of Total Expenses to
      Average Net Assets                            0.23%**       0.25%       0.25%       0.20%      0.20%      0.20%
   Ratio of Net Investment Income to
      Average Net Assets                            1.33%**       1.42%       1.51%       1.51%      1.48%      1.73%
   Portfolio Turnover Rate                            11%**         22%         15%         19%        13%         9%
   Average Commission Rate Paid                      $.0229      $.0235         N/A         N/A        N/A        N/A
----------------------------------------------------------------------------------------------------------------------

 *Total return figures do not reflect transaction fees on purchases (0.5% in 1995 through 1997, 1.0% in 1992 through 1994) or the annual account maintenance fee of $10.
**Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                           TOTAL STOCK MARKET PORTFOLIO
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED   ---------------------------------------------  MAR. 16* TO
THROUGHOUT EACH PERIOD                        JUN. 30, 1997        1996        1995        1994       1993  DEC. 31, 1992
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $17.77      $15.04      $11.37      $11.69     $10.84         $10.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .15         .29         .29         .27        .26            .23
   Net Realized and Unrealized Gain (Loss)
      on Investments                                   2.96        2.84        3.75        (.29)       .88            .84
                                                   -----------------------------------------------------------------------
      Total from Investment Operations                 3.11        3.13        4.04        (.02)      1.14           1.07
                                                   -----------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.12)       (.29)       (.28)       (.27)      (.26)          (.23)
   Distributions from Realized Capital Gains           (.04)       (.11)       (.09)       (.03)      (.03)            --
                                                   -----------------------------------------------------------------------
      Total Distributions                              (.16)       (.40)       (.37)       (.30)      (.29)          (.23)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $20.72      $17.77      $15.04      $11.37     $11.69         $10.84
==========================================================================================================================

TOTAL RETURN**                                       17.57%      20.96%      35.79%      -0.17%     10.62%         10.41%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)              $4,863      $3,531      $1,571        $786       $512           $275
   Ratio of Total Expenses to
      Average Net Assets                             0.20%+       0.22%       0.25%       0.20%      0.20%         0.21%+
   Ratio of Net Investment Income to
      Average Net Assets                             1.70%+       1.86%       2.14%       2.35%      2.31%         2.42%+
   Portfolio Turnover Rate                              2%+          3%          3%          2%         1%             3%
   Average Commission Rate Paid                      $.0192      $.0216         N/A         N/A        N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

 * Commencement of operations.
 **Total return figures do not reflect the 0.25% transaction fee on purchases through 1995, or the annual account maintenance fee of $10. Subscription period for the Portfolio was from March 16, 1992, to April 26, 1992, during which time all assets were held in money market instruments. Performance measurement begins on April 27, 1992.
 + Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                            GROWTH PORTFOLIO
                                                                          YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED    ------------------------------------------     NOV. 2* TO
THROUGHOUT EACH PERIOD                         JUN. 30, 1997       1996        1995        1994       1993  DEC. 31, 1992
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $16.90      $13.97      $10.28      $10.20     $10.26         $10.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .10         .22         .21         .21        .21            .06
   Net Realized and Unrealized Gain (Loss)
      on Investments                                   4.03        3.07        3.68         .08      (.06)            .26
                                                  ------------------------------------------------------------------------
      Total from Investment Operations                 4.13        3.29        3.89         .29        .15            .32
                                                  ------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.10)       (.22)       (.20)       (.21)      (.21)          (.06)
   Distributions from Realized Capital Gains             --        (.14)         --          --         --             --
                                                  ------------------------------------------------------------------------
      Total Distributions                              (.10)       (.36)       (.20)       (.21)      (.21)          (.06)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $20.93      $16.90      $13.97      $10.28     $10.20         $10.26
==========================================================================================================================

TOTAL RETURN**                                       24.48%      23.74%      38.06%       2.89%      1.53%          3.19%
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)              $1,693        $787        $271         $86        $51            $21
   Ratio of Total Expenses to
      Average Net Assets                             0.20%+       0.20%       0.20%       0.20%      0.20%            0%+
   Ratio of Net Investment Income to
      Average Net Assets                             1.19%+       1.57%       1.71%       2.08%      2.10%         2.85%+
   Portfolio Turnover Rate                             34%+         29%         24%         28%        36%             2%
   Average Commission Rate Paid                      $.0140      $.0183         N/A         N/A        N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.
 **Total return figures do not reflect the annual account maintenance fee of
   $10.
  +Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                                  VALUE PORTFOLIO
                                                                              YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                     SIX MONTHS ENDED   --------------------------------------------    NOV. 2* TO
THROUGHOUT EACH PERIOD                         JUN. 30, 1997       1996        1995        1994       1993  DEC. 31, 1992
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $17.02      $14.79      $11.12      $11.74     $10.30         $10.00
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                .19         .37         .41         .38        .38            .07
   Net Realized and Unrealized Gain (Loss)
      on Investments                                   2.56        2.81        3.66        (.46)      1.50            .30
                                                 -------------------------------------------------------------------------
      Total from Investment Operations                 2.75        3.18        4.07        (.08)      1.88            .37
                                                 -------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                (.14)       (.38)       (.40)       (.38)      (.38)          (.07)
   Distributions from Realized Capital Gains           (.32)       (.57)         --        (.16)      (.06)            --
                                                 -------------------------------------------------------------------------
      Total Distributions                              (.46)       (.95)       (.40)       (.54)      (.44)          (.07)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $19.31      $17.02      $14.79      $11.12     $11.74         $10.30
==========================================================================================================================

TOTAL RETURN**                                       16.39%      21.86%      36.94%      -0.73%     18.35%          3.70%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)              $1,416      $1,016        $496        $297       $190            $24
   Ratio of Total Expenses to
      Average Net Assets                             0.20%+       0.20%       0.20%       0.20%      0.20%            0%+
   Ratio of Net Investment Income to
      Average Net Assets                             2.25%+       2.54%       3.06%       3.37%      3.26%         3.46%+
   Portfolio Turnover Rate                             33%+         29%         27%         32%        30%             4%
   Average Commission Rate Paid                      $.0152      $.0188         N/A         N/A        N/A            N/A
--------------------------------------------------------------------------------------------------------------------------

  *Commencement of operations.
 **Total return figures do not reflect the annual account maintenance fee of
   $10.
  +Annualized.

--------------------------------------------------------------------------------------------------------------------------
                                                                               SMALL CAPITALIZATION STOCK PORTFOLIO
                                                                                           YEAR ENDED
                                                                                            DECEMBER 31,
                                                                     SIX MONTHS ENDED   --------------------   FEB. 1* TO
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                          JUN. 30, 1997       1996       1995 DEC. 31, 1994
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                           $20.23     $18.61     $14.99        $16.24
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                                         .140        .26        .24           .20
   Net Realized and Unrealized Gain (Loss) on Investments                       2.175       3.07       4.06         (.86)
                                                                      ----------------------------------------------------
      Total from Investment Operations                                          2.315       3.33       4.30         (.66)
                                                                      ----------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                            --       (.27)      (.23)         (.22)
   Distributions from Realized Capital Gains                                    (.065)     (1.44)      (.45)         (.37)
                                                                      ----------------------------------------------------
      Total Distributions                                                       (.065)     (1.71)      (.68)         (.59)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                 $22.48     $20.23     $18.61        $14.99
==========================================================================================================================

TOTAL RETURN**                                                                 11.49%     18.12%     28.74%        -4.00%
==========================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                        $2,151     $1,713       $971          $605
   Ratio of Total Expenses to Average Net Assets                               0.23%+      0.25%      0.25%        0.17%+
   Ratio of Net Investment Income to Average Net Assets                        1.16%+      1.51%      1.58%        1.50%+
   Portfolio Turnover Rate                                                       37%+        28%        28%           25%
   Average Commission Rate Paid                                                $.0231     $.0245        N/A           N/A
--------------------------------------------------------------------------------------------------------------------------

  *Date of reorganization of Vanguard Small Capitalization Stock Fund into
   Vanguard Index Trust-Small Capitalization Stock Portfolio.
 **Total return figures do not reflect transaction fees on purchases (0.5% in 1997, 1.0% in 1994 through 1996) or the annual account maintenance fee of $10.
  +Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Index Trust is registered under the Investment Company Act of 1940 as a diversified open-end investment company, or mutual fund, and comprises the 500, Extended Market, Total Stock Market, Growth, Value, and Small Capitalization Stock Portfolios.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Trust consistently follows such policies in preparing its financial statements.

    1. SECURITY VALUATION: Securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Unlisted securities held by the 500, Growth, and Value Portfolios are valued at the latest quoted bid prices; such securities held by the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios are valued at the mean of the latest quoted bid and asked prices. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

    2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

    3. EQUALIZATION: The 500 Portfolio follows the accounting practice known as "equalization," under which a portion of the price of capital shares issued and redeemed, equivalent to undistributed net investment income per share on the date of the transaction, is credited or charged to undistributed income. As a result, undistributed income per share is unaffected by capital share transactions.

    4. REPURCHASE AGREEMENTS: The Trust, along with other members of The Vanguard Group, transfers uninvested cash balances to a Pooled Cash Account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    5. FUTURES CONTRACTS: The Trust uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. A Portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. A Portfolio may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

    Futures contracts based upon the following indexes are used: S&P 500 Index (500 and Total Stock Market Portfolios), New York Stock Exchange Composite Index (Extended Market and Small Capitalization Stock Portfolios), S&P Midcap 400 Index (Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios), S&P/BARRA Growth Index (Growth Portfolio), S&P/BARRA Value Index (Value Portfolio), and Russell 2000 Index (Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios).

    Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

    6. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

    7. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the Trust under methods approved by the board of trustees. At June 30, 1997, the Trust had contributed capital aggregating $3,903,000 to Vanguard (included in Other Assets), representing 19.5% of Vanguard's capitalization. The Trust's trustees and officers are also directors and officers of Vanguard.

C. During the six months ended June 30, 1997, purchases and sales of investment securities other than temporary cash investments were:

         ------------------------------------------------------------------
                                                            (000)
                                                 --------------------------
         PORTFOLIO                                PURCHASES         SALES
         ------------------------------------------------------------------
         500                                     $5,351,885      $1,204,875
         Extended Market                            295,054         119,035
         Total Stock Market                         652,194          31,357
         Growth                                     845,492         199,986
         Value                                      431,229         195,561
         Small Capitalization Stock                 544,080         333,881
         ------------------------------------------------------------------

    During the six months ended June 30, 1997, the 500 Portfolio realized $376,930,000 of net capital gains resulting from in-kind redemptions--in which shareholders exchanged Portfolio shares for securities held by the Portfolio rather than for cash. Because such gains are not taxable to the Portfolio, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid in capital.

D. At June 30, 1997, net unrealized appreciation of investment securities for financial reporting and federal income tax purposes was:

    ------------------------------------------------------------------------
                                               (000)
                          --------------------------------------------------
                               APPRECIATED     DEPRECIATED    NET UNREALIZED
    PORTFOLIO                   SECURITIES      SECURITIES     APPRECIATION
    ------------------------------------------------------------------------
    500                        $14,550,361     $(284,238)     $14,266,123
    Extended Market                847,735      (132,506)         715,229
    Total Stock Market           1,458,051      (104,870)       1,353,181
    Growth                         377,453        (2,932)         374,521
    Value                          338,684       (17,527)         321,157
    Small Capitalization Stock     512,039       (79,270)         432,769
    ------------------------------------------------------------------------

    At June 30, 1997, the aggregate settlement value of open futures contracts expiring in September 1997 and the related unrealized appreciation were:

         ---------------------------------------------------------------------------
                                                                  (000)
                                                       -----------------------------
                                                        AGGREGATE
                                           NUMBER OF    SETTLEMENT      UNREALIZED
         PORTFOLIO/FUTURES CONTRACTS    LONG CONTRACTS    VALUE        APPRECIATION
         ---------------------------------------------------------------------------
         500/
          S&P 500                           1,789        $796,329         $24,173
         Extended Market/
          New York Stock Exchange
             Composite Index                  251          58,433           1,402
          S&P Midcap 400 Index                211          30,553             548
          Russell 2000 Index                   69          13,762             366
         Total Stock Market/
          S&P 500 Index                       370         164,696           3,337
          S&P Midcap 400 Index                365          52,852           1,013
          Russell 2000 Index                  113          22,538             357
         Growth/
          S&P/BARRA Growth Index               12           2,754              64
         Value/
          S&P/BARRA Value Index                30           6,698              26
         Small Capitalization Stock/
          S&P Midcap 400 Index                180          26,064             302
          Russell 2000 Index                  239          47,669           1,745
         ---------------------------------------------------------------------------


E. The market value of securities on loan to broker/dealers at June 30, 1997, and collateral received with respect to such loans were:

         -------------------------------------------------------------------
                                                            (000)
                                            --------------------------------
                                                 MARKET VALUE        CASH
                                                  OF LOANED       COLLATERAL
         PORTFOLIO                                SECURITIES       RECEIVED
         -------------------------------------------------------------------
         500                                     $  89,163       $  92,465
         Extended Market                           151,647         162,996
         Total Stock Market                         72,960          80,121
         Value                                       4,205           4,317
         Small Capitalization Stock                108,307         112,160
         -------------------------------------------------------------------

TRUSTEES AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder, Inc., and Massachusetts Mutual Life Insurance Co.; Trustee Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America, Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, JR., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt University.


OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group.


OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President, Institutional Investor Group.

RALPH K. PACKARD, Senior Vice President and
         Chief Financial Officer.


[THE VANGUARD GROUP LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before investing or sending money. Prospectuses may be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

[PHOTO]

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
  Vanguard/Windsor Fund
  Vanguard/Windsor II
  Vanguard Equity Income Fund
  Vanguard Growth and Income Portfolio
  Vanguard Selected Value Portfolio
  Vanguard/Trustees' Equity-U.S. Portfolio
  Vanguard Convertible Securities Fund

BALANCED FUNDS
  Vanguard/Wellington Fund
  Vanguard/Wellesley Income Fund
  Vanguard STAR Portfolio
  Vanguard Asset Allocation Fund
  Vanguard LifeStrategy Portfolios

GROWTH FUNDS
  Vanguard/Morgan Growth Fund
  Vanguard/PRIMECAP Fund
  Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
  Vanguard Explorer Fund
  Vanguard Specialized Portfolios
  Vanguard Horizon Fund

INTERNATIONAL FUNDS
  Vanguard International Growth Portfolio
  Vanguard International Value Portfolio

INDEX FUNDS
  Vanguard Index Trust
  Vanguard Tax-Managed Fund
  Vanguard Balanced Index Fund
  Vanguard Bond Index Fund
  Vanguard International Equity Index Fund
  Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
  Vanguard Money Market Reserves
  Vanguard Treasury Money Market Portfolio
  Vanguard Admiral Funds

INCOME FUNDS
  Vanguard Fixed Income Securities Fund
  Vanguard Admiral Funds
  Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
  Vanguard Municipal Bond Fund
  Vanguard State Tax-Free Funds
    (CA, FL, NJ, NY, OH, PA)

Q402-6/97

[PHOTO]

VANGUARD INDEX TRUST
FINANCIAL STATEMENTS
JUNE 30, 1997 (unaudited)

The Statement of Net Assets should be read in conjunction with the accompanying Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements. The Statement of Net Assets for the 500 Portfolio begins on page 9 of the accompanying Report.

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings, including each security's market value on the last day of the reporting period. The 500, Growth, and Value Portfolios' S&P 500 Index common stocks are listed in descending market value order; the Extended Market, Total Stock Market, and Small Capitalization Stock Portfolios' common stocks are listed alphabetically. Temporary cash investments and other assets are added to, and liabilities are subtracted from, the value of Total Common Stocks to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share.

    At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the Portfolio had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the Portfolio's investments and their cost, and reflects the gains (losses) that would be realized if the Portfolio were to sell all of its investments at their statement-date values.

CONTENTS
Extended Market Portfolio   . . . . . . . . .     1
Total Stock Market Portfolio  . . . . . . . .    21
Growth Portfolio  . . . . . . . . . . . . . .    46
Value Portfolio   . . . . . . . . . . . . . .    48
Small Capitalization Stock Portfolio  . . . .    52

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------
     AAR Corp.                                          29,600     $     956
 -   ABR Information Services, Inc.                     48,200         1,395
 -   ABT Building Products Corp.                        27,600           714
 -   ADC Telecommunications, Inc.                      121,100         4,049
 -   ADE Corp.                                          44,600         1,318
     AFLAC, Inc.                                       130,515         6,167
     AGCO Corp.                                         56,300         2,023
     AGL Resources Inc.                                 46,300           955
 -   AES Corp.                                          71,666         5,070
 -   AES Corp. Warrants Exp. 7/31/00                       146             7
     AK Steel Corp.                                     24,000         1,059
 -   AML Communications, Inc.                           38,600           112
 -   APAC Teleservices, Inc.                            38,989           759
 -   APS Holding Corp.                                  71,100           627
     APL Ltd.                                           33,854         1,058
     ARCO Chemical Co.                                  88,608         4,214
 -   AST Research, Inc.                                136,614           717
     AVX Corp.                                          78,300         2,114
     Aames Financial Corp.                              61,400         1,136
     Abington Bancorp Inc.                               2,900            75
 -   Able Telcom Holding Corp.                          67,500           508
 -   Acceptance Insurance Cos. Inc.                     36,700           835
 -   Access Health Marketing, Inc.                      42,083         1,036
 -   Acclaim Entertainment Inc.                        114,600           480
 -   AccuStaff, Inc.                                    91,300         2,163
     Aceto Corp.                                        35,408           522
 -   Acme Electric Corp.                                40,700           270
 -   Acme Metals, Inc.                                  26,900           461
 -   ACNielson Corp.                                    48,300           948
 -   Action Performance Cos., Inc.                      43,400         1,055
 -   Acuson Corp.                                       40,038           921
 -   ACX Technologies Inc.                              47,400         1,067
 -   Acxiom Corp.                                       46,822           963
 -   Adaptec, Inc.                                     101,400         3,524
 -   Adtran, Inc.                                       33,900           841

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
 -   Advanced Digital Information Corp.                 33,800     $     547
 -   Advanced Fibre Communications                      30,200         1,826
 -   Advanced Logic Research                            57,500           882
 -   Advanced Magnetics, Inc.                           44,700           486
 -   Advanced Mammography
        Systems, Inc.                                  101,475            94
 -   Advanced Marketing Services                        24,300           238
 -   Advanced NMR Systems, Inc.                        127,900            32
 -   Advanced Polymer Systems                           74,700           574
 -   Advanced Technology
        Laboratories, Inc.                              28,137         1,206
 -   Advanced Tissue Sciences Inc.                      71,842           929
 -   Advantage Life Products, Inc.                       2,030             4
 -   Aerial Communications Inc.                        149,300         1,288
     Advanta Corp. Class A                              37,600         1,379
 -   ADVO, Inc.                                         64,175         1,043
 -   Affiliated Computer Services, Inc.                 29,400           823
 -   Aftermarket Technology Corp.                       39,700           878
 -   Agouron Pharmaceuticals, Inc.                      11,800           955
 -   Agri-Nutrition Group Ltd.                          27,100            36
 -   Air and Water Technologies Corp.
        Class A                                        122,998           369
     Air Express International Corp.                    20,300           805
     Airborne Freight Corp.                             28,810         1,206
 -   Airgas, Inc.                                       60,100         1,191
     AirTouch Communications, Inc.
        Cvt. Pfd. 6.00%                                 11,709           333
     AirTouch Communications, Inc.
        Pfd. 4.25% Series C                              7,519           361
 -   Airways Corp.                                      43,700           231
 -   Alaska Air Group, Inc.                             21,600           553
     Albank Financial Corp.                             25,180         1,001
     Albany International Corp.                         47,700         1,073
     Albemarle Corp.                                    47,402           998
     Alex Brown, Inc.                                   21,530         1,521
     Alexander & Baldwin, Inc.                          39,900         1,044
 -   Alexander's, Inc.                                  11,800           830
     Alfa Corp.                                         69,800           982
     Aliant Communications Inc.                         58,000         1,135
 -   Alleghany Corp.                                     6,458         1,405
     Allegheny Power System, Inc.                      114,000         3,042
     Allegiance Corp.                                   48,800         1,330
 -   Allen Telecom                                      47,940           995
     Alliance Bancorp Inc.                              30,028           906
 -   Alliance Gaming Corp.                              81,700           309
 -   Alliance Pharmaceutical Corp.                      75,800           756
     Alliance Semiconductor Corp.                       93,550           763
 -   Alliant Techsystems, Inc.                          19,600         1,078
     Allied Capital Commercial Corp.                    34,400           830
 -   Allied Devices Corp.                               11,200            30
     Allied Group, Inc.                                 19,000           722
     Allied Products Corp.                              22,601           749
 -   Allied Waste Industries, Inc.                      95,700         1,630
     Allmerica Financial Corp.                          46,874         1,869
     Allmerica Property & Casualty Cos.                 54,000         1,768
 -   Allou Health & Beauty, Inc.                        51,400           360
 -   Allwaste, Inc.                                    129,646         1,232
 -   Aloette Cosmetics, Inc.                            47,700           151
     Alpharma Inc. Class A                              51,200           816
 -   Altera Corp.                                       82,180         4,153
 -   Alumax, Inc.                                       51,300         1,946
 -   Amax Gold, Inc.                                   101,487           622
     AMBAC, Inc.                                        31,678         2,419
     Amcast Industrial Corp.                            23,600           590
 -   Amerco Inc.                                        32,500           985
 -   America Online, Inc.                               89,400         4,973
 -   America West Holdings Corp.
        Class B                                         34,600           502
     American Annuity Group Inc.                        65,278         1,175
     American Bankers
        Insurance Group                                 17,600         1,112
 -   American Banknote Corp.                           130,100           602
     American Federal Bank                              29,600           964
     American Financial Group, Inc.                     55,100         2,338
 -   American Freightways                               52,900           830
     American General Hospitality
        Corp. REIT                                      30,800           762
     American Insured Mortgage
     Investors-Series 86                                48,900           550
 -   American Management
        Systems, Inc.                                   37,225           998
 -   American Medserve Corp.                            47,100           618
 -   American Mobile Satellite
        Corp., Inc.                                     64,800           668
     American National Insurance Co.                    23,550         2,078
 -   American Oncology
        Resources, Inc.                                 73,700         1,239
 -   American Power Conversion Corp.                    86,200         1,630
 -   American Safety Razor Co.                          43,400           781
 -   American Science &
        Engineering, Inc.                               37,100           357
 -   American Software, Inc. Class A                    94,050           711
 -   American Standard Cos., Inc.                       73,300         3,280
     American States Financial Corp.                    54,100         2,489
     American Water Works Co., Inc.                     71,274         1,523
 -   AmeriCredit Corp.                                  51,200         1,075
     AmeriGas Partners, LP                              35,100           860
 -   AmeriSource Health Corp.                           23,704         1,182
 -   AmeriTrade Holding Corp.                           41,900           657
     Ameron International Corp.                         11,800           668
     Ametek, Inc.                                       45,200         1,062
     Ampco-Pittsburgh Corp.                             32,965           484
 -   AMREP Corp.                                        64,600           291
     AmSouth Bancorp                                    76,768         2,903
 -   Amscan Holdings, Inc.                              51,100           664
 -   Amtech Corp.                                       98,850           454
 -   Amylin Pharmaceuticals, Inc.                       64,700           886
     Anadarko Petroleum Corp.                           55,500         3,330
 -   Analog Devices, Inc.                              147,858         3,927
     Anchor Bancorp Wisconsin Inc.                      14,800           729
 -   Anchor Gaming                                      28,001         1,335
     Andover Bancorp, Inc.                              15,620           472
 -   Andrx Corp.                                        34,800         1,333
     Angelica Corp.                                     33,100           579
 -   Anixter International Inc.                         69,300         1,191
 -   AnnTaylor Stores Corp.                             32,600           636
 -   Antec Corp.                                        84,900           995
     Apache Corp.                                       82,200         2,672
     Apartment Investment &
        Management Co. Class A REIT                     32,100           907
 -   Apertus Technologies, Inc.                         90,500           136
     Apogee Enterprises, Inc.                           53,300         1,143

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
 -   Aphton Corp.                                       44,361     $     640
 -   Apollo Group, Inc. Class A                         44,875         1,585
     Apple South, Inc.                                  34,476           527
     Applebee's International, Inc.                     25,518           684
 -   Apria Healthcare                                   46,480           825
 -   Applied Analytical Industries, Inc.                40,000           815
     Applied Industrial
        Technologies Inc.                               25,700           925
 -   Applied Magnetics Corp.                            40,800           923
 -   Applied Microsystems Corp.                         42,300           367
 -   Applix, Inc.                                       41,279           282
     Aptargroup Inc.                                    26,300         1,190
     Aquarion Co.                                       19,949           539
 -   Aquila Biopharmaceuticals, Inc.                       920             5
     Arbor Drugs, Inc.                                  53,825         1,082
 -   Arbor Software Corp.                               25,400           897
 -   Arcadia Financial Ltd.                             78,000           717
     Argonaut Group, Inc.                               33,619         1,000
 -   Argosy Gaming Co.                                  81,200           264
 -   Arkansas Best Corp.                                65,900           597
     Arnold Industries, Inc.                            42,300           724
 -   Arrow Electronics, Inc.                            46,550         2,473
     Arrow International, Inc.                          32,800           961
 -   Arterial Vascular Engineering, Inc.                61,100         1,965
 -   Artisoft, Inc.                                     99,500           236
     Arvin Industries, Inc.                             38,500         1,049
     ASA Holdings Inc.                                  25,300           723
 -   Ascend Communications, Inc.                       112,074         4,402
 -   Ascent Entertainment Group, Inc.                   20,872           194
     Ashland Coal Inc.                                  29,500           841
 -   Aspect Telecommunications Corp.                    43,400           960
 -   Aspen Technologies, Inc.                            6,400           241
     Associated Banc-Corp.                              20,100           791
     Associated Estates Realty
        Corp. REIT                                      37,200           874
 -   Associated Group, Inc.                             25,428         1,011
 -   Associated Group, Inc. Class B                      5,775           223
     Associates First Capital Corp.                     84,200         4,673
     Astoria Financial Corp.                            28,100         1,335
     Astro-Med, Inc.                                    38,150           341
 -   Astrosystems, Inc.                                 28,700           165
 -   Guy F. Atkinson Co. of California                  61,900           429
     Atlantic Energy, Inc.                              44,500           748
 -   Atlas Air, Inc.                                    19,700           680
 -   Atmel Corp.                                        89,400         2,509
 -   Atrix Laboratories, Inc.                           51,434           617
 -   Atwood Oceanics, Inc.                              17,300         1,157
 -   Autotote Corp.                                    121,167           144
     Avalon Properties, Inc. REIT                       43,500         1,245
 -   Avant! Corp.                                       43,890         1,417
 -   Avatar Holding, Inc.                               21,700           735
 -   Avatex Corp.                                       58,402            69
 -   Avecor Cardiovascular, Inc.                        48,000           582
 -   Aviall Inc.                                        57,500           805
 -   Avid Technology, Inc.                              52,900         1,399
     Avnet, Inc.                                        38,542         2,216
 -   Avondale Industries, Inc.                          36,400           771
 -   AXENT Technologies, Inc.                           42,300           648
 -   Aydin Corp.                                        47,700           596
 -   Aztar Corp.                                       100,100           707
     BB&T Corp.                                        106,692         4,801
 -   BDM International, Inc.                            26,000           595
 -   BEC Group Inc.                                    120,170           541
     BHA Group Holdings Inc.                            32,670           621
     BHC Communications, Inc.
        Class A                                         21,415         2,559
 -   BISYS Group, Inc.                                  22,200           932
 -   BJ Services Co.                                    35,200         1,888
     BMC Industries, Inc.                               38,804         1,329
 -   BMC Software, Inc.                                 93,200         5,167
     BRE Properties Inc. Class A REIT                   46,900         1,178
     BSB Bancorp, Inc.                                  20,363           769
 -   BT Office Products
        International, Inc.                             90,600           680
 -   BTG Inc.                                           41,100           611
     BW/IP Inc.                                         48,500           985
     Badger Meter, Inc.                                 26,000           770
     Bairnco Corp.                                      70,200           562
     J. Baker, Inc.                                     59,409           472
     Baldor Electric Co.                                40,830         1,207
     Baldwin & Lyons, Inc. Class B                      39,000           870
     Ballard Medical Products                           44,566           894
 -   Bally Total Fitness Holding Corp.                  88,089           826
     BancFirst Corp.                                    17,250           567
     Bandag, Inc.                                       19,562           959
     Bandag, Inc. Class A                                  600            29
     Bank United Corp. Class A                          27,000         1,031
     Bankers Corp.                                      30,300           850
     Bank North Group                                   17,900           823
     Banta Corp.                                        27,125           739
 -   Barnes & Noble, Inc.                               31,100         1,337
 -   Barnwell Industries, Inc.                          13,400           251
 -   Barrett Business Services, Inc.                    37,300           520
 -   Barrett Resources Corp.                            29,550           885
 -   Basin Exploration Inc.                             72,198           564
     Bassett Furniture Industries, Inc.                 28,600           822
     Beacon Properties Corp. REIT                       51,300         1,712
     Bear Stearns Co., Inc.                            112,737         3,854
     BeautiControl Cosmetics                            49,950           546
     Beckman Instruments Inc.                           28,900         1,394
 -   Bed Bath & Beyond, Inc.                            61,600         1,873
     Bedford Property Investors, Inc.                   34,500           694
 -   Bel Fuse, Inc.                                     41,600           554
 -   Belco Oil & Gas Corp.                              49,600         1,063
     Belden Inc.                                        22,700           773
     A. H. Belo Corp. Class A                           57,803         2,406
 -   Ben & Jerry's Homemade, Inc.                       39,200           549
     Bergen Brunswig Corp. Class A                      47,066         1,312
     W.R. Berkley Corp.                                 17,500         1,024
 -   Berkshire Hathaway Class A                          1,131        53,383
     Berkshire Realty Co., Inc. REIT                    70,700           751
 -   Berlitz International, Inc.                        32,726           816
     Berry Petroleum Class A                            49,500           940
 -   Bertucci's Holding Corp.                           65,400           450
 -   Best Buy Co., Inc.                                 49,200           732
 -   BET Holdings Inc. Class A                          23,700           776
     BetzDearborn Inc.                                  26,900         1,775
 -   Billing Information Concepts                       21,636           753
     Bindly Western Industries, Inc.                    40,200           922
     Binks Sames Corp.                                  18,950           876
 -   Bio-Rad Laboratories, Inc. Class A                 26,947           702
 -   Biotechnology General                              89,400         1,210

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
 -  BioCryst Pharmaceuticals, Inc.                     49,200     $     667
 -  Biocircuits Corp.                                   7,200             6
 -  Biogen, Inc.                                       65,338         2,215
 -  Biomatrix, Inc.                                    39,867           748
 -  BioSpecifics Technology                            40,800           201
 -  BioWhittaker Inc.                                  62,299           693
    Birmingham Steel Corp.                             42,150           653
    Blair Corp.                                        17,300           249
    E.W. Blanch Holdings, Inc.                         37,000           987
    Blessings Corp.                                    51,900           542
    Block Drug Co. Class A                             17,010           742
    Blount International, Inc.                         26,500         1,128
 -  Blowout Entertainment Inc.                          7,973            11
 -  Bluegreen Corp.                                    78,540           226
 -  Blyth Industries, Inc.                             43,350         1,463
    Bob Evans Farms, Inc.                              68,016         1,156
 -  Boise Cascade Office
       Products Corp.                                  56,976           969
 -  Bombay Co.                                        125,362           627
 -  Borders Group, Inc.                                70,900         1,710
    Borg-Warner Automotive, Inc.                       21,700         1,173
 -  Boston Chicken, Inc.                               55,600           777
 -  Boston Communications
       Group, Inc.                                     91,000         1,291
    Boston Edison Co.                                  42,100         1,110
 -  Boston Properties, Inc.                            18,000           495
 -  Boston Technology, Inc.                            47,600         1,407
    BostonFed Bancorp, Inc.                            34,500           610
    Bowater Inc.                                       36,849         1,704
 -  Boyd Gaming Corp.                                 114,600           659
    Boykin Lodging Co.                                 29,200           699
    Bradley Real Estate Inc. REIT                      51,137           984
    W.H. Brady Class A                                 34,200           991
    Breed Technological Inc.                           52,200         1,201
    Brenton Banks, Inc.                                19,866           545
 -  Brinker International, Inc.                        67,363           960
 -  BroadVision, Inc.                                  86,600           584
 -  Broadway & Seymour, Inc.                           53,700           681
 -  Broderbund Software, Inc.                          36,200           896
    Brooke Group Ltd.                                 107,100           375
    Brooklyn Union Gas Co.                             46,650         1,335
 -  Brooks Fiber Properties, Inc.                      49,500         1,674
 -  Brothers Gourmet Coffees, Inc.                     87,200           232
    Brown Group, Inc.                                  39,606           740
    Brush Wellman, Inc.                                37,200           779
 -  Buffets Inc.                                       94,593           798
 -  Builders Transport, Inc.                           38,700           103
 -  Burlington Coat Factory
       Warehouse Corp.                                 63,750         1,243
 -  Burlington Industries, Inc.                        50,600           607
    Burlington Resources Coal Seam
       Gas Royalty Trust                               28,700           208
 -  Burr-Brown Corp.                                   45,000         1,548
 -  Bush Boake Allen, Inc.                             32,200         1,002
    Bush Industries, Inc.                              29,710           706
 -  CAI Wireless Systems, Inc.                        123,530           135
    CCB Financial Corp.                                16,900         1,236
 -  C-COR Electronics, Inc.                            53,500           532
 -  C-Cube Microsystems, Inc.                          31,200           547
 -  CDI Corp.                                          16,800           700
 -  CDW Computer Centers, Inc.                         25,000         1,327
    CIPSCO, Inc.                                       29,100         1,064
    CKE Restaurants Inc.                               49,400         1,562
    CMAC Investment Corp.                              32,400         1,547
 -  CMG Information Services, Inc.                     44,576           588
    CML Group, Inc.                                   114,050           207
    CMS Energy Corp.                                   83,739         2,952
 -  CNA Financial Corp.                                57,105         6,021
    CNB Bancshares, Inc.                               17,100           692
 -  CNET, Inc.                                         31,900           937
    CNF Transportation Inc.                            38,100         1,229
    CPI Corp.                                          45,200           949
 -  CRW Financial, Inc.                                42,900           212
 -  CTC Communications Corp.                           60,200           579
 -  C-TEC Corp.                                        28,000           968
 -  C-TEC Corp. Class B                                11,100           380
    CWM Mortgage Holdings Inc.                         55,700         1,333
 -  Cablevision Systems Corp. Class B                  26,300         1,407
 -  Cable Design Technologies                          33,448           985
    Cabot Corp.                                        66,432         1,885
    Cabot Oil & Gas Corp. Class A                      45,464           801
 -  Cadence Design Systems, Inc.                       89,866         3,010
 -  Cadiz Land Co., Inc.                              107,200           570
 -  CalEnergy Co.                                      59,492         2,261
    Calgon Carbon Corp.                                70,500           978
    Cali Realty Corp. REIT                             30,900         1,051
 -  California Federal Bank-
    Secondary Contingent Litigation
       Recovery Participation Interests                 1,278            21
    Callaway Golf Co.                                  67,000         2,379
 -  Callon Petroleum Co.                               35,700           553
    CalMat Co.                                         42,800           920
 -  Calpine Corp.                                      44,800           851
 -  Calumet Bancorp, Inc.                              13,500           508
    CAM Designs, Inc.                                  29,800           141
 -  Cambridge Technology Partners                      45,200         1,435
    Camco International, Inc.                          47,480         2,600
    Camden Property Trust REIT                         40,668         1,286
 -  Cameron Ashley Building Products                   38,900           552
 -  Canandaigua Wine Co., Inc.
       Class A                                         17,900           607
 -  Canandaigua Wine Co., Inc.
       Class B                                          6,375           231
 -  Canmax, Inc.                                        2,000             5
    Capital One Financial Corp.                        60,176         2,272
    Capital Re Corp.                                   25,100         1,343
    Capstead Mortgage Corp.                            45,700         1,128
    Caraustar Industries, Inc.                         37,100         1,285
    Cardinal Bancshares, Inc.                           8,900           483
    Carlisle Co., Inc.                                 29,346         1,023
 -  Carmike Cinemas, Inc. Class A                      25,200           825
    Carnival Corp. Class A                            276,953        11,424
    Carpenter Technology Corp.                         20,700           947
    CarrAmerica Realty Corp. REIT                      51,500         1,481
 -  Carrington Labs Inc.                               64,872           413
 -  Carson Inc.                                        37,300           401
    Carter-Wallace, Inc.                               71,900         1,285
    Cascade Bancorp                                     6,200           242
 -  Cascade Communications Corp.                       88,800         2,450
    Casey's General Stores                             40,000           861
    Cash America International Inc.                    80,310           843
 -  Casino Magic Corp.                                133,800           163

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     A.M. Castle & Co.                                  33,725     $     746
-    Castle & Cooke Inc.                                48,433           802
-    Catalina Lighting, Inc.                            59,400           230
-    Catalina Marketing Corp.                           16,900           813
-    Catellus Development Corp.                         91,701         1,662
     Cato Corp. Class A                                 68,300           369
-    Cayenne Software Inc.                             111,600           380
-    Cellegy Pharmaceuticals, Inc.                      48,600           132
-    Cellular Technical Services Co.                    64,650           594
     Cellularvision USA, Inc.                           75,100           596
-    Celtrix Pharmaceuticals                            75,300           181
     Centerior Energy Corp.                            136,300         1,525
     CenterPoint Properties Corp. REIT                  32,800         1,041
-    Centocor, Inc.                                     63,100         1,958
     Central Cooperative Bank                           27,100           495
     Central Fidelity Banks, Inc.                       51,875         1,843
     Central Hudson Gas &
        Electric Corp.                                  23,800           820
     Central Louisiana Electric Co.                     36,792         1,035
     Central Maine Power Co.                            47,767           591
     Central Newspapers Inc.                            19,950         1,429
-    Central Sprinkler Corp.                            24,707           658
        Central Vermont Public
     Service Corp.                                      31,500           348
     Centura Banks, Inc.                                23,700         1,087
-    Century Communications Corp.
        Class A                                        145,481           800
     Century Telephone
     Enterprises, Inc.                                  56,077         1,889
-    Cephalon, Inc.                                     60,100           693
-    Cerner Corp.                                       57,230         1,202
-    Chalone Wine Group Ltd.                            55,500           631
-    Champion Enterprises, Inc.                         46,514           698
-    Chancellor Broadcasting Co.
        Class A                                         23,900           955
     Chaparral Steel Co.                                55,400           828
     Charter One Financial                              49,198         2,654
-    Chartwell Leisure Corp                             44,853           592
     Chartwell Re Corp.                                 31,210           936
     Chateau Communities Inc.                           40,412         1,157
-    Checkers Drive-In Restaurant                      104,400           147
-    Checkers Drive-In Restaurant
        Warrants Exp. 12/22/00                           1,562             1
-    Checkfree Corp.                                    57,500         1,012
     Checkpoint Systems, Inc.                           62,826         1,009
     Chelsea GCA Realty, Inc. REIT                      26,800         1,018
     Chemed Corp.                                       21,000           786
     ChemFirst Inc.                                     36,200           982
-    Chemical Fabrics Corp.                             33,414           702
     Chesapeake Corp. of Virginia                       35,483         1,198
     Chesapeake Energy Corp.                            64,000           628
-    Chic By H.I.S., Inc.                               68,100           451
-    Chico's Fas, Inc.                                  37,686           200
     Chiquita Brands International, Inc.                78,065         1,073
-    Chiron Corp.                                      154,540         3,221
-    Chock Full O'Nuts Corp.                            87,060           637
-    Choice Hotels Corp. Inc.                           56,000           948
-    Cholestech Corp.                                   86,400           491
-    Chris-Craft Industries, Inc.                       29,402         1,419
-    Christiana Cos., Inc.                              23,900           953
     Church & Dwight, Inc.                              34,500           923
-    CIENA Corp.                                        88,800         4,182
     Cilcorp, Inc.                                      17,700           729
     Cincinnati Bell, Inc.                             126,100         3,972
     Cincinnati Financial Corp.                         51,197         4,054
     Circle International Group, Inc.                   33,000           875
-    Circon Corp.                                       47,657           673
-    Circuit City Stores, Inc.-
        CarMax Group                                     7,000           100
-    Cirrus Logic                                       56,900           599
     Cintas Corp.                                       42,900         2,952
-    Circus Circus Enterprises Inc.                     91,259         2,247
     Citifed Bancorp                                    20,850           803
     Citizens Bancshares, Inc.                          17,200           944
     Citizens Banking Corp.                             22,000           753
     Citizens Corp.                                     31,300           865
-    Citizens, Inc.                                     74,200           566
-    Citizens Utilities Co. Class A                    211,943         1,987
-    Citizens Utilities Co. Class B                     18,049           144
-    Citrix Systems, Inc.                               37,100         1,629
     City Holding Co.                                    9,550           319
     City National Corp.                                38,588           929
-    Cityscape Financial Corp.                          60,300         1,197
-    Civic Bancorp                                       4,600            62
     Claire's Stores, Inc.                              41,400           725
     Clarcor Inc.                                       34,900           864
-    Claremont Technology Group, Inc.                   30,800           728
-    Clarify, Inc.                                      55,900           631
     Clayton Homes Inc.                                105,997         1,510
-    Clean Harbors Inc.                                 43,500            71
-    Clear Channel Communications                       71,600         4,403
     Cleveland-Cliffs Iron Co.                          16,400           668
-    The Clothestime, Inc.                              20,000             1
     Coachmen Industries, Inc.                          38,600           661
-    Coast Savings Financial, Inc.                      28,000         1,272
-    Coastal Physician Group, Inc.                     124,200           202
     Coca-Cola Enterprises, Inc.                       351,851         8,093
-    Coda Music Technology, Inc.                        51,100            88
-    Code Alarm, Inc.                                   27,600            61
-    Coeur D'Alene Mines Corp.                          55,000           712
-    Cognex Corp.                                       57,150         1,518
-    Coherent Communications
        Systems Corp.                                   35,900           893
-    Coherent, Inc.                                     19,623           876
-    Coleman Inc.                                       43,500           750
     Collective Bancorp, Inc.                           29,550         1,333
     Collagen Corp.                                     35,003           613
-    Collins & Aikman Corp.                            110,100         1,101
     Colonial BancGroup, Inc.                           31,900           774
     Colonial Gas Co.                                   21,676           456
-    Coltec Inc.                                        61,800         1,205
     Columbus Realty Trust REIT                         36,400           828
     ComAir Holdings, Inc.                              43,416         1,203
     Comdisco, Inc.                                     64,938         1,688
     Commerce Bancorp, Inc.                             24,465           948
     Commerce Bancshares, Inc.                          33,186         1,504
     Commerce Group, Inc.                               30,600           753
     Commercial Assets                                  81,800           547
     Commercial Federal Corp.                           33,450         1,242
     Commercial Metals Co.                              24,366           786
     Commonwealth Energy Systems                        34,800           833
     Communications Systems, Inc.                       40,000           580





                                       5
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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
     Community Bankshares, Inc.                          6,700     $     265
     Community First Bankshares                         27,158         1,039
     Community Trust Bancorp Inc.                       27,060           729
     Compass Bancshares Inc.                            57,298         1,923
-    Competitive Technologies, Inc.                     43,000           390
-    CompuServe Corp.                                   80,100           864
-    CompUSA, Inc.                                      82,300         1,769
     Computer Data Systems, Inc.                        25,654           770
-    Computer Outsourcing
        Services, Inc.                                  57,600           266
     Computer Task Group, Inc.                          44,008         1,639
-    Computervision Corp.                              153,300           709
-    Computron Software, Inc.                           76,500           134
-    Compuware Corp.                                    79,300         3,796
     COMSAT Corp.                                       42,700         1,017
-    Comverse Technology, Inc.                          23,200         1,211
-    Computer Horizons Corp.                            35,938         1,229
-    Concord EFS, Inc.                                  55,075         1,435
-    Conmed Corp.                                       40,700           697
     Conseco Inc.                                          637            24
-    Consilium, Inc.                                    49,200           197
     Consolidated Cigar Holdings Inc.                   25,800           716
-    Consolidated Freightways Corp.                     18,750           308
     Consolidated Papers                                42,100         2,273
-    Consolidated Products Inc.                         44,697           832
-    Consolidated Stores, Inc.                          77,751         2,702
-    Consolidated Technology Group                      24,500             2
-    Consumer Portfolio Services, Inc.                  63,800           774
-    ContiFinancial Corp.                               38,500         1,405
-    Continental Airlines, Inc. Class B                 52,000         1,817
-    Continental Materials Corp.                        35,600           788
-    Converse Inc.                                      52,633         1,164
-    Cooper Cameron Corp.                               48,000         2,244
-    Copley Pharmaceutical, Inc.                        85,217           613
-    Coram Healthcare Corp.                            154,803           377
     Core Industries, Inc.                              38,400           950
-    COREStaff, Inc.                                    33,850           916
-    Corporate Express, Inc.                           102,400         1,475
-    Corrections Corp. of America                       69,728         2,772
-    Cosmetic Center, Inc. Class C                       8,019            34
     Cousins Properties, Inc. REIT                      42,800         1,188
-    Covance, Inc.                                      50,860           982
-    Coventry Corp.                                     80,100         1,219
-    Cox Communications Class A                        248,654         5,968
     Cracker Barrel Old Country
        Stores, Inc.                                    54,833         1,450
-    Craig Corp.                                        32,823           521
-    Jenny Craig Inc.                                   65,600           455
     Crawford & Co. Class B                             74,400         1,209
-    Credence Systems Corp.                             45,200         1,355
-    Credit Acceptance Corp.                            39,800           511
-    Cree Research, Inc.                                66,300           804
     Crescent Real Estate, Inc. REIT                    89,400         2,838
-    Crescent Operating Inc.                             8,940           116
     Crestar Financial Corp.                           100,418         3,904
     Crompton & Knowles Corp.                           68,400         1,522
     A.T. Cross Co. Class A                             53,000           676
-    Crown Central Petroleum Corp.
        Class B                                         46,100           686
     Crown Crafts, Inc.                                 39,240           412
     Cullen/Frost Bankers, Inc.                         32,060         1,359
-    Culligan Water Technologies                        17,500           783
     Curtiss-Wright Corp.                               12,700           740
-    Custom Chrome                                      37,400           601
-    Cygnus Inc.                                        47,100           818
-    Cypress Semiconductor Corp.                        79,200         1,148
-    Cypros Pharmaceuticals Corp.                       92,300           407
-    Cyrix Corp.                                        40,700           871
-    Cytec Industries, Inc.                             42,300         1,581
-    Cytogen Corp.                                     124,469           611
-    DBT Online Inc.                                    19,977         1,069
     DPL, Inc.                                          96,775         2,383
     DQE Inc.                                           70,243         1,984
     D. R. Horton, Inc.                                 73,100           758
-    DSP Communications, Inc.                           77,000           852
-    DST Systems, Inc.                                  43,200         1,439
-    DVI, Inc.                                          44,300           642
-    Dal-Tile International Inc.                        45,400           843
     Dallas Semiconductor Corp.                         24,400           958
     Dames & Moore, Inc.                                54,200           671
     Danaher Corp.                                      53,366         2,712
-    Danielson Holdings Corp.                           78,100           615
-    Darling International, Inc.                        21,100           549
     Dart Group Corp. Class A                            5,100           514
-    Data Broadcasting Corp.                           122,856           591
-    Data Systems & Software, Inc.                      50,600           240
-    Dataware Technologies, Inc.                        46,600           138
-    Datascope Corp.                                    38,800           749
-    Datastream Systems, Inc.                           33,100           505
     Dauphin Deposit Bank & Trust                       27,540         1,226
-    Davel Communications Group, Inc.                   30,800           543
-    Dave & Busters                                     25,407           683
     Dean Foods Corp.                                   36,433         1,471
     Deb Shops, Inc.                                    94,700           373
-    DecisionOne Corp.                                  51,000         1,159
     DEKALB Genetics Corp. Class B                      14,400         1,148
     Delmarva Power & Light Co.                         51,400           980
     Delta & Pine Land Co.                              43,575         1,552
     Deltic Timber Corp.                                10,751           315
-    Delta Financial Corp.                              43,800           838
-    Delta Woodside                                     80,000           540
     DENTSPLY International                             23,800         1,165
-    Department 56 Inc.                                 18,800           417
     Deposit Guaranty Corp.                             37,800         1,191
-    DePuy, Inc.                                        89,600         2,061
-    Designer Holdings Ltd.                             72,500           739
-    Detroit Diesel Corp.                               46,922         1,123
     Developers Diversified Realty
        Corp. REIT                                      30,000         1,200
     Devon Energy Corp.                                 31,600         1,161
-    Devry, Inc.                                        28,800           778
     Dexter Corp.                                       32,100         1,027
     Diagnostic Products Corp.                          28,077           886
     Dial Corp.                                         89,000         1,391
-    Dialogic Corp.                                     31,000           827
-    Diamond Multimedia Systems, Inc.                   90,700           655
-    Diamond Offshore Drilling, Inc.                    65,000         5,078
-    Diamond Technology Partners Inc.                   22,390           230
     Diebold, Inc.                                      62,926         2,454
-    Digi International, Inc.                           70,650           720
-    Digital Generation Systems                         91,695           418
-    Digital Microwave Corp.                            42,873         1,270





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Dime Bancorp, Inc.                                 93,728     $   1,640
     Dimon Inc.                                         55,350         1,467
-    Dionex Corp.                                       22,500         1,150
     Dole Food Co.                                      55,900         2,390
     Dollar General Corp.                               85,106         3,191
-    Dollar Tree Stores, Inc.                           22,450         1,132
     Donaldson Co., Inc.                                29,100         1,106
     Donaldson, Lufkin & Jenrette, Inc.                 54,600         3,262
     Donnelly Corp.                                     39,312           658
-    Donnkenny, Inc.                                    34,600           132
-    Doubletree Corp.                                   36,371         1,495
-    Dove Audio, Inc.                                   24,500            73
     Downey Financial Corp.                             52,305         1,236
-    Dravo Corp.                                        54,161           589
-    The Dress Barn, Inc.                               50,200           977
-    Drexler Technology Corp.                           48,311           498
     Dreyer's Grand Ice Cream, Inc.                     26,100         1,015
-    Drug Emporium, Inc.                               106,330           532
-    Drypers Corp.                                     117,100           893
     Duke Realty Investments,
        Inc. REIT                                       27,300         1,106
-    Dura Pharmaceuticals, Inc.                         40,314         1,605
     Durco International Inc.                           36,700         1,080
     Duty Free International Inc.                       45,926           861
-    Dynatech Corp.                                     24,500           876
-    EA Engineering Sciences and
        Technology Inc.                                 41,700            82
-    ENSCO International, Inc.                          64,450         3,400
-    ERD Waste Corp.                                    15,100            17
-    ESS Technology, Inc.                               45,900           618
-    ETEC Systems, Inc.                                 17,500           750
-    EVI Inc.                                           54,200         2,276
-    Eagle Finance Corp.                                44,100            91
-    Eagle Food                                         82,200           503
-    Eagle Hardware & Garden, Inc.                      22,200           507
     East Texas Financial Services, Inc.                16,000           290
     Eastern Utilities Associates                       30,881           564
     Eastgroup Properties Inc.                          32,800           660
-    Echelon International Corp., Inc.                  34,100           778
-    Ecogen, Inc.                                       32,940           117
     Ecology and Environment, Inc.                       6,925            58
-    Edisto Resources Corp.                             70,600           653
-    Education Alternatives, Inc.                       78,000           346
-    Education Management Corp.                         30,800           793
     A.G. Edwards & Sons, Inc.                          59,648         2,550
-    Egghead, Inc.                                      75,769           301
-    Einstein/Noah Bagel Corp.                          59,400           707
-    El Paso Electric Co.                                4,066            29
     El Paso Natural Gas                                54,132         2,977
     Elcor Corp.                                        26,200           730
-    Electromagnetic Sciences, Inc.                     35,314           614
-    Electronic Arts Inc.                               48,800         1,644
     Electronic Data Systems Corp.                     461,145        18,907
-    Electronics for Imaging, Inc.                      51,400         2,427
-    EmCare Holdings Inc.                               25,800           950
     Empire District Electric Co.                       31,555           546
-    Energy Biosystems Corp.                            86,900           413
-    Energy Conversion Devices, Inc.                    48,025           621
     Engineered Support Systems, Inc.                   61,800         1,139
     Energy North, Inc.                                 24,211           548
     Enova Corp.                                       103,700         2,495
     Enron Global Power &
        Pipelines L.L.C.                                28,300           943
     Enron Oil & Gas Co.                               146,076         2,648
-    Ensec International Inc.                           25,000            58
-    Enstar Inc.                                        21,266           129
     Enterprise Federal Bancorp, Inc.                    3,000            56
-    EntreMed, Inc.                                     50,900           601
-    Envirometrics, Inc.                                17,300             5
-    Epitope Inc.                                       68,900           530
     The Equitable Cos.                                172,809         5,746
     Equitable of Iowa Co.                              29,200         1,635
     Equitable Resources, Inc.                          30,550           867
-    Equivest Finance, Inc.                             51,675           136
     Equity Residential Properties
        Trust REIT                                      60,200         2,860
     Erie Indemnity Co. Class A                         57,217         2,231
     Essex County Gas Co.                                6,800           176
-    Esterline Technologies Corp.                       31,355         1,117
     Ethyl Corp.                                       100,304           928
-    Europa Cruises Corp.                               48,700            40
     Everest Reinsurance Holdings, Inc.                 45,600         1,807
     Evergreen Bancorp, Inc.                            28,600           481
-    Evergreen Media Corp.                              36,844         1,642
-    Exabyte Corp.                                      57,500           739
-    EXCEL Communications, Inc.                         99,400         2,858
     Exide Corp.                                        42,300           928
     Expeditors International of
        Washington, Inc.                                43,600         1,240
-    Expert Software Inc.                               31,800           128
-    Express Scripts                                    25,700         1,068
-    Extended Stay America, Inc.                        88,900         1,400
     F & M Bancorp                                       3,700           100
     FAC Realty Inc. REIT                               88,400           547
     FFY Financial Corp.                                16,000           419
-    FSI International, Inc.                            57,300           913
-    FTP Software, Inc.                                116,900           574
-    Fairchild Corp.                                    47,700           859
-    Falcon Drilling Co., Inc.                          36,800         2,121
     Family Dollar Stores, Inc.                         51,200         1,395
     Fastenal Co.                                       33,400         1,632
     Federal-Mogul Corp.                                33,200         1,162
     Federal Realty Investment
        Trust REIT                                      36,300           980
     Federal Signal Corp.                               42,737         1,074
     Felcor Suite Hotels, Inc. REIT                     23,400           872
-    Female Health Co.                                  37,600           122
     Ferro Corp.                                        22,975           852
-    Fibreboard Corp.                                   23,474         1,284
-    Fieldcrest Cannon, Inc.                            31,300           595
-    Figgie International Inc. Class A                  52,700           718
-    Filene's Basement Corp.                           101,450           669
-    FileNet Corp.                                      50,600           737
     FINA Inc.                                          25,900         1,651
     Financial Security Assurance
        Holdings Ltd.                                   27,600         1,075
     Fingerhut Co.                                      40,446           705
     FINOVA Group, Inc.                                 24,998         1,912
     First American Corp. (Tenn.)                       52,800         2,031
     First American Bank Corp.                          83,338         3,813
     First Bancorp North Carolina                        2,200            50
     First Bell Bancorp, Inc.                           36,600           604





                                       7
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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
     First Brands Corp.                                 36,700     $     842
     First Citizens BancShares Class A                  10,200           908
-    First Citizens Financial Corp.                      7,270           228
     First Commerce Corp.                               34,515         1,517
     First Commercial Corp.                             31,340         1,281
     First Federal Capital Corp.                        18,150           438
     First Empire State Corp.                            6,200         2,089
     First Financial Savings Assn.                      49,875         1,468
     First Hawaiian, Inc.                               27,300           930
     First Industrial Realty Trust REIT                 25,400           743
     First Michigan Bank Corp.                          21,765           656
     First Midwest Financial, Inc.                       1,050            18
     First Mutual Savings Bank                           1,848            34
     First Home Bancorp Inc.                             4,266            80
     First Palm Beach Bancorp                           22,100           754
-    First Pacific Networks, Inc.                       73,000             4
-    First Republic Bancorp, Inc.                       29,700           691
     First Security Corp.                              102,168         2,794
     First Southern Bancshares                           1,600            21
-    First USA Paymentech, Inc.                         30,367           879
     First Tennessee National Corp.                     61,200         2,943
     First United Bancorporation                         4,851            90
     First Virginia Banks, Inc.                         29,742         1,794
     Firstar Corp.                                     139,422         4,252
-    FIRSTPLUS Financial Group                          48,200         1,639
-    FIserv, Inc.                                       46,350         2,074
-    First Federal Financial Corp.                      34,375         1,068
     First Bancorp of Ohio                              27,900         1,336
     Fisher Scientific International Inc.               29,900         1,420
-    Flagstar Cos.                                     109,500            36
     Flexsteel Industry                                 35,900           429
     Florida East Coast Railway Co.                      8,400           932
-    Florida Panthers Holdings, Inc.                    29,000           700
     Florida Progress Corp.                             89,000         2,787
     Florida Rock Industries, Inc.                      21,600           878
-    Florsheim Group Inc.                               52,915           681
     Flowers Industries, Inc.                           78,450         1,319
     Fluke Corp.                                        17,445         1,034
     Flushing Financial Corp.                           31,100           692
     Food Lion Inc. Class A                            375,550         2,693
     Food Lion Inc. Class B                             50,005           361
-    Foodarama Supermarkets, Inc.                       22,400           434
-    Footstar Inc.                                      27,400           716
-    Forcenergy Inc.                                    33,600         1,021
-    FORE Systems, Inc.                                 87,500         1,189
     Foremost Corp. of America                          16,500           988
     Forest City Enterprise Class A                     24,450         1,167
-    Forest Laboratories, Inc.                          37,908         1,571
-    Fort Howard Corp.                                  68,715         3,477
-    Forte Software, Inc.                               57,400           773
-    Foundation Health Systems
        Class A                                        115,732         3,508
     Franchise Finance Corp. of
        America REIT                                    37,300           972
-    Franklin Bancorporation, Inc.                      30,975           387
-    Franklin Covey Co.                                 38,000           962
-    Franklin Electronic Publishers, Inc.               53,700           524
     Franklin Resources Corp.                          117,320         8,513
     Fredericks of Hollywood, Inc.
        Class A                                         48,700           289
     Fredericks of Hollywood, Inc.
        Class B                                         24,132           143
     Freeport-McMoRan, Inc.                             35,857         1,035
     Fremont General Corp.                              37,027         1,490
     Frisch's Restaurants, Inc.                         43,334           720
-    Fritz Cos., Inc.                                   26,800           261
     Frontier Insurance Group, Inc.                     11,800           764
     H.B. Fuller Co.                                    20,950         1,153
     Fulton Financial Corp.                             37,552         1,023
     Fund American Enterprise
        Holding Co.                                     11,385         1,195
-    Furniture Brands International Inc.                68,200         1,321
     G & K Services, Inc.                               32,325         1,196
     G & L Realty Corp.                                 34,000           557
     GATX Corp.                                         18,600         1,074
-    GT Interactive Software Corp.                     109,200         1,300
     Gainsco, Inc.                                      70,661           662
     Arthur J. Gallagher & Co.                          29,400         1,110
-    Game Financial Corp.                                9,375            88
-    Garden Fresh Restaurant Corp.                      40,500           476
-    Gartner Group, Inc. Class A                        84,300         3,027
-    Gateway 2000 Inc.                                 141,800         4,600
-    Gaylord Container Corp.                           124,100           954
     Gaylord Entertainment Co. Class A                  87,573         2,020
     GenCorp, Inc.                                      50,000         1,156
-    Genentech, Inc.                                   114,173         6,729
     General Binding Corp.                              29,600           851
-    General DataComm Industries, Inc.                  79,700           568
     General Growth Properties
        Inc. REIT                                       36,500         1,223
     General Motors Corp. Class H                       94,452         5,455
-    General Nutrition Cos., Inc.                       79,800         2,229
-    Gentex Corp.                                       57,700         1,129
-    Genesis Health Ventures Inc.                       31,350         1,058
-    Geneva Steel Class A                               70,900           191
-    Genlyte Group, Inc.                                49,400           651
-    Genome Therapeutics Corp.                          77,230           656
     Genovese Drug Stores, Inc.
        Class A                                         42,954           846
-    Genrad, Inc.                                       48,512         1,098
-    Gensia Sicor Inc.                                 159,907           705
     Geon Co.                                           43,800           887
-    Genzyme Corp.                                      66,776         1,849
     Georgia Gulf Corp.                                 29,482           857
     Gerber Scientific, Inc.                            59,600         1,177
-    Getchell Gold Corp.                                32,719         1,153
-    Getty Petroleum Marketing Inc.                     75,532           378
     Getty Realty Corp.                                 45,232           797
-    Gibson Greetings, Inc.                             40,100           905
-    Gilead Sciences, Inc.                              37,500         1,038
     P.H. Glatfelter Co.                                39,800           796
-    Glenayre Technologies, Inc.                        50,412           827
     Glenborough Realty Trust,
     Inc. REIT                                          33,000           833
-    Glendale Federal                                   46,105         1,204
-    Global DirectMail Corp.                            32,846           856
-    Global Industrial Technologies, Inc.               36,900           756
-    Global Industries, Ltd.                            38,400           895
-    Global Marine, Inc.                               155,500         3,615
-    Globalink, Inc.                                    62,700           204





                                       8
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
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Gold Reserve Corp.                                 63,400           499
-    Golden Books Family
        Entertainment, Inc.                             72,000     $     909
     Golden Enterprises Inc.                            68,900           504
-    E. Gottschalk & Co., Inc.                          59,100           488
     Graco, Inc.                                        32,177           969
     Graham-Field Health Products Inc.                  63,516           865
-    Grand Casinos, Inc.                                79,600         1,174
     Granite State Bankshares, Inc.                      3,750            71
     Graphic Industries, Inc.                           52,200           692
-    Great Bay Casino Corp.                             17,221            24
-    Greater New York Savings Bank                      46,300         1,042
     Green Mountain Power Corp.                         16,907           400
     Green Point Financial Corp.                        44,800         2,982
     Grief Brothers Corp. Class A                       35,300           966
-    Grist Mill Co.                                     45,950           325
-    Grossmans, Inc.                                   135,000            30
-    GTech Holdings Corp.                               38,000         1,226
     Guaranty National Corp.                            45,116         1,083
-    Guess ?, Inc.                                      10,000           101
     Guilford Mills, Inc.                               39,425           821
-    Gulfstream Aerospace Corp.                         69,700         2,056
-    Gundle/SLT Environmental, Inc.                     90,000           450
-    Gymboree Corp.                                     27,060           648
     HBO & Co.                                          84,020         5,787
     HCC Insurance Holdings, Inc.                       30,300           809
     HFNC Financial Corp.                               46,000           753
-    HMN Financial, Inc.                                30,400           701
-    HMT Technology Corp.                               59,700           770
     HSB Group Inc.                                     16,643           888
-    HSN Inc.                                           51,291         1,606
     HUBCO, Inc.                                        41,703         1,202
-    Hadco Corp.                                        23,051         1,504
-    Haemonetics Corp.                                  50,900           973
-    Halter Marine Group, Inc.                          36,362           873
     Hancock Fabrics, Inc.                              47,900           659
     Hancock Holding Co.                                17,485           859
-    Handleman Co.                                      97,400           621
     Handy & Harman                                     38,000           660
     M.A. Hanna Co.                                     45,775         1,319
     Hannaford Brothers Co.                             38,900         1,383
-    Hanover Direct, Inc.                               96,876           109
     Harley-Davidson, Inc.                              69,554         3,334
     Harman International
        Industries, Inc.                                15,914           670
     Harrodsburg First
        Financial Bancorp                                9,800           143
     Harsco Corp.                                       43,932         1,779
     Harte-Hanks Communications Co.                     35,000         1,032
-    Hartford Life, Inc.                                35,300         1,324
-    Hauser, Inc.                                       74,000           407
     Haven Bancorp, Inc.                                19,000           708
     Hawaiian Electric Industries Inc.                  25,835           998
-    HealthCare COMPARE Corp.                           29,965         1,571
-    Healthcare Services Group, Inc.                    48,176           566
     Health Care Properties Investors                   26,400           931
-    Health Management Associates
        Class A                                         99,955         2,849
-    Healthcare & Retirement Corp.                      41,450         1,383
     Healthcare Realty Trust Inc.                       34,900           973
     HealthPlan Services Corp.                          39,800           751
-    Heartport Inc.                                     38,300           676
     Health and Retirement
     Properties Trust                                   80,400         1,513
     Health Care REIT, Inc.                             39,400           958
-    Hechinger Co. Class A                              95,900           207
-    Hecla Mining Co.                                  127,700           686
-    Hector Communications Corp.                        35,350           305
-    Heftel Broadcasting Corp.                          12,200           669
     HEICO Corp.                                        28,486           636
     Heilig-Meyers Co.                                  44,418           872
-    Hein-Werner Corp.                                  11,103            89
-    Hemasure, Inc.                                     55,200           152
     Herbalife International, Inc.                      36,200           586
-    Heritage Media Corp. Class A                       68,500         1,293
     Hewlett-Packard Co.                                25,100         1,406
     Hibernia Corp. Class A                            109,128         1,521
-    High Plains Corp.                                 102,597           417
-    Highlands Insurance Group                          38,000           765
     Highwood Properties, Inc. REIT                     30,900           989
     Hillenbrand Industries, Inc.                       62,650         2,976
-    Hitox Corp. of America                             40,700           127
     Hollinger International, Inc.                      72,600           812
     Holly Corp.                                        25,200           625
-    Hollywood Casino Corp.                            102,600           311
-    Hollywood Entertainment Corp.                      50,071         1,152
-    Home Products International Inc.                   24,120           240
-    Homeowners Group, Inc.                             35,000            22
-    Homestead Village, Inc. REIT                       45,470           807
     HON Industries, Inc.                               26,800         1,187
     Horace Mann Educators Corp.                        30,300         1,485
-    Horizon/CMS Healthcare Corp.                       75,271         1,510
     Hormel Foods Corp.                                 70,400         1,892
-    Host Marriott Services                            102,190         1,201
     Hospitality Properties Trust REIT                  37,000         1,133
-    Host Marriott                                     189,850         3,382
     Houghton Mifflin Co.                               20,200         1,348
-    House of Fabrics, Inc.                              1,299             4
-    Houston Exploration Co.                            53,100           826
     Hubbell Inc. Class A                                  500            21
     Hubbell Inc. Class B                               60,906         2,680
-    Hudson Technology, Inc.                             5,600            39
     Hughes Supply, Inc.                                22,274           891
-    Human Genome Sciences, Inc.                        26,000           866
     J.B. Hunt Transport Services, Inc.                 34,903           526
     Huntington Bancshares Inc.                        129,614         3,816
-    Hyperion Software Corp.                            42,300           946
     IBP, Inc.                                          90,500         2,104
     IBS Financial Corp.                                40,825           732
     ICN Pharmaceuticals, Inc.                          46,485         1,334
-    ICOS Corp.                                         91,900           764
-    IDEX Corp.                                         41,300         1,363
-    IDEXX Laboratories                                 42,000           521
-    IDX Systems Corp.                                  32,600         1,129
     IES Industries, Inc.                               25,440           750
-    IGI, Inc.                                          68,500           300
-    IHOP Corp.                                         25,000           772
     IMC Global Inc.                                    90,493         3,167
     IMCO Recycling, Inc.                               38,200           721
     IRT Property Co. REIT                              69,700           819
-    ITI Technologies, Inc.                             36,300           833
-    ITT Educational Services, Inc.                     45,600         1,131





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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
-    IXC Communications, Inc.                           24,600     $     641
     Idaho Power Co.                                    33,400         1,048
     Illinois Central Corp.                             56,900         1,988
-    Identix, Inc.                                      61,000           686
     Illinova Corp.                                     66,576         1,465
-    Image Entertainment, Inc.                          74,500           270
-    Imation Corp.                                      38,280         1,010
-    Immunex Corp.                                      49,800         1,799
-    ImmuLogic Pharmaceutical Corp.                    121,000           378
-    Immune Response                                    78,683           610
-    Imo Industries, Inc.                              104,800           616
-    Imperial Bancorp                                   49,750         1,437
-    Imperial Credit                                    51,074         1,052
-    Immunomedics Inc.                                 117,700           530
-    Inacom Corp.                                       29,396           917
-    INCYTE Pharmaceuticals, Inc.                       18,200         1,199
     Independent Bank Corp.                             32,900           428
     Indiana Energy, Inc.                               29,700           726
     Indiana Federal Corp.                              11,700           335
-    Inference Corp. Class A                            27,600           114
-    Infinity Financial Technology, Inc.                49,500           806
-    Information Storage Devices, Inc.                  72,400           509
-    Informix Corp.                                    131,200         1,183
-    Information Resources, Inc.                        56,034           798
-    Input/Output, Inc.                                 36,100           654
-    INSO Corp.                                         29,000           603
     Innkeepers USA Trust REIT                          53,400           801
-    Insurance Auto Auctions, Inc.                      68,700           640
-    Integrated Communication
        Network, Inc.                                   25,600             1
     Integon Corp.                                      58,750         1,469
-    Integrated Device Technology Inc.                  67,700           713
     Integrated Health Services, Inc.                   36,100         1,390
-    Integrated Silicon Solution, Inc.                  66,100           503
-    Integrated Systems, Inc.                           52,000           608
     Integrated Systems Consulting
        Group Inc.                                      43,517           481
-    Intelligent Electronics Inc.                      104,902           298
-    Intelligent Medical Imaging, Inc.                  79,800           529
-    Interactive Group, Inc.                            47,900           305
     Interface, Inc.                                    37,600           839
-    Interface Systems Inc.                             30,300           136
-    Interim Services, Inc.                             17,600           783
-    Interlink Electronics Inc.                         36,800           262
     Intermet Corp.                                     45,900           739
-    International Dairy Queen, Inc.
        Class A                                         36,012           860
-    International Family
        Entertainment, Inc. Class B                     56,550         1,944
-    International Imaging
        Materials, Inc.                                 33,000           530
-    International Lottery & Totalizator
        Systems Inc.                                    51,600           104
     International Game Technology                     112,198         1,991
     International Multifoods Corp.                     39,669           997
-    International Network Services                     26,000           675
-    International Rectifier Corp.                      75,300         1,402
-    International Specialty
        Products, Inc.                                  82,700         1,163
-    Interneuron Pharmaceutical, Inc.                   33,800           682
-    Interpore International                            64,800           308
-    Intersolv                                          71,200           672
     Interstate Bakeries                                34,500         2,046
-    Interstate Hotels Co.                              30,500           898
-    InterVoice, Inc.                                   56,087           514
     Intimate Brands, Inc.                             232,300         4,878
-    Intuit, Inc.                                       41,600           953
     Invacare Corp.                                     27,543           640
-    Investment Technology Group, Inc.                  44,700         1,176
-    Invision Technologies, Inc.                        38,300           469
-    Iomega Corp.                                      120,800         2,401
     IPALCO Enterprises, Inc.                           41,400         1,294
     Irvine Apartment Communities,
        Inc. REIT                                       34,100         1,002
-    ISIS Pharmaceuticals, Inc.                         53,474           784
-    Isomedix, Inc.                                     38,700           607
-    i2 Technologies, Inc                               24,600           758
-    IVAX Corp.                                        104,800         1,172
     JDN Realty Corp. REIT                              30,700           959
-    JTS Corp.                                         119,356            82
-    J & J Snack Foods Corp.                            40,900           624
     J & L Specialty Steel Inc.                         35,700           428
     JLG Industries, Inc.                               69,600           948
     JSB Financial                                      19,399           854
-    Jabil Circuit, Inc.                                15,500         1,296
     Jackpot Enterprises, Inc.                          48,427           551
-    Jacobs Engineering Group Inc.                      39,300         1,056
-    Jacor Communications, Inc.                         42,700         1,637
-    Jan Bell Marketing Inc.                           127,700           311
     Jefferson Savings Bancorp, Inc.                    19,400           580
-    Jefferson Smurfit Corp.                           101,400         1,635
     John Alden Financial Group                         48,600         1,018
     John Nuveen Co. Class A                            30,543           954
     Johns Manville Corp.                              144,000         1,701
-    Jones Apparel Group, Inc.                          47,400         2,263
-    Jones Intercable Inc.                              67,900           857
     Jones Medical Industries, Inc.                     23,850         1,133
-    Just for Feet, Inc.                                21,624           376
     Justin Industries, Inc.                            57,100           735
-    KFX, Inc.                                         128,850           483
-    KLA-Tencor Corp.                                   84,000         4,098
     KN Energy, Inc.                                    27,150         1,144
-    K-III Communications Corp.                        112,500         1,350
     K2 Inc.                                            31,745         1,006
     K U Energy Corp.                                   32,800         1,119
-    K-V Pharmaceutical Co. Class A                     45,500           754
-    Kaiser Aluminum & Chemical Corp.                   64,000           784
     Kaman Corp. Class A                                44,100           667
     Kansas City Power & Light Co.                      57,000         1,628
     Kansas City Southern
        Industries, Inc.                                32,336         2,086
     Kaydon Corp.                                       20,900         1,037
-    Keane, Inc.                                        30,400         1,581
-    Kelly Oil Corp.                                   148,000           451
     Kellwood Co.                                       38,100         1,057
     Kelly Services, Inc. Class A                       32,537         1,022
-    KEMET Corp.                                        36,700           915
-    KENETECH Corp.                                     44,000             2
     Kennametal, Inc.                                   22,855           983
-    Kensey Nash Corp.                                  46,800           521
-    Kent Electronics Corp.                             39,400         1,445
     Kentucky First Bancorp, Inc.                       11,600           125





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Kenwin Shops, Inc.                                    900     $       1
-    Key Tronic Corp.                                   66,100           314
-    Keystone Consolidated
        Industries, Inc.                                41,919           456
     Keystone Financial, Inc.                           48,700         1,522
     Keystone International, Inc.                       53,625         1,860
     Kimball International, Inc. Class B                27,700         1,113
     Kimco Realty Corp. REIT                            32,450         1,030
     Kinetic Concepts, Inc.                             78,232         1,413
-    Kirby Corp.                                        45,800           836
     Klamath First Bancorp                              38,200           726
     Knape & Vogt Manufacturing Co.                     32,962           536
-    Knoll, Inc.                                         5,000           119
     Koger Equity, Inc. REIT                            51,200           934
-    Kohls Corp.                                        67,600         3,579
-    Komag, Inc.                                        46,800           768
-    Koo Koo Roo, Inc.                                  56,800           410
-    Kronos, Inc.                                       25,050           673
-    Kulicke & Soffa Industries, Inc.                   42,200         1,368
-    L.A. Gear, Inc.                                   136,216           187
-    LCI International, Inc.                            68,000         1,488
     LG&E Energy Corp.                                  58,900         1,299
-    LHS Group, Inc.                                    16,200           710
     LTV Corp.                                          93,123         1,327
-    LTX Corp.                                         114,612           738
     La Quinta Inns Inc.                                71,349         1,561
     La-Z-Boy Inc.                                      24,600           886
     LabOne Inc.                                        36,900           664
-    Laboratory Corp. of America                       186,044           488
     Lafarge Corp.                                      59,400         1,455
-    Laidlaw Environmental
        Services, Inc.                                 163,100           489
-    LAM Research Corp.                                 30,050         1,115
     Lancaster Colony Corp.                             26,610         1,286
     Lance, Inc.                                        49,641           949
     Landmark Bancshare, Inc.                           17,000           342
-    Lands' End, Inc.                                   36,300         1,075
-    Landry's Seafood Restaurants, Inc.                 32,600           750
-    Lattice Semiconductor Corp.                        23,100         1,304
     Estee Lauder Cos. Class A                          57,229         2,876
     Lawson Products, Inc.                              28,850           781
     Lawter International Inc.                          78,554           992
     Lawyers Title Insurance Corp.                      34,350           648
-    Lear Corp.                                         60,000         2,663
-    Learning Co., Inc.                                 99,563           933
     LeaRonal Inc.                                      29,300           835
-    The Leather Factory, Inc.                          16,000             9
-    Lechters Corp.                                     73,800           318
     Lee Enterprises, Inc.                              43,000         1,134
-    Legato Systems, Inc.                               38,500           717
     Leggett & Platt, Inc.                              84,100         3,616
     Legg Mason Inc.                                    25,500         1,372
     Lehman Brothers Holdings, Inc.                     94,215         3,816
     Lennar Corp.                                       30,550           976
     Leucadia National Corp.                            55,476         1,716
-    Lexington Global Asset
        Managers, Inc.                                  27,600           186
-    Lexmark International Group, Inc.
        Class A                                         62,400         1,895
     Liberty Corp.                                      28,300         1,153
     Liberty Financial Cos., Inc.                       25,400         1,267
     Liberty Property Trust REIT                        37,400           930
     Life Bancorp Inc.                                  43,300         1,128
     Life Re Corp.                                      25,100         1,170
     Lilly Industries Inc. Class A                      44,388           893
-    Lin Television                                     35,234         1,554
-    Lincare Holdings Inc.                              25,200         1,084
     Lincoln Electric Co. Class A                       25,176           957
     Linear Technology Corp.                            69,004         3,564
-    Liposome Co., Inc.                                 49,439           440
-    Littelfuse, Inc.                                   42,000         1,176
-    Little Switzerland, Inc.                           67,000           398
-    Litton Industries, Inc.                            42,300         2,044
-    Living Centers of America, Inc.                    32,900         1,300
-    Lo-Jack Corp.                                      60,400           872
-    Lone Star Steakhouse & Saloon                      34,463           898
-    Lone Star Technologies, Inc.                       52,400         1,500
     Long Island Bancorp, Inc.                          21,700           787
     Long Island Lighting Co.                          110,565         2,543
     Longview Fibre Co.                                 42,970           714
-    Loral Space & Communications                      178,800         2,682
     Lubrizol Corp.                                     55,833         2,342
     Luby's Cafeterias, Inc.                            19,000           379
     Lukens, Inc.                                       21,600           406
-    Lycos, Inc.                                         2,786            36
-    Lynx Therapeutics Inc.                              1,425            20
     Lyondell Petrochemical Co.                         72,454         1,580
-    M&F Worldwide Corp.                                78,000           682
     MAF Bancorp, Inc.                                  20,743           874
-    MAI Systems Corp.                                  60,275           245
     MCN Corp.                                          60,900         1,865
     MDU Resources Group, Inc.                          35,950           863
-    MEMC Electronic Materials, Inc.                    38,600         1,264
     MFB Corp.                                          10,000           194
-    MGI Pharma, Inc.                                  112,400           407
-    MGM Grand Inc.                                     54,439         2,014
     ML Bancorp Inc.                                    52,200         1,002
-    MLC Holdings, Inc.                                 37,400           496
-    MRV Communications Inc.                            49,114         1,455
-    M.S. Carriers Inc.                                 27,700           693
-    MacFrugal's Bargains-
        Close-outs, Inc.                                38,900         1,060
     The Macerich Co. REIT                              41,600         1,154
     The MacNeal-Schwendler Corp.                       59,400           646
-    Macromedia                                         78,377           678
-    Mafco Consolidated Group Inc.                      34,500         1,156
     Mafco Consolidated Group Inc.
        Rights Exp. 1/1/99                              78,000            34
-    Magellan Health Services, Inc.                     46,900         1,384
     Magna Group                                        40,400         1,404
-    Magnatek                                           57,600           958
     Maine Public Service Co.                           15,000           184
     Manpower Inc.                                      75,500         3,360
-    Mansur Industries, Inc.                            32,400           765
-    Manugistics Group, Inc.                            52,000         2,317
     Mapco Inc.                                         50,700         1,597
-    Marine Drilling Co., Inc.                          61,700         1,207
     Marion Capital Holdings                            12,500           287
     Mark IV Industries, Inc.                           58,232         1,398
-    Mark VII, Inc.                                     19,700           650
-    Marquest Medical Products Inc.                     10,000             8





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
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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
-    Marquette Medical Systems Inc.                     38,800     $     854
     Marshall & Ilsley Corp.                            84,127         3,420
-    Marshall Industries                                27,872         1,038
     Martin Marietta Materials, Inc.                    42,900         1,389
-    Marvel Entertainment Group                         87,034           207
     Maryland Federal Bancorp                           19,189           822
     MascoTech Inc.                                     56,485         1,179
-    Mastec Inc.                                        36,683         1,736
-    Mastech Corp.                                      47,100           945
-    Matria Healthcare, Inc.                           130,478           514
-    Maxim Integrated Products, Inc.                    57,980         3,294
-    Maxxam Inc.                                        18,900           884
-    McAfee Associates, Inc.                            47,650         3,005
     McClatchy Newspapers, Inc.                         34,850         1,024
     McCormick & Co., Inc.                              74,283         1,880
     J Ray McDermott SA                                 36,900           996
     McKesson Corp.                                     41,806         3,240
     McLeod, Inc.                                       56,400         1,896
-    McMoRan Oil and Gas                               100,499           345
-    McWorter Technologies Inc.                         29,600           707
-    Mechanics Savings Bank                             29,900           568
-    Medaphis Corp.                                    120,000         1,211
     Medcross, Inc.                                     67,600           600
     Medford Savings Bank                               19,801           577
     Media General, Inc. Class A                        25,000         1,000
-    Medic Computer Systems, Inc.                       45,700         1,018
-    Medical Technology Systems, Inc.                   16,100             8
-    Medicis Pharmaceutical Corp.                       27,025         1,346
-    MedImmune Inc.                                     51,300           962
-    Medical Dynamics, Inc.                             63,700           194
-    MEDIQ, Inc.                                        77,300           681
-    Medtox Scientific Inc.                              8,400             4
-    Mednet MPC Corp.                                  120,500            38
     Meditrust                                          55,517         2,214
-    MedPartners Inc.                                  158,517         3,428
-    Men's Wearhouse, Inc.                              32,950         1,044
     Mentor Corp.                                       39,115         1,160
-    Mentor Graphics Corp.                              96,400           893
     Mercantile Bancorp, Inc.                           77,103         4,684
     Mercantile Bankshares Corp.                        44,150         1,762
     Merchants Bancshares, Inc.                         25,500           528
     Merchants New York
        Bancorporation                                   6,200           307
     Mercury Finance Co.                               156,335           381
     Mercury General Corp.                              24,800         1,804
     Meridian Industrial Trust,
        Inc. REIT                                       32,200           757
-    Merisel, Inc.                                     100,110           200
-    Meridian Gold Co.                                 119,000           521
-    Merix Corp.                                        37,000           627
     Merrill Corp.                                      24,500           884
     Merry Land & Investment Co.,
        Inc. REIT                                       56,500         1,225
-    Mesa Air Group Inc.                                59,700           323
-    Mesa, Inc.                                        143,200           823
-    Mesaba Holdings, Inc.                              48,000           717
     Met-Pro Corp.                                      39,979           605
-    MetaCreations Corp.                                50,062           544
-    Metal Management, Inc.                             37,000           548
-    Metrocall, Inc.                                   116,100           526
-    Metromedia International
        Group, Inc.                                     55,500           701
     Metrowest Bank                                     97,638           558
-    Metzler Group, Inc.                                27,900           903
-    Fred Meyer, Inc.                                   25,500         1,318
     Michael Foods Group, Inc.                          71,455         1,335
-    Michaels Stores, Inc.                              40,600           861
     Michigan Financial Corp.                            3,255            77
-    Microchip Technology, Inc.                         48,575         1,444
-    Micro Warehouse Inc.                               65,800         1,129
-    Microdyne Corp.                                    93,500           444
-    Micron Electronics, Inc.                           86,200         1,541
-    Micronics Computers, Inc.                          85,600           262
-    Microtouch Systems, Inc.                           27,801           643
     Mid-America Apartment
        Communities, Inc. REIT                          29,500           828
     Mid-America Bancorp                                33,166           831
-    Mid-American Waste
        Systems, Inc.                                  148,500             4
-    Mid Atlantic Medical
        Services, Inc.                                  70,300         1,094
     Mid Continent Bancshares, Inc.                      4,600           133
     Mid-Iowa Financial Corp.                           10,560            96
     MidAmerican Energy Co.                             92,294         1,598
-    Midisoft Corp.                                     32,500            52
-    Midway Games Inc.                                  60,200         1,287
-    Midwest Grain Products                             30,450           394
     Millenium Chemicals, Inc.                          70,600         1,606
-    Millenia, Inc.                                        625             2
     Herman Miller, Inc.                                43,042         1,544
-    Milwaukee Land Co.                                  2,300            22
     Minerals Technologies, Inc.                        18,500           694
     Minnesota Power & Light Co.                        26,800           814
-    Mirage Resorts, Inc.                              166,500         4,204
     Mississippi Chemical Corp.                         41,955           871
-    Mitcham Industries, Inc.                           28,400           350
     Mitchell Energy & Development
        Corp. Class A                                   43,900           889
-    Mobile Telecommunications
        Technologies Corp.                             108,500         1,563
-    MobileMedia Corp.                                  50,000            16
-    Model Imperial, Inc.                               57,500            16
     Modern Controls, Inc.                              29,575           388
     Modine Manufacturing Co.                           32,100           959
-    Mohawk Industries, Inc.                            48,100         1,088
-    Molecular Biosystems, Inc.                         81,234           731
     Molex, Inc.                                       114,033         4,166
     Molex, Inc. Class A                                 2,593            90
-    Molten Metal Technology                            82,500           418
-    MoneyGram Payment
        Systems, Inc.                                   58,000           914
     The Money Store                                    54,865         1,569
     Montana Power Co.                                  46,600         1,081
     Monterey Resources, Inc.                           44,400           660
     Morrison Fresh Cooking Inc.                        12,031            56
     Morrison Health Care Inc.                          40,441           645
-    Mosaix Inc.                                        44,168           607
     Mosinee Paper Corp.                                34,749           845
-    Mueller Industries Inc.                            21,616           946
     Murphy Oil Corp.                                   41,530         2,025





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Mycogen Corp.                                      19,600     $     382
     Myers Industries, Inc.                             41,665           703
     Mylan Laboratories, Inc.                          110,000         1,623
-    Myriad Genetics, Inc.                              28,200           765
-    Mysoftware Co.                                      3,000             8
     NAC Re Corp.                                       28,325         1,370
     NBT Bancorp, Inc.                                   7,960           211
     NCH Corp.                                          13,300           831
-    NCO Group, Inc.                                    24,200           711
-    NCR Corp.                                          94,200         2,802
     NGC Corp.                                         136,400         2,106
     NIPSCO Industries, Inc.                            59,870         2,473
     N L Industries, Inc.                               81,300         1,179
-    NPC International Class A                          62,800           742
-    NTL Inc.                                           50,000         1,238
     NYMAGIC, Inc.                                      35,600           734
     Nabisco Holdings Corp. Class A                     48,600         1,938
-    Nabors Industries, Inc.                            86,700         2,168
-    Nashua Corp.                                       44,400           483
-    Nastech Pharmaceutical Co., Inc.                   22,800           244
-    National Auto Credit Inc.                          70,103           622
-    National Beverage Corp.                            71,840           754
-    National City Bancorporation                        3,960            85
     National Community Bancorp                         43,396           966
     National Computer Systems, Inc.                    31,500           841
     National Data Corp.                                22,539           976
     National Fuel Gas Co.                              33,600         1,409
     National Health Investors REIT                     29,300         1,150
-    National Instruments Corp.                         10,300           358
-    National Medical Financial
        Services Corp.                                  34,400            94
-    National-Oilwell, Inc.                             16,700           960
     National Presto Industries, Inc.                   17,263           696
-    National Processing, Inc.                          99,700         1,022
-    National R. V. Holdings, Inc.                      34,482           534
-    National Record Mart, Inc.                         49,100            68
-    National Steel Corp. Class B                       57,100           960
-    National Techteam, Inc.                            39,300           838
     Nationwide Financial
        Services, Inc.                                  10,000           266
     Nationwide Health Properties, Inc.                 35,000           770
-    Nautica Enterprises Inc.                           40,737         1,078
-    Neiman-Marcus Group Inc.                           43,755         1,149
-    Nellcor Puritan Bennett, Inc.                      55,228         1,004
-    NetManage, Inc.                                   124,200           367
-    Netscape Communications Corp.                      61,800         1,980
-    Netsmart Technologies, Inc.                        11,200            43
-    Network Appliance, Inc.                            17,800           675
-    Network Equipment Technologies                     53,647           966
-    Network General Corp.                              47,488           705
-    Network Peripherals, Inc.                          57,300           398
     Nevada Power Co.                                   40,752           866
     New England Business
        Service, Inc.                                   33,900           892
     New England Electric System                        58,800         2,176
     New Jersey Resources Corp.                         25,300           794
-    New Mexico & Arizona Land Co.                      42,725           609
     New Plan Realty Trust REIT                         49,955         1,102
     New York Bancorp Inc.                              31,200         1,084
     New York State Electric &
        Gas Corp.                                       61,400         1,282
     Newcor, Inc.                                       39,600           344
-    Newfield Exploration Co.                           55,400         1,108
     Newhall Land & Farming Co.                         49,600         1,073
     Newmil Bancorp, Inc.                               23,900           267
     Newmont Gold Co.                                  101,168         4,040
     Newport News Shipbuilding Inc.                     58,100         1,129
-    NEXTEL Communications                             220,293         4,165
-    NeXstar Pharmaceuticals Inc.                       64,691           914
-    Nine West Group, Inc.                              32,400         1,237
     Nitches Inc.                                       30,128           175
     Noble Affiliates, Inc.                             56,336         2,180
-    Noble Drilling Corp.                              122,400         2,762
     Nordson Corp.                                      14,540           938
     Norrell Corp.                                      36,600         1,208
-    Nortek, Inc.                                       34,852           841
     North American Mortgage Co.                        41,400           981
-    North American Vaccine, Inc.                       25,900           500
     North Fork Bancorporation, Inc.                    76,664         1,639
     Northeast Utilities                               113,700         1,087
     Northern Trust Corp.                              103,600         5,015
-    Northwest Airlines Corp. Class A                   89,600         3,276
     Northwest Natural Gas Co.                          31,900           835
     Northwest Savings Bank                             52,000           813
     Northwestern Public Service Co.                    35,800           770
     Norwalk Savings Society                            19,300           584
-    Nova Corp. (Georgia)                               48,900         1,268
-    NovaCare, Inc.                                     86,900         1,206
-    Novavax, Inc.                                      52,900           218
-    Novellus Systems, Inc.                             16,000         1,380
-    Nuevo Energy Co.                                   17,100           701
     Nutrition for Life International, Inc.             43,900           337
-    nVIEW Corp.                                        25,049            51
     OEA, Inc.                                          27,700         1,094
     OGE Energy Corp.                                   36,900         1,679
-    OHM Corp.                                          82,000           692
-    Oak Technology, Inc.                               86,800           849
-    Oakley, Inc.                                       63,400           892
     Oakwood Homes Corp.                                42,800         1,027
     Oasis Residential, Inc. REIT                       36,600           860
-    Objective Systems Integrators, Inc.                80,200           694
-    Ocean Energy Inc.                                  16,600           768
-    Oceaneering International, Inc.                    51,100           945
-    Octel Communications Corp.                         55,000         1,287
     Ocwen Financial Corp.                              33,900         1,095
-    Office Depot, Inc.                                143,125         2,782
-    OfficeMax Inc.                                    108,800         1,571
-    Offshore Logistics, Inc.                           39,500           755
     Ogden Corp.                                        52,351         1,139
     Ohio Art Co.                                       14,800           255
     Ohio Casualty Corp.                                30,356         1,332
-    Old America Stores, Inc.                           41,200            67
     Old Kent Financial Corp.                           43,464         2,344
     Old National Bancorp                               23,004         1,018
     Old Republic International Corp.                   78,361         2,375
     Olin Corp.                                         46,800         1,828
     Olsten Corp.                                       72,330         1,406
     Omega Financial Corp.                               8,100           285
     Omega Healthcare Investors, Inc.                   31,041         1,015
     Omnicare, Inc.                                     68,100         2,137
     Omnicom Group Inc.                                 75,900         4,677
-    OmniQuip International, Inc.                       30,500           704





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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
-    Omnipoint Corp.                                    40,900     $     679
-    On Assignment, Inc.                                19,300           755
     Onbancorp Inc.                                     21,100         1,075
     One Valley Bancorp of West
        Virginia Inc.                                   30,375         1,276
     Oneida Ltd.                                        33,889           904
-    Oneita Industries                                  47,933            19
-    OneLink Communications, Inc.                       53,600            87
-    Onyx Acceptance Corp.                              36,700           282
-    Ontrak Systems, Inc.                               33,300           995
-    Ophthalmic Imaging System                           1,000             2
-    Optical Cable Corp.                                77,300           908
     Optical Coating Laboratory, Inc.                   52,585           703
     Orange & Rockland Utilities, Inc.                  19,900           669
-    Orbital Sciences Corp.                             54,900           875
     Oregon Metallurgical Corp.                         32,375           911
     Oregon Steel Mills, Inc.                           37,500           748
-    O'Reilly Automotive, Inc.                          21,800           837
     Oriental Financial Group                           26,020           735
-    Oriole Homes Corp. Class B                         19,300           154
     Orion Capital Corp.                                19,000         1,401
-    Orthologic Corp.                                  100,700           560
-    Orthodontic Centers of
        America, Inc.                                   51,700           942
     Oshkosh B'Gosh, Inc. Class A                       28,400           621
     O'Sullivan Corp.                                   48,975           410
-    Outback Steakhouse                                 41,554         1,004
     Outboard Marine Corp.                              44,100           783
-    Outdoor Systems, Inc.                              46,650         1,779
-    Outlook Group Corp.                                 8,000            47
     Overseas Shipholding Group Inc.                    56,100         1,101
-    Owens-Illinois, Inc.                              115,672         3,586
-    Oxford Health Plan                                 71,000         5,096
-    Oxigene, Inc.                                      23,061           797
     PCA International, Inc.                            31,898           656
-    PCD, Inc.                                          42,000           714
-    PDG Environment Industries                          7,140             5
-    PDT, Inc.                                          27,600         1,004
-    PICO Holdings Inc.                                128,229           577
     PIMCO Commercial Mortgage
        Securities, Inc.                                44,100           604
     PMC Capital, Inc.                                  44,900           634
-    PMC Sierra Inc.                                    62,588         1,639
     The PMI Group Inc.                                 32,200         2,008
-    PMT Services Inc                                   58,465           890
     PS Group Holdings Inc.                             33,800           435
-    PVF Capital Corp.                                  12,600           235
     Pacific Century Financial Corp.                    37,101         1,716
-    Pacific Crest Capital Inc.                         43,645           567
-    Pacific Greystone Corp.                            46,300           744
     Pacific Gulf Properties, Inc. REIT                 32,900           724
     Pacific Scientific Co.                             34,400           456
     PacifiCare Health Systems Inc.
        Class A                                         16,295           987
-    PacifiCare Health Systems Inc.
        Class B                                         20,657         1,319
     PacifiCare Health Systems Inc.
     $1.00 Cvt. Pfd.                                     6,320           172
-    PageMart Wireless, Inc.                            98,800           846
-    Paging Network, Inc.                               86,500           761
     PaineWebber Group, Inc.                            85,475         2,992
-    Pairgain Technologies, Inc.                        55,200           857
-    Papa John's International, Inc.                    24,750           914
-    Park-Ohio Industries, Inc.                         44,309           667
     Parker & Parsley Petroleum Co.                     30,400         1,075
-    Parker Drilling Co.                               120,900         1,345
-    Patina Oil & Gas Corp.                             67,068           545
-    Patina Oil & Gas Corp. Warrants
        Exp. 5/1/01                                     19,484            24
     Patriot American Hospitality,
        Inc. REIT                                       36,000           918
-    Patterson Dental Co.                               20,000           684
-    Paul-Son Gaming Corp.                              23,300           335
     Paychex, Inc.                                      99,949         3,836
-    Payless ShoeSource, Inc.                           37,200         2,034
-    Peapod, Inc.                                        5,000            58
-    PEC Israel Economic Corp.                          41,500           996
-    Pegasus Gold Inc.                                  99,900           612
-    Pegasystems Inc.                                   20,300           637
     Penn Engineering &
        Manufacturing Corp.                             31,100           610
     Penn Engineering &
     Manufacturing Corp. Class A                         8,300           156
     Penncorp Financial Group Inc.                      26,700         1,028
     Pennfed Financial Services, Inc.                   27,600           752
     Pennsylvania Enterprises Inc.                      26,500           677
     Pentair, Inc.                                      32,008         1,052
     PENWEST, Ltd.                                      30,309           998
     Peoples Bank                                        1,007            30
     Peoples Bank of Bridgeport                         52,950         1,377
-    People's Choice TV Corp.                           40,500            58
     Peoples Heritage Financial
        Group Inc.                                      37,559         1,418
     People's Savings Financial Corp.                   16,100           605
-    PeopleSoft Inc.                                   100,100         5,274
-    Perini Corp.                                       38,400           283
     Perpetual Midwest Financial, Inc.                   2,300            45
-    Perrigo Co.                                        98,600         1,239
-    Personnel Group of America, Inc.                   32,598           939
-    Petco Animal Supplies, Inc.                         9,630           289
     Petroleum Heat & Power Co.                         96,500           262
     Petrolite Corp.                                    21,100         1,306
-    PETsMART, Inc.                                    100,800         1,156
-    Phamis, Inc.                                       33,400           825
-    Pharmaceutical Product
        Development, Inc.                               45,083           981
-    Pharmaceutical Resources, Inc.                    113,688           313
     Phillips-Van Heusen Corp.                          53,093           796
-    Phoenix International Ltd., Inc.                   25,800           581
-    Phonetel Technologies, Inc.                         4,000            12
-    Photronics Labs Inc.                               28,698         1,363
-    PhyCor, Inc.                                       55,725         1,917
-    Physician Corp. of America                        112,800           717
-    Physician Reliance Network, Inc.                  121,500         1,128
-    Physician Sales & Service, Inc.                    54,700         1,041
-    PictureTel Corp.                                   60,400           575
     Piedmont Natural Gas, Inc.                         25,614           658
     Pier 1 Imports Inc.                                56,835         1,506
-    Piercing Pagoda, Inc.                              22,500           563
     Pilgrim's Pride Corp.                              73,500           868
-    Pinnacle Systems, Inc.                             43,100           735
     Pinnacle West Capital Corp.                        80,500         2,420





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Pioneer Group Inc.                                 41,600     $     959
     Pioneer Standard Electronics Inc.                  59,325           805
-    Pittencrieff Communications, Inc.                 129,800           702
     Pittston Brink's Group                             38,800         1,164
     Pittston Burlington Group                          42,800         1,204
     Pittway Corp. Class A                              19,216           956
-    Pixar, Inc.                                        63,800         1,001
-    PJ America Inc.                                    29,000           491
-    Planet Hollywood International,
        Inc. Class A                                    85,700         1,966
-    PLATINUM technology, Inc.                          55,100           737
-    Players International, Inc.                       120,400           354
-    Playboy Enterprises Inc. Class A                   22,850           263
-    Playboy Enterprises Inc. Class B                   33,750           390
     Plenum Publishing Corp.                            15,600           590
-    Plexus Corp.                                       26,250         1,468
     Ply-Gem Industries, Inc.                           53,500           970
     Pogo Producing Co.                                 29,700         1,149
     Polaris Industries, Inc.                           40,950         1,333
-    Policy Management Systems Corp.                    25,864         1,216
-    Polo Ralph Lauren Corp.                            10,000           274
-    Polymer Group, Inc.                                15,000           242
-    Pool Energy Service Co.                            52,367           954
     Pope & Talbot, Inc.                                42,700           702
     Popular Inc.                                       59,844         2,405
     Portland General Electric Co.                      46,400         1,842
     Post Properties, Inc. REIT                         21,000           852
     Potomac Electric Power Co.                        109,200         2,525
     Precision Castparts Corp.                          24,400         1,455
-    Precision Response Corp.                           40,800           663
-    Precision Systems, Inc.                           109,300           335
     Premark International, Inc.                        58,423         1,563
-    Premenos Technology Corp.                          75,750           653
     Premier Farnell PLC ADR                            28,800           454
     Premier Farnell PLC $1.35 Cvt.
        Pfd. ADR                                        23,203           519
-    Premisys Communications, Inc.                      67,800         1,072
-    Premiere Technologies, Inc.                        41,300         1,076
-    President Casinos                                 157,282            84
     Presidential Life Corp.                            66,800         1,296
-    Presstek, Inc                                      13,500         1,169
     Price Enterprises, Inc.                            45,800           876
     T. Rowe Price                                      52,600         2,719
-    Primadonna Resorts, Inc.                           47,538           920
     Prime Retail, Inc. REIT                            48,700           656
-    Prime Service, Inc.                                44,900         1,434
     Primex Technologies, Inc.                          26,010           564
-    Primark Corp.                                      18,631           496
     Prime Bancorp Inc.                                 21,582           531
-    Prime Hospitality Corp.                            63,000         1,244
     Pride International Inc.                           43,000         1,031
-    Procom Technology, Inc.                            48,600           519
-    Proffitt's, Inc.                                   23,100         1,012
     Progressive Bank, Inc.                             18,100           557
     Progressive Corp. of Ohio                          65,806         5,725
-    ProNet, Inc.                                       69,000           272
-    Promus Hotel Corp.                                 46,550         1,804
     Protective Life Corp.                              28,100         1,412
-    Protein Design Labs                                31,600           893
     Provident Bankshares Corp.                         19,793           820
     Provident Cos., Inc.                               70,543         3,774
     Provident Financial Group                          35,625         1,523
     Psychemedics, Inc.                                 86,456           654
-    PSINet, Inc.                                       95,700           724
     Public Service Co. of Colorado                     59,200         2,457
     Public Service Co. of New Mexico                   33,220           594
     Public Storage, Inc. REIT                          84,500         2,472
     Puerto Rican Cement Co., Inc.                      20,300           661
     Puget Sound Energy Inc.                            92,141         2,442
     Pulitzer Publishing Co.                            19,233         1,019
-    Pure Atria Software Corp.                          53,003           752
-    Purus, Inc.                                         5,100            12
-    QMS, Inc.                                          82,100           216
-    QLogic Corp.                                       36,400           919
     Quaker State Corp.                                 63,400           967
-    QUALCOMM, Inc.                                     61,800         3,146
-    Quality Food Centers Inc.                          25,654           975
     Quanex Corp.                                       29,700           911
-    Quarterdeck Corp.                                 123,000           317
-    Quantum Corp.                                     116,600         2,372
     Queens County Bancorp, Inc.                        27,999         1,288
     Questar Corp.                                      36,015         1,454
     Quick & Reilly Group, Inc.                         53,975         1,255
-    QuickResponse Services, Inc.                       22,600           811
-    Quintiles Transnational Corp.                      29,900         2,080
-    Quorum Health Group, Inc.                          44,600         1,589
     RCSB Financial Corp.                               28,100         1,344
     RFS Hotel Investors, Inc. REIT                     46,700           841
     R.L.I. Corp.                                       28,400         1,035
     RJR Nabisco Holdings Corp.                        251,742         8,307
-    RPC Inc.                                           53,800           794
     RPM Inc. (Ohio)                                    66,564         1,231
-    Rainbow Technologies, Inc.                         34,000           629
-    Ralcorp Holdings                                   67,700           999
     Raritan Bancorp, Inc.                               1,300            39
     Rational Software Corp.                            44,000           738
     Raymond James Financial, Inc.                      45,775         1,253
     Rayonier Inc.                                      25,500         1,073
-    Read-Rite Corp.                                    43,869           914
     Reader's Digest Assn., Inc. Class A                96,600         2,771
     Reader's Digest Assn., Inc. Class B                   400            11
-    Reading & Bates Corp.                              72,125         1,929
     Reckson Associates Realty
        Corp. REIT                                      53,000         1,219
-    Reddi Brake Supply Corp.                          126,400             2
     Regal-Beloit Corp.                                 39,500         1,034
-    Regal Cinemas, Inc.                                28,300           932
     Regis Corp.                                        22,540           528
     Regions Financial Corp.                           121,854         3,861
     Reinsurance Group of
        America, Inc.                                   23,100         1,328
     Reliance Bancorp, Inc.                             27,200           802
     Reliance Group Holdings                           101,214         1,202
     Reliastar Financial Corp.                          37,362         2,732
-    Remedy Corp.                                       33,000         1,315
-    Renal Treatment Centers, Inc.                      19,200           516
-    Rentrak Corp.                                      66,500           268
     Republic Bancorp, Inc.                             45,080           648
-    Republic Bank/Clearwater Fla.                      31,600           541
-    Republic Industries, Inc.                         327,358         8,051
-    Research Frontiers, Inc.                           80,300           497
-    Response Oncology, Inc.                            63,000           445





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
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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
-    Retix                                             103,391     $     504
-    Revlon, Inc.                                       18,400           953
-    Rexall Sundown, Inc.                               42,997         1,680
-    Rexel Inc.                                         49,244           911
     Reynolds & Reynolds Class A                        74,300         1,170
     Rhone-Poulenc Rorer, Inc.                         127,554        11,591
     Richfood Holdings, Inc.                            41,200         1,071
     Riggs National Corp.                               53,000         1,083
-    Right Management Consultants                       50,600           576
     Roadway Express Inc.                               10,000           231
-    Robert Half International, Inc.                    55,600         2,617
-    Roberts Pharmaceuticals                            61,700           690
     Rochester Gas and Electric Corp.                   31,148           656
     Rock-Tenn Co.                                      51,950           912
-    Rodman and Renshaw Capital
        Group, Inc.                                      2,239             1
-    Rogers Corp.                                       24,500           864
-    Rohr, Inc.                                         33,700           739
     Rollins, Inc.                                      31,600           636
     Rollins Truck Leasing                              66,375           987
     Roosevelt Financial Group                          55,200         1,228
     Roper Industries Inc.                              23,900         1,240
     Ross Stores, Inc.                                  42,988         1,404
-    Rotech Medical Corp.                               50,400         1,013
-    The Rottlund Co.                                   50,300           245
     Rouse Co.                                          62,500         1,844
-    Royal Appliance
        Manufacturing Co.                               63,100           540
     Royal Caribbean Cruises, Ltd.                      59,700         2,086
-    Ruby Tuesday, Inc.                                 39,762           892
     Ruddick Corp.                                      63,000         1,040
-    Rush Enterprises, Inc.                             36,400           228
     Russ Berrie, Inc.                                  39,100           858
-    Ryan's Family Steak Houses, Inc.                   90,100           769
     Rykoff-Sexton, Inc.                                49,931         1,164
     Ryland Group, Inc.                                 47,100           665
     SC Bancorp                                         44,500           606
-    SCI Systems, Inc.                                  27,742         1,769
-    SLH Corp.                                           4,100           305
     SJW Corp.                                          10,100           530
-    SPS Transaction Services                           50,200           929
-    SPSS, Inc.                                         24,900           731
     SPX Corp.                                          16,191         1,049
-    SOS Staffing Services, Inc.                        45,800           721
-    S3, Inc.                                           61,400           673
-    Safeguard Health Enterprises, Inc.                 33,565           361
-    Safeguard Scientifics, Inc.                        32,400         1,031
-    Safety First Inc.                                  26,900           153
-    Safeway, Inc.                                     221,813        10,231
     St. Francis Capital Corp.                          19,200           727
     St. Joe Corp.                                      28,599         2,395
     St. John Knits, Inc.                               12,900           697
     St. Paul Bancorp, Inc.                             40,437         1,345
-    Saks Holdings, Inc.                                61,600         1,540
-    Salant Corp.                                       99,500           299
-    Samsonite Corp.                                    19,100           844
-    Sanchez Computer
        Associates, Inc.                                72,250           664
     Sanderson Farms, Inc.                              43,450           750
-    Sanmina Corp.                                      14,200           889
     Santa Fe International Corp.                        6,000           204
-    Santa Monica Bank                                  11,600           245
     Saul Centers, Inc. REIT                            39,300           678
     Savannah Foods & Industries, Inc.                  56,400           991
     Sbarro, Inc.                                       29,991           832
     SCANA Corp.                                        99,000         2,456
-    Henry Schein, Inc.                                 25,900           801
-    R. P. Scherer Corp.                                20,026         1,034
-    Scholastic Corp.                                   23,000           804
     A. Schulman Inc.                                   32,562           805
     Schult Home Corp.                                  32,040           509
     Schweitzer-Mauduit
        International, Inc.                             26,000           975
-    Scios, Inc.                                       111,868           699
     Scope Industries                                    7,000           377
     E.W. Scripps Co.                                   73,269         3,050
-    SEACOR SMIT Inc.                                   11,400           596
     Seafield Capital Corp.                             18,400           653
-    Seagull Energy Corp.                               54,300           950
-    Sealed Air Corp.                                   40,000         1,900
-    SeaMED Corp.                                       30,600           622
-    Secure Computing Corp.                             74,400           446
     Security Capital Corp.                             14,100         1,333
     Security Capital Atlantic Inc.                     37,800           905
     Security Capital Industrial
     Trust REIT                                         86,684         1,864
     Security Capital Pacific Inc. REIT                 71,397         1,633
-    Security Dynamics
        Technologies, Inc.                              30,900         1,138
-    Security First Network Bank                        49,488           337
     Selective Insurance Group                          23,600         1,143
     Sensormatic Electronics Corp.                      64,461           830
-    Sequa Corp. Class A                                19,100         1,077
-    Sequent Computer Systems, Inc.                     64,400         1,358
-    Service Merchandise Co., Inc.                     146,787           440
     Shaw Industries, Inc.                             121,000         1,286
     Shelby Williams Industries, Inc.                   32,200           439
-    Shiva Corp.                                        61,700           646
-    ShoLodge, Inc.                                     39,333           585
-    Shoney's Inc.                                     126,200           749
     Shopko Stores, Inc.                                52,455         1,338
-    Shorewood Packaging                                38,700           883
-    ShowBiz Pizza Time, Inc.                           37,775           999
     Showboat, Inc.                                     37,616           656
     Shurgard Storage Centers, Inc.
        Class A REIT                                    21,400           599
-    Siebel Systems, Inc.                               29,200           944
-    Sierra Health Services                             32,869         1,027
     Sierra Pacific Resources                           27,700           886
     SIG Corp.                                          31,281           794
     Signet Banking Corp.                               54,452         1,960
-    Silicon Valley Group, Inc.                         48,900         1,287
     Simmons First National                              9,000           269
     Simon DeBartolo Group, Inc. REIT                   90,112         2,884
-    Simula, Inc.                                       24,300           483
-    SITEL Corp.                                        51,800         1,068
-    Sizzler International                             130,650           384
     Skyline Corp.                                      25,400           625
     A.O. Smith Corp.                                   31,400         1,117
-    Smith International, Inc.                          37,400         2,272
     Charles E. Smith Residential
        Realty, Inc. REIT                               29,400           849

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
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Smithfield Foods, Inc.                             26,100         1,607
-    Smith's Food & Drug Centers, Inc.
        Class B                                         15,630     $     838
     J.M. Smucker Co. Class A                           49,100         1,068
     J.M. Smucker Co. Class B                            1,200            26
-    Snyder Communications, Inc.                        29,000           781
-    Software Spectrum, Inc.                            28,500           372
-    Software Publishing Corp. Hld.                     23,977            51
-    Sofamor Danek Group Inc.                           32,600         1,491
-    Sola International, Inc.                           30,600         1,025
-    Solectron Corp.                                    52,000         3,643
-    Solv-Ex Corp.                                      92,834           313
     Sonoco Products                                    81,485         2,480
     Sotheby's Holdings Class A                         49,400           834
     South Jersey Industries, Inc.                      27,084           603
     Southdown, Inc.                                    31,100         1,357
     Southern New England
     Telecommunications Corp.                           61,000         2,371
-    Southern Union Co.                                 34,960           800
-    Southland Corp.                                   353,200         1,187
     SouthTrust Corp.                                   91,150         3,777
     Southwest Gas Corp.                                38,200           759
     Southwestern Energy Co.                            56,000           728
     Southwestern Public Service Co.                    37,700         1,482
     Sovereign Bancorp, Inc.                            90,443         1,382
     Sovran Self Storage, Inc. REIT                     27,600           807
-    Spacetec IMC Corp.                                 57,600           191
-    Spaghetti Warehouse, Inc.                          26,300           158
     Spartan Motors, Inc.                               69,100           531
-    Spec's Music Inc.                                  43,366            37
-    Spectrian Corp.                                    49,400         1,820
-    Speedway Motorsports, Inc.                         34,300           746
-    Spelling Entertainment                            133,200           916
-    Spiegel, Inc. Class A                              87,200           589
     Spieker Properties, Inc. REIT                      38,600         1,358
-    The Sports Authority, Inc.                         51,500         1,001
-    Spyglass, Inc.                                     66,000           543
-    Stac, Inc.                                        138,900           504
-    Stage Stores, Inc.                                 40,400         1,054
     Standard Financial, Inc.                           45,200         1,116
     Standard Products Co.                              34,450           870
     The Standard Register Co.                          37,487         1,148
     Standex International Corp.                        29,900           897
     Stanhome, Inc.                                     26,800           881
-    Staples, Inc.                                     147,761         3,426
     Star Banc Corp.                                    79,512         3,359
-    Starbucks Corp.                                    71,600         2,795
     L. S. Starrett Co. Class A                         22,000           701
     L. S. Starrett Co. Class B                            400            13
-    Starter Corp.                                      63,000           283
     Starwood Lodging Trust REIT                        41,750         1,782
     State Street Corp.                                148,216         6,855
-    Station Casinos, Inc.                              80,500           674
-    Steel Dynamics, Inc.                               41,300         1,040
-    STERIS Corp.                                       35,808         1,334
-    Sterling Commerce, Inc.                            82,262         2,704
-    Sterling Software, Inc.                            32,437         1,014
     Stewart & Stevenson
        Services, Inc.                                  42,082         1,097
     Stewart Enterprises, Inc. Class A                  35,400         1,482
     Stewart Information Services Corp.                 28,700           592
     Stone & Webster, Inc.                              24,400         1,042
     Storage USA, Inc. REIT                             23,600           903
-    Storage Technology Corp.                           55,491         2,469
-    Strategic Distribution, Inc.                      119,600           456
-    Stratus Computer, Inc.                             32,900         1,645
     Strawbridge & Clothier Class A                     22,564           367
-    StreamLogic Corp.                                  69,100             4
-    Strouds, Inc.                                      69,100           123
-    Structural Dynamics
        Research Corp.                                  50,100         1,317
     Stryker Corp.                                      90,300         3,163
     Student Loan Marketing Assn.                       54,003         6,858
     Student Loan Corp.                                 30,900         1,311
-    Submicron Systems Corp.                           110,140           320
     Suffolk Bancorp                                    12,500           372
-    Suiza Foods Corp.                                  30,100         1,234
     Summit Bancorp                                     91,329         4,578
     Summit Properties, Inc. REIT                       43,400           895
-    Summit Technology, Inc.                            97,950           652
     Sun Communities, Inc. REIT                         28,900           970
-    Sun Healthcare Group, Inc.                         70,800         1,474
     SunAmerica Inc.                                   111,200         5,421
     Sunbeam Corp.                                      75,800         2,861
     Sundstrand Corp.                                   55,000         2,970
-    SunGard Data Systems, Inc.                         37,200         1,730
-    Sunglass Hut International, Inc.                   48,774           309
-    Sunrise Medical, Inc.                              51,900           785
-    Superior Consultant Holdings Corp.                 30,900         1,139
     Superior Industries
        International, Inc.                             47,019         1,246
-    Swift Energy Co.                                   33,490           800
-    Swift Transportation Co., Inc.                     35,700         1,062
-    Sybase, Inc.                                       69,440         1,029
-    Sybron International Corp.                         41,500         1,655
-    Sykes Enterprises, Inc.                            33,450           866
-    Sylvan Learning Systems, Inc.                      37,200         1,262
-    Symantec Corp.                                     76,212         1,489
     Symbol Technologies, Inc.                          32,850         1,105
-    Synetic, Inc.                                      15,000           553
-    Synopsys, Inc.                                     55,172         2,036
     Synovus Financial Corp.                           163,675         4,511
-    System Software Associates, Inc.                   85,450           649
-    TBC Corp.                                          81,775           695
     TCA Cable Television, Inc.                         34,900         1,311
     TCBY Enterprises, Inc.                             94,800           598
     TCF Financial Corp.                                32,100         1,585
-    TCI Satellite Entertainment, Inc.
        Class A                                        108,177           855
-    TCSI Corp.                                         99,529           516
     TECO Energy, Inc.                                 106,300         2,717
     TF Financial Corp.                                 29,900           579
     TIG Holdings, Inc.                                 51,000         1,594
     TJ International, Inc.                             36,800           867
     TNP Enterprises, Inc.                              20,500           475
     TR Financial Corp.                                 42,800         1,081
-    Talbert Medical
        Management Holdings                              1,488            68
     Talbots Inc.                                       28,900           983
-    Talley Industries, Inc.                            57,300           516
     Tambrands, Inc.                                    32,377         1,615
-    Tanknology Environmental, Inc.                      1,900             4

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
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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
     Taubman Co. REIT                                   83,400     $   1,105
-    Tech Data Corp.                                    36,878         1,158
-    Technical Communications Corp.                     14,000           126
-    Technology Solutions Co.                           33,021         1,302
     Tecumseh Products Co. Class A                      10,900           653
     Tecumseh Products Co. Class B                      11,900           668
-    Tejas Gas Corp.                                    23,262           913
     Tejon Ranch Co.                                    38,500           732
-    Tekelec                                            38,400         1,356
-    Tel-Save Holdings, Inc.                            49,000           744
-    Telcom Semiconductor, Inc.                         96,600           737
-    Tele-Communications
        International, Inc. Series A                   109,100         1,671
     Teleflex Inc.                                      30,400           950
     Telephone & Data Systems, Inc.                     55,928         2,122
-    Telescan, Inc.                                     76,300           389
     Telxon Corp.                                       44,500           798
-    Telular Corp.                                     121,300           421
-    Teletech Holdings Inc.                             47,700         1,251
-    Teradyne, Inc.                                     77,089         3,026
     Terra Industries, Inc.                             70,242           817
-    Tesoro Petroleum Corp.                             63,600           942
     Texas Industries, Inc.                             35,514           943
-    Thermedics Detection Inc.                          27,410           329
-    Thermedics, Inc.                                   31,400           493
-    Thermo Cardiosystems Inc.                          37,550           976
-    Thermo Fibertek, Inc.                             101,000         1,035
-    Thermo Instrument Systems, Inc.                    91,487         2,802
-    Thermo VolTek                                      62,600           438
-    ThermoLase Corp.                                   51,800           728
-    Thermotrex Corp.                                   39,600           988
     Thiokol Corp.                                      23,300         1,631
-    3Com Corp.                                          2,975           134
-    360 Communications Co.                            111,745         1,914
     Tidewater, Inc.                                    54,900         2,416
     Tiffany & Co.                                      32,432         1,498
     Times Mirror Co.                                   20,815           645
-    Titanium Metals Corp.                              27,400           866
-    Todd Shipyards Corp.                               73,100           302
-    Toll Brothers, Inc.                                53,300           979
     Tootsie Roll Industries, Inc.                      22,074           982
-    The Topps Co., Inc.                               125,040           528
     The Toro Co.                                       22,900           867
     Tosco Corp.                                       143,374         4,292
     Total Petroleum
        (North America) Ltd.                            78,500           775
-    Total Renal Care Holdings, Inc.                    22,200           892
-    Tower Automotive, Inc.                             21,300           916
     Total System Services, Inc.                       118,976         2,893
     Town & Country Trust REIT                          45,800           704
-    Trans World Airlines                               32,303           283
-    Transaction Systems
        Architects, Inc.                                31,300         1,078
     Transatlantic Holdings                             21,000         2,084
-    TransMontaigne Oil Co.                             27,300           543
     Transocean Offshore, Inc.                          47,400         3,442
     TransPro Inc.                                      49,110           427
     TransTechnology Corp.                              28,800           655
-    TransTexas Gas Corp.                               96,600         1,515
-    Transworld Healthcare Inc.                         52,000           530
     Travelers Property Casualty Corp.                  64,600         2,576
-    Tremont Corp.                                      23,309         1,023
-    Triarc Cos., Inc. Class A                          52,400         1,068
-    Trico Marine Services, Inc.                        41,000           896
-    Trigon Healthcare, Inc.                            37,700           914
     TriMas Corp.                                       35,600         1,001
-    Trimble Navigation Ltd.                            37,900           675
-    Trimedyne, Inc.                                    60,000           181
     Trinity Industries, Inc.                           38,100         1,210
     True North Communications                          44,600         1,104
-    Truevision Inc.                                    77,400           198
     The Trust Co. of New Jersey                        46,900           900
     Trustco Bank                                       40,752           869
     Trustmark Corp.                                    31,300           888
-    Tucson Electric Power Co.                          44,100           639
-    Tuesday Morning, Inc.                              42,153           840
-    Tultex Corp.                                       94,000           576
-    20th Century Industries of CA                      44,800           941
-    Tyler Corp.                                         6,000            12
     Tyson Foods, Inc.                                 201,510         3,841
-    UAL Corp.                                          54,000         3,864
-    UCAR International, Inc.                           42,900         1,963
     UGI Corp. Holding Co.                              29,046           643
-    UICI                                               38,300         1,127
     UMB Financial Corp.                                18,917           818
-    USA Waste Service                                 139,644         5,394
     UST Corp.                                          38,500           860
-    UNC, Inc.                                          62,700           917
-    URS Corp.                                          67,558           887
-    USG Corp.                                          42,600         1,555
-    Ultrafem, Inc.                                     38,633           532
-    Ultralife Batteries, Inc.                          53,100           614
     Ultramar Diamond Shamrock Corp.                    68,484         2,234
-    Ultratech Stepper, Inc.                            40,500           925
     Unifi, Inc.                                        57,025         2,131
-    Unify Corp.                                        34,200            80
-    Union Corp.                                        25,500           669
     Union Planters Corp.                               57,954         3,006
     Union Texas Petroleum
        Holdings, Inc.                                  74,900         1,568
     UnionBanCal Corp.                                  50,394         3,638
-    Uniphase Corp.                                     24,600         1,427
-    Unique Mobility, Inc.                              93,300           618
     Unisource Worldwide, Inc.                          59,200           947
     United Asset Management Corp.                      61,500         1,741
     United Carolina Bancshare Corp.                    32,050         1,657
     United Cos. Finance Corp.                          47,809         1,351
     United Dominion Industries Ltd.                    38,485           945
     United Dominion Realty Trust REIT                  75,100         1,065
     United Guardian, Inc.                              31,800           135
     United Illuminating Co.                            19,200           593
-    United International Holdings, Inc.
        Class A                                         67,600           697
-    United Meridian Corp.                              29,400           882
     United National Bancorp                            13,044           522
-    U.S. Bioscience                                    64,355           619
-    U.S. Cellular Corp.                                77,950         2,309
-    U.S. Energy Corp.                                  56,870           480
-    U.S. Filter Corp.                                  64,183         1,749
-    U.S. Long Distance Corp.                           63,636         1,094
-    U.S. Industries, Inc.                              45,800         1,632
-    U.S. Office Products Co.                           52,600         1,603

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
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    U.S. Rentals, Inc.                                 11,800     $     299
-    U.S. Satellite Broadcasting Co.,
        Inc. Class A                                    74,600           620
     U.S. Trust Corp.                                   26,300         1,228
-    United Stationers, Inc.                            28,044           680
     United Television, Inc.                            14,800         1,449
-    United Waste Systems, Inc.                         38,600         1,580
     United Water Resources, Inc.                       50,044           970
     UNITILI Corp.                                      26,100           532
     Unitrin, Inc.                                      33,770         2,071
     Universal Corp.                                    31,100           987
     Universal Foods Corp.                              21,162           807
     Universal Health Realty Income                     33,000           625
-    Universal Health Services Class B                  36,700         1,413
-    Universal Stainless & Alloy
        Products, Inc.                                  28,500           372
-    Univision Communications Inc.                      38,200         1,495
-    Uranium Resources, Inc.                            79,968           465
-    UROHEALTH Systems, Inc.
        Class A                                         70,984           426
     US Bancorp, Inc.                                   15,600           845
-    US Physical Therapy, Inc.                          27,400           265
-    USDATA Corp., Inc.                                 72,250           262
     USFreightways Corp.                                32,800           847
     UtiliCorp United, Inc.                             50,486         1,470
-    VLSI Technology, Inc.                              59,600         1,406
-    Vaalco Energy, Inc.                                 2,400             2
-    Vail Resorts Inc.                                  52,000         1,316
-    Valassis Communications, Inc.                      58,800         1,411
     Valhi, Inc.                                       104,500           849
     Valero Energy Corp.                                44,000         1,595
     Valley National Bancorp                            41,774         1,133
-    ValuJet Inc.                                       43,200           300
     Valspar Corp.                                      40,000         1,185
-    Value City Department Stores, Inc.                 82,800           673
-    Value Health, Inc.                                 47,702           966
-    Vanguard Cellular Systems, Inc.
        Class A                                         77,537         1,071
-    Vanstar Corp.                                      89,400         1,263
-    Vantive Corp.                                      38,400         1,090
-    Varco International, Inc.                          47,028         1,517
     Varian Associates, Inc.                            28,200         1,530
     Vastar Resources, Inc.                             89,500         3,138
-    Vectra Tech Inc.                                   25,800            15
-    Vencor, Inc.                                       64,865         2,741
-    Veritas Software Corp.                             24,650         1,236
     Versa Technology, Inc.                             32,300           493
-    Vertex Communications Corp.                        28,500           746
-    Vertex Pharmaceuticals, Inc.                       21,500           820
     Vesta Insurance Group, Inc.                        27,900         1,207
     Viad Corp.                                         87,200         1,679
-    VIASOFT, Inc.                                      25,952         1,320
-    Vicor Corp.                                        60,781         1,352
-    Vicorp Restaurants, Inc.                           38,839           473
-    Viisage Technology, Inc.                            1,000            18
-    Viking Office Products                             73,200         1,386
-    VideoLan Technologies, Inc.                        56,800            39
-    Vincam Group, Inc.                                 22,100           838
     Vintage Petroleum, Inc.                            21,400           658
     Virco Manufacturing Corp.                          42,400         1,097
     Virginia Beach Federal
        Financial Corp.                                 44,050           584
-    VitalCom Inc.                                      42,200           211
-    Vishay Intertechnology, Inc.                       57,156         1,654
-    Vistana, Inc.                                      35,825           545
     Vital Signs, Inc.                                  34,264           589
-    Vitesse Semiconductor Corp.                        30,850         1,007
-    Vivus, Inc.                                        29,200           701
-    VMARK Software, Inc.                               61,000           480
     Vornado Realty Trust REIT                          24,898         1,796
     Vulcan International Corp.                          5,900           220
     Vulcan Materials Co.                               31,610         2,481
-    WFS Financial, Inc.                                59,060           967
-    WHG Resorts & Casino Inc.                          10,050           109
-    WHX Corp.                                          45,264           345
-    WMS Industries, Inc.                               45,100         1,130
     WPL Holdings, Inc.                                 25,600           715
     WPS Resources Corp.                                19,100           511
-    WSFS Financial Corp.                               52,900           734
-    Waban, Inc.                                        37,100         1,194
     Wabash National Corp.                              28,400           792
     Wackenhut Corp.                                    21,600           518
     Wackenhut Corp. Class B                            15,862           316
-    Wainoco Oil Corp.                                 118,500           504
     Walden Residential Properties,
        Inc. REIT                                       36,000           922
-    Wall Data Inc.                                     36,200           957
     Wallace Computer Services, Inc.                    38,600         1,160
-    Wang Laboratories, Inc.                            29,300           625
     Warnaco Group                                      45,747         1,458
     Warren Bancorp, Inc.                                7,300           129
     Washington Federal Inc.                            40,908         1,050
     Washington Gas Light Corp.                         39,402           990
     Washington Mutual, Inc.                           117,323         7,014
     Washington National Corp.                          28,807           821
     Washington Post Co. Class B                        10,300         4,099
     Washington REIT                                    55,800           990
     Washington Water Power Co.                         46,400           911
-    Waters Corp.                                       24,200           868
-    Watson Pharmaceuticals, Inc.                       40,402         1,704
     Watts Industries Class A                           45,100         1,082
     Wausau Paper Mills Co.                             54,100         1,028
-    Wave Technologies International                    40,800           291
-    WavePhore, Inc.                                    83,400           696
-    Weatherford Enterra Inc.                           49,060         1,889
     Del Webb Corp.                                     42,600           692
     Webster Financial Corp.                            32,196         1,461
     Weingarten Realty Investors REIT                   24,600         1,039
     Weis Markets, Inc.                                 36,500         1,054
     Wellman, Inc.                                      43,555           757
-    Wellpoint Health Networks Inc.
        Class A                                         64,801         2,973
     Werner Enterprises, Inc.                           53,100         1,035
     Wesco Financial Corp.                               6,558         2,133
     West Co., Inc.                                     30,300           867
-    West TeleServices Corp.                            52,800           780
     WestAmerica Bancorporation                         11,932           904
     WesterFed Financial Corp.                           3,553            72
-    Western Beef                                       37,160           374
-    Western Digital Corp.                              79,400         2,511

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                                                                      MARKET
                                                                      VALUE*
EXTENDED MARKET PORTFOLIO                               SHARES         (000)
-----------------------------------------------------------------------------
     Western Gas Resources, Inc.                        57,800     $   1,127
     Western National Corp.                             58,200         1,560
     Western Resources, Inc.                            60,386         1,959
-    Western Wireless Corp.                             47,200           751
-    Westmark Group Holdings, Inc.                       4,000             2
-    Roy F. Weston, Inc.                                64,600           180
-    Westpoint Stevens, Inc.                            27,057         1,057
-    Westwood One, Inc.                                 48,200         1,551
-    WetSeal, Inc. Class A                              31,600           996
     Wheelabrator Technologies, Inc.                   146,206         2,257
-    White River                                        13,842           976
     Whitney Holdings                                   14,900           632
-    Whittaker Corp.                                    49,900           555
     John Wiley & Sons Class A                          29,600         1,003
-    Clayton Williams Energy, Inc.                      50,000           575
-    Williams Sonoma, Inc.                              30,900         1,323
     Wilmington Trust Corp.                             32,000         1,466
-    Wind River Systems                                 35,061         1,348
     Windmere-Durable Holdings Inc.                     45,798           750
-    Wisconsin Central
        Transportation Corp.                            44,900         1,671
     Wisconsin Energy Corp.                            105,161         2,616
     Wiser Oil Co.                                      38,400           708
     Witco Chemical Corp.                               50,400         1,912
     Wolverine World Wide, Inc.                         51,904         1,577
-    Wonderware Corp.                                   58,400           829
-    World Acceptance Corp.                             97,600           628
-    World Color Press, Inc.                            48,200         1,145
-    World Corp.                                        49,900           128
     World Fuel Services Corp.                          30,509           667
-    Worldtex Inc.                                      83,744           670
     Wyle Electronics                                   23,600           932
-    Wyman-Gordon Corp.                                 52,900         1,432
-    Xilinx, Inc.                                       67,800         3,324
-    Xoma Corp.                                        124,244           594
     XTRA Corp.                                         14,900           655
-    Xylan Corp.                                        35,000           596
-    Yahoo!, Inc.                                       33,700         1,186
     Yankee Energy Systems                              20,977           514
     Yardville National Bancorp                          4,200           107
-    Yellow Corp.                                       35,800           799
     York International Corp.                           38,500         1,771
-    Zebra Technologies Class A                         39,200         1,100
-    Zenith Electronics Corp.                           97,173         1,148
     Zenith National Insurance Corp.                    35,160           949
-    Zilog Inc.                                         38,600           733
     Zions Bancorp                                      53,312         2,003
     Zurich Reinsurance Centre
        Holdings, Inc.                                  24,300           960
     Zurn Industries, Inc.                              28,300           814
-    Zycad Corp.                                        97,488            58
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (96.1%)(1)
     (COST $1,732,329)                                             2,447,558
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.9%)
-----------------------------------------------------------------------------
U.S. TREASURY BILLS
 (2)    5.21%, 7/24/97                                $  1,800         1,794
 (2)    5.27%, 8/7/97                                      300           298

REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                      98,736        98,736
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $100,828)                                                 100,828
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
     (COST $1,833,157)                                             2,548,386
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
-----------------------------------------------------------------------------
 Other Assets--Notes B and E                                         179,850
 Liabilities--Note E                                                (180,570)
                                                                  -----------
                                                                        (720)
-----------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------
 Applicable to 88,348,891 outstanding
     shares of beneficial interest
     (unlimited authorization)                                    $2,547,666
=============================================================================

NET ASSET VALUE PER SHARE                                             $28.84
=============================================================================

 *   See Note A in Notes to Financial Statements.
 -   Non-Income Producing Security.
 (1) The combined market value of common stocks, New York Stock Exchange Composite Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 100.1% of net assets.
 (2) Securities with an aggregate value of $2,092,000 have been segregated as initial margin for open futures contracts.
 ADR--American Depository Receipt.
 REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------
                                                        AMOUNT           PER
                                                         (000)         SHARE
-----------------------------------------------------------------------------
 Paid in Capital                                    $1,750,639        $19.81
 Undistributed Net
     Investment Income                                  14,412           .16
 Accumulated Net
     Realized Gains                                     65,070           .74
 Unrealized Appreciation--Note D
     Investment Securities                             715,229          8.10
     Futures Contracts                                   2,316           .03
-----------------------------------------------------------------------------
 NET ASSETS                                         $2,547,666        $28.84
=============================================================================





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
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
 COMMON STOCKS
-----------------------------------------------------------------------------
     AAR Corp.                                          17,700     $     572
-    ABC Rail Products Corp.                            10,100           175
-    ABR Information Services, Inc.                     24,100           697
-    ACC Corp.                                          14,550           450
-    ADC Telecommunications, Inc.                       65,900         2,203
-    AER Energy Resources, Inc.                         62,100           163
     AFLAC, Inc.                                        69,746         3,295
     AGCO Corp.                                         31,400         1,128
     AGL Resources Inc.                                 27,900           575
-    AES Corp.                                          39,126         2,768
     AK Steel Corp.                                     13,500           596
-    AMBI, Inc.                                         37,900            88
-    AMR Corp.                                          45,861         4,242
-    APAC Teleservices, Inc.                            23,511           458
-    AST Research, Inc.                                 63,078           331
     ARCO Chemical Co.                                  49,092         2,335
-    APS Holding Corp.                                  35,100           309
     AT&T Corp.                                        816,317        28,622
-    APL Ltd.                                           14,500           453
     AVX Corp.                                          44,900         1,212
-    Aavid Thermal Technologies                         22,100           452
     Aames Financial Corp.                              33,450           619
-    Abacus Direct Corp.                                14,300           466
     Abbott Laboratories                               391,415        26,127
-    Acceptance Insurance Cos. Inc.                     18,300           416
-    Access Health Marketing, Inc.                      23,367           575
-    Acclaim Entertainment Inc.                         41,900           175
-    AccuStaff, Inc.                                    49,353         1,169
-    Ace Cash Express, Inc.                             24,500           306
     The Ackerley Group, Inc.                           28,800           324
-    Acme Metals, Inc.                                   1,600            27
-    ACNielson Corp.                                    28,455           558
-    Action Performance Cos., Inc.                      21,968           534
-    Acuson Corp.                                       22,012           506
-    Acxiom Corp.                                       24,678           507
     ADAC Laboratories                                  16,700           394
-    Adaptec, Inc.                                      55,300         1,922
     Adobe Systems, Inc.                                36,320         1,275
-    Adtran, Inc.                                       19,000           471
-    Advance Paradigm, Inc.                             18,700           344
-    Advanced Magnetics, Inc.                           10,000           109
-    Advanced Fibre Communications                      16,600         1,004
-    Advanced Polymer Systems                           32,400           249
-    Advanced Tissue Sciences Inc.                      39,958           517
-    Advanced Technology
        Laboratories, Inc.                              16,439           705
-    ADVO, Inc.                                         28,000           455
-    Aerial Communications Inc.                         41,900           361
     Aeroquip-Vickers Inc.                              14,533           687
-    Advanced Micro Devices, Inc.                       68,910         2,481
     Aegon NV ARS                                       19,722         1,382
     Advanta Corp. Class A                              21,550           791
     Aetna Inc.                                         76,041         7,785
     Aetna Inc. 6.25% Pfd. Series C                      4,509           420
-    Aetrium, Inc.                                      15,700           293
     Affiliated Community Bancorp                       14,250           337
-    Affiliated Computer Services, Inc.                 16,500           462
-    Aftermarket Technology Corp.                       22,900           507
-    Agouron Pharmaceuticals, Inc.                       6,800           550
     H.F. Ahmanson & Co.                                53,382         2,295
-    Aid Auto Stores, Inc.                               3,100            10
-    Air and Water Technologies Corp.
        Class A                                         35,400           106
     Air Express International Corp.                    10,900           432
     Air Products & Chemicals, Inc.                     56,376         4,580
-    Airsensors Inc.                                    11,000            90
     Airborne Freight Corp.                             14,990           628
-    Airgas, Inc.                                       33,900           672
-    AirTouch Communications, Inc.                     253,168         6,930
     AirTouch Communications, Inc.
        6.00% Cvt. Pfd.                                  4,242           121
     AirTouch Communications, Inc.
        4.25% Pfd. Series C                              2,724           131
-    Alamco Inc.                                        17,700           272
     Alamo Group, Inc.                                  19,000           395
-    Alanco Environmental
        Resources Corp.                                 12,100            10
     Albank Financial Corp.                             14,680           583
     Albemarle Corp.                                    26,715           563
     Alberto-Culver Co. Class B                         27,646           774
     Albertson's, Inc.                                 126,398         4,613
     Alex Brown, Inc.                                   11,920           842
     Alexander & Baldwin, Inc.                          22,100           578
-    Alexander's, Inc.                                   5,023           353
     Alfa Corp.                                          6,400            90
     Alico, Inc.                                         6,700           134
-    All American Semiconductor, Inc.                   37,200            37
-    Alleghany Corp.                                     3,564           775
     Allegheny Power System, Inc.                       61,800         1,649
     Allegheny Teledyne Inc.                            88,167         2,380
     Allegiance Corp.                                   27,152           740
-    Allen Telecom                                      22,600           469
     Allergan, Inc.                                     33,318         1,060
     Alliance Bancorp Inc.                              12,375           373
-    Alliance Entertainment                             82,400            23
-    Alliance Pharmaceutical Corp.                      31,002           309
-    Alliance Semiconductor Corp.                       45,100           368
-    Alliant Techsystems, Inc.                           8,600           473
     Allied Capital Commercial Corp.                    15,800           381
     Allied Capital Lending Corp.                       25,160           374
     Allied Group, Inc.                                  9,900           376
-    Allied Holdings, Inc.                              24,400           267
     Allied Products Corp.                              10,399           344
     AlliedSignal Inc.                                 142,292        11,952
-    Allied Waste Industries, Inc.                      36,900           628
     Allmerica Financial Corp.                          25,700         1,025
     Allmerica Property &
        Casualty Cos.                                   30,500           999
     Allstate Corp.                                    224,191        16,366
     ALLTEL Corp.                                       94,371         3,155
-    Allwaste, Inc.                                     58,900           559
-    Altera Corp.                                       44,120         2,229
-    Altron, Inc.                                       12,100           184
-    Alumax, Inc.                                       27,841         1,056
     Aluminum Co. of America                            87,533         6,598
-    Alyn Corp.                                         28,500           342
-    ALZA Corp.                                         42,084         1,220
-    Amax Gold, Inc.                                    82,194           503
     AMBAC, Inc.                                        17,822         1,361
     Amcast Industrial Corp.                            16,496           412
     AMCOL International Corp.                          22,800           412





                                       21
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
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Amdahl Corp.                                       62,773     $     549
     Amerada Hess Corp.                                 46,976         2,610
-    Amerco Inc.                                        14,100           427
-    America Online, Inc.                               48,500         2,698
-    America West Holdings Corp.
        Class B                                         15,800           229
     American Annuity Group Inc.                        25,817           465
     American Bankers
        Insurance Group                                 10,100           638
-    American Business
        Information, Inc.                               25,416           546
-    American Classic Voyager Co.                       26,000           275
     American Electric Power Co., Inc.                  94,542         3,971
-    American Exploration Co.                           25,000           366
     American Express Co.                              238,775        17,789
     American Financial Group, Inc.                     30,400         1,290
-    American Freightways                               17,504           274
     American General Corp.                            120,802         5,768
     American Greetings Corp. Class A                   37,508         1,390
     American Health Properties, Inc.                   22,200           558
     American Health Properties
        Psychiatric Group                                1,510            28
     American Home Products Corp.                      321,791        24,617
     American International
        Group, Inc.                                    236,614        35,344
     American List Corp.                                10,043           302
-    American Management
        Systems, Inc.                                   19,900           533
-    American Media Class A                             75,400           528
     American National Bancorp, Inc.                     2,300            45
     American National Insurance Co.                    13,200         1,165
-    American Oncology
        Resources, Inc.                                 36,300           610
-    American Power Conversion Corp.                    46,900           887
-    American Standard Cos., Inc.                       39,200         1,754
     American States Financial Corp.                    29,700         1,366
     American Stores Co.                                73,677         3,638
     American Water Works Co., Inc.                     40,100           857
-    AmeriCredit Corp.                                  27,800           584
     Ameron International Corp.                          6,600           374
-    AmeriSource Health Corp.                            8,396           419
-    Ames Department Stores, Inc.                       39,500           384
     Ameritech Corp.                                   276,819        18,806
     AmeriGas Partners, LP                              20,800           510
     Ametek, Inc.                                       16,100           378
     Amgen, Inc.                                       132,448         7,694
     AMP, Inc.                                         110,694         4,621
     Amoco Corp.                                       250,524        21,780
-    Ampal-American Israel Corp.                        52,000           312
     Ampco-Pittsburgh Corp.                             20,435           300
-    Ampex Corp. Class A                                45,600           268
     AmSouth Bancorp                                    42,781         1,618
-    Amtech Corp.                                       47,575           218
     AmVestors Financial Corp.                          18,000           337
-    Amylin Pharmaceuticals, Inc.                       34,400           471
     Anadarko Petroleum Corp.                           30,100         1,806
-    Analog Devices, Inc.                               79,705         2,117
     Anchor Bancorp Wisconsin Inc.                       8,500           419
-    Anchor Gaming                                       6,899           329
-    Andrea Radio Corp.                                 23,700           284
-    Andrew Corp.                                       46,245         1,298
     Angelica Corp.                                     18,100           317
     Anheuser-Busch Cos., Inc.                         251,940        10,566
-    Anixter International Inc.                         25,100           431
-    AnnTaylor Stores Corp.                             24,500           478
     Aon Corp.                                          81,727         4,229
     Apache Corp.                                       44,869         1,458
     Apogee Enterprises, Inc.                           26,700           572
-    Aphton Corp.                                       16,739           242
-    Apogee, Inc.                                       25,900           112
-    Apollo Group, Inc. Class A                         25,375           896
-    Apple Computer, Inc.                               61,483           874
     Apple South, Inc.                                  16,974           259
     Applebee's International, Inc.                     14,982           402
-    Applied Innovation Inc.                            36,800           145
-    Apria Healthcare                                   25,100           445
-    Applied Microsystems Corp.                         11,200            97
-    Applied Graphics
        Technologies, Inc.                              16,600           658
-    Applied Digital Access, Inc.                       31,700           248
-    Applied Magnetics Corp.                            12,300           278
-    Applied Materials, Inc.                            90,764         6,424
     Applied Power, Inc.                                14,700           759
-    Applix, Inc.                                       13,221            90
     Aptargroup Inc.                                     8,900           403
     Aquarion Co.                                       12,700           343
     Arbor Drugs, Inc.                                  27,225           547
-    Arbor Software Corp.                               13,700           484
-    Arcadia Financial Ltd.                             43,100           396
     Archer-Daniels-Midland Co.                        272,624         6,407
     Argent Bank                                         4,000            88
     Argonaut Group, Inc.                               10,881           324
-    Argosy Gaming Co.                                  68,000           221
-    Armco, Inc.                                       104,500           405
     Armstrong World Industries Inc.                    20,920         1,535
     Arnold Industries, Inc.                            26,500           454
-    Arrow Electronics, Inc.                            24,999         1,328
     Arrow Financial Corp.                              10,230           283
     Arrow International, Inc.                           4,300           126
-    Arterial Vascular Engineering, Inc.                19,900           640
-    ArthroCare Corp.                                   28,300           258
-    Artisoft, Inc.                                     28,104            67
     Arvin Industries, Inc.                              8,100           221
     ASA Holdings Inc.                                  11,900           340
     ASARCO, Inc.                                       21,302           652
-    Ascend Communications, Inc.                        60,726         2,385
-    Ascent Entertainment Group, Inc.                   11,878           110
     Ashland Coal Inc.                                  14,100           402
     Ashland Inc.                                       37,674         1,747
-    Aspect Telecommunications Corp.                    24,000           531
-    Aspen Technologies, Inc.                            8,600           323
     Associated Banc-Corp.                              11,160           439
     Associated Estates Realty
        Corp. REIT                                      18,400           432
-    Associated Group, Inc.                             13,496           536
-    Associated Group, Inc. Class B                      2,000            77
     Associates First Capital Corp.                     45,900         2,547
-    Astea International, Inc.                          35,700           104
     Astoria Financial Corp.                            10,300           489
     Astro-Med, Inc.                                    26,800           239
-    Asyst Technologies, Inc.                           10,222           447
     Atlanta Sosnoff Capital                            30,500           337





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
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Atlantic Energy, Inc.                              25,300     $     425
     Atlantic Richfield Co.                            162,370        11,447
-    Atlantic Tele-Network, Inc.                        14,200           178
-    Atlas Air, Inc.                                     9,900           342
-    Atmel Corp.                                        48,700         1,367
     Atmos Energy Corp.                                 13,250           318
-    Atrix Laboratories, Inc.                           23,789           285
-    Atwood Oceanics, Inc.                               8,967           600
-    Aura Systems, Inc.                                101,281           172
-    Aurum Software, Inc.                               17,400           415
-    Auspex Systems, Inc.                               21,100           204
     Authentic Fitness Corp.                            27,300           345
     Autodesk, Inc.                                     24,043           922
     Automatic Data Processing, Inc.                   147,321         6,924
-    AutoZone Inc.                                      75,034         1,768
     Avalon Properties, Inc. REIT                       18,000           515
-    Avant! Corp.                                       26,700           862
-    Avatar Holding, Inc.                                9,100           308
-    Avatex Corp.                                       13,062            15
     Avery Dennison Corp.                               52,790         2,118
-    Aviall Inc.                                        24,219           339
     Avnet, Inc.                                        21,358         1,228
     Avon Products, Inc.                                66,856         4,717
-    Aztar Corp.                                        56,900           402
     BB&T Corp.                                         55,450         2,495
-    BA Merchant Services, Inc.
        Class A                                         23,800           454
-    BDM International, Inc.                            12,200           279
     BHC Communications, Inc. Class A                   11,885         1,420
-    BISYS Group, Inc.                                  12,300           516
-    BJ Services Co.                                    18,992         1,018
-    BJ Services Co. Warrants
        Exp. 4/13/00                                       353            10
     BMC Industries, Inc.                               13,863           475
-    BOK Financial Corp.                                17,305           619
-    BPI Packaging Technologies Inc.                    28,900            38
-    BRC Holdings Inc.                                   9,300           350
     BRE Properties Inc. Class A REIT                   18,040           453
     BSB Bancorp, Inc.                                  10,033           379
-    BMC Software, Inc.                                 51,000         2,827
     BW/IP Inc.                                         24,100           489
     Badger Paper Mills, Inc.                            9,300            77
     Baker Hughes, Inc.                                 73,626         2,848
     J. Baker, Inc.                                     26,491           210
     Baldor Electric Co.                                 7,380           218
-    Baldwin Technology Class A                         38,700           111
     Ball Corp.                                         14,601           439
     Ballard Medical Products                           22,266           447
-    Bally Total Fitness Holding Corp.                  39,400           369
     Baltimore Gas & Electric Co.                       74,664         1,992
     Banc One Corp.                                    297,090        14,390
-    Banctec, Inc.                                      18,800           488
     Bandag, Inc.                                       11,338           555
     Bandag, Inc. Class A                                  538            26
     Bangor Hydro-Electric Co.                          24,800           143
     The Bank of New York Co., Inc.                    197,672         8,599
     Bank United Corp. Class A                          20,600           787
     BankAtlantic Bancorp, Inc.
        Class A                                          6,256            89
     BankAtlantic Bancorp, Inc.
        Class B                                         18,401           260
     BankAmerica Corp.                                 361,650        23,349
     BankBoston Corp.                                   76,796         5,534
     Bankers Corp.                                      15,896           446
     Bankers Trust New York Corp.                       41,175         3,582
     Bank North Group                                    8,300           382
-    BankUnited Financial Corp.                         29,700           299
-    Banner Aerospace                                   30,000           266
     Banta Corp.                                        15,200           414
-    Banyan Systems, Inc.                               44,900           102
     C.R. Bard, Inc.                                    28,781         1,045
-    Barnes & Noble, Inc.                               16,876           726
     Barnes Group, Inc.                                 17,100           506
     Barnett Banks, Inc.                               104,756         5,500
-    Barr Labs Inc.                                     22,800         1,003
-    Barrett Resources Corp.                            15,700           470
-    Base Ten Systems Class A                            6,400            63
-    Basin Exploration Inc.                             26,900           210
     Bassett Furniture Industries, Inc.                 10,663           306
     Battle Mountain Gold Co. Class A                  115,000           654
     Bausch & Lomb, Inc.                                28,301         1,334
     Baxter International, Inc.                        137,635         7,191
     Bay Apartment Communities,
        Inc. REIT                                       10,800           400
-    Bay Networks, Inc.                                100,021         2,657
-    BE Avionics Inc.                                   11,700           369
     Beacon Properties Corp. REIT                       27,800           928
     Bear Stearns Co., Inc.                             60,359         2,063
     BeautiControl Cosmetics                            14,000           153
     Beckman Instruments Inc.                           14,968           722
     Becton, Dickinson & Co.                            61,964         3,137
-    Bed Bath & Beyond, Inc.                            33,952         1,032
-    Bel Fuse, Inc.                                     19,500           259
-    Belco Oil & Gas Corp.                              17,300           371
     Belden Inc.                                        12,900           439
-    Bell & Howell Co.                                  17,800           548
     Bell Atlantic Corp.                               220,757        16,750
-    Bell Sports Corp.                                   1,800            14
-    Bell Industries, Inc.                              15,003           234
     BellSouth Corp.                                   499,408        23,160
-    Belmont Homes, Inc.                                30,650           209
     A. H. Belo Corp. Class A                           30,957         1,288
     Bemis Co., Inc.                                    25,829         1,117
-    Ben & Jerry's Homemade, Inc.                       21,900           307
-    Benchmark Microelectronics, Inc.                    8,900           155
     Beneficial Corp.                                   26,914         1,912
     Bergen Brunswig Corp. Class A                      24,901           694
     W.R. Berkley Corp.                                  9,500           556
-    Berkshire Hathaway Class A                            600        28,320
     Berkshire Realty Co., Inc. REIT                    37,100           394
-    Berlitz International, Inc.                        16,727           417
     Berry Petroleum Class A                            23,600           448
-    Bertucci's Holding Corp.                           51,261           352
-    Best Buy Co., Inc.                                 38,500           573
-    BET Holdings Inc. Class A                          13,200           432
-    Bethlehem Steel Corp.                              54,396           568
     BetzDearborn Inc.                                  13,800           911
-    Beverly Enterprises, Inc.                          48,679           791
-    Big Flower Press Holdings, Inc.                    20,000           415
-    Billing Information Concepts                        7,964           277
-    Bio-Rad Laboratories, Inc. Class A                 11,353           296
-    Biotechnology General                              41,900           567





                                       23
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
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Biofield Corp.                                     16,600     $      55
-    Biogen, Inc.                                       36,100         1,224
-    Biomatrix, Inc.                                    18,533           347
     Biomet, Inc.                                       58,347         1,088
     Birmingham Steel Corp.                             31,400           487
     Black & Decker Corp.                               47,701         1,774
-    Black Hawk Gaming &
        Development Co., Inc.                           13,300            81
     Black Hills Corp.                                  15,300           436
     Blair Corp.                                         7,500           108
     E.W. Blanch Holdings, Inc.                         16,500           440
     Blimpie International, Inc.                        27,400           152
     Block Drug Co. Class A                             10,538           460
     H & R Block, Inc.                                  52,645         1,698
     Blount International, Inc.                          9,700           413
-    Blyth Industries, Inc.                             23,700           800
     Bob Evans Farms, Inc.                              11,500           195
     Boddie-Noell Properties Inc.                       12,800           165
     The Boeing Co.                                    361,096        19,161
     Boise Cascade Corp.                                24,056           849
-    Boise Cascade Office
        Products Corp.                                  31,124           529
-    Borders Group, Inc.                                38,200           921
     Borg-Warner Automotive, Inc.                       12,100           654
-    Borland International, Inc.                        42,200           294
-    Boston Beer Co., Inc. Class A                      11,700           115
-    Boston Chicken, Inc.                               31,600           441
     Boston Edison Co.                                  24,300           641
-    Boston Properties, Inc.                            18,000           495
-    Boston Scientific Corp.                           111,863         6,872
-    Boston Technology, Inc.                            21,000           621
     Bowater Inc.                                       20,600           953
     Bowne & Co., Inc.                                  18,200           635
-    Boyd Gaming Corp.                                  26,700           153
     W.H. Brady Class A                                  9,400           272
     Breed Technological Inc.                           13,600           313
-    C. Brewer Homes, Inc. Class A                      10,000            21
     Briggs & Stratton Corp.                            12,554           628
-    Brinker International, Inc.                        40,229           573
-    Bristol Hotel Co.                                  14,700           566
     Bristol-Myers Squibb Co.                          504,624        40,875
-    Brite Voice Systems, Inc.                          24,086           193
-    BroadBand Technologies, Inc.                       11,900            96
-    BroadVision, Inc.                                  47,400           320
-    Broderbund Software, Inc.                           7,488           185
     Brooklyn Union Gas Co.                             25,750           737
-    Brooks Fiber Properties, Inc.                      27,000           913
-    Brothers Gourmet Coffees, Inc.                     59,500           158
     Brown-Forman Corp. Class B                         34,451         1,682
     Brown Group, Inc.                                  21,715           406
     Browning-Ferris Industries, Inc.                  107,202         3,564
     Brunswick Corp.                                    50,098         1,566
     Bryn Mawr Bank Corp.                                7,400           266
-    Budget Group Inc.                                  16,700           576
-    Burlington Coat Factory
        Warehouse Corp.                                 36,175           705
-    Burlington Industries, Inc.                        28,397           341
     Burlington Northern
        Santa Fe Corp.                                  77,270         6,945
     Burlington Resources, Inc.                         62,657         2,765
     Burnham Pacific Properties,
        Inc. REIT                                       22,000           303
-    Burr-Brown Corp.                                   17,850           614
     Bush Industries, Inc.                              15,983           380
-    CAI Wireless Systems, Inc.                         54,300            59
     CB Bancshares Inc./Hawaii                           7,700           270
     CBL & Associates Properties,
        Inc. REIT                                       22,200           533
     CBT Corp.                                           9,800           212
     CCB Financial Corp.                                 8,900           651
     CFSB Bancorp, Inc.                                 16,837           396
-    C-Cube Microsystems, Inc.                          17,800           312
-    CDI Corp.                                          12,400           517
-    CDW Computer Centers, Inc.                         10,550           560
-    CFI ProServices, Inc.                              24,969           459
     CIGNA Corp.                                        37,876         6,723
     CIPSCO, Inc.                                       17,100           625
     CKE Restaurants Inc.                               20,100           636
-    CKS Group, Inc.                                    14,100           478
     CMAC Investment Corp.                              10,826           517
-    CMG Information Services, Inc.                      9,624           127
     CML Group, Inc.                                    83,500           151
     CMS Energy Corp.                                   45,961         1,620
     CPI Corp.                                          19,700           414
     CPB, Inc.                                           9,000           327
     CTG Resources Inc.                                 13,300           293
-    CNA Financial Corp.                                31,028         3,272
     CNB Bancshares, Inc.                               10,090           409
     CNF Transportation Inc.                            21,899           706
     CPC International, Inc.                            72,163         6,662
     CRI Liquidating REIT, Inc.                         26,200             4
     CSX Corp.                                         108,988         6,049
-    C-TEC Corp.                                        14,100           487
-    CUC International, Inc.                           199,471         5,149
-    Cuno Inc.                                          22,200           366
     CVS Corp.                                          83,952         4,303
     CWM Mortgage Holdings Inc.                         24,500           586
-    Cabletron Systems, Inc.                            78,408         2,220
-    Cable Design Technologies                          18,452           543
     Cabot Corp.                                        35,868         1,018
     Cabot Oil & Gas Corp. Class A                      22,000           388
-    Cadence Design Systems, Inc.                       52,569         1,761
-    Cadiz Land Co., Inc.                               53,500           284
     Cadmus Communications                              15,400           242
-    Caldor Corp.                                       81,300           117
-    CalEnergy Co.                                      32,400         1,231
     Calgon Carbon Corp.                                36,400           505
     Caliber System Inc.                                19,516           727
-    California Amplifier, Inc.                         21,200            96
     Cali Realty Corp. REIT                             18,600           632
-    California Federal Bank Goodwill
        Participation Certificates                       2,540            39
-    California Federal Bank-
        Secondary Contingent Litigation
        Recovery Participation Interests                 2,150            35
     Callaway Golf Co.                                  36,400         1,292
-    Calypte Biomedical Corp.                           22,100            98
     CAM Designs, Inc.                                  11,600            55
-    Cambridge Technology Partners                      24,000           762
     Camco International, Inc.                          12,200           668





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Cameron Ashley
        Building Products                               30,108     $     427
     Campbell Soup Co.                                 234,948        11,747
-    Canandaigua Wine Co., Inc.
        Class A                                          9,808           333
-    Cannondale Corp.                                   15,800           277
     Capital One Financial Corp.                        33,284         1,256
-    Capital Pacific Holdings, Inc.                     10,900            30
     Capital Re Corp.                                   12,100           647
     CapMAC Holdings Inc.                               17,700           595
     Capsure Holdings                                   23,090           299
     Capstead Mortgage Corp.                            23,750           586
     Caraustar Industries, Inc.                         10,800           374
     Cardinal Bancshares, Inc.                           4,804           261
     Cardinal Health, Inc.                              54,989         3,148
-    CareAdvantage Inc.                                  7,166             3
     Carlisle Co., Inc.                                 15,854           553
-    Carmike Cinemas, Inc. Class A                      13,089           429
     Carnival Corp. Class A                            150,147         6,194
-    Carriage Services, Inc.                            18,300           393
     Carolina Power & Light Co.                         76,614         2,749
     Carpenter Technology Corp.                         11,700           535
     CarrAmerica Realty Corp. REIT                      28,200           811
-    Carrington Labs Inc.                               29,228           186
     Carter-Wallace, Inc.                               26,700           477
-    Cascade Communications Corp.                       47,200         1,302
     Case Corp.                                         37,126         2,557
-    Casino Magic Corp.                                 57,800            70
     A.M. Castle & Co.                                  18,531           410
-    Castle & Cooke Inc.                                26,100           432
-    Catalina Lighting, Inc.                            10,000            39
-    Catalina Marketing Corp.                            8,960           431
-    Catellus Development Corp.                         48,700           883
     Caterpillar, Inc.                                  96,358        10,346
-    Catherines Stores                                  37,400           143
-    Cellular Technical Services Co.                    33,154           305
-    Celtrix Pharmaceuticals                            25,300            61
-    Centennial Technologies, Inc.                      11,200            25
     Centerior Energy Corp.                             73,600           823
     Centex Corp.                                       14,229           578
-    Centigram Communications                           27,000           348
-    Centocor, Inc.                                     34,448         1,069
     Central & South West Corp.                        106,920         2,272
     Central Fidelity Banks, Inc.                       29,225         1,038
     Central Hudson Gas &
        Electric Corp.                                  12,800           441
     Central Louisiana Electric Co.                     16,808           473
     Central Maine Power Co.                            17,400           215
     Central Newspapers Inc.                            11,550           827
     Central Parking Corp.                              10,800           376
     Central Reserve Life Corp.                         14,900           101
-    Central Sprinkler Corp.                            11,618           309
     Central Vermont Public
        Service Corp.                                   20,300           225
     Centura Banks, Inc.                                13,400           615
-    Centura Software Corp.                             47,388           103
     Century Bancorp, Inc. Class A                         800            11
-    Century Communications Corp.
        Class A                                         52,300           288
     Century Telephone
        Enterprises, Inc.                               29,580           996
-    Ceridian Corp.                                     40,731         1,721
-    Cerner Corp.                                       28,770           604
-    Chalone Wine Group Ltd.                            26,440           301
-    Champion Enterprises, Inc.                         23,569           354
     Champion International Corp.                       48,321         2,670
-    Chantal Pharmaceutical Corp.                       48,300            53
     Charter One Financial                              25,011         1,349
-    Charming Shoppes, Inc.                             58,779           308
-    Chartwell Leisure Corp                             25,437           335
     Chase Manhattan Corp.                             221,086        21,459
-    Checkers Drive-In Restaurant                      119,550           168
-    Checkfree Corp.                                    26,200           461
     Checkpoint Systems, Inc.                           14,874           239
     Chelsea GCA Realty, Inc. REIT                      13,700           521
     Chemed Corp.                                       10,400           389
     ChemFirst Inc.                                     19,600           532
-    Chemical Fabrics Corp.                             16,411           345
     Chemical Finance                                    4,725           167
     Chesapeake Corp. of Virginia                       16,917           571
     Chesapeake Energy Corp.                            35,900           352
     Chester Valley Bancorp                              1,301            28
     Chevron Corp.                                     328,750        24,307
-    Chic By H.I.S., Inc.                               51,280           340
-    Chicago Miniature Lamp, Inc.                       19,600           490
-    Chico's Fas, Inc.                                  18,214            97
     Chiquita Brands International, Inc.                29,735           409
-    Chirex, Inc.                                       25,700           310
-    Chiron Corp.                                       84,932         1,770
     Chittenden Corp.                                   14,372           492
-    Choice Hotels Corp. Inc.                           31,341           531
-    Chris-Craft Industries, Inc.                       15,440           745
-    Christiana Cos., Inc.                               7,200           287
     Chrysler Corp.                                    353,986        11,615
     The Chubb Corp.                                    87,962         5,882
     Church & Dwight, Inc.                              19,200           514
     Churchill Downs, Inc.                               5,400           208
-    Ciber, Inc.                                        14,700           503
-    Cidco, Inc.                                        14,700           202
-    CIENA Corp.                                        47,900         2,256
     Cilcorp, Inc.                                      11,900           490
     Cincinnati Bell, Inc.                              68,600         2,161
     Cincinnati Financial Corp.                         27,937         2,212
     Cincinnati Milacron, Inc.                          20,783           539
     CINergy Corp.                                      79,698         2,774
     Circle International Group, Inc.                    8,000           212
-    Circon Corp.                                       25,300           357
     Circuit City Stores, Inc.                          49,769         1,770
-    Circuit City Stores, Inc.-
        CarMax Group                                     3,000            43
-    Cirrus Logic                                       31,700           334
-    Cisco Systems, Inc.                               329,819        22,149
     Cintas Corp.                                       23,800         1,638
-    Circus Circus Enterprises Inc.                     48,741         1,200
     Citicorp                                          233,409        28,140
     Citizens Corp.                                     17,400           481
-    Citizens Utilities Co. Class A                    124,290         1,165
-    Citrix Systems, Inc.                               13,700           602
     City National Corp.                                22,387           539
-    Cityscape Financial Corp.                          30,700           609
     Claire's Stores, Inc.                              25,000           438
     Clarcor Inc.                                        6,800           168





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
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Clarify, Inc.                                      15,600     $     176
     Clayton Homes Inc.                                 59,176           843
-    Clear Channel Communications                       38,924         2,394
-    Cliffs Drilling Co.                                21,902           799
-    Clintrials Research, Inc.                          16,700           204
     The Clorox Co.                                     26,088         3,444
     Coachmen Industries, Inc.                          24,296           416
-    Coast Savings Financial, Inc.                      15,000           682
     Coastal Corp.                                      53,053         2,822
-    Coastal Physician Group, Inc.                      58,500            95
     Coca-Cola Bottling Co.                              8,700           418
     The Coca-Cola Co.                               1,253,644        84,621
     Coca-Cola Enterprises, Inc.                       188,935         4,346
-    Coeur D'Alene Mines Corp.                          29,800           386
-    Cognex Corp.                                       20,600           547
     Cognizant Corp.                                    86,077         3,486
-    Coherent Communications
        Systems Corp.                                   18,600           463
-    Coherent, Inc.                                      9,200           411
     Coin Bill Validator Inc.                            2,900            53
-    Coleman Inc.                                       26,732           461
     Collective Bancorp, Inc.                           14,349           648
     Colgate-Palmolive Co.                             147,916         9,652
-    Collins & Aikman Corp.                             63,300           633
     Colonial BancGroup, Inc.                           19,530           474
     Colonial Gas Co.                                    3,800            80
-    Colorado Casino Resorts, Inc.                      95,500           149
-    Coltec Inc.                                        34,100           665
     Columbia Gas Systems, Inc.                         27,460         1,792
     Columbia/HCA Healthcare Corp.                     337,803        13,280
     ComAir Holdings, Inc.                              22,309           618
     Comcast Corp. Class A                              12,860           269
     Comcast Corp. Class A Special                     151,429         3,232
-    Comdial Corp.                                      30,766           262
     Comdisco, Inc.                                     36,325           944
     Comerica, Inc.                                     54,294         3,692
-    Commander Aircraft Co.                             28,600            64
     Commerce Bancshares, Inc.                          18,736           849
     Commerce Group, Inc.                               18,700           460
     Commercial Federal Corp.                           13,200           490
     Commercial Intertech Corp.                         26,500           369
     Commercial Metals Co.                              16,500           532
-    Commnet Cellular Inc.                              13,800           481
     Community First Bankshares                         15,300           585
-    Compaq Computer Corp.                             136,534        13,551
     Compass Bancshares Inc.                            31,716         1,064
-    CompuServe Corp.                                   44,400           479
     Computer Associates
        International, Inc.                            182,721        10,175
-    CompUSA, Inc.                                      45,700           983
     Computer Data Systems, Inc.                        11,246           337
-    Computer Sciences Corp.                            38,653         2,788
     Computer Task Group, Inc.                          19,792           737
-    Computervision Corp.                               66,500           308
-    Compuware Corp.                                    43,400         2,078
     COMSAT Corp.                                       24,300           579
-    Comverse Technology, Inc.                          12,100           631
     ConAgra, Inc.                                     121,034         7,761
-    Computer Horizons Corp.                            21,444           733
-    Comshare                                           15,900           199
-    Concord EFS, Inc.                                  30,225           788
-    Cone Mills Corp.                                   30,300           242
-    Conmed Corp.                                       16,368           280
     Connecticut Energy Corp.                           12,800           310
     Connecticut Water Services, Inc.                    9,900           283
     Conseco Inc.                                      108,758         4,024
-    Consilium, Inc.                                    24,300            97
-    Consolidated Cigar Holdings Inc.                   15,500           430
     Consolidated Edison Co. of
        New York, Inc.                                 118,422         3,486
-    Consolidated Freightways Corp.                     12,299           202
     Consolidated Natural Gas Co.                       48,137         2,590
     Consolidated Papers                                22,700         1,226
-    Consolidated Stores, Inc.                          41,466         1,441
     Consolidated-Tomoka Land Co.                       15,700           257
-    Consumer Portfolio Services, Inc.                  32,300           392
-    ContiFinancial Corp.                               21,700           792
-    Continental Airlines, Inc. Class B                 28,700         1,003
     Continental Mortgage &
        Equity Trust                                     2,250            28
-    Continucare Corp.                                  47,300           278
-    Control Data Corp.                                 21,707           320
-    Converse Inc.                                      19,700           436
-    Cooper Cameron Corp.                               25,600         1,197
     Cooper Industries, Inc.                            59,643         2,967
     Cooper Tire & Rubber Co.                           39,555           870
     Adolph Coors Co. Class B                           18,636           494
-    Coram Healthcare Corp.                             66,808           163
-    COREStaff, Inc.                                    14,025           380
     CoreStates Financial Corp.                        112,942         6,071
-    Cornerstone Imaging, Inc.                          26,800           191
     Corning, Inc.                                     114,754         6,383
-    Corporate Express, Inc.                            59,900           863
-    Correctional Services Corp.                        24,500           289
-    Corrections Corp. of America                       37,172         1,478
-    Cort Business Services Corp.                       16,000           472
-    CorVel Corp.                                        5,100           150
-    Costco Cos., Inc.                                 105,161         3,460
-    Country Star Restaurants, Inc.                     18,600            10
     Countrywide Credit Industries, Inc.                53,217         1,660
     Cousins Properties, Inc. REIT                      14,500           402
-    Covance, Inc.                                      28,513           551
-    Coventry Corp.                                     31,455           479
-    Cox Communications Class A                        128,635         3,087
     Cracker Barrel Old Country
        Stores, Inc.                                    30,054           795
-    Craig Corp.                                        14,577           231
-    Jenny Craig Inc.                                   17,300           120
     Crane Co.                                          22,722           950
     Crawford & Co. Class B                             26,300           427
-    Creative Technology                                12,733             6
-    Credit Acceptance Corp.                            21,500           276
-    Cree Research, Inc.                                25,748           312
-    Crescent Operating Inc.                             4,820            63
     Crescent Real Estate, Inc. REIT                    48,200         1,530
     Crestar Financial Corp.                            55,460         2,156
     CRIIMI MAE, Inc. REIT                              33,400           534
     Crompton & Knowles Corp.                           36,239           806
     Cross Timbers Oil Co.                              27,750           534
     Crown American Realty Trust REIT                   44,900           415
-    Crown Books Corp.                                  25,937           282
     Crown Cork & Seal Co., Inc.                        64,939         3,470





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Crown Crafts, Inc.                                 28,000     $     294
-    Crown Vantage, Inc.                                32,624           241
-    Cryomedical Sciences                              118,700            50
     Cullen/Frost Bankers, Inc.                         12,200           517
-    Culligan Water Technologies                        10,500           470
     Cummins Engine Co., Inc.                           19,702         1,390
-    Curative Health Services Inc.                      15,100           437
     Curtiss-Wright Corp.                                4,900           285
-    Custom Chrome                                      20,200           324
-    Cyberguard Corp.                                   30,055           272
-    Cybex Corp.                                         8,300           149
-    Cygne Designs, Inc.                                59,800            28
-    Cygnus Inc.                                        24,212           421
-    Cypress Semiconductor Corp.                        44,200           641
     Cyprus Amax Minerals Co.                           46,552         1,141
-    Cytec Industries, Inc.                             23,854           892
-    Cytrx Corp.                                         5,900            23
-    DH Technology, Inc.                                10,300           166
-    DII Group, Inc.                                    13,257           585
-    DBT Online Inc.                                    10,200           546
-    DMX Inc.                                           70,900           124
     DPL, Inc.                                          52,450         1,292
     DQE Inc.                                           38,507         1,088
-    DSC Communications Corp.                           58,784         1,310
     D. R. Horton, Inc.                                 29,280           304
-    DSP Communications, Inc.                           44,100           488
-    DSP Group Inc.                                     20,600           308
-    DST Systems, Inc.                                  24,300           809
     DTE Energy Co.                                     72,527         2,004
     DT Industries, Inc.                                 9,400           335
-    DVI, Inc.                                          25,600           371
-    Daily Journal Corp.                                 3,100           108
-    Daisytek International Corp.                        7,800           308
-    Dal-Tile International Inc.                        26,900           499
     Dallas Semiconductor Corp.                         13,100           514
     Dames & Moore, Inc.                                25,300           313
     Dana Corp.                                         51,668         1,963
     Danaher Corp.                                      29,100         1,479
     Daniel Industries, Inc.                             3,828            59
     Darden Restaurants Inc.                            80,593           730
-    Darling International, Inc.                         9,200           239
-    Data Broadcasting Corp.                            34,000           164
-    Data General Corp.                                 20,126           523
-    Data Race, Inc.                                    37,022           470
-    Dataware Technologies, Inc.                        35,500           105
-    Data Transmission Network Corp.                    14,500           462
-    Datastream Systems, Inc.                           14,400           220
     Dauphin Deposit Bank & Trust                       15,120           673
-    Davel Communications Group, Inc.                   19,843           350
-    Dave & Busters                                     20,355           547
-    Davox Corp.                                        13,800           493
     Dayton-Hudson Corp.                               109,203         5,808
     Dean Foods Corp.                                   20,267           818
-    DecisionOne Corp.                                  28,900           657
     Deere & Co.                                       129,209         7,090
     DEKALB Genetics Corp. Class B                       8,400           670
-    Dell Computer Corp.                                87,932        10,324
     Delmarva Power & Light Co.                         30,400           580
-    Delphi Information Systems Inc.                    35,900            42
     Delta & Pine Land Co.                              13,456           479
     Delta Air Lines, Inc.                              36,888         3,025
     Deltic Timber Corp.                                 5,428           159
     Deluxe Corp.                                       41,331         1,410
-    Dendrite International, Inc.                       14,100           231
     DENTSPLY International Inc.                        13,300           651
-    Department 56 Inc.                                 22,095           490
     Deposit Guaranty Corp.                             21,500           677
-    DepoTech Corp.                                     23,700           321
-    DePuy, Inc.                                        50,400         1,159
-    Designer Holdings Ltd.                             29,800           304
-    Designs, Inc.                                      58,000           276
-    Detroit Diesel Corp.                               23,800           570
     Developers Diversified Realty
        Corp. REIT                                      12,500           500
     Devon Energy Corp.                                 16,633           611
-    Devon Group, Inc.                                   2,100            74
-    Devry, Inc.                                        16,300           440
     Dexter Corp.                                       10,800           346
     Diagnostic Products Corp.                          13,623           430
     Dial Corp.                                         47,163           737
-    Dialogic Corp.                                     13,700           366
-    Diamond Multimedia Systems, Inc.                   49,500           357
-    Diamond Offshore Drilling, Inc.                    35,200         2,750
-    Diamond Technology Partners Inc.                   24,189           248
     Diebold, Inc.                                      34,096         1,330
-    Digene Corp.                                       29,700           377
-    Digi International, Inc.                           16,800           171
-    Digital Equipment Corp.                            79,633         2,822
-    Digital Microwave Corp.                            15,627           463
     Dillard's Inc.                                     57,636         1,996
     Dime Bancorp, Inc.                                 53,882           943
     Dimon Inc.                                         21,950           582
-    Dionex Corp.                                        8,500           435
     The Walt Disney Co.                               340,149        27,297
     Dole Food Co.                                      29,900         1,278
     Dollar General Corp.                               45,562         1,709
-    Dollar Tree Stores, Inc.                           12,550           633
     Dominion Resources, Inc.                           90,795         3,325
     Donaldson Co., Inc.                                12,200           464
     Donaldson, Lufkin & Jenrette, Inc.                 29,800         1,781
     R.R. Donnelley & Sons Co.                          76,280         2,794
     Donnelly Corp.                                     18,125           304
-    Doubletree Corp.                                   19,487           801
-    Dove Audio, Inc.                                   19,000            56
     Dover Corp.                                        56,728         3,489
     Dow Chemical Co.                                  122,186        10,645
     Dow Jones & Co., Inc.                              48,297         1,941
-    Dravo Corp.                                        26,639           290
-    The Dress Barn, Inc.                               13,400           261
     Dresser Industries, Inc.                           88,997         3,315
-    Drexler Technology Corp.                           19,089           197
     Dreyer's Grand Ice Cream, Inc.                     12,000           467
-    Drug Emporium, Inc.                                68,042           340
     E.I. du Pont de Nemours & Co.                     567,348        35,672
-    DuPont Photomasks, Inc.                             7,600           410
     Duke Energy Corp.                                 179,293         8,595
     Duke Realty Investments,
        Inc. REIT                                       16,100           652
     The Dun & Bradstreet Corp.                         86,177         2,262
-    Dura Pharmaceuticals, Inc.                         21,786           867
     Durco International Inc.                           13,450           396
     Duty Free International Inc.                       23,774           446





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
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Dynatech Corp.                                      7,600     $     272
     EG & G, Inc.                                       24,736           557
-    EMC Corp.                                         123,422         4,813
-    ENSCO International, Inc.                          36,012         1,900
     ESC Medical Systems Ltd.                           21,300           544
-    ESSEF Corp.                                        18,480           444
-    ESS Technology, Inc.                               28,400           383
-    ETEC Systems, Inc.                                 10,400           446
-    EVI Inc.                                           23,500           987
-    Eagle Hardware & Garden, Inc.                      12,000           274
-    Eagle USA Airfreight, Inc.                          6,400           174
     Earthgrains Co.                                     9,043           593
     Eastern Enterprises                                 8,815           306
     Eastern Utilities Associates                        9,071           166
     Eastman Chemical Co.                               38,780         2,463
     Eastman Kodak Co.                                 168,112        12,903
     Eaton Corp.                                        38,938         3,400
     Eaton Vance Corp.                                  19,000           528
-    Echelon International Corp., Inc.                  23,363           533
     Echlin, Inc.                                       31,218         1,124
     Echo Bay Mines Ltd.                                70,084           403
     Ecolab, Inc.                                       32,940         1,573
-    Edison Brothers Stores, Inc.                      127,377           159
     Edison International                              218,103         5,425
-    Edisto Resources Corp.                             42,300           391
     EDO Corp.                                          17,800           142
-    Education Alternatives, Inc.                       44,400           197
     A.G. Edwards & Sons, Inc.                          31,633         1,352
-    Egghead, Inc.                                      21,631            86
-    Einstein/Noah Bagel Corp.                          32,900           392
     El Paso Natural Gas                                29,118         1,601
-    Elan Corp. PLC ADR                                  2,304           104
     Elcor Corp.                                        13,900           387
-    Electric Fuel Corp.                                33,900           227
-    Electro Scientific Industries, Inc.                13,500           565
-    Electroglas, Inc.                                  21,300           536
-    Electromagnetic Sciences, Inc.                     16,186           281
-    Electronic Arts Inc.                               26,500           893
     Electronic Data Systems Corp.                     246,155        10,092
-    Electronic Retailing Systems
        International, Inc.                             10,400            60
-    Electronics for Imaging, Inc.                      26,300         1,242
-    Eltron International Inc.                           7,000           209
     Emerson Electric Co.                              225,294        12,405
-    Emmis Broadcasting Corp.
        Class A                                         10,200           447
     Empire District Electric Co.                       23,400           405
-    Empire of Carolina, Inc.                            8,900            22
-    Employee Solutions, Inc.                           19,200           107
-    Emulex Corp.                                       19,950           307
-    Energy Conversion Devices, Inc.                    11,375           147
     Energen Corp.                                      13,100           441
     Engelhard Corp.                                    73,023         1,529
     Enhance Financial Services
        Group, Inc.                                      8,500           373
     Enova Corp.                                        57,100         1,374
     Enron Corp.                                       127,764         5,214
     Enron Global Power &
        Pipelines L.L.C.                                12,000           400
     Enron Oil & Gas Co.                                79,424         1,440
     ENSERCH Corp.                                      35,612           792
     Entergy Corp.                                     116,233         3,182
-    Epitope Inc.                                       23,000           177
     Equifax, Inc.                                      76,470         2,844
     The Equitable Cos.                                 94,291         3,135
     Equitable of Iowa Co.                              16,400           918
     Equitable Resources, Inc.                          18,100           514
     Equity Residential Properties
        Trust REIT                                      44,100         2,095
-    Equus Gaming Co. LP A Units                         1,000             3
     Erie Indemnity Co. Class A                         31,100         1,213
     Essex Property Trust, Inc. REIT                    14,934           480
-    Esterline Technologies Corp.                       11,845           422
     Ethan Allen Interiors Inc.                         13,680           780
     Ethyl Corp.                                        57,530           532
     Everest Reinsurance Holdings, Inc.                 24,900           987
-    Evergreen Resources, Inc.                          27,800           287
-    Evergreen Media Corp.                              19,278           859
-    Exabyte Corp.                                      12,100           155
     Excel Industries, Inc.                             16,600           324
     Excel Realty Trust, Inc. REIT                      18,100           477
-    EXCEL Communications, Inc.                         55,700         1,601
     Executive Risk, Inc.                               11,933           621
     Exide Corp.                                        21,200           465
-    Exide Electronics Group, Inc.                      19,838           233
     Expeditors International of
        Washington, Inc.                                20,200           574
-    Express Scripts                                    12,400           515
-    Extended Stay America, Inc.                        61,778           973
     Exxon Corp.                                     1,251,280        76,954
-    EZCORP, Inc.                                       33,200           330
     F & M Bancorp                                       4,100           111
     FAC Realty Inc. REIT                               47,900           296
     FFY Financial Corp.                                10,700           280
-    FLIR Systems, Inc.                                 14,900           237
-    FMC Corp.                                          18,637         1,480
-    FM Properties Inc.                                 35,900           145
     F.N.B. Corp.                                       10,959           352
     FPL Group, Inc.                                    92,011         4,238
-    FSI International, Inc.                            28,800           459
-    FTP Software, Inc.                                 29,600           145
     Fair Issac & Co.                                   13,500           602
-    Fairfield Communities, Inc.                        14,800           498
-    Falcon Drilling Co., Inc.                          19,600         1,129
     Family Dollar Stores, Inc.                         28,300           771
     Fannie Mae                                        550,238        24,004
     Farmer Brothers, Inc.                               2,700           344
-    Fastcomm Communications Corp.                      28,400           208
     Fastenal Co.                                       18,900           924
-    Faulding Inc.                                      33,700           417
-    FaxSav Inc.                                        30,200            56
     Fedders Corp.                                      31,745           181
     Fedders Corp. Class A                              15,226            86
-    Federal Express Corp.                              57,600         3,326
     Federal Home Loan
        Mortgage Corp.                                 360,304        12,385
     Federal-Mogul Corp.                                18,300           641
     Federal Realty Investment
        Trust REIT                                      19,000           513
     Federal Signal Corp.                               22,462           564
-    Federated Department Stores                       104,644         3,636
     Felcor Suite Hotels, Inc. REIT                     17,200           641





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Ferrellgas Partners, LP                            18,400     $     406
     Ferro Corp.                                        12,800           474
-    Fibreboard Corp.                                   10,526           576
     Fifth Third Bancorp                                52,985         4,346
-    Figgie International Inc. Class A                  21,100           287
-    Figgie International Inc. Class B                     900            12
-    Filene's Basement Corp.                            66,605           439
-    FileNet Corp.                                      25,700           374
-    Film Roman, Inc.                                    8,300            14
     FINA Inc.                                          14,600           931
     Financial Security Assurance
        Holdings Ltd.                                   15,100           588
     Fingerhut Co.                                      24,254           423
     FINOVA Group, Inc.                                 13,602         1,041
-    First Alert, Inc.                                  25,600            75
     First American Financial Corp.                     11,200           437
     First American Corp. (Tenn.)                       29,200         1,123
     First American Bank Corp.                          45,400         2,077
     First Bank System, Inc.                            67,574         5,769
     First Brands Corp.                                 21,000           482
     First Chicago NBD Corp.                           160,450         9,707
     First Citizens BancShares Class A                   5,900           525
     First Federal Savings Bank
        of Colorado                                     21,300           410
     First Commerce Bancshares Inc.
        Class A                                          2,900            66
     First Commerce Corp.                               19,417           853
     First Commercial Corp.                             16,845           689
     First Commonwealth
        Financial Corp.                                 22,300           474
     First Data Corp.                                  225,258         9,897
     First Empire State Corp.                            3,400         1,146
     First Financial Bancorp                            11,760           478
     First Financial Caribbean Corp.                    11,800           378
     First Financial Savings Assn.                      18,425           542
     First Financial Holdings, Inc.                     11,900           385
     First Hawaiian, Inc.                               15,900           542
     First Industrial Realty Trust REIT                 14,900           436
     First Michigan Bank Corp.                          19,657           592
     First Midwest Bancorp                              14,625           463
     First Palm Beach Bancorp                           10,600           362
     First Security Corp.                               56,155         1,535
     First Source Corp.                                 11,546           315
     First Tennessee National Corp.                     33,400         1,606
     First Union Corp.                                 142,682        13,198
     First Union Real Estate                            32,200           455
-    First USA Paymentech, Inc.                         18,033           522
     First Virginia Banks, Inc.                         16,507           996
     First Western Bancorp                              10,522           389
     Firstbank of Illinois Co.                           7,100           280
     Firstar Corp.                                      75,126         2,291
     FirstBank Puerto Rico                              15,625           404
-    FIRSTPLUS Financial Group                          15,600           530
-    FIserv, Inc.                                       26,062         1,166
-    First Federal Financial Corp.                      16,734           520
     First Bancorp of Ohio                              16,000           766
     Fisher Scientific International Inc.               10,100           480
     Fleet Financial Group, Inc.                       132,124         8,357
     Fleetwood Enterprises, Inc.                        17,258           515
     Fleming Cos., Inc.                                 18,339           330
     Florida East Coast Railway Co.                      4,400           488
     Florida Progress Corp.                             48,250         1,511
     Florida Rock Industries, Inc.                      11,200           455
     Flowers Industries, Inc.                           45,225           760
     Fluor Corp.                                        42,567         2,349
-    Fluor Daniel/GTI, Inc.                             13,561            96
     Flushing Financial Corp.                           16,000           356
-    Foamex International, Inc.                         22,100           289
     Food Lion Inc. Class A                            225,400         1,617
     Food Lion Inc. Class B                              7,694            56
-    Foodmaker, Inc.                                    39,700           650
-    Footstar Inc.                                      28,870           754
-    Forcenergy Inc.                                    16,800           510
     Ford Motor Co.                                    597,272        22,547
-    FORE Systems, Inc.                                 49,000           666
-    Foreland Corp.                                        900             3
     Foremost Corp. of America                           5,300           317
     Forest City Enterprise Class A                      7,650           365
-    Forest Laboratories, Inc.                          21,192           878
-    Forest Oil Corp.                                   32,800           482
-    Fort Howard Corp.                                  37,685         1,907
     Fort Wayne National Corp.                          10,600           496
-    Forte Software, Inc.                               15,800           213
     Fortress Group, Inc.                               47,700           301
     Fortune Brands, Inc.                               86,193         3,216
     Foster Wheeler Corp.                               20,354           824
-    Foundation Health Systems
        Class A                                         62,378         1,891
-    Fourth Shift Corp.                                 30,000           143
     Franchise Finance Corp. of
        America REIT                                    19,800           516
     Franklin Electric, Inc.                             5,300           261
-    Franklin Electronic Publishers, Inc.               17,200           168
     Franklin Resources Corp.                           63,730         4,624
     Freeport-McMoRan Copper &
        Gold Inc. Class A                               11,512           337
     Freeport-McMoRan Copper &
        Gold Inc. Class B                               85,951         2,675
     Freeport-McMoRan, Inc.                             11,433           330
     Fremont General Corp.                              14,397           579
-    Fresenius National Medical
        Care Pfd.                                       40,354             2
-    Fresh Choice, Inc.                                 44,800           168
-    Fresh America Corp.                                13,400           245
-    Fritz Cos., Inc.                                   15,500           151
     Frontier Corp.                                     83,556         1,666
     Frontier Insurance Group, Inc.                      7,000           453
-    Fruit of the Loom, Inc.                            38,366         1,189
     H.B. Fuller Co.                                     5,000           275
     Fulton Financial Corp.                             20,047           546
     Fund American Enterprise
        Holding Co.                                      4,585           481
-    Furniture Brands International Inc.                31,700           614
-    Fusion Systems                                      9,500           376
     G & L Realty Corp.                                 20,296           332
     GATX Corp.                                         10,400           601
-    GC Cos.                                             9,991           457
-    GRC International, Inc.                            19,400           107
     GPU Inc.                                           61,024         2,189
     GTE Corp.                                         484,670        21,265
-    GT Interactive Software Corp.                      58,000           691
-    Gadzooks, Inc.                                     11,500           226
     Gainsco, Inc.                                       9,046            85





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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
     Arthur J. Gallagher & Co.                          14,600     $     551
-    Gallaher Group PLC ADR                             82,793         1,527
     Gannett Co., Inc.                                  71,250         7,036
     The Gap, Inc.                                     140,432         5,459
-    Gardner Denver Machinery, Inc.                     23,036           674
-    Gargoyles, Inc.                                    12,300           102
-    Gartner Group, Inc. Class A                        46,000         1,652
-    Gateway 2000 Inc.                                  77,900         2,527
-    Gaylord Container Corp.                            64,800           498
     Gaylord Entertainment Co. Class A                  47,860         1,104
-    GelTex Pharmaceuticals, Inc.                       14,600           292
-    Gemstar International Group Ltd.                   15,579           289
     GenCorp, Inc.                                      19,800           458
-    Genentech, Inc.                                    61,183         3,606
     General Binding Corp.                              16,572           476
-    General Cigar Holdings, Inc.                        2,000            59
-    General DataComm Industries, Inc.                  38,300           273
     General Dynamics Corp.                             31,501         2,363
     General Electric Co.                            1,658,994       108,457
     General Growth Properties
        Inc. REIT                                       14,800           496
-    General Instrument Corp.                           69,158         1,729
     General Mills, Inc.                                81,083         5,281
     General Motors Corp.                              380,941        21,214
     General Motors Corp. Class H                       50,853         2,937
-    General Nutrition Cos., Inc.                       42,400         1,185
     General Re Corp.                                   41,543         7,561
     General Signal Corp.                               24,758         1,080
-    Gentex Corp.                                       15,124           296
-    Genesis Health Ventures Inc.                       17,700           597
-    Geneva Steel Class A                               33,000            89
-    Genrad, Inc.                                       27,188           615
-    Gensia Sicor Inc.                                  92,014           405
     Genuine Parts Co.                                  91,222         3,090
-    Genzyme Corp.                                      38,678         1,071
     Georgia Gulf Corp.                                 16,868           490
     Georgia-Pacific Corp.                              46,098         3,936
-    Geotek Industries, Inc.                            64,300           346
-    Geoworks                                           15,900            94
-    Getchell Gold Corp.                                12,816           452
-    Giant Cement Holding, Inc.                         17,800           330
     Giant Food, Inc. Class A                           30,069           981
     Giant Industries, Inc.                             24,700           391
-    Gibson Greetings, Inc.                             23,000           519
     Giddings & Lewis, Inc.                             31,908           664
-    Gilead Sciences, Inc.                              14,600           404
     Gillette Co.                                      279,534        26,486
     P.H. Glatfelter Co.                                18,400           368
-    Glenayre Technologies, Inc.                        29,425           483
-    Glendale Federal                                   24,743           646
-    Global DirectMail Corp.                            19,100           498
-    Global Industrial Technologies, Inc.               23,491           482
-    Global Industries, Ltd.                            21,700           506
-    Global Marine, Inc.                                84,400         1,962
-    Global Village Communication                       15,900            48
-    Go Video, Inc.                                     37,500            56
-    Gold Reserve Corp.                                 25,200           198
     Golden West Financial Corp.                        28,907         2,023
-    The Good Guys, Inc.                                17,700           102
     The BFGoodrich Co.                                 27,290         1,182
     The Goodyear Tire & Rubber Co.                     78,203         4,951
-    Goody's Family Clothing                            19,550           538
     Gorman-Rupp Co.                                    15,325           276
     W.R. Grace & Co.                                   40,254         2,219
     Graco, Inc.                                        16,898           509
-    Gradall Industries, Inc.                           21,400           333
     Graham-Field Health Products Inc.                  28,384           387
     W.W. Grainger, Inc.                                26,511         2,073
-    GranCare Inc.                                      42,100           455
-    Grand Casinos, Inc.                                44,900           662
     Granite Construction Co.                           21,800           431
     Graphic Industries, Inc.                           24,300           322
     Great Atlantic & Pacific Tea
        Co., Inc.                                       19,201           522
     Great Lakes Chemical Corp.                         30,379         1,591
     Great Western Financial Corp.                      69,857         3,755
-    Great Bay Casino Corp.                              7,083            10
     Green Mountain Power Corp.                         12,300           291
     Green Point Financial Corp.                        23,400         1,558
     Green Street Financial Corp.                       15,300           273
     Green Tree Financial Corp.                         69,791         2,486
     Greenfield Industries, Inc.                        14,000           382
     Grief Brothers Corp. Class A                        4,200           115
-    Greyhound Lines, Inc.                              85,100           383
-    GTech Holdings Corp.                               21,000           677
     Guaranty National Corp.                             4,975           119
     Guidant Corp.                                      37,478         3,186
     Guilford Mills, Inc.                               18,150           378
-    Gulf South Medical Supply, Inc.                    21,000           408
-    Gulfstream Aerospace Corp.                         36,800         1,086
-    Gymboree Corp.                                     10,740           257
-    HCIA, Inc.                                         10,800           362
-    HF Bancorp, Inc.                                   21,300           309
     HBO & Co.                                          51,754         3,565
     HCC Insurance Holdings, Inc.                       34,900           931
     HF Financial Corp.                                    400             9
-    HFS Inc.                                           79,245         4,596
-    HMN Financial, Inc.                                14,300           330
-    HMT Technology Corp.                               18,500           239
-    HNC Software, Inc.                                 16,700           635
     HRE Properties                                     12,600           224
-    HS Resources Inc.                                  25,601           362
     HSB Group Inc.                                     10,357           553
-    HSN Inc.                                           30,397           952
     HUBCO, Inc.                                        16,330           471
-    Hadco Corp.                                        12,949           845
-    Haemonetics Corp.                                  28,500           545
     Halliburton Co.                                    62,923         4,987
-    Halter Marine Group, Inc.                          10,068           242
     Hancock Fabrics, Inc.                              29,700           408
-    Handleman Co.                                      47,461           303
     M.A. Hanna Co.                                     25,950           748
     Hannaford Brothers Co.                             20,800           740
-    Harbinger Corp.                                    19,250           541
     Harcourt General, Inc.                             35,411         1,686
-    Harken Energy Corp.                               103,900           727
     John H. Harland Co.                                14,687           335
     Harley-Davidson, Inc.                              38,346         1,838
     Harleysville National Corp.                         9,009           280
     Harman International
        Industries, Inc.                                 8,781           370
     Harmon Industries, Inc.                            15,300           323





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Harnischfeger Industries Inc.                      24,435     $   1,014
-    Harrah's Entertainment, Inc.                       51,516           927
     Harris Corp.                                       19,523         1,640
-    Harry's Farmers Market, Inc.                        3,000            11
     Harsco Corp.                                       24,868         1,007
     Harte-Hanks Communications Co.                     18,600           549
     Hartford Financial Services
        Group Inc.                                      59,254         4,903
-    Hartmarx Corp.                                     13,100           108
     Harveys Casino Resorts                             17,900           314
     Hasbro, Inc.                                       64,479         1,830
-    Hauser, Inc.                                       39,100           215
     Haven Bancorp, Inc.                                 9,300           346
     Haverfield Corp.                                    6,270           164
     Hawaiian Electric Industries Inc.                  15,865           613
-    Hayes Wheels International, Inc.                   21,340           682
     Health Care Properties Investors                   14,800           522
-    HEALTHSOUTH Corp.                                 158,924         3,963
-    HealthCare COMPARE Corp.                           16,033           841
-    Health Management Associates
        Class A                                         53,459         1,524
-    Healthcare & Retirement Corp.                      22,200           741
     Healthcare Realty Trust Inc.                       19,500           544
-    Heartport Inc.                                     16,500           291
     Health and Retirement
        Properties Trust                                45,100           848
     Health Care REIT, Inc.                             22,100           537
-    Health Management Systems, Inc.                    22,397           103
-    Healthdyne Information
        Enterprises, Inc.                               61,200           161
-    Healthdyne Technologies, Inc.                      27,946           479
-    Heartland Express, Inc.                            19,492           457
-    Hechinger Co. Class A                              65,300           141
-    Hechinger Co. Class B                               5,118            16
-    Hecla Mining Co.                                   67,500           363
-    Heftel Broadcasting Corp.                           7,900           434
     HEICO Corp.                                         9,772           218
     Heilig-Meyers Co.                                  35,157           690
     H.J. Heinz Co.                                    185,705         8,566
     Helmerich & Payne, Inc.                            12,393           714
     Herbalife International, Inc.                      24,900           403
     Hercules, Inc.                                     51,081         2,446
-    Heritage Media Corp. Class A                       36,600           691
     Hershey Foods Corp.                                77,164         4,268
     Hewlett-Packard Co.                               523,100        29,294
-    Hexcel Corp.                                       15,100           260
     Hibernia Corp. Class A                             62,422           870
-    Highlands Insurance Group                          13,954           281
     Highwood Properties, Inc. REIT                     17,800           570
     Hilb, Rogal and Hamilton Co.                       19,000           323
     Hillenbrand Industries, Inc.                       34,800         1,653
-    Hills Stores Co.                                    9,900            34
     Hilton Hotels Corp.                               124,198         3,299
     Hollinger International, Inc.                      43,700           489
     Holly Corp.                                        13,600           337
-    Hollywood Casino Corp.                             55,400           168
-    Hollywood Entertainment Corp.                      23,029           530
-    Hollywood Park, Inc.                               25,400           370
-    Hologic, Inc.                                      16,400           438
-    Home Health Corp. of America                       12,000           116
     Home Depot, Inc.                                  242,129        16,692
     Homestake Mining Co.                               73,093           955
-    Homestead Village, Inc. REIT                       24,082           427
-    Homestead Village, Inc. REIT
        Warrants Exp. 10/29/97                           2,805            24
     HON Industries, Inc.                               15,500           686
     Honeywell, Inc.                                    63,579         4,824
     Horace Mann Educators Corp.                        12,100           593
-    Horizon/CMS Healthcare Corp.                       32,900           660
     Horizon Financial Corp.                            21,298           349
     Hormel Foods Corp.                                 38,500         1,035
     Hospitality Properties Trust REIT                  14,500           444
-    Host Marriott Corp.                               103,124         1,837
-    Host Marriott Services                             39,384           463
-    Hot Topic, Inc.                                    13,400           295
     Houghton Mifflin Co.                                7,100           474
     Household International, Inc.                      48,912         5,744
     Houston Industries, Inc.                          118,600         2,542
-    Hovnanian Enterprises Class A                      36,650           234
-    Hovnanian Enterprises Class B                       9,650            62
     Hubbell Inc. Class A                                7,600           317
     Hubbell Inc. Class B                               25,200         1,109
     Hudson Foods Inc. Class A                          33,300           543
     Hughes Supply, Inc.                                 7,826           313
-    Humana, Inc.                                       82,680         1,912
-    Human Genome Sciences, Inc.                        10,400           346
-    Hungarian Teleconstruct Corp.                      12,000            11
     Hunt Manufacturing Co.                             16,900           317
     J.B. Hunt Transport Services, Inc.                 15,147           228
     Huntington Bancshares Inc.                         71,462         2,104
-    Hutchinson Technology, Inc.                        18,300           444
     ICN Pharmaceuticals, Inc.                          15,194           436
-    Hyperion Software Corp.                            19,448           435
-    IA Corp.                                           20,100            58
     IBP, Inc.                                          49,300         1,146
-    IDX Systems Corp.                                   8,400           291
-    IEC Electronics Corp.                              33,718           464
     IES Industries, Inc.                               15,000           443
-    IGI, Inc.                                          17,090            75
-    IHOP Corp.                                          6,400           198
     IMC Global Inc.                                    47,907         1,677
-    IPC Information Systems, Inc.                      11,900           224
     IRT Property Co. REIT                              37,700           443
-    I-STAT Corp.                                       13,600           235
-    ITT Educational Services, Inc.                     25,400           630
     ITT Industries, Inc.                               60,173         1,549
-    ITT Corp.                                          58,495         3,572
-    IXC Communications, Inc.                           15,100           394
     Idaho Power Co.                                    18,700           587
-    Identix, Inc.                                      20,400           230
-    IDEX Corp.                                         14,025           463
-    IDEXX Laboratories                                 17,300           215
     IKON Office Solutions                              67,183         1,675
     Illinois Central Corp.                             30,850         1,078
     Illinois Tool Works, Inc.                         125,206         6,252
     Illinova Corp.                                     37,800           832
-    Imation Corp.                                      21,167           558
-    ImClone Systems, Inc.                              12,000            74
-    Immucor Inc.                                       26,946           269
-    Immunex Corp.                                      19,500           704
-    ImmuLogic Pharmaceutical Corp.                     67,600           211
-    Immune Response                                    51,317           398





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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Imo Industries, Inc.                               16,700     $      98
-    Imperial Bancorp                                   20,794           600
-    Impath, Inc.                                       15,600           429
-    Imperial Credit                                    26,526           546
-    Immunomedics Inc.                                  59,500           268
-    Inacom Corp.                                        9,200           287
-    INCYTE Pharmaceuticals, Inc.                        9,200           606
     Indiana Energy, Inc.                                9,600           235
-    Industri-Matematik
        International Corp.                             34,900           571
-    Informix Corp.                                     74,300           670
     Ingersoll-Rand Co.                                 55,309         3,415
-    Information Resources, Inc.                        22,835           325
     Inland Steel Industries, Inc.                      24,324           635
-    Innovative Gaming Corp.                            10,050            58
-    Input/Output, Inc.                                 19,300           350
-    Insilco Corp.                                       8,000           297
-    Insituform Technologies Class A                    50,500           312
-    INSO Corp.                                         14,300           297
-    Insurance Auto Auctions, Inc.                      21,900           204
-    Insignia Financial Group                           27,700           502
     Integon Corp.                                      20,120           503
-    Integrated Device Technology Inc.                  39,500           416
     Integrated Health Services, Inc.                   11,500           443
-    Integrated Process
        Equipment Corp.                                 20,424           517
-    Integrated Silicon Solution, Inc.                  29,000           221
-    Integrated Systems Consulting
        Group Inc.                                      24,984           276
-    Integrated Systems, Inc.                            8,400            98
     Intel Corp.                                       411,963        58,331
-    Intelidata Technologies Corp.                      59,700           287
-    Intelligent Electronics Inc.                       41,298           117
-    Intelligent Medical Imaging, Inc.                  34,500           229
-    Inter-Tel, Inc.                                    14,100           301
     Intercargo Corp.                                   20,300           240
     Intercel, Inc.                                     25,200           350
     Interface, Inc.                                    21,200           473
-    Interdigital Communications Corp.                  52,500           289
-    Intergraph Corp.                                   41,440           350
-    Interim Services, Inc.                              9,745           434
-    Interleaf, Inc.                                    35,600            52
     International Business
        Machines Corp.                                 521,532        47,036
-    International Dairy Queen, Inc.
        Class A                                         17,788           425
-    International Dairy Queen, Inc.
        Class B                                          2,300            56
     International Flavors &
     Fragrances, Inc.                                   55,774         2,817
-    International Family
        Entertainment, Inc. Class B                     22,075           759
     International Game Technology                      61,302         1,088
-    International Lottery & Totalizator
        Systems Inc.                                    54,900           111
     International Multifoods Corp.                     19,881           500
-    International Murex
        Technologies Corp.                              27,500           235
-    International Network Services                     15,400           400
     International Paper Co.                           151,446         7,355
-    International Rectifier Corp.                      26,700           497
     International Shipholding Corp.                     8,300           142
-    International Specialty
        Products, Inc.                                  49,500           696
-    International Technology                           28,025           214
-    Interneuron Pharmaceutical, Inc.                   19,000           384
     Interpublic Group of Cos., Inc.                    40,979         2,513
-    Intersolv                                          29,700           280
     Interstate Bakeries                                18,700         1,109
-    Interstate Hotels Co.                              17,300           509
-    InterVoice, Inc.                                   31,013           284
     Intimate Brands, Inc.                             127,700         2,682
-    Intuit, Inc.                                       23,000           527
     Invacare Corp.                                     12,557           292
-    Invision Technologies, Inc.                        22,400           274
     Investors Financial Services Corp.
        Class A                                         10,800           505
-    Iomega Corp.                                       63,500         1,262
-    Ionics, Inc.                                        7,500           341
     IPALCO Enterprises, Inc.                           22,450           702
     Irvine Apartment Communities,
        Inc. REIT                                       16,100           473
     Irwin Financial Corp.                              15,200           443
     ISCO, Inc.                                         22,485           190
-    ISIS Pharmaceuticals, Inc.                         28,226           414
-    Itron, Inc.                                        16,900           434
-    i2 Technologies, Inc                               12,000           370
-    IVAX Corp.                                         59,100           661
     JDN Realty Corp. REIT                               9,200           288
     JLG Industries, Inc.                               21,000           286
-    JMC Group Inc.                                      5,200             4
-    JP Foodservice, Inc.                               13,700           393
     JP Realty Inc. REIT                                18,400           499
     JSB Financial                                      10,401           458
-    JTS Corp.                                          79,144            54
-    Jabil Circuit, Inc.                                 8,900           744
     Jackpot Enterprises, Inc.                          17,300           197
-    Jacobs Engineering Group Inc.                      17,100           460
-    Jacor Communications, Inc.                         21,100           809
     James River Corp.                                  43,568         1,612
-    Jan Bell Marketing Inc.                            17,400            42
-    Jayhawk Acceptance Corp.                           30,100            46
     Jefferson Bankshares, Inc.                         12,800           461
     Jefferson Savings Bancorp, Inc.                     9,300           278
     Jefferson-Pilot Corp.                              35,277         2,465
-    Jefferson Smurfit Corp.                            54,400           877
     John Alden Financial Group                         25,500           534
     John Nuveen Co. Class A                            16,000           500
     Johns Manville Corp.                               80,700           953
     Johnson & Johnson                                 670,982        43,194
     Johnson Controls, Inc.                             41,494         1,704
-    Johnstown America Industries                       11,900            71
-    Jones Apparel Group, Inc.                          26,700         1,275
     Jones Medical Industries, Inc.                     14,000           665
     Jostens Inc.                                       18,640           499
-    JumboSports Inc.                                   30,650           117
     Juno Lighting, Inc.                                13,900           224
-    Just for Feet, Inc.                                13,276           231
     Justin Industries, Inc.                            33,260           428
-    KLA-Tencor Corp.                                   46,700         2,278
-    Kmart Corp.                                       243,577         2,984
     KN Energy, Inc.                                    15,079           635





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    K-III Communications Corp.                         64,200     $     770
     K2 Inc.                                            15,862           503
     K U Energy Corp.                                   18,800           642
-    K-V Pharmaceutical Co. Class A                      8,700           144
-    Kaiser Aluminum & Chemical Corp.                   34,100           418
     Kaneb Pipeline Partners, LP                        12,380           350
-    Kaneb Services, Inc.                              113,316           418
     Kansas City Life Insurance Co.                      3,500           279
     Kansas City Power & Light Co.                      31,000           885
     Kansas City Southern
        Industries, Inc.                                18,264         1,178
     Katy Industries, Inc.                              17,600           262
-    Katz Media Group                                   23,300           153
     Kaufman & Broad Home Corp.                         36,742           645
     Kaydon Corp.                                        9,400           466
-    Keane, Inc.                                        16,700           868
     Kellogg Co.                                       106,193         9,093
     Kelly Services, Inc. Class A                       17,937           563
-    KEMET Corp.                                        20,100           501
     Kennametal, Inc.                                   13,600           585
-    Kensey Nash Corp.                                  24,700           275
-    Kent Electronics Corp.                             19,800           726
     Kerr-McGee Corp.                                   24,253         1,537
     KeyCorp                                           113,740         6,355
-    Keystone Consolidated
        Industries, Inc.                                12,690           138
     Keystone Financial, Inc.                           26,643           833
     Keystone International, Inc.                       17,800           617
     Kimball International, Inc. Class B                10,100           406
     Kimberly-Clark Corp.                              284,868        14,172
     Kimco Realty Corp. REIT                            18,050           573
     Kinetic Concepts, Inc.                             17,668           319
     King World Productions, Inc.                       18,686           654
-    Knoll, Inc.                                         5,000           119
     Knight-Ridder, Inc.                                46,926         2,302
     Koger Equity, Inc. REIT                            24,600           449
-    Kohls Corp.                                        36,900         1,953
-    Komag, Inc.                                        25,400           417
-    The Kroger Co.                                    127,194         3,689
     Kuhlman Corp.                                      25,376           818
-    LCI International, Inc.                            39,626           867
     LG&E Energy Corp.                                  32,600           719
-    LHS Group, Inc.                                    12,200           535
     LTV Corp.                                          51,800           738
-    LS Capital Corp.                                    1,996             1
     LSI Industries Inc.                                21,518           286
-    LSI Logic Corp.                                    70,945         2,270
     LTC Properties, Inc.                               24,600           446
-    LTX Corp.                                          32,788           211
     La Quinta Inns Inc.                                38,838           850
     La-Z-Boy Inc.                                       1,200            43
-    Laboratory Corp. of America                       117,048           307
-    Ladd Furniture Inc.                                19,600           272
     Lafarge Corp.                                      32,500           796
-    Laidlaw Environmental
        Services, Inc.                                 112,674           338
-    LAM Research Corp.                                 14,850           551
     Lancaster Colony Corp.                             14,488           700
     Lance, Inc.                                        18,521           354
-    Lancer Corp.                                       26,190           648
     Landauer, Inc.                                     13,900           322
-    Lands' End, Inc.                                   15,600           462
-    Landry's Seafood Restaurants, Inc.                 19,700           453
-    Landstar System                                     2,800            79
-    Larscom, Inc. Class A                              29,600           316
-    Lason Holdings, Inc.                               15,800           445
-    Lattice Semiconductor Corp.                        11,250           635
     Estee Lauder Cos. Class A                          30,571         1,536
     Lawter International Inc.                          16,534           209
-    Layne Christensen Co.                              16,200           355
-    Lazare Kaplan International, Inc.                  16,700           280
-    Lear Corp.                                         33,500         1,487
-    Learning Co., Inc.                                 39,537           371
-    Learning Tree International, Inc.                   7,500           335
-    Lechters Corp.                                     52,100           225
-    LecTec Corp.                                        3,500            23
     Lee Enterprises, Inc.                              23,200           612
-    Legal Research Center, Inc.                         6,100             6
-    Legato Systems, Inc.                               21,500           400
     Leggett & Platt, Inc.                              46,400         1,995
     Legg Mason Inc.                                     9,200           495
     Lehman Brothers Holdings, Inc.                     50,599         2,049
     Lennar Corp.                                       17,900           572
     Leucadia National Corp.                            30,400           941
-    Level 8 Systems Inc.                               21,100           347
     Leviathan Gas Pipeline Co.                         18,300           444
-    Lexmark International Group, Inc.
        Class A                                         34,700         1,054
     Libbey, Inc.                                       13,900           487
     Liberty Corp.                                      10,700           436
     Liberty Financial Cos., Inc.                       14,300           713
     Liberty Property Trust REIT                        20,800           517
-    Life USA Holding, Inc.                             30,200           429
     Life Re Corp.                                      10,000           466
-    Lifecore Biomedical Inc.                           25,000           342
     Lillian Vernon Corp.                                1,400            24
     Eli Lilly & Co.                                   278,035        30,393
     Lilly Industries Inc. Class A                      23,268           468
     The Limited, Inc.                                 136,491         2,764
-    Lin Television                                     14,816           653
-    Lincare Holdings Inc.                              13,700           590
     Lincoln Electric Co. Class A                       12,024           457
     Lincoln National Corp.                             52,625         3,388
-    Lindsay Manufacturing Co.                           7,925           260
     Linear Technology Corp.                            37,496         1,937
-    Liposome Co., Inc.                                 24,361           217
     Litchfield Financial Corp.                         16,230           271
-    Littelfuse, Inc.                                   12,400           347
-    Litton Industries, Inc.                            23,369         1,129
-    Living Centers of America, Inc.                    15,200           600
     Liz Claiborne, Inc.                                35,487         1,655
     Lockheed Martin Corp.                              97,057        10,051
     Loews Corp.                                        57,771         5,784
-    Logan's Roadhouse, Inc.                            11,232           271
     Logicon, Inc.                                      12,100           641
-    Lone Star Steakhouse & Saloon                      20,600           537
     Long Island Bancorp, Inc.                          12,100           439
     Long Island Lighting Co.                           60,035         1,381
     Longs Drug Stores, Inc.                            20,290           531
     Longview Fibre Co.                                 26,730           444
-    Loral Space & Communications                       97,184         1,458





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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Loronix Information Systems                        27,100     $      91
-    Louis Dreyfus Natural Gas Corp.                    25,900           421
     Louisiana Land & Exploration Co.                   17,148           980
     Louisiana-Pacific Corp.                            54,264         1,146
     Lowe's Cos., Inc.                                  87,337         3,242
     Lubrizol Corp.                                     29,467         1,236
     Luby's Cafeterias, Inc.                             6,559           131
     Lucent Technologies, Inc.                         321,542        23,171
-    Lumisys, Inc.                                      20,300           128
-    L. Luria & Son, Inc.                                5,100             8
-    Lycos, Inc.                                           602             8
-    Lydall, Inc.                                       23,100           488
-    Lynx Therapeutics Inc.                                226             3
     Lyondell Petrochemical Co.                         40,846           891
-    M&F Worldwide Corp.                                29,279           256
     MAF Bancorp, Inc.                                  10,926           460
     MBIA, Inc.                                         21,900         2,471
     MBNA Corp.                                        167,901         6,149
     MCI Communications Corp.                          343,599        13,153
     MCN Corp.                                          33,200         1,017
-    MEMC Electronic Materials, Inc.                    20,300           665
     MGIC Investment Corp.                              59,530         2,854
     M/A/R/C, Inc.                                      12,200           235
-    MGM Grand Inc.                                     28,661         1,060
     ML Bancorp Inc.                                    27,100           520
     MMI Cos., Inc.                                      8,100           212
-    MRV Communications Inc.                            20,686           613
-    MTR Gaming Group Inc.                              36,700            48
     MTS Systems Corp.                                  17,590           529
     MacDermid, Inc.                                       387            18
-    MacFrugal's Bargains-
        Close-outs, Inc.                                15,100           411
     The Macerich Co. REIT                              16,700           463
-    Macromedia                                         14,123           122
     Madison Gas & Electric Co.                         12,400           255
-    Mafco Consolidated Group Inc.                      10,544           353
     Mafco Consolidated Group Inc.
        Rights Exp. 1/1/99                              29,279            13
-    Magellan Health Services, Inc.                     21,000           620
     Magna Group                                        17,913           622
-    Mail-Well, Inc.                                    29,850           851
     Maine Public Service Co.                           12,000           147
     Mainstreet Bankgroup, Inc.                         17,400           468
     Mallinckrodt, Inc.                                 37,492         1,425
     Manor Care Inc.                                    31,691         1,034
     Manpower Inc.                                      41,600         1,851
     Manufactured Home
        Communities, Inc. REIT                          23,900           551
     Mapco Inc.                                         27,900           879
-    Marcam Corp.                                       17,500           257
-    Marine Drilling Co., Inc.                          25,100           491
     Marion Capital Holdings                             4,600           106
     Mark IV Industries, Inc.                           32,789           787
-    Markel Corp.                                        4,400           563
-    Marquette Medical Systems Inc.                     18,204           400
     Marsh & McLennan Cos., Inc.                        82,004         5,853
     Marshall & Ilsley Corp.                            45,251         1,840
     Marriott International                             64,587         3,964
-    Marshall Industries                                13,628           508
-    Martek Biosciences Corp.                           11,700           135
     Martin Marietta Materials, Inc.                    23,326           755
-    Marvel Entertainment Group                         53,774           128
     Masco Corp.                                        80,953         3,380
     MascoTech Inc.                                     25,815           539
-    Mastec Inc.                                        12,967           614
-    Material Sciences Corp.                            18,850           291
-    Matria Healthcare, Inc.                            66,900           263
     Mattel, Inc.                                      149,684         5,071
-    Maxim Integrated Products, Inc.                    32,000         1,818
     May Department Stores Co.                         122,998         5,812
-    Maxicare Health Plans Inc.                         14,600           328
-    Maxxam Inc.                                         8,800           411
-    Maverick Tube Corp.                                17,100           646
     Maytag Corp.                                       49,688         1,298
-    McAfee Associates, Inc.                            24,154         1,523
     McClatchy Newspapers, Inc.                         19,175           563
     McCormick & Co., Inc.                              40,517         1,026
     McDermott International, Inc.                      28,107           820
-    J Ray McDermott SA                                 20,500           554
     McDonald's Corp.                                  351,619        16,988
     McDonnell Douglas Corp.                           106,533         7,298
     The McGraw-Hill Cos.                               50,170         2,951
     McKesson Corp.                                     22,297         1,728
-    McLeod, Inc.                                       18,100           609
-    McMoRan Oil and Gas                                87,400           300
-    McWorter Technologies Inc.                         16,600           396
     The Mead Corp.                                     26,620         1,657
-    Medaphis Corp.                                     31,416           317
-    Medar, Inc.                                        36,158           179
-    MedCath Inc.                                       21,200           318
-    Medco Research, Inc.                               24,500           236
-    Medcross, Inc.                                     16,600           147
     Medford Savings Bank                                9,899           288
     Media General, Inc. Class A                        13,400           536
-    Medic Computer Systems, Inc.                       17,400           388
-    Medical Alliance, Inc.                              5,000            25
-    Medicis Pharmaceutical Corp.                       13,575           676
-    MedImmune Inc.                                     11,500           216
     Meditrust                                          30,483         1,216
-    MedPartners Inc.                                   85,248         1,843
-    Medplus, Inc.                                      18,900           137
     Medtronic, Inc.                                   120,750         9,781
-    Mego Mortgage Corp.                                31,500           315
     Mellon Bank Corp.                                 129,906         5,862
-    Men's Wearhouse, Inc.                              13,950           442
     Mentor Corp.                                       16,481           489
-    Mentor Graphics Corp.                              59,400           550
     Mercantile Bancorp, Inc.                           38,927         2,365
     Mercantile Bankshares Corp.                        23,400           934
     Mercantile Stores Co., Inc.                        18,564         1,168
     Merck & Co., Inc.                                 607,317        62,857
     Mercury Finance Co.                                75,977           185
     Mercury General Corp.                              13,900         1,011
-    Mercury Interactive Corp.                          16,500           246
     Meredith Corp.                                     26,600           771
     Meridian Diagnostics, Inc.                         24,729           204
-    Merisel, Inc.                                      69,100           138
-    Meridian Gold Co.                                  84,800           371
-    Merix Corp.                                        10,800           183
     Merrill Corp.                                      13,600           490





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Merrill Lynch & Co., Inc.                         165,996     $   9,898
     Merry Land & Investment Co.,
        Inc. REIT                                       18,200           395
-    Mesa Air Group Inc.                                46,900           254
     Met-Pro Corp.                                      15,345           232
-    MetaCreations Corp.                                39,325           428
     Methode Electronics, Inc. Class A                   6,251           124
-    Metra Biosystems, Inc.                             36,300           175
-    Metrocall, Inc.                                    28,700           130
-    Metromail Corp.                                    23,100           572
-    Metromedia International
        Group, Inc.                                     28,700           362
-    Metzler Group, Inc.                                13,600           440
-    Fred Meyer, Inc.                                   14,400           744
     Michael Foods Group, Inc.                          23,100           432
-    Micrion Corp.                                      28,000           476
-    MICROS Systems, Inc.                               10,000           418
-    Microsoft Corp.                                   603,944        76,380
     Mid Am Inc.                                         8,368           154
-    Microchip Technology, Inc.                         26,250           780
-    Micro Warehouse Inc.                               22,500           386
-    Microfield Graphics, Inc.                          13,700            19
-    Micrografx, Inc.                                   14,100           103
-    Micron Electronics, Inc.                           47,300           845
-    Micron Technology, Inc.                           105,327         4,207
-    Microtouch Systems, Inc.                           12,499           289
-    Microwave Power Devices, Inc.                       3,300            16
-    Microwave Systems Corp.                            10,900            97
     Mid-America Realty Investments                     28,300           274
-    Mid Atlantic Medical Services, Inc.                29,800           464
     Mid Atlantic Realty Trust                          30,950           348
-    Mid-American Waste
        Systems, Inc.                                   60,300             2
     MidAmerican Energy Co.                             51,700           895
     Middlesex Water Co.                                19,200           324
-    Midway Games Inc.                                  32,500           695
     Millenium Chemicals, Inc.                          38,582           878
-    Millenia, Inc.                                      2,675             8
     Herman Miller, Inc.                                23,458           842
-    Miller Industries, Inc.                            16,900           270
     Millipore Corp.                                    21,489           946
-    Milwaukee Land Co.                                  7,700            75
     Mine Safety Appliances Co.                          3,900           241
     Minerals Technologies, Inc.                        11,900           446
-    MiniMed, Inc.                                      16,200           429
     Minnesota Mining &
        Manufacturing Co.                              210,679        21,489
     Minnesota Power & Light Co.                        16,600           504
-    Mirage Resorts, Inc.                               91,400         2,308
     Mississippi Chemical Corp.                         12,941           269
     Mitchell Energy & Development
        Corp. Class A                                   24,800           502
     Mitchell Energy & Development
        Corp. Class B                                      500            11
     Mobil Corp.                                       397,008        27,741
-    Mobile Telecommunications
        Technologies Corp.                              41,800           602
-    MobileMedia Corp.                                  25,900             8
     Modine Manufacturing Co.                           14,662           438
-    Mohawk Industries, Inc.                            16,500           373
-    Molecular Biosystems, Inc.                         38,500           347
     Molex, Inc.                                        63,470         2,319
-    Molten Metal Technology                            37,200           188
     The Money Store                                    28,359           811
     Monsanto Co.                                      295,982        12,746
     Montana Power Co.                                  27,100           628
     Monterey Resources, Inc.                           26,500           394
     J.P. Morgan & Co., Inc.                            93,136         9,721
-    Morgan Products Ltd.                               31,800           239
     Morgan Stanley, Dean Witter,
        Discover and Co.                               288,701        12,432
     Morrison Fresh Cooking Inc.                         2,718            13
     Morrison Health Care Inc.                          21,225           338
     Morton International, Inc.                         71,908         2,171
-    Mortons Restaurant Group                           22,344           444
-    Mosaix Inc.                                        23,695           326
     Mosinee Paper Corp.                                16,789           408
-    Mossimo, Inc.                                      25,900           191
     Motorola, Inc.                                    298,792        22,708
     Mueller (Paul) Co.                                  3,400           130
-    Mueller Industries Inc.                            10,884           476
-    MTL, Inc.                                          16,448           384
-    Multicare Cos., Inc.                               18,700           512
     Multigraphics Inc.                                 17,600            33
     Murphy Oil Corp.                                   23,000         1,121
-    Musicland Stores Corp.                             96,100           258
-    Mycogen Corp.                                      17,700           345
     Myers Industries, Inc.                             19,800           334
     Mylan Laboratories, Inc.                           60,150           887
     NAC Re Corp.                                        9,400           455
     NCH Corp.                                           7,200           450
-    NCI Building Systems, Inc.                         10,500           339
-    NCR Corp.                                          50,632         1,506
-    NFO Research Inc.                                  17,452           445
     NGC Corp.                                          75,000         1,158
     NIPSCO Industries, Inc.                            32,530         1,344
     N L Industries, Inc.                               44,400           644
-    NPC International Class A                          19,200           227
-    NRG Generating U.S. Inc.                            2,838            41
-    NS Group Inc.                                      89,900         1,068
-    NTL Inc.                                           14,700           364
     NUI Corp.                                           1,300            29
     NYMAGIC, Inc.                                      16,600           342
     Nabisco Holdings Corp. Class A                     25,700         1,025
-    Nabors Industries, Inc.                            47,600         1,190
     NACCO Industries, Inc. Class A                     10,165           574
     Nalco Chemical Co.                                 33,421         1,291
     Nash-Finch Co.                                     11,100           244
-    Nashua Corp.                                       21,114           230
-    National Auto Credit Inc.                          40,332           358
     National Bankcorp of Alaska Inc.                    5,800           494
-    National City Bancorporation                       13,737           296
     National City Corp.                               112,086         5,885
     National Community Bancorp                         25,304           563
     National Data Corp.                                13,011           564
     National Fuel Gas Co.                              19,200           805
     National Health Investors REIT                     12,300           483
-    National Instruments Corp.                          3,000           104
-    National Medical Financial
        Services Corp.                                  51,800           141
-    National-Oilwell, Inc.                              9,000           518
     National Presto Industries, Inc.                   10,437           421





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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    National Processing, Inc.                          48,400     $     496
-    National Semiconductor Corp.                       69,668         2,134
     National Service Industries, Inc.                  23,093         1,124
-    National Steel Corp. Class B                       41,200           693
     NationsBank Corp.                                 375,282        24,206
     Nationwide Financial
        Services, Inc.                                   5,000           133
     Nationwide Health Properties, Inc.                 21,800           480
-    Navigators Group, Inc.                              8,900           157
-    Nautica Enterprises Inc.                           19,749           523
-    Navistar International Corp.                       36,017           621
-    Neiman-Marcus Group Inc.                           25,745           676
-    Nellcor Puritan Bennett, Inc.                      32,340           588
     Thomas Nelson, Inc.                                32,250           447
-    Neoprobe Corp.                                     27,200           380
-    Neostar Retail Group                               33,300             1
-    NETCOM On-Line Communication
        Services, Inc.                                  22,400           332
-    NetManage, Inc.                                    52,400           155
-    Netscape Communications Corp.                      26,800           858
-    Network Appliance, Inc.                            12,200           463
-    Network General Corp.                              22,012           327
-    Neurogen Corp.                                     19,020           430
     Nevada Power Co.                                   23,648           503
     New England Electric System                        32,100         1,188
     New Jersey Resources Corp.                          4,600           144
-    New Mexico & Arizona Land Co.                      21,968           313
     New Plan Realty Trust REIT                         29,150           643
     New York Bancorp Inc.                              15,435           536
     New York State Electric &
        Gas Corp.                                       34,400           718
     New York Times Co. Class A                         48,817         2,416
-    Newcare Health Corp.                                  252             1
     Newell Co.                                         80,008         3,170
-    Newfield Exploration Co.                           16,500           330
     Newhall Land & Farming Co.                         23,100           500
     Newmont Gold Co.                                   55,632         2,222
     Newmont Mining Corp.                               78,938         3,079
-    Newpark Resources, Inc.                            15,000           506
     Newport News Shipbuilding Inc.                     29,857           580
-    News Communications, Inc.                             500             1
     NewSouth Bancorp, Inc.                              3,800            94
-    NEXTEL Communications                             120,996         2,288
-    NeXstar Pharmaceuticals Inc.                       18,441           260
-    Niagara Mohawk Power Corp.                         70,602           605
     NICOR, Inc.                                        25,552           917
     NIKE, Inc. Class B                                145,332         8,484
-    Nine West Group, Inc.                              18,000           687
     Noble Affiliates, Inc.                             28,064         1,086
-    Noble Drilling Corp.                               66,000         1,489
     NorAm Energy Corp.                                 68,448         1,044
-    Nord Resources Corp.                              111,900           350
     Nordson Corp.                                       9,000           581
     Nordstrom, Inc.                                    40,125         1,969
     Norfolk Southern Corp.                             62,819         6,329
     Norrell Corp.                                       9,500           314
-    Norstan, Inc.                                      15,700           253
-    Nortek, Inc.                                       18,200           439
     North American Mortgage Co.                        18,700           443
-    North American Vaccine, Inc.                       22,061           426
     North Carolina Natural Gas Corp.                    6,500           217
     North Fork Bancorporation, Inc.                    42,630           911
     Northeast Utilities                                62,600           599
     Northern States Power Co.                          35,194         1,821
     Northern Trust Corp.                               55,800         2,701
     Northrop Grumman Corp.                             29,271         2,570
-    Northwest Airlines Corp. Class A                   49,200         1,799
     Northwest Natural Gas Co.                           4,200           110
     Northwest Savings Bank                             27,600           431
     Norwest Corp.                                     186,308        10,480
-    Nova Corp. (Georgia)                               28,000           726
-    Nu Horizons Electronics Corp.                      34,900           288
-    NovaCare, Inc.                                     30,488           423
-    Nu-Kote Holding, Inc. Class A                      23,300            60
-    Novavax, Inc.                                      25,590           106
-    Novell, Inc.                                      172,932         1,197
-    Novellus Systems, Inc.                              8,100           699
-    Noxso Corp.                                        36,200            10
     Nucor Corp.                                        44,281         2,502
-    Nuevo Energy Co.                                    9,700           398
     Numerex Corp.                                      16,000            89
     NYNEX Corp.                                       221,729        12,777
     OEA, Inc.                                          10,100           399
     OGE Energy Corp.                                   20,000           910
-    OHM Corp.                                          16,800           142
-    OIS Optical Imaging Systems, Inc.                  77,400           186
-    Oak Technology, Inc.                               42,000           411
-    Oakley, Inc.                                       30,500           429
     Oakwood Homes Corp.                                23,000           552
-    Object Design, Inc.                                55,400           474
-    Objective Systems
        Integrators, Inc.                               17,900           155
     Occidental Petroleum Corp.                        166,136         4,164
-    OccuSystems, Inc.                                   2,000            58
-    Ocean Energy Inc.                                  15,500           717
     Ocean Financial Corp.                              12,300           435
-    Oceaneering International, Inc.                    24,890           460
-    Octel Communications Corp.                         25,200           590
     Ocwen Financial Corp.                               7,300           236
-    Office Depot, Inc.                                 77,825         1,513
-    OfficeMax Inc.                                     62,350           900
     Ogden Corp.                                        24,745           538
     Ohio Casualty Corp.                                17,344           761
     Ohio Edison Co.                                    75,895         1,655
     Oil-Dri Corp. of America                           18,275           294
-    Old Dominion Freight Line, Inc.                    24,315           337
     Old Kent Financial Corp.                           24,117         1,301
     Old National Bancorp                               12,423           550
     Old Republic International Corp.                   44,300         1,343
-    Olicom A/S                                          7,094           116
-    Olicom A/S Warrants Exp. 6/12/00                    2,859             8
     Olin Corp.                                         24,900           973
     Olsten Corp.                                       39,825           774
     Omnicare, Inc.                                     37,800         1,186
     Omnicom Group Inc.                                 40,700         2,508
     Omega Financial Corp.                              13,112           461
     Omega Healthcare Investors, Inc.                   12,500           409
-    Omnipoint Corp.                                    22,400           372
-    On Assignment, Inc.                                 8,900           348
     Onbancorp Inc.                                      6,100           311





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    ONCOR Inc.                                         48,031     $     192
     One Valley Bancorp of
     West Virginia Inc.                                 20,600           865
-    Oneita Industries                                  39,530            16
     ONEOK, Inc.                                        15,506           499
-    Ontrak Systems, Inc.                               18,300           547
-    Open Market, Inc.                                  26,500           348
-    Optical Cable Corp.                                38,200           449
     Optical Coating Laboratory, Inc.                   16,881           226
-    Oracle Corp.                                      339,150        17,074
     Orange-Co, Inc.                                    37,900           294
-    Oravax, Inc.                                       26,900            69
-    Orbital Sciences Corp.                             18,000           287
     Oregon Metallurgical Corp.                         15,725           442
     Oregon Steel Mills, Inc.                           24,500           488
-    Organogenesis, Inc.                                21,650           424
     Orion Capital Corp.                                 7,200           531
-    Ortel Corp.                                        16,400           293
-    Orthodontic Centers of
        America, Inc.                                   23,600           430
-    Oryx Energy Co.                                    52,329         1,105
     Otter Tail Power Co.                                5,502           180
-    Outback Steakhouse                                 23,800           575
     Outboard Marine Corp.                              20,752           368
-    Outdoor Systems, Inc.                              25,690           979
     Overseas Shipholding Group Inc.                    23,000           451
     Owens & Minor, Inc. Holding Co.                    31,950           477
     Owens Corning                                      25,981         1,120
-    Owens-Illinois, Inc.                               61,228         1,898
-    Oxford Health Plan                                 38,200         2,742
     Oxford Industries, Inc.                            15,900           451
-    Oxigene, Inc.                                       9,739           337
     PCA International, Inc.                            13,095           269
-    PDT, Inc.                                          11,000           400
     PECO Energy Corp.                                 111,074         2,333
-    PFF Bancorp, Inc.                                  25,800           487
     PG&E Corp.                                        207,962         5,043
-    PHP Healthcare Corp.                               22,700           298
-    PICO Holdings Inc.                                 52,102           234
-    PMC Sierra Inc.                                    27,046           708
     The PMI Group Inc.                                 17,500         1,092
-    PMT Services Inc                                   22,335           340
     PNC Bank Corp.                                    169,390         7,051
     PP&L Resources Inc.                                80,949         1,614
     PPG Industries, Inc.                               92,494         5,376
-    PRI Automation, Inc.                               13,000           493
     PXRE Corp.                                          8,988           276
     PACCAR, Inc.                                       38,712         1,798
     Pacific Century Financial Corp.                    20,400           944
     Pacific Enterprises                                42,257         1,421
-    Pacificare Health Systems Inc.
        Class A                                          5,574           338
     Pacificare Health Systems Inc.
        Class B                                         14,862           949
     PacifiCorp                                        148,823         3,274
-    Paging Network, Inc.                               50,400           443
     PaineWebber Group, Inc.                            46,200         1,617
-    Pairgain Technologies, Inc.                        31,900           495
     Pall Corp.                                         62,658         1,457
-    PanAmSat Corp.                                      6,875           201
-    Papa John's International, Inc.                    14,500           536
-    Paradigm Technology, Inc.                          18,800            15
-    Parametric Technology Corp.                        64,200         2,731
-    Parcplace-Digitalk Inc.                            22,600            26
     Park National Corp.                                   500            40
-    Park-Ohio Industries, Inc.                         12,200           184
     Parker & Parsley Petroleum Co.                     17,300           612
     Parker Hannifin Corp.                              37,812         2,295
-    ParkerVision, Inc.                                  3,900            78
     Parkway Properties Inc.                            11,250           302
-    PathoGenesis Corp.                                 17,400           506
     Patriot American Hospitality,
        Inc. REIT                                       22,300           569
-    Patterson Dental Co.                                2,700            92
     Paychex, Inc.                                      54,743         2,101
-    Payless ShoeSource, Inc.                           20,044         1,096
-    PEC Israel Economic Corp.                           4,600           110
-    Pediatrix Medical Group, Inc.                       1,700            78
-    Pegasystems Inc.                                   11,600           364
-    The Penn Traffic Co.                               42,400           334
     Penn Virginia Corp.                                 6,700           332
     Penncorp Financial Group Inc.                      14,000           539
     J.C. Penney Co., Inc.                             124,687         6,507
     Pennsylvania Enterprises Inc.                      16,234           415
     Pentair, Inc.                                      19,400           638
     Penwest Ltd.                                       16,491           543
     Pennzoil Co.                                       23,214         1,782
     Peoples Bank of Bridgeport                         29,850           776
     Peoples Energy Corp.                               17,313           648
     Peoples First                                       8,135           233
     Peoples Heritage Financial
        Group Inc.                                      19,141           723
-    PeopleSoft Inc.                                    54,100         2,850
     Pep Boys (Manny, Moe & Jack)                       29,973         1,021
     PepsiCo, Inc.                                     782,772        29,403
-    Perclose, Inc.                                      7,400           185
-    Performance Food Group Co.                         20,050           426
     Perkin-Elmer Corp.                                 22,201         1,766
-    Perrigo Co.                                        37,100           466
-    PerSeptive Biosystems                               9,500            57
-    Personnel Group of America, Inc.                   19,102           550
-    Pete's Brewing Co.                                 11,600            80
-    Petro Union, Inc.                                  35,900             2
-    Petrocorp, Inc.                                    38,778           342
     Petroleum Heat & Power Co.                         82,500           224
     Petrolite Corp.                                     6,500           402
-    PETsMART, Inc.                                     55,752           639
     Pfizer, Inc.                                      324,799        38,813
-    Pharmaceutical Markets                             26,700           287
-    Pharmaceutical Product
        Development, Inc.                               20,370           443
-    Pharmacopeia, Inc.                                 23,200           302
     Phelps Dodge Corp.                                 32,753         2,790
-    Philadelphia Consolidated
        Holding Corp.                                   11,300           377
     Philip Morris Cos., Inc.                        1,230,913        54,622
     Phillips Petroleum Co.                            132,403         5,793
     Phillips-Van Heusen Corp.                          15,800           237
-    Phoenix International Ltd., Inc.                   11,900           268
-    Phoenix Network, Inc.                              11,200            41
-    Photronics Labs Inc.                               12,302           584
-    PhyCor, Inc.                                       30,700         1,056





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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
-    Physician Corp. of America                         31,500     $     200
-    Physician Reliance Network, Inc.                   50,900           472
-    Physician Sales & Service, Inc.                    17,200           327
-    Physio-Control International Corp.                 15,600           234
-    PictureTel Corp.                                   14,600           139
     Piedmont Natural Gas, Inc.                         12,500           321
     Pier 1 Imports Inc.                                22,800           604
-    Pilgrim America Cap Corp.                          13,400           229
     Pinnacle Bancorp Group Inc.                         8,350           178
-    Pinnacle Micro Inc.                                22,600            26
     Pinnacle West Capital Corp.                        44,500         1,338
     Pioneer Group Inc.                                 16,600           383
     Pioneer Hi-Bred International, Inc.                41,624         3,330
     Pioneer Standard Electronics Inc.                  22,200           301
     Piper Jaffray Cos., Inc.                           23,100           474
     Pitney Bowes, Inc.                                 74,685         5,191
     Pitt Des Moines, Inc.                               3,900           127
-    Pittencrieff Communications, Inc.                  74,869           405
     Pittsburgh & West Virginia
        Railroad                                         3,000            22
     Pittston Brink's Group                             20,900           627
     Pittston Burlington Group                          20,750           584
     Pittway Corp. Class A                              10,634           529
-    Pixar, Inc.                                        19,600           307
-    PJ America Inc.                                    15,400           261
-    Plains Resources                                   27,883           411
-    Planet Hollywood International,
        Inc. Class A                                    47,900         1,099
-    Plantronics, Inc.                                  10,400           521
-    Platinum Software Co.                              28,400           296
-    PLATINUM technology, Inc.                          29,400           393
-    Playboy Enterprises Inc. Class B                   25,100           290
-    Playtex Products, Inc.                             34,400           323
     Plenum Publishing Corp.                             6,300           238
     Ply-Gem Industries, Inc.                           23,800           431
     Poe & Brown, Inc.                                   7,900           287
     Pogo Producing Co.                                 16,500           638
     Polaris Industries, Inc.                           12,800           417
     Polaroid Corp.                                     23,058         1,280
-    Policy Management Systems Corp.                    10,670           501
-    Polo Ralph Lauren Corp.                             7,500           205
     Popular Inc.                                       32,778         1,317
     Portland General Electric Co.                      26,300         1,044
     Post Properties, Inc. REIT                         11,400           462
     Potash Corp. of
        Saskatchewan, Inc.                               3,170           238
     Potlatch Corp.                                     14,396           651
     Potomac Electric Power Co.                         59,000         1,364
     Poughkeepsie Financial Corp.                       41,900           305
-    PowerCerv Corp.                                     4,600            15
     Praxair, Inc.                                      78,933         4,420
     Precision Castparts Corp.                          11,850           707
-    Precision Response Corp.                           21,600           351
     Premark International, Inc.                        31,067           831
     Premier Farnell PLC ADR                             9,318           147
     Premier Farnell PLC $1.35 Cvt.
        Pfd. ADR                                         7,507           168
-    Premisys Communications, Inc.                      22,200           351
-    Presstek, Inc                                       7,600           658
     T. Rowe Price                                      28,700         1,483
     Price REIT, Inc.                                   10,800           393
     Pride International Inc.                           24,600           590
-    Primadonna Resorts, Inc.                           19,462           376
-    Primark Corp.                                       9,369           249
     Prime Bancorp Inc.                                 10,930           269
-    Prime Energy Corp.                                  3,000            25
-    Prime Hospitality Corp.                            15,400           304
     Prime Retail, Inc. REIT                            29,100           392
-    Prime Service, Inc.                                25,000           798
     Primex Technologies, Inc.                          12,580           273
     Procter & Gamble Co.                              342,354        48,358
-    Proffitt's, Inc.                                   13,700           600
-    Progress Software Corp.                            15,400           247
     Progressive Corp. of Ohio                          36,100         3,141
-    Project Software &
        Development, Inc.                                8,300           120
-    Promus Hotel Corp.                                 25,890         1,003
     Protective Life Corp.                              15,300           769
-    Proteon Inc.                                       36,100            68
-    Protocol Systems, Inc.                             36,500           292
-    Provident American Corp.                           33,800           167
     Provident Cos., Inc.                               37,124         1,986
-    Providian Financial Corp.                          47,299         1,519
     Provident Financial Group                          30,275         1,294
-    Proxim, Inc.                                       14,400           348
-    Proxymed Pharmacy, Inc.                            35,250           344
-    PSINet, Inc.                                       36,300           275
     Public Service Co. of Colorado                     32,200         1,336
     Public Service Co. of New Mexico                   20,480           366
     Public Service Co. of
        North Carolina, Inc.                             5,000            96
     Public Service Enterprise
        Group Inc.                                     120,525         3,013
     Public Storage Properties XI
        Class A                                            800            16
     Public Storage, Inc. REIT                          47,400         1,386
     Puerto Rican Cement Co., Inc.                      10,100           329
     Puget Sound Energy Inc.                            48,163         1,276
     Pulitzer Publishing Co.                            11,266           597
     Pulte Corp.                                        17,008           588
-    Pure Atria Software Corp.                          19,257           273
-    QLogic Corp.                                       24,327           614
     Quaker Chemical Corp.                               9,500           165
-    Quaker City Bancorp, Inc.                          17,018           301
     The Quaker Oats Co.                                68,410         3,070
-    QUALCOMM, Inc.                                     33,300         1,695
-    Quality Food Centers Inc.                          12,368           470
-    Quality Systems, Inc.                              16,300           113
-    Quantum Corp.                                      65,100         1,324
-    Quest Diagnostics Inc.                             29,056           597
     Questar Corp.                                      20,285           819
     Quick & Reilly Group, Inc.                         18,631           433
-    QuickResponse Services, Inc.                       11,500           413
-    Quiksilver, Inc.                                   10,000           319
-    Quickturn Design Systems, Inc.                     20,400           241
-    Quintel Entertainment, Inc.                        33,400           547
-    Quintiles Transnational Corp.                      16,500         1,148
-    Quorum Health Group, Inc.                          24,600           876
     RFS Hotel Investors, Inc. REIT                     24,200           436
     RJR Nabisco Holdings Corp.                        136,419         4,502
     R.L.I. Corp.                                        9,700           353
     RPM Inc. (Ohio)                                    38,350           709
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Racotek, Inc.                                      21,300     $      47
-    RailTex, Inc.                                      14,606           260
-    Rainbow Technologies, Inc.                         11,500           213
-    Rainforest Cafe, Inc.                              17,650           445
-    Rambus Inc.                                         5,000           232
-    Ralcorp Holdings                                   18,657           275
     Ralston-Ralston Purina Group                       53,535         4,400
-    Ramtron International Corp.                        51,100           311
-    Rare Hospitality International Inc.                 7,800            96
-    Raster Graphics, Inc.                              33,300           237
-    Rational Software Corp.                            27,232           457
     Raychem Corp.                                      22,665         1,686
     Raymond Corp.                                      12,239           400
     Raymond James Financial, Inc.                      25,275           692
     Rayonier Inc.                                      14,375           605
     Raytheon Co.                                      119,322         6,085
-    Read-Rite Corp.                                    23,031           480
     Reader's Digest Assn., Inc. Class A                52,300         1,500
     Reader's Digest Assn., Inc. Class B                 1,500            42
-    Reading & Bates Corp.                              35,495           949
     Realty Income Corp. REIT                           21,200           557
     Reckson Associates Realty
        Corp. REIT                                      16,300           375
-    Recovery Engineering, Inc.                         20,400           337
-    Redhook Ale Brewery, Inc.                          17,000           117
     Redwood Trust, Inc.                                10,300           482
     Reebok International Ltd.                          27,608         1,291
     Regal-Beloit Corp.                                 16,300           427
-    Regal Cinemas, Inc.                                16,000           527
     Regis Corp.                                        34,794           815
-    Regency Health Services, Inc.                      28,400           437
     Regions Financial Corp.                            65,220         2,067
     Reinsurance Group of
        America, Inc.                                    8,200           472
     Reliable Life Insurance Co. Class A                 3,000           378
     Reliance Acceptance Group Inc.                     35,500           174
     Reliance Bancorp, Inc.                             14,800           436
     Reliance Group Holdings                            56,986           677
     Reliastar Financial Corp.                          20,549         1,503
-    Remedy Corp.                                       13,300           530
-    Renal Treatment Centers, Inc.                      10,400           280
-    Republic Industries, Inc.                         174,858         4,300
     Republic New York Corp.                            28,031         3,013
-    ReSound Corp.                                      52,700           300
-    Retirement Care Associates, Inc.                   31,800           394
-    Retix                                              31,809           155
-    Revlon, Inc.                                        9,500           492
-    Rexall Sundown, Inc.                               16,603           649
-    Rexel Inc.                                         26,500           490
     Reynolds & Reynolds Class A                        40,700           641
     Reynolds Metals Co.                                36,774         2,620
     Rhone-Poulenc Rorer, Inc.                          68,652         6,239
     Richfood Holdings, Inc.                            23,650           615
     Riggs National Corp.                               27,800           568
-    Right Management Consultants                       16,700           190
-    Rightchoice Managed Care, Inc.                     14,800           201
-    Rio Hotel and Casino, Inc.                         22,900           345
     Rite Aid Corp.                                     61,923         3,088
     Roadway Express Inc.                                7,358           170
-    Robert Half International, Inc.                    30,400         1,431
     Rochester Gas and Electric Corp.                   18,652           393
-    Rochester Medical Corp.                            14,950           209
     Rockwell International Corp.                      110,567         6,523
-    Rocky Mountain Chocolate
        Factory, Inc.                                   15,400            67
-    Rogers Corp.                                       10,500           370
     Rohm & Haas Co.                                    32,358         2,914
-    Rohr, Inc.                                         26,100           573
     Rollins, Inc.                                      13,550           273
     Rollins Truck Leasing                              14,600           217
     Roosevelt Financial Group                          21,234           472
     Roper Industries Inc.                               1,364            71
     Roslyn Bancorp, Inc.                               20,900           477
     Ross Stores, Inc.                                  24,712           807
-    Ross Technology, Inc.                              80,900           174
     Rouge Steel Co. Class A                            11,500           194
     Rouse Co.                                          32,900           971
-    Rowan Cos., Inc.                                   42,172         1,189
-    Royal Appliance
        Manufacturing Co.                               71,186           610
     Royal Caribbean Cruises, Ltd.                      31,800         1,111
-    Royal Grip, Inc.                                   11,600            40
     Rubbermaid, Inc.                                   75,867         2,257
-    Ruby Tuesday, Inc.                                 21,137           474
     Ruddick Corp.                                      31,700           523
     Russell Corp.                                      19,350           573
-    Rutherford-Moran Oil Corp.                         23,800           561
-    Ryan's Family Steak Houses, Inc.                   41,515           354
     Ryder System, Inc.                                 39,166         1,292
-    S&K Famous Brands Inc.                              6,200            69
     SBC Communications Inc.                           461,975        28,585
-    SCI Systems, Inc.                                  15,258           973
-    SDL, Inc.                                          19,650           376
     SEI Corp.                                          18,800           456
     SJW Corp.                                           5,800           305
-    SMC Corp.                                          21,200           170
-    SPS Technologies, Inc.                              6,476           458
-    SPS Transaction Services                           25,800           477
     SPX Corp.                                           9,800           635
-    S3, Inc.                                           22,900           251
-    Sabratek Corp.                                     13,300           374
     SAFECO Corp.                                       63,535         2,968
-    Safeguard Health Enterprises, Inc.                 16,035           172
-    Safeguard Scientifics, Inc.                        15,594           496
-    Safeskin Corp.                                     22,700           669
     Safety-Kleen Corp.                                 30,309           511
-    Safeway, Inc.                                     128,464         5,925
     St. Francis Capital Corp.                          11,200           424
     St. Joe Corp.                                      15,100         1,265
     St. John Knits, Inc.                                8,100           437
-    St. Jude Medical, Inc.                             45,759         1,785
     St. Mary Land & Exploration Co.                    18,728           654
     St. Paul Bancorp, Inc.                             19,371           644
     St. Paul Cos., Inc.                                41,882         3,194
-    Saks Holdings, Inc.                                31,400           785
     Salient 3 Communications Class A                   19,700           244
     Salomon, Inc.                                      54,620         3,038
-    Samsonite Corp.                                    10,300           455
-    Sanchez Computer
        Associates, Inc.                                31,060           285
-    SanDisk Corp.                                      32,100           471
-    Sanmina Corp.                                       8,300           520
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
     Santa Anita Realty Enterprises                     19,600     $     609
-    Santa Fe Energy Resources, Inc.                    49,262           724
-    Santa Fe International Corp.                        2,500            85
     Santa Monica Bank                                  19,400           410
     Sara Lee Corp.                                    241,797        10,065
-    Satcon Technology Corp.                            26,893           262
     Savannah Foods & Industries, Inc.                  25,500           448
     Sbarro, Inc.                                        3,909           108
     SCANA Corp.                                        52,700         1,308
-    Henry Schein, Inc.                                  9,500           294
-    R. P. Scherer Corp.                                11,774           608
     Schering-Plough Corp.                             372,262        17,822
     Schlumberger Ltd.                                 123,954        15,494
     Schnitzer Steel Industries, Inc.
        Class A                                          4,400           129
-    Scholastic Corp.                                   16,400           573
-    Schuler Homes Inc.                                 33,800           196
     A. Schulman Inc.                                   18,593           460
     Charles Schwab Corp.                               88,136         3,586
     Schweitzer-Mauduit
        International, Inc.                             14,237           534
-    Sciclone Pharmaceuticals                            5,900            30
     Scientific-Atlanta, Inc.                           38,092           833
-    Scientific Games Holdings Corp.                    10,500           217
-    Scios, Inc.                                        45,700           286
-    Scopus Technology, Inc.                            20,100           448
-    Scotts Co.                                         18,500           537
     E.W. Scripps Co.                                   40,276         1,676
     Seacoast Banking Corp. of Florida
        Class A                                         10,200           307
-    Seagate Technology                                124,102         4,367
-    SEACOR SMIT Inc.                                    6,500           340
-    Seagull Energy Corp.                               31,352           549
-    Sealed Air Corp.                                   21,200         1,007
     Sealright Co.                                      24,600           292
     Sears, Roebuck & Co.                              196,887        10,583
-    Seattle FilmWorks, Inc.                            29,500           348
-    Secure Computing Corp.                             19,700           118
     Security Capital Corp.                              7,100           671
     Security Capital Atlantic Inc.                     20,400           488
     Security Capital Industrial
        Trust REIT                                      49,083         1,055
     Security Capital Pacific Inc. REIT                 38,269           875
     Security Connecticut Corp.                          2,200           121
-    Security Dynamics
        Technologies, Inc.                              17,100           629
-    Security First Network Bank                        29,364           200
     Sensormatic Electronics Corp.                      36,938           476
-    Sepracor Inc.                                      10,000           257
-    Sequa Corp. Class A                                12,344           696
-    Sequana Therapeutics, Inc.                         13,400           145
-    Sequent Computer Systems, Inc.                     28,100           593
-    SEQUUS Pharmaceuticals, Inc.                       27,800           175
     Service Corp. International                       118,456         3,894
-    Service Merchandise Co., Inc.                      93,550           281
-    ServiceMaster LP                                   14,924           339
     Shared Medical Systems Corp.                       11,563           623
     Shaw Industries, Inc.                              66,200           703
     Sherwin-Williams Co.                               85,760         2,648
-    Shiva Corp.                                        31,700           332
-    Shoe Carnival, Inc.                                39,000           388
     Shopko Stores, Inc.                                23,445           598
-    Shoney's Inc.                                      70,806           420
-    Shorewood Packaging                                 9,200           210
-    ShowBiz Pizza Time, Inc.                           16,300           431
     Showboat, Inc.                                     14,284           249
-    Shuffle Master, Inc.                               25,217           209
     Shurgard Storage Centers, Inc.
        Class A REIT                                    12,800           358
-    Siebel Systems, Inc.                               16,600           536
     Sierra Pacific Resources                           14,800           474
     Sigma-Aldrich Corp.                                50,754         1,776
-    Signal Technology Corp.                            41,653           260
     Signet Banking Corp.                               30,008         1,080
     SIG Corp.                                          12,600           320
-    Silicon Gaming, Inc.                               22,400           293
-    Silicon Graphics, Inc.                             89,738         1,346
-    Silicon Valley Bancshares                           5,700           258
-    Silicon Valley Research, Inc.                      12,100            12
     Simmons First National                             13,050           390
     Simon DeBartolo Group, Inc. REIT                   49,372         1,580
-    Sirco International Corp.                          74,600           448
-    SITEL Corp.                                        29,700           613
     Sirrom Capital Corp.                               14,200           490
-    Sizzler International                             118,725           349
     Sizzlers Property Investors, Inc.                  29,300           302
     Skaneateles Bancorp, Inc.                          14,800           308
     A.O. Smith Corp.                                   16,400           583
-    Smith International, Inc.                          19,800         1,203
-    Smith Technology Corp.                              3,600             1
-    Smithfield Foods, Inc.                             10,800           665
-    Smith's Food & Drug Centers, Inc.
        Class B                                         14,870           797
     J.M. Smucker Co. Class A                           23,700           515
     J.M. Smucker Co. Class B                            2,500            54
-    Snyder Communications, Inc.                        17,400           469
     Snap-On Inc.                                       30,518         1,202
-    Software Publishing Corp. Hld.                      6,352            14
-    Software Spectrum, Inc.                            16,100           210
-    Sofamor Danek Group, Inc.                          11,900           544
-    Sola International, Inc.                           11,300           379
-    Solectron Corp.                                    28,500         1,997
-    Solv-Ex Corp.                                      32,466           110
     Sonat, Inc.                                        43,660         2,238
-    Sonic Corp.                                        13,050           289
     Sonoco Products                                    44,460         1,353
     Sotheby's Holdings Class A                         28,500           481
     Southdown, Inc.                                    14,900           650
     Southern California Water Co.                      15,400           377
     Southern Co.                                      339,623         7,429
     Southern New England
        Telecommunications Corp.                        32,600         1,267
-    Southern Union Co.                                 17,819           408
-    Southland Corp.                                   200,800           675
     SouthTrust Corp.                                   49,089         2,034
     Southwest Airlines Co.                             73,623         1,905
     Southwest Bancshares, Inc.                         15,474           329
     Southwest Gas Corp.                                27,300           543
     Southwestern Energy Co.                            32,000           416
     Southwestern Public Service Co.                    21,100           829
     Sovereign Bancorp, Inc.                            32,040           490
     Sovran Self Storage, Inc. REIT                     12,600           369





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    SpaceLabs Medical, Inc.                            10,939     $     278
-    Spacetec IMC Corp.                                 17,900            59
-    Spaghetti Warehouse, Inc.                           4,400            26
     Spartan Motors, Inc.                               27,700           213
-    Specialty Chemical
        Resources, Inc.                                 29,400            48
-    SpecTran Corp.                                     19,700           378
-    Spectranetics Corp.                                26,400            85
-    Spectrum Holobyte                                  52,700           255
-    Speedfam International, Inc.                       13,400           483
-    Speedway Motorsports, Inc.                         21,100           459
-    Spelling Entertainment                             66,700           459
-    Spiegel, Inc. Class A                              47,100           318
     Spieker Properties, Inc. REIT                      21,300           749
-    The Sports Authority, Inc.                         13,200           257
     Springs Industries Inc. Class A                    10,465           552
     Sprint Corp.                                      217,246        11,433
-    Spyglass, Inc.                                     21,200           175
-    Stac, Inc.                                         35,830           130
-    Standard Commercial Tobacco Co.                    16,871           293
     Standard Financial, Inc.                           18,300           452
-    Standard Microsystem                               17,300           152
     Standard Motor Products, Inc.                      22,400           308
     Standard Products Co.                              17,000           429
     The Standard Register Co.                          14,113           432
     Stanhome, Inc.                                     13,100           431
     The Stanley Works                                  45,062         1,802
-    Staples, Inc.                                      80,677         1,871
     Star Banc Corp.                                    43,588         1,842
-    Starbucks Corp.                                    38,500         1,503
     L. S. Starrett Co. Class A                         10,800           344
-    Starter Corp.                                      43,600           196
     State Auto Financial Corp.                         13,350           305
     Starwood Lodging Trust REIT                        22,450           958
     State Street Corp.                                 80,884         3,741
-    Station Casinos, Inc.                               4,000            34
-    Steel Dynamics, Inc.                               23,800           599
-    Stein Mart, Inc.                                   17,950           541
     Stepan Co.                                          7,500           185
     Stephan Co.                                        17,650           190
-    STERIS Corp.                                       16,649           620
-    Sterling Commerce, Inc.                            44,285         1,456
-    Sterling Software, Inc.                            19,500           609
     Stewart & Stevenson
        Services, Inc.                                  16,218           423
     Stewart Enterprises, Inc. Class A                  19,700           825
     Stone Container Corp.                              50,013           716
-    Stone Energy Corp.                                 15,400           422
     Storage USA, Inc. REIT                             13,400           513
     Storage Trust Realty REIT                          15,600           413
-    Storage Technology Corp.                           30,455         1,355
-    Strategic Distribution, Inc.                       48,378           184
-    Stratosphere Corp.                                 75,400            20
-    Strattec Strategy Corp.                            18,605           379
-    Stratus Computer, Inc.                             15,700           785
-    StreamLogic Corp.                                  34,100             2
     Stride Rite Corp.                                  41,726           537
-    Structural Dynamics
        Research Corp.                                  16,200           426
     Stryker Corp.                                      48,100         1,685
     Student Loan Corp.                                  9,900           420
     Student Loan Marketing Assn.                       29,097         3,695
-    Submicron Systems Corp.                            48,900           142
     Sullivan Dental Products, Inc.                     18,600           342
     Sumitomo Bank of California                        16,600           485
     Summit Bancorp                                     50,735         2,543
-    Summit Care Corp.                                  16,000           218
-    Summit Technology, Inc.                            44,800           298
-    Sun Coast Industries, Inc.                          6,300            25
     Sun Communities, Inc. REIT                         15,200           510
     Sun Co., Inc.                                      36,314         1,126
-    Sun Microsystems, Inc.                            184,504         6,867
-    Sunbelt Nursery Group, Inc.                         3,500             4
     SunAmerica Inc.                                    60,500         2,949
-    Sun Healthcare Group, Inc.                         30,700           639
     Sunbeam Corp.                                      42,500         1,604
     Sundstrand Corp.                                   30,100         1,625
-    SunGard Data Systems, Inc.                         21,300           990
-    Sunglass Hut International, Inc.                   21,326           135
-    Sunrise Medical, Inc.                              24,300           368
     SunTrust Banks, Inc.                              112,039         6,169
-    SuperGen, Inc.                                     28,200           414
     Superior Industries
        International, Inc.                             11,550           306
     Superior Surgical Manufacturing
        Co., Inc.                                        5,600            66
     SuperValu Inc.                                     33,149         1,144
-    Supreme International Corp.                        12,800           202
     Susquehanna Bancshares, Inc.                       12,300           483
-    Swift Energy Co.                                   12,800           306
-    Swift Transportation Co., Inc.                     13,600           405
-    Swing-n-Slide Corp.                                25,397            92
-    Sybase, Inc.                                       39,220           581
-    Sybron International Corp.                         23,996           957
     Sykes Enterprises, Inc.                            13,800           357
-    Sylvan Learning Systems, Inc.                      12,000           407
-    Symantec Corp.                                     27,788           543
     Symbol Technologies, Inc.                          19,450           654
-    Symmetricom Inc.                                   18,200           263
-    Syms Corp.                                         36,600           364
-    Synagro Technologies Inc.                           8,046            19
     Synalloy Corp.                                      6,200           107
-    Syncor International Corp.                         28,300           292
-    Synopsys, Inc.                                     29,129         1,075
-    Synetic, Inc.                                       7,900           291
     Synovus Financial Corp.                            88,275         2,433
     Sysco Corp.                                        89,354         3,261
-    System Software Associates, Inc.                   39,200           298
-    TBC Corp.                                          38,450           327
     TCA Cable Television, Inc.                         15,800           593
     TCF Financial Corp.                                17,900           884
-    TCI Satellite Entertainment, Inc.
        Class A                                         56,455           446
-    TCI Satellite Entertainment, Inc.
        Class B                                            420             3
-    TCSI Corp.                                         23,921           124
     TECO Energy, Inc.                                  58,600         1,498
     TIG Holdings, Inc.                                 26,300           822
     TJX Cos., Inc.                                     77,768         2,051
     TNP Enterprises, Inc.                              17,000           394
-    T.P.I. Enterprises, Inc.                           31,100             5
-    TRO Learning, Inc.                                 20,600           185
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
     TRW, Inc.                                          63,906     $   3,631
-    TST Impreso, Inc.                                  32,800           461
-    Talbert Medical
        Management Holdings                                821            37
     Talbots Inc.                                       17,200           585
     Tambrands, Inc.                                    18,323           914
-    Tandem Computers, Inc.                             59,130         1,197
     Tandy Corp.                                        29,598         1,657
     Tanger Factory Outlet Centers, Inc.                12,411           334
     Taubman Co. REIT                                   37,700           500
-    Tech Data Corp.                                    21,522           676
     Tech/Ops Sevcon, Inc.                               5,000            66
-    Tech-Sym Corp.                                     11,302           377
-    Techne                                                600            18
-    Technical Chemicals and
        Products, Inc.                                   5,500            52
-    Technology Solutions Co.                           15,278           603
-    Tecnol Medical Products Inc.                        6,400           142
     Tecumseh Products Co. Class A                      11,300           677
-    Telco Systems, Inc.                                 7,100            63
-    Tejas Gas Corp.                                     9,870           387
     Tektronix, Inc.                                    16,520           991
-    Tel-Save Holdings, Inc.                            31,000           471
-    Tele-Communications, Inc.
        Class A                                        329,270         4,888
-    Tele-Communications, Inc.
        Class B                                          4,200            67
-    Tele-Communications
        International, Inc. Series A                    59,100           905
     Teleflex Inc.                                      18,126           566
     Telephone & Data Systems, Inc.                     30,600         1,161
-    Tellabs, Inc.                                      90,088         5,028
     Telxon Corp.                                       22,700           407
-    Telular Corp.                                      48,600           169
     Temple-Inland Inc.                                 27,626         1,492
-    Teletech Holdings Inc.                             27,600           724
-    Tenet Healthcare Corp.                            152,145         4,498
     Tenneco, Inc.                                      85,935         3,883
-    Teradyne, Inc.                                     41,429         1,626
     Terra Industries, Inc.                             37,950           441
     Texaco Inc.                                       133,036        14,468
     Texas Industries, Inc.                             22,000           584
     Texas Instruments, Inc.                            95,851         8,057
     Texas Regional Bancshares, Inc.                     8,900           372
     Texas Utilities Co.                               112,910         3,888
     Textron, Inc.                                      83,512         5,543
-    Theragenics Corp.                                  32,142           735
-    Thermedics Detection Inc.                          22,795           274
-    Thermo Cardiosystems Inc.                          19,750           514
-    Thermo Ecotek Corp.                                16,950           262
-    Thermo Electron Corp.                              75,362         2,591
-    Thermo Fibertek, Inc.                              51,625           529
-    Thermo Instrument Systems, Inc.                    49,418         1,513
     Thermo Remediation, Inc.                           16,400           115
-    Thermo TerraTech, Inc.                             30,800           350
-    Thermo VolTek                                      27,450           192
-    ThermoLase Corp.                                   37,300           525
-    Thermotrex Corp.                                    7,700           192
-    Thermedics, Inc.                                   15,950           250
     Thiokol Corp.                                       9,400           658
     Thomas & Betts Corp.                               26,927         1,415
-    Thompson PBE, Inc.                                 18,900           100
     Thor Industries, Inc.                              14,000           348
     Thornburg Mortgage Asset Corp.                     21,700           467
-    3Com Corp.                                        164,510         7,398
-    360 Communications Co.                             61,549         1,054
     Tidewater, Inc.                                    30,000         1,320
     Tiffany & Co.                                      17,068           788
     Timberline Software Corp.                          49,832           458
     Time Warner, Inc.                                 285,953        13,797
     Times Mirror Co.                                   20,009           620
     Times Mirror Co. Class A                           46,816         2,587
     The Timken Co.                                     30,890         1,099
     Titan International Inc.                           22,350           394
-    Titanium Metals Corp.                              15,200           480
     Toastmaster, Inc.                                  10,300            35
-    Today's Man Inc.                                   38,300           144
-    Todd Shipyards Corp.                               48,747           201
-    Todhunter International, Inc.                      19,300           144
-    Toll Brothers, Inc.                                28,700           527
     Tootsie Roll Industries, Inc.                      11,245           500
-    The Topps Co., Inc.                                73,997           312
     Torch Energy Royalty Trust                         25,900           277
     Torchmark Corp.                                    35,198         2,508
     The Toro Co.                                       13,100           496
     Tosco Corp.                                        79,258         2,373
-    Total Control Products, Inc.                       30,400           258
     Total Petroleum
        (North America) Ltd.                            40,100           396
-    Total Renal Care Holdings, Inc.                    13,400           539
-    Total-Tel USA
        Communications, Inc.                             2,640            48
-    Tower Automotive, Inc.                             11,200           482
     Total System Services, Inc.                        64,624         1,571
     Town & Country Trust REIT                          25,100           386
-    Toy Biz                                             7,800            64
-    Toys R Us, Inc.                                   146,101         5,114
-    Tractor Supply Co.                                 15,700           279
-    Trak Auto Corp.                                    17,500           197
-    Trans World Airlines                               45,897           402
-    Transaction Systems
        Architects, Inc.                                11,700           403
     Transamerica Corp.                                 33,407         3,126
     Transatlantic Holdings                             11,400         1,131
     Transocean Offshore, Inc.                          26,000         1,888
     TransPro Inc.                                      25,725           223
-    TransTexas Gas Corp.                               37,100           582
     Travelers Property Casualty Corp.                  35,800         1,428
-    Transworld Healthcare Inc.                         32,226           328
     Travelers Group Inc.                              321,912        20,301
     Tredegar Industries Inc.                            8,800           488
-    Tremont Corp.                                       9,246           406
     Trenwick Group Inc.                                 8,400           318
-    Triangle Pacific Corp.                             15,800           502
-    Triad Guaranty, Inc.                               10,350           470
-    Triarc Cos., Inc. Class A                          13,400           273
     Tribune Co.                                        62,494         3,004
-    Trigon Healthcare, Inc.                            21,200           514
     TriMas Corp.                                       20,600           579
-    Trimble Navigation Ltd.                            28,700           511
     Trinity Industries, Inc.                           21,050           668
-    TriQuint Semiconductor, Inc.                        2,700            92
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     True North Communications                          24,800     $     614
-    Trump Hotels & Casino
        Resorts, Inc.                                    9,400           101
     The Trust Co. of New Jersey                        25,200           484
     Trustco Bank                                       20,320           433
     Trustmark Corp.                                    17,600           499
-    Tucson Electric Power Co.                          33,080           480
-    Tuesday Morning, Inc.                              23,247           463
     Tupperware Corp.                                   30,782         1,124
     20th Century Industries of CA                      25,700           540
     Tyco International Ltd.                            83,968         5,841
-    Tyler Corp.                                       108,700           224
     Tyson Foods, Inc.                                 109,069         2,079
-    UAL Corp.                                          30,080         2,153
-    UCAR International, Inc.                           23,600         1,080
     UGI Corp. Holding Co.                              15,900           352
-    UICI                                               21,900           645
     UMB Financial Corp.                                10,122           438
     UST Corp.                                          21,000           469
     UST Inc.                                           94,146         2,613
     USX-Marathon Group                                144,746         4,180
-    USA Waste Service                                  75,665         2,923
     UNR Industries, Inc.                               43,800           298
     UNUM Corp.                                         73,854         3,102
-    URS Corp.                                          24,700           324
-    United States Can Co.                              19,909           284
     USF&G Corp.                                        58,883         1,413
-    USG Corp.                                          23,100           843
     USX Delhi Group                                    20,500           269
     USX-U.S. Steel Group                               42,087         1,476
-    Ultrafem, Inc.                                     17,967           248
     Ultramar Diamond Shamrock Corp.                    38,136         1,244
-    Ultratech Stepper, Inc.                            17,000           388
     Unifi, Inc.                                        31,150         1,164
     UniFirst Corp.                                     17,400           348
     Uniforce Services Inc.                              9,200           167
     Unicom Corp.                                      109,209         2,430
-    Unigene                                            28,300           134
-    Unilab Corp.                                       19,400            22
     Union Camp Corp.                                   35,429         1,771
     Union Carbide Corp.                                64,346         3,028
     Union Electric Co.                                 51,672         1,947
     Union Pacific Corp.                               123,397         8,699
     Union Pacific Resources
        Group, Inc.                                    125,758         3,128
     Union Planters Corp.                               32,380         1,680
     Union Texas Petroleum
        Holdings, Inc.                                  43,100           902
     UnionBanCal Corp.                                  27,500         1,985
-    Uniphase Corp.                                      8,000           464
-    Uniroyal Technology Corp.                           1,000             4
     Unisource Worldwide, Inc.                          32,941           527
-    Unisys Corp.                                       86,580           660
     United Asset Management Corp.                      34,500           977
     United Carolina Bancshare Corp.                    12,300           636
     United Cos. Finance Corp.                          13,617           385
-    United Capital Corp.                               24,900           409
     United Dominion Industries Ltd.                    23,000           565
     United Dominion Realty Trust REIT                  44,700           634
     United Healthcare Corp.                            92,746         4,823
     United Illuminating Co.                            14,100           435
-    United International Holdings, Inc.
        Class A                                         39,200           404
-    United Meridian Corp.                              16,900           507
     United Mobile Homes, Inc.                          22,600           256
     United National Bancorp                             4,982           199
-    United Payors & United
        Providers, Inc.                                 22,900           306
     U.S. Bancorp                                       75,819         4,864
-    U.S. Bioscience                                    24,487           236
-    U.S. Cellular Corp.                                43,000         1,274
-    U.S. Energy Corp.                                  22,960           194
-    U.S. Filter Corp.                                  35,584           970
-    US Airways Group Inc.                              32,763         1,147
-    U.S. Home Corp.                                    14,800           393
-    U.S. Industries, Inc.                              25,000           891
-    U.S. Long Distance Corp.                           31,864           548
-    U.S. Office Products Co.                           30,000           914
-    U.S. Satellite Broadcasting Co.,
        Inc. Class A                                    44,600           371
     U.S. Surgical Corp.                                34,665         1,291
     U S WEST
        Communications Group                           241,001         9,083
-    U S WEST Media Group                              313,664         6,352
     U. S.Trust Corp.                                   15,102           705
     United Technologies Corp.                         119,518         9,920
     United Television, Inc.                             5,500           538
-    United Waste Systems, Inc.                         21,200           868
     United Wisconsin Services, Inc.                    12,400           418
     Unitrin, Inc.                                      18,500         1,134
-    Unitrode Corp.                                     13,411           676
     Universal Corp.                                    17,300           549
-    Universal Electronics, Inc.                        18,400           127
     Universal Foods Corp.                              12,213           466
-    Universal Outdoor Holdings, Inc.                   11,600           405
-    Universal Health Services Class B                  15,700           604
-    Univision Communications Inc.                      22,000           861
     Unocal Corp.                                      126,017         4,891
-    Uranium Resources, Inc.                            42,832           249
     Urban Shopping Centers, Inc. REIT                  14,800           472
-    UROHEALTH Systems, Inc. Class A                    16,271            98
-    Urocor, Inc.                                       28,500           262
-    UroQuest Medical Corp.                             45,700           286
     US Bancorp, Inc.                                    6,200           336
-    USDATA Corp., Inc.                                 21,803            79
     UtiliCorp United, Inc.                             25,600           746
     VF Corp.                                           31,844         2,699
-    VLSI Technology, Inc.                              22,500           531
-    V-One Corp.                                        42,800           214
-    VTEL Corp.                                         25,438           156
-    VWR Scientific Products Corp.                      21,600           348
-    Valassis Communications, Inc.                      20,600           494
     Valhi, Inc.                                        56,600           460
-    Valence Technology                                 35,300           303
     Valero Energy Corp.                                23,800           863
     Valley National Bancorp                            21,706           589
-    ValuJet Inc.                                       54,100           376
     Valspar Corp.                                      22,000           652
-    Value City Department Stores, Inc.                 46,900           381
-    Value Health, Inc.                                 27,372           554
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                                                                      MARKET
                                                                      VALUE*
TOTAL STOCK MARKET PORTFOLIO                            SHARES         (000)
-----------------------------------------------------------------------------
     Value Line, Inc.                                   11,300     $     496
-    Vanguard Cellular Systems, Inc.
        Class A                                         41,013           566
-    Vanstar Corp.                                      46,700           660
-    Vantive Corp.                                      10,100           287
-    Varco International, Inc.                          21,572           696
     Varian Associates, Inc.                            15,200           825
     Vastar Resources, Inc.                             49,400         1,732
-    Vencor, Inc.                                       35,063         1,481
-    Venture Stores, Inc.                               70,663           163
-    Veritas Software Corp.                              9,900           496
-    Verity, Inc.                                       40,700           220
-    Versant Object Technology Corp.                    30,400           184
-    Vertex Pharmaceuticals, Inc.                       11,900           454
     Vesta Insurance Group, Inc.                         8,900           385
-    Veterinary Centers of America, Inc.                29,860           368
-    Viacom Inc. Class A                                 4,953           146
-    Viacom Inc. Class B                               172,918         5,188
     Viad Corp.                                         47,163           908
-    VIASOFT, Inc.                                       8,348           425
-    Vicor Corp.                                        20,519           457
-    Vicorp Restaurants, Inc.                           19,100           233
-    Video Lottery                                      14,400            86
-    Viewlogic Systems, Inc.                            25,391           373
-    Viking Office Products                             42,300           801
-    VideoLan Technologies, Inc.                        14,800            10
-    VideoServer, Inc.                                  16,200           215
     Vintage Petroleum, Inc.                            19,100           587
     Virginia Beach Federal
        Financial Corp.                                 10,200           135
-    Visio Corp.                                         6,500           458
-    Vishay Intertechnology, Inc.                       32,386           937
-    VISIX Inc.                                         15,271           365
-    Vitalink Pharmacy Services                          9,741           186
-    Vitesse Semiconductor Corp.                        17,100           558
-    Vivus, Inc.                                        14,800           355
-    VMARK Software, Inc.                               42,414           334
-    Volt Information Sciences Inc.                     25,500         1,288
     Vornado Realty Trust REIT                          13,200           952
     Vulcan Materials Co.                               17,290         1,357
-    WFS Financial, Inc.                                31,150           510
-    WHG Resorts & Casino Inc.                           4,175            45
-    WHX Corp.                                          23,300           178
     Wicor, Inc.                                        10,500           409
-    WMS Industries, Inc.                               23,000           576
     WPL Holdings, Inc.                                 14,700           411
     WPS Resources Corp.                                 9,021           241
-    WSFS Financial Corp.                               25,700           357
-    Waban, Inc.                                        16,300           525
     Wabash National Corp.                              10,450           291
     Wachovia Corp.                                     83,287         4,857
     Wackenhut Corp.                                    14,792           355
     Wackenhut Corp. Class B                             6,350           127
-    Wackenhut Corrections Corp.                        24,100           702
-    Wahlco Environmental                               38,500            14
     Wainwright Bank & Trust Co.                         4,600            41
     Wal-Mart Stores, Inc.                           1,155,684        39,077
     Walbro Corp.                                       15,000           299
     Walgreen Co.                                      123,680         6,632
-    Walker Interactive Systems, Inc.                   29,800           419
-    Wall Data Inc.                                     16,396           433
     Wallace Computer Services, Inc.                    22,400           673
-    Wang Laboratories, Inc.                            17,200           367
     Warnaco Group                                      25,653           818
     Warner-Lambert Co.                                136,717        16,987
     Washington Federal Inc.                            23,144           594
     Washington Gas Light Corp.                         22,298           560
     Washington Mutual, Inc.                            63,691         3,808
     Washington National Corp.                           6,500           185
     Washington Post Co. Class B                         5,500         2,189
     Washington REIT                                    31,200           554
     Washington Water Power Co.                         28,200           553
     Waste Management Inc.                             228,313         7,335
-    Waters Corp.                                       15,000           538
     Watkins-Johnson Co.                                12,700           391
-    Watson Pharmaceuticals, Inc.                       21,214           895
     Watts Industries Class A                           17,000           408
     Wausau Paper Mills Co.                             16,200           308
     Waverly, Inc.                                       8,518           181
-    Weatherford Enterra Inc.                           25,654           988
-    Webco Industries, Inc.                             18,800           115
     Weeks Corp. REIT                                   16,000           500
     Weingarten Realty Investors REIT                   13,500           570
-    Weirton Steel                                      56,800           170
     Weis Markets, Inc.                                 21,700           627
-    Wellcare Management Group, Inc.                    16,100            74
     Wellman, Inc.                                      17,945           312
-    Wellpoint Health Networks Inc.
        Class A                                         34,835         1,598
     Wells Fargo & Co.                                  46,607        12,561
-    Wellsford Real Properties                           4,600            51
     Wendy's International, Inc.                        64,297         1,668
     Werner Enterprises, Inc.                           16,800           328
     Westbanco Inc.                                      5,700           229
     Wesco Financial Corp.                               3,542         1,152
-    West TeleServices Corp.                            31,300           463
-    Western Atlas, Inc.                                27,238         1,995
     Westcorp, Inc.                                     25,107           461
-    Western Digital Corp.                              42,800         1,354
     Western Gas Resources, Inc.                        25,200           491
     Western Investment Real Estate
        Trust REIT                                      25,500           354
     Western National Corp.                             32,100           861
     Western Resources, Inc.                            32,400         1,051
-    Western Wireless Corp.                             25,900           412
     Westinghouse Air Brake Co.                         22,000           440
     Westinghouse Electric Corp.                       304,822         7,049
-    Westpoint Stevens, Inc.                            15,143           592
     Westvaco Corp.                                     51,547         1,621
-    Westwood One, Inc.                                 24,100           776
-    WetSeal, Inc. Class A                              16,200           511
     Weyerhaeuser Co.                                   99,985         5,199
     Wheelabrator Technologies, Inc.                    79,462         1,227
     Whirlpool Corp.                                    37,644         2,054
-    White River                                         8,442           595
     Whitman Corp.                                      52,825         1,268
     Whitney Holdings                                    7,370           313
-    Whole Foods Market, Inc.                           22,000           727
     Willamette Industries, Inc.                        27,582         1,931
     Williams Cos., Inc.                                79,024         3,457
-    Clayton Williams Energy, Inc.                      21,700           250
-    Williams Sonoma, Inc.                              19,308           827

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Wilmington Trust Corp.                             17,500     $     802
-    Wind River Systems                                 15,688           603
     Windmere-Durable Holdings Inc.                     25,399           416
     Winn-Dixie Stores, Inc.                            75,675         2,819
-    Wireless One, Inc.                                  2,700             7
-    Wisconsin Central
        Transportation Corp.                            25,900           964
     Wisconsin Energy Corp.                             55,138         1,372
     Wiser Oil Co.                                      17,200           317
     Witco Chemical Corp.                               28,100         1,066
     Wolohan Lumber Co.                                 28,078           342
     Wolverine World Wide, Inc.                         26,770           813
-    Wonderware Corp.                                   17,300           245
-    Woolworth Corp.                                    66,892         1,605
-    World Acceptance Corp.                             51,400           331
-    World Color Press, Inc.                            16,300           387
     World Fuel Services Corp.                          14,941           327
-    WorldCom, Inc.                                    434,255        13,883
     Worthington Foods                                   7,066           172
     Worthington Industries, Inc.                       47,889           878
-    World Corp.                                        36,600            94
     Wrigley, (Wm.) Jr. Co.                             58,188         3,899
     Wyle Electronics                                   13,500           533
-    Wyman-Gordon Corp.                                 28,100           760
     X-Rite Inc.                                        12,700           243
-    Xoma Corp.                                         59,156           283
-    Xilinx, Inc.                                       36,600         1,795
     Xerox Corp.                                       163,533        12,899
     XTRA Corp.                                          8,100           356
-    Xylan Corp.                                        20,600           351
-    Yahoo!, Inc.                                       13,300           468
-    Yellow Corp.                                       27,347           610
     York International Corp.                           21,500           989
-    York Research Corp.                                11,300            87
-    Young Broadcasting Inc.                            14,200           465
-    Zale Corp.                                         14,800           293
-    Zebra Technologies Class A                         10,500           295
     Zeigler Coal Holding Co.                           13,400           313
-    Zenith Electronics Corp.                           31,682           374
     Zenith National Insurance Corp.                    16,300           440
     Ziegler Cos., Inc.                                  2,800            50
-    Zilog Inc.                                         21,300           405
     Zions Bancorp                                      29,388         1,104
-    Zoltek Cos., Inc.                                  16,200           621
     Zurich Reinsurance Centre
     Holdings, Inc.                                     13,000           514
     Zurn Industries, Inc.                              13,200           380
-    Zycad Corp.                                        40,612            24
-    Zoll Medical Corp.                                 31,700           246
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (95.2%)(1)
     (COST $3,274,935)                                             4,628,116
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.1%)
-----------------------------------------------------------------------------
U.S. TREASURY BILLS
 (2)    5.08%, 7/1/97                               $    1,000           999
 (2)    5.21%, 7/24/97                                   6,100         6,081
 (2)    5.27%, 8/7/97                                      800           796

REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                     240,100       240,100
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $247,976)                                                 247,976
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
     (COST $3,522,911)                                             4,876,092
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
-----------------------------------------------------------------------------
 Other Assets--Notes B and E                                         105,599
 Liabilities--Note E                                                (118,717)
                                                                   ----------
                                                                     (13,118)
-----------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------
 Applicable to 234,687,815 outstanding
     shares of beneficial interest
     (unlimited authorization)                                    $4,862,974
=============================================================================

NET ASSET VALUE PER SHARE                                             $20.72
=============================================================================

 *   See Note A in Notes to Financial Statements.
 -   Non-Income Producing Security.
 (1) The combined market value of common stocks, S&P 500 Index futures contracts, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 100.1% of net assets.
 (2) Securities with an aggregate value of $7,876,000 have been segregated as initial margin for open futures contracts.
 ADR--American Depository Receipt.
 ARS--American Registered Share.
 REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
                                                        AMOUNT           PER
                                                         (000)         SHARE
-----------------------------------------------------------------------------
 Paid in Capital                                    $3,466,348        $14.77
 Undistributed Net
     Investment Income                                   8,049           .03
 Accumulated Net
     Realized Gains                                     30,689           .13
 Unrealized Appreciation--Note D
     Investment Securities                           1,353,181          5.77
     Futures Contracts                                   4,707           .02
-----------------------------------------------------------------------------
NET ASSETS                                          $4,862,974        $20.72
=============================================================================

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
GROWTH PORTFOLIO                                        SHARES         (000)
-----------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------
     General Electric Co.                            1,606,708   $   105,039
     The Coca-Cola Co.                               1,214,251        81,962
 -   Microsoft Corp.                                   586,962        74,214
     Merck & Co., Inc.                                 591,269        61,196
     Intel Corp.                                       401,164        56,790
     Philip Morris Cos., Inc.                        1,189,621        52,789
     Procter & Gamble Co.                              331,757        46,861
     Johnson & Johnson                                 652,350        41,995
     Bristol-Myers Squibb Co.                          489,746        39,669
     Wal-Mart Stores, Inc.                           1,118,667        37,825
     Pfizer, Inc.                                      316,229        37,789
     E.I. du Pont de Nemours & Co.                     552,920        34,765
     American International
        Group, Inc.                                    230,026        34,360
     Eli Lilly & Co.                                   272,037        29,737
     PepsiCo, Inc.                                     750,515        28,191
     SBC Communications Inc.                           446,774        27,644
     Gillette Co.                                      272,929        25,860
     Abbott Laboratories                               378,885        25,291
     American Home Products Corp.                      315,337        24,123
     Fannie Mae                                        519,700        22,672
     Lucent Technologies, Inc.                         313,425        22,586
 -   Cisco Systems, Inc.                               325,062        21,820
     Minnesota Mining &
        Manufacturing Co.                              203,847        20,792
     GTE Corp.                                         467,754        20,523
     Chase Manhattan Corp.                             211,200        20,500
     Ameritech Corp.                                   268,900        18,268
     American Express Co.                              231,622        17,256
     Schering-Plough Corp.                             358,380        17,157
     Unilever NV ADR                                    78,367        17,084
     Warner-Lambert Co.                                132,876        16,510
     Home Depot, Inc.                                  237,900        16,400
     McDonald's Corp.                                  337,912        16,325
 -   Oracle Corp.                                      320,072        16,104
     Schlumberger Ltd.                                 120,953        15,119
     Kimberly-Clark Corp.                              274,146        13,639
 -   Compaq Computer Corp.                             134,500        13,349
     Xerox Corp.                                       158,500        12,502
     Monsanto Co.                                      289,773        12,478
     Eastman Kodak Co.                                 161,135        12,367
     AlliedSignal Inc.                                 138,600        11,642
     Northern Telecom Ltd.                             127,307        11,585
     Anheuser-Busch Cos., Inc.                         243,037        10,192
     Computer Associates
        International, Inc.                            177,811         9,902
     Sara Lee Corp.                                    235,221         9,791
     First Data Corp.                                  219,808         9,658
 -   Dell Computer Corp.                                82,078         9,634
     United Technologies Corp.                         116,000         9,628
     Medtronic, Inc.                                   116,636         9,448
     Colgate-Palmolive Co.                             144,586         9,434
     Kellogg Co.                                       101,811         8,718
     H.J. Heinz Co.                                    180,090         8,307
     NIKE, Inc. Class B                                141,408         8,255
     Texas Instruments, Inc.                            93,600         7,868
     Amgen, Inc.                                       129,781         7,535
     ConAgra, Inc.                                     117,011         7,503
 -   3Com Corp.                                        162,649         7,309
     Baxter International, Inc.                        136,142         7,113
     Gannett Co., Inc.                                  69,378         6,851
     Automatic Data Processing, Inc.                   143,402         6,740
 -   Sun Microsystems, Inc.                            180,626         6,717
     CPC International, Inc.                            70,190         6,479
     Walgreen Co.                                      120,583         6,466
 -   Applied Materials, Inc.                            88,738         6,278
     Corning, Inc.                                     112,404         6,253
     Illinois Tool Works, Inc.                         122,090         6,097
     MBNA Corp.                                        163,691         5,995
     Tyco International Ltd.                            84,872         5,904
 -   Boston Scientific Corp.                            95,387         5,860
     Marsh & McLennan Cos., Inc.                        81,278         5,801
     Dayton-Hudson Corp.                               106,252         5,651
     First Bank System, Inc.                            65,312         5,576
     The Gap, Inc.                                     134,014         5,210
 -   CUC International, Inc.                           200,114         5,165
     General Mills, Inc.                                78,958         5,142
     Pitney Bowes, Inc.                                 71,400         4,962
 -   Tellabs, Inc.                                      88,484         4,933
     Halliburton Co.                                    61,968         4,911
     Mattel, Inc.                                      142,765         4,836
 -   Tele-Communications, Inc.
        Class A                                        321,843         4,767
     Unocal Corp.                                      122,300         4,747
     Honeywell, Inc.                                    62,300         4,727
 -   EMC Corp.                                         120,599         4,703
     Avon Products, Inc.                                64,674         4,564
     Air Products & Chemicals, Inc.                     53,764         4,368
     Praxair, Inc.                                      77,280         4,328
     Ralston-Ralston Purina Group                       52,081         4,280
     Fifth Third Bancorp                                51,909         4,257
     CVS Corp.                                          81,845         4,195
 -   HEALTHSOUTH Corp.                                 168,000         4,190
     Hershey Foods Corp.                                74,868         4,141
     Wrigley, (Wm.) Jr. Co.                             56,909         3,813
     Marriott International                             61,966         3,803
 -   The Kroger Co.                                    124,372         3,607
     Charles Schwab Corp.                               85,700         3,487
     Dover Corp.                                        54,938         3,379
     The Clorox Co.                                     25,335         3,344
     Cognizant Corp.                                    81,977         3,320
     Hilton Hotels Corp.                               122,148         3,245
     Pioneer Hi-Bred International, Inc.                40,315         3,225
     Sysco Corp.                                        85,465         3,119
     Union Pacific Resources
        Group, Inc.                                    124,338         3,093
     Newell Co.                                         77,875         3,086
     Guidant Corp.                                      36,300         3,086
     Cardinal Health, Inc.                              53,200         3,046
     Becton, Dickinson & Co.                            59,800         3,027
     The Quaker Oats Co.                                66,856         3,000
     Rite Aid Corp.                                     60,113         2,998
     Newmont Mining Corp.                               76,474         2,983
     Freeport-McMoRan Copper &
        Gold Inc. Class B                               94,224         2,933
     Comcast Corp. Class A Special                     132,749         2,829
     Winn-Dixie Stores, Inc.                            73,013         2,720
 -   Computer Sciences Corp.                            37,440         2,700
     International Flavors &
        Fragrances, Inc.                                53,424         2,698

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
 -   Parametric Technology Corp.                        62,500   $     2,656
 -   Bay Networks, Inc.                                 97,349         2,586
     Equifax, Inc.                                      68,500         2,547
     UST Inc.                                           89,976         2,497
     Interpublic Group of Cos., Inc.                    40,198         2,465
     Hercules, Inc.                                     49,230         2,357
     Allegheny Teledyne Inc.                            86,200         2,327
 -   LSI Logic Corp.                                    69,323         2,218
     Rubbermaid, Inc.                                   73,400         2,184
 -   Cabletron Systems, Inc.                            76,276         2,160
     Avery Dennison Corp.                               50,638         2,032
     TJX Cos., Inc.                                     76,096         2,007
     State Street Corp.                                 43,300         2,003
     W.R. Grace & Co.                                   35,600         1,962
     The Stanley Works                                  43,600         1,744
     Perkin-Elmer Corp.                                 21,425         1,705
 -   General Instrument Corp.                           67,026         1,676
 -   Ceridian Corp.                                     39,363         1,663
     H & R Block, Inc.                                  51,000         1,645
     Raychem Corp.                                      21,346         1,588
     Ecolab, Inc.                                       31,814         1,519
     Pall Corp.                                         61,965         1,441
 -   US Airways Group Inc.                              38,479         1,347
 -   WorldCom, Inc.                                     41,706         1,332
     Reebok International Ltd.                          27,500         1,286
 -   Andrew Corp.                                       44,605         1,249
     Adobe Systems, Inc.                                35,100         1,231
 -   ALZA Corp.                                         41,648         1,208
     Whitman Corp.                                      49,800         1,195
     Owens Corning                                      26,059         1,124
     Tupperware Corp.                                   30,200         1,102
 -   Oryx Energy Co.                                    51,638         1,091
     Biomet, Inc.                                       54,460         1,014
     Tektronix, Inc.                                    16,279           977
     Millipore Corp.                                    21,350           939
     Autodesk, Inc.                                     23,400           897
     Foster Wheeler Corp.                               19,860           804
     Shared Medical Systems Corp.                       12,219           657
     Aeroquip-Vickers Inc.                              13,702           647
     Comcast Corp. Class A                              27,755           579
     Jostens Inc.                                       18,100           484
     The Dun & Bradstreet Corp.                          8,800           231
 -   Armco, Inc.                                        49,231           191
     Sigma-Aldrich Corp.                                 4,610           161
     Freeport-McMoRan Copper &
        Gold Inc. Class A                                4,000           117
 -   Fresenius National Medical
        Care Pfd.                                       21,100             1
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.6%)(1)
     (COST $1,311,033)                                             1,685,554
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)
-----------------------------------------------------------------------------
U.S. TREASURY BILLS
 (2) 5.21%, 7/24/97                                    $   300           299
 (2) 5.27%, 8/7/97                                         200           199

REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                       8,186         8,186
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $8,684)                                                     8,684
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
     (COST $1,319,717)                                             1,694,238
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
-----------------------------------------------------------------------------
 Receivables for Investment
     Securities Sold                                                 180,829
 Other Assets--Note B                                                 15,368
 Payables for Investment
     Securities Purchased                                           (190,401)
 Other Liabilities                                                    (6,942)
                                                                  -----------
                                                                      (1,146)
-----------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------
 Applicable to 80,897,123 outstanding
     shares of beneficial interest
     (unlimited authorization)                                    $1,693,092
=============================================================================

NET ASSET VALUE PER SHARE                                             $20.93
=============================================================================

 *   See Note A in Notes to Financial Statements.
 -   Non-Income Producing Security.
 (1) The combined market value of common stocks and S&P/BARRA Growth Index futures contracts represents 99.7% of net assets.
 (2) Securities with an aggregate value of $498,000 have been segregated as initial margin for open futures contracts.
  ADR--American Depository Receipt.

-----------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------
                                                        AMOUNT           PER
                                                         (000)         SHARE
-----------------------------------------------------------------------------
 Paid in Capital                                    $1,295,482        $16.02
 Undistributed Net
     Investment Income                                      55            --
 Accumulated Net
     Realized Gains                                     22,970           .28
 Unrealized Appreciation--
     Note D
     Investment Securities                             374,521          4.63
     Futures Contracts                                      64            --
-----------------------------------------------------------------------------
NET ASSETS                                          $1,693,092        $20.93
=============================================================================

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
VALUE PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------
     Exxon Corp.                                     1,044,412   $    64,231
     Royal Dutch Petroleum Co. ADR                     937,432        50,973
     International Business
        Machines Corp.                                 417,700        37,671
     AT&T Corp.                                        683,400        23,962
     Hewlett-Packard Co.                               427,199        23,923
     Citicorp                                          194,871        23,494
     Mobil Corp.                                       330,932        23,124
     The Walt Disney Co.                               283,843        22,778
     Chevron Corp.                                     274,880        20,324
     NationsBank Corp.                                 307,030        19,803
     BellSouth Corp.                                   417,482        19,361
     BankAmerica Corp.                                 298,268        19,257
     Motorola, Inc.                                    249,912        18,993
     Ford Motor Co.                                    500,439        18,892
     Amoco Corp.                                       209,018        18,171
     General Motors Corp.                              306,667        17,077
     Travelers Group Inc.                              269,747        17,011
     The Boeing Co.                                    303,188        16,088
     Bell Atlantic Corp.                               184,084        13,967
     Allstate Corp.                                    185,432        13,537
     Texaco Inc.                                       110,843        12,054
 -   WorldCom, Inc.                                    375,352        11,988
     Banc One Corp.                                    246,209        11,926
     Time Warner, Inc.                                 235,021        11,340
     First Union Corp.                                 120,401        11,137
     MCI Communications Corp.                          288,937        11,052
     Columbia/HCA Healthcare Corp.                     280,874        11,042
     NYNEX Corp.                                       185,193        10,672
     Morgan Stanley, Dean Witter,
        Discover and Co.                               240,993        10,378
     Emerson Electric Co.                              187,198        10,308
     Wells Fargo & Co.                                  37,677        10,154
     Frederal Home Loan
        Mortgage Corp.                                 292,324        10,049
     Campbell Soup Co.                                 194,427         9,721
     Atlantic Richfield Co.                            135,412         9,547
     Sprint Corp.                                      181,100         9,530
     Chrysler Corp.                                    289,300         9,493
     Sears, Roebuck & Co.                              164,900         8,863
     Norwest Corp.                                     157,131         8,839
     Dow Chemical Co.                                   98,176         8,554
     Caterpillar, Inc.                                  79,488         8,535
     Lockheed Martin Corp.                              81,261         8,416
     Merrill Lynch & Co., Inc.                         139,370         8,310
     J.P. Morgan & Co., Inc.                            77,539         8,093
     First Chicago NBD Corp.                           131,408         7,950
     U S WEST
        Communications Group                           201,569         7,597
     Pharmacia & Upjohn, Inc.                          213,523         7,420
     Union Pacific Corp.                               103,800         7,318
     Duke Energy Corp.                                 151,117         7,244
     The Bank of New York Co., Inc.                    162,776         7,081
     Fleet Financial Group, Inc.                       110,174         6,968
     Aetna Inc.                                         63,515         6,502
     The Seagram Co. Ltd.                              155,931         6,276
     Southern Co.                                      286,699         6,271
     General Re Corp.                                   34,071         6,201
     Waste Management Inc.                             192,788         6,193
     Westinghouse Electric Corp.                       266,441         6,161
     International Paper Co.                           126,494         6,143
     McDonnell Douglas Corp.                            88,321         6,050
     Deere & Co.                                       107,378         5,892
     Burlington Northern
        Santa Fe Corp.                                  64,835         5,827
 -   AirTouch Communications, Inc.                     211,600         5,793
     PNC Bank Corp.                                    135,366         5,635
     CIGNA Corp.                                        31,138         5,527
     Aluminum Co. of America                            73,051         5,506
     J.C. Penney Co., Inc.                             103,869         5,421
     Norfolk Southern Corp.                             52,775         5,317
     Rockwell International Corp.                       89,668         5,290
     Archer-Daniels-Midland Co.                        224,378         5,273
     Household International, Inc.                      44,731         5,253
     KeyCorp                                            93,949         5,249
 -   U S WEST Media Group                              255,071         5,165
     SunTrust Banks, Inc.                               92,776         5,108
     CSX Corp.                                          91,519         5,079
     Raytheon Co.                                       99,377         5,068
     Enron Corp.                                       120,500         4,918
     The Chubb Corp.                                    73,499         4,915
     Mellon Bank Corp.                                 108,884         4,913
     National City Corp.                                92,810         4,873
     Phillips Petroleum Co.                            110,928         4,853
     American General Corp.                            101,538         4,848
     Loews Corp.                                        48,375         4,844
     May Department Stores Co.                         101,018         4,773
     CoreStates Financial Corp.                         86,977         4,675
 -   Viacom Inc. Class B                               155,083         4,652
     Textron, Inc.                                      69,330         4,602
     BankBoston Corp.                                   61,734         4,449
     PPG Industries, Inc.                               75,830         4,408
     Barnett Banks, Inc.                                83,596         4,389
     Weyerhaeuser Co.                                   83,410         4,337
     Edison International                              172,497         4,291
 -   Toys R Us, Inc.                                   120,190         4,207
     PG&E Corp.                                        171,983         4,171
     The Goodyear Tire & Rubber Co.                     65,617         4,154
     Hartford Financial Services
        Group Inc.                                      49,585         4,103
     United Healthcare Corp.                            78,321         4,073
     U.S. Bancorp                                       62,060         3,980
     Wachovia Corp.                                     67,984         3,964
     AMP, Inc.                                          92,389         3,857
 -   HFS Inc.                                           66,293         3,845
     Albertson's, Inc.                                 104,853         3,827
 -   Tenet Healthcare Corp.                            126,823         3,749
 -   Seagate Technology                                103,100         3,628
     Aon Corp.                                          69,953         3,620
     FPL Group, Inc.                                    77,792         3,583
 -   Micron Technology, Inc.                            89,630         3,580
 -   AMR Corp.                                          38,334         3,546
     USX-Marathon Group                                122,760         3,545
     Occidental Petroleum Corp.                        138,730         3,477
     Barrick Gold Corp.                                156,800         3,450
     American Electric Power Co., Inc.                  79,344         3,332
     Alcan Aluminium Ltd.                               95,498         3,313
     Service Corp. International                       100,630         3,308
     Georgia-Pacific Corp.                              38,463         3,284

-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Tenneco, Inc.                                      72,069   $     3,257
     Texas Utilities Co.                                94,498         3,254
     Great Western Financial Corp.                      57,829         3,108
 -   Federated Department Stores                        87,433         3,038
     American Stores Co.                                61,349         3,029
     Comerica, Inc.                                     44,475         3,024
     Browning-Ferris Industries, Inc.                   90,615         3,013
 -   ITT Corp.                                          48,986         2,991
     TRW, Inc.                                          52,564         2,986
 -   Costco Cos., Inc.                                  88,850         2,921
     Williams Cos., Inc.                                66,637         2,915
     Consolidated Edison Co. of
        New York, Inc.                                  98,809         2,909
     Crown Cork & Seal Co., Inc.                        53,331         2,850
     Conseco Inc.                                       77,000         2,849
     Bankers Trust New York Corp.                       32,677         2,843
     Dominion Resources, Inc.                           77,548         2,840
     Eaton Corp.                                        32,513         2,839
     Masco Corp.                                        67,807         2,831
     Ingersoll-Rand Co.                                 45,626         2,817
     Lincoln National Corp.                             43,415         2,795
 -   Federal Express Corp.                              48,099         2,778
     Dresser Industries, Inc.                           74,139         2,762
     Entergy Corp.                                      99,945         2,736
     PacifiCorp                                        124,326         2,735
     Fortune Brands, Inc.                               72,344         2,699
     St. Paul Cos., Inc.                                35,174         2,682
     Lowe's Cos., Inc.                                  71,820         2,666
     ALLTEL Corp.                                       78,500         2,625
     TransAmerica Corp.                                 27,885         2,609
     Genuine Parts Co.                                  75,728         2,565
     Delta Air Lines, Inc.                              30,882         2,532
     Salomon, Inc.                                      45,468         2,529
 -   Kmart Corp.                                       203,993         2,499
     Union Carbide Corp.                                52,828         2,486
     SAFECO Corp.                                       53,155         2,482
     Cooper Industries, Inc.                            49,816         2,478
     Tribune Co.                                        51,419         2,471
     The McGraw-Hill Cos.                               41,927         2,466
     UNUM Corp.                                         58,658         2,464
     Republic New York Corp.                            22,896         2,461
     Public Service Enterprise
     Group Inc.                                         97,516         2,438
     MGIC Investment Corp.                              49,700         2,382
     Coastal Corp.                                      44,564         2,370
     Rohm & Haas Co.                                    26,160         2,356
     Baker Hughes, Inc.                                 60,528         2,342
 -   Digital Equipment Corp.                            65,445         2,319
     Burlington Resources, Inc.                         52,437         2,314
     The Limited, Inc.                                 114,000         2,308
     CINergy Corp.                                      66,281         2,307
     VF Corp.                                           26,908         2,280
     Carolina Power & Light Co.                         63,501         2,278
     R.R. Donnelley & Sons Co.                          61,602         2,256
     Champion International Corp.                       40,216         2,222
     Phelps Dodge Corp.                                 26,016         2,216
     Times Mirror Co. Class A                           40,050         2,213
     Sherwin-Williams Co.                               71,460         2,206
     Reynolds Metals Co.                                30,768         2,192
     Amerada Hess Corp.                                 39,034         2,169
     Case Corp.                                         31,232         2,151
     Consolidated Natural Gas Co.                       39,933         2,149
     Northrop Grumman Corp.                             24,402         2,143
 -   Thermo Electron Corp.                              61,920         2,128
 -   Advanced Micro Devices, Inc.                       58,990         2,124
     Houston Industries, Inc.                           98,317         2,108
     Inco Ltd.                                          70,059         2,106
     New York Times Co. Class A                         42,308         2,094
     Torchmark Corp.                                    29,382         2,093
     Eastman Chemical Co.                               32,911         2,090
     Nucor Corp.                                        36,976         2,089
     Jefferson-Pilot Corp.                              29,735         2,078
     MBIA, Inc.                                         18,200         2,053
     Unicom Corp.                                       91,008         2,025
     Green Tree Financial Corp.                         56,363         2,008
     General Dynamics Corp.                             26,261         1,970
     PECO Energy Corp.                                  93,558         1,965
     Fluor Corp.                                        35,195         1,942
     Laidlaw Inc. Class B                              137,845         1,904
     Parker Hannifin Corp.                              31,338         1,902
     Central & South West Corp.                         89,286         1,897
     Knight-Ridder, Inc.                                38,294         1,879
     Sonat, Inc.                                        36,156         1,853
 -   National Semiconductor Corp.                       59,435         1,820
     H.F. Ahmanson & Co.                                42,307         1,819
     GPU Inc.                                           50,655         1,817
     Morton International, Inc.                         58,874         1,777
     Whirlpool Corp.                                    31,278         1,707
     W.W. Grainger, Inc.                                21,712         1,698
     Golden West Financial Corp.                        24,145         1,690
     DTE Energy Co.                                     61,060         1,687
 -   Western Atlas, Inc.                                22,641         1,658
     Baltimore Gas & Electric Co.                       62,072         1,657
     Dillard's Inc.                                     47,749         1,653
     Dana Corp.                                         43,402         1,649
     Nordstrom, Inc.                                    33,500         1,641
     Willamette Industries, Inc.                        23,296         1,631
     Placer Dome, Inc.                                  99,335         1,627
     Dow Jones & Co., Inc.                              40,282         1,619
     Union Electric Co.                                 42,929         1,618
     Beneficial Corp.                                   22,570         1,604
 -   Humana, Inc.                                       68,500         1,584
     Southwest Airlines Co.                             61,200         1,584
     Hasbro, Inc.                                       53,891         1,529
     Columbia Gas Systems, Inc.                         23,242         1,517
     PACCAR, Inc.                                       32,700         1,516
     Pennzoil Co.                                       19,746         1,515
     Northern States Power Co.                          29,082         1,505
 -   St. Jude Medical, Inc.                             38,400         1,498
     Brown-Forman Corp. Class B                         30,262         1,477
     Black & Decker Corp.                               39,700         1,476
 -   AutoZone Inc.                                      62,550         1,474
     Circuit City Stores, Inc.                          41,239         1,467
     Union Camp Corp.                                   29,103         1,455
     Ashland Inc.                                       31,268         1,450
     Sigma-Aldrich Corp.                                41,490         1,450
     Johnson Controls, Inc.                             35,228         1,446
     Wendy's International, Inc.                        55,270         1,434
     Harris Corp.                                       16,744         1,407
     Ohio Edison Co.                                    64,181         1,400

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
-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
VALUE PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
     Liz Claiborne, Inc.                                29,707   $     1,385
     Harcourt General, Inc.                             29,023         1,382
     PP&L Resources Inc.                                69,104         1,378
     IKON Office Solutions                              55,035         1,372
     Frontier Corp.                                     68,760         1,371
     The Mead Corp.                                     21,970         1,368
 -   Woolworth Corp.                                    56,420         1,354
     Westvaco Corp.                                     42,841         1,347
     James River Corp.                                  36,353         1,345
     Great Lakes Chemical Corp.                         25,165         1,318
     Brunswick Corp.                                    41,637         1,301
     ITT Industries, Inc.                               49,783         1,282
     Tandy Corp.                                        22,842         1,279
     Kerr-McGee Corp.                                   20,162         1,278
     Engelhard Corp.                                    60,700         1,271
 -   Providian Financial Corp.                          39,467         1,268
     USX-U.S. Steel Group                               35,980         1,262
     Armstrong World Industries Inc.                    17,165         1,259
     Temple-Inland Inc.                                 23,289         1,258
 -   FMC Corp.                                          15,663         1,244
     Aegon NV ARS                                       17,710         1,241
     Thomas & Betts Corp.                               22,751         1,196
     Deluxe Corp.                                       34,600         1,181
     Pacific Enterprises                                35,086         1,180
     Mallinckrodt, Inc.                                 30,826         1,171
     American Greetings Corp. Class A                   31,510         1,166
     U.S. Surgical Corp.                                30,768         1,146
     Cummins Engine Co., Inc.                           16,053         1,133
 -   Silicon Graphics, Inc.                             74,464         1,117
     USF&G Corp.                                        46,400         1,114
     Bausch & Lomb, Inc.                                23,387         1,102
 -   DSC Communications Corp.                           49,322         1,097
     Maytag Corp.                                       41,030         1,072
     Nalco Chemical Co.                                 27,720         1,071
     Ryder System, Inc.                                 32,150         1,061
     Polaroid Corp.                                     18,884         1,048
     Snap-On Inc.                                       25,629         1,009
 -   Novell, Inc.                                      145,907         1,008
 -   Rowan Cos., Inc.                                   35,550         1,002
     Louisiana-Pacific Corp.                            47,099           995
 -   Fruit of the Loom, Inc.                            32,019           993
 -   Tandem Computers, Inc.                             48,695           986
     The BFGoodrich Co.                                 22,738           985
     Cyprus Amax Minerals Co.                           40,088           982
     Mercantile Stores Co., Inc.                        15,457           973
     SuperValu Inc.                                     28,124           970
     Bemis Co., Inc.                                    22,306           965
     The Timken Co.                                     26,944           958
     Sun Co., Inc.                                      30,680           951
     Echlin, Inc.                                       26,273           946
     National Service Industries, Inc.                  18,939           922
     General Signal Corp.                               21,116           921
     Allergan, Inc.                                     28,100           894
     C.R. Bard, Inc.                                    24,590           893
     Pep Boys (Manny, Moe & Jack)                       26,200           892
     NorAm Energy Corp.                                 58,158           887
     Manor Care Inc.                                    27,068           883
     Harnischfeger Industries Inc.                      20,520           852
     Louisiana Land & Exploration Co.                   14,774           844
     Giant Food, Inc. Class A                           25,747           840
     Homestake Mining Co.                               63,500           829
     Crane Co.                                          19,783           827
 -   Harrah's Entertainment, Inc.                       44,200           796
 -   Apple Computer, Inc.                               54,716           776
     Worthington Industries, Inc.                       41,256           755
     Boise Cascade Corp.                                20,882           737
     NICOR, Inc.                                        20,537           737
     Moore Corp. Ltd.                                   37,059           730
     Cooper Tire & Rubber Co.                           33,091           728
     Scientific-Atlanta, Inc.                           32,617           714
     McDermott International, Inc.                      23,632           690
     ENSERCH Corp.                                      30,529           679
 -   Beverly Enterprises, Inc.                          41,701           678
     Alberto-Culver Co. Class B                         24,094           675
     Meredith Corp.                                     22,421           650
     Helmerich & Payne, Inc.                            10,908           629
     Stone Container Corp.                              43,434           622
     Caliber System Inc.                                16,355           609
     Darden Restaurants Inc.                            65,818           596
 -   Santa Fe Energy Resources, Inc.                    39,600           582
     ASARCO, Inc.                                       18,765           575
     King World Productions, Inc.                       16,361           573
 -   Unisys Corp.                                       75,060           572
     Countrywide Credit Industries, Inc.                18,300           571
     Potlatch Corp.                                     12,258           555
     Peoples Energy Corp.                               14,669           549
     Briggs & Stratton Corp.                            10,950           547
 -   Navistar International Corp.                       31,622           545
     Inland Steel Industries, Inc.                      20,872           545
 -   Niagara Mohawk Power Corp.                         63,396           543
     Battle Mountain Gold Co. Class A                   91,980           523
     Centex Corp.                                       12,199           496
 -   Bethlehem Steel Corp.                              47,190           493
 -   Amdahl Corp.                                       53,223           466
     Fleetwood Enterprises, Inc.                        15,322           457
 -   Data General Corp.                                 17,555           456
     Russell Corp.                                      15,290           453
     Springs Industries Inc. Class A                     8,526           450
     Cincinnati Milacron, Inc.                          17,253           448
     EG & G, Inc.                                       19,825           446
     Great Atlantic & Pacific Tea
        Co., Inc.                                       16,177           440
     Longs Drug Stores, Inc.                            16,452           431
     Adolph Coors Co. Class B                           16,016           422
     Safety-Kleen Corp.                                 24,390           412
     Ball Corp.                                         13,181           396
     ONEOK, Inc.                                        11,800           380
     Echo Bay Mines Ltd.                                58,285           335
     Pulte Corp.                                         9,491           328
     Giddings & Lewis, Inc.                             14,250           296
     Kaufman & Broad Home Corp.                         16,757           294
     Eastern Enterprises                                 8,325           289
     Fleming Cos., Inc.                                 15,963           287
     John H. Harland Co.                                11,875           271
     Stride Rite Corp.                                  20,317           262
 -   Charming Shoppes, Inc.                             45,421           237
     NACCO Industries, Inc. Class A                      3,530           199
 -   Intergraph Corp.                                   19,926           167
 -   Viacom Inc. Class A                                   766            23
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (99.9%)(1)
     (COST $1,093,644)                                             1,414,801
-----------------------------------------------------------------------------

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
-----------------------------------------------------------------------------
                                                          FACE        MARKET
                                                        AMOUNT        VALUE*
                                                         (000)         (000)
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.5%)
-----------------------------------------------------------------------------
U.S. TREASURY BILLS
 (2) 5.21%, 7/24/97                                    $   400   $       399
 (2) 5.27%, 8/7/97                                         200           199

REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                       7,011         7,011
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $7,609)                                                     7,609
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
     (COST $1,101,253)                                             1,422,410
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.4%)
-----------------------------------------------------------------------------
 Receivables for Investment
     Securities Sold                                                 161,063
 Other Assets--Notes B and E                                          10,638
 Payables for Investment
     Securities Purchased                                           (166,398)
 Other Liabilities--Note E                                           (11,265)
                                                                 ------------
                                                                      (5,962)
-----------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------
 Applicable to 73,365,109 outstanding
     shares of beneficial interest
     (unlimited authorization)                                    $1,416,448
=============================================================================

NET ASSET VALUE PER SHARE                                             $19.31
=============================================================================

 *   See Note A in Notes to Financial Statements.
 -   Non-Income Producing Security.
 (1) The combined market value of common stocks and S&P/BARRA Value Index futures contracts represents 100.4% of net assets.
 (2) Securities with an aggregate value of $598,000 have been segregated as initial margin for open futures contracts.
  ADR--American Depository Receipt.
  ARS--American Registered Share.

-----------------------------------------------------------------------------
                                                        AMOUNT           PER
                                                         (000)         SHARE
-----------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------
 Paid in Capital                                    $1,063,571        $14.50
 Undistributed Net
     Investment Income                                   3,259           .04
 Accumulated Net
     Realized Gains                                     28,435           .39
 Unrealized Appreciation--Note D
     Investment Securities                             321,157          4.38
     Futures Contracts                                      26            --
-----------------------------------------------------------------------------
NET ASSETS                                          $1,416,448        $19.31
=============================================================================

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
-----------------------------------------------------------------------------
                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
COMMON STOCKS
-----------------------------------------------------------------------------
     AAR Corp.                                          51,300   $     1,658
     ABM Industries                                     52,000         1,004
 -   ABR Information Services, Inc.                     55,850         1,616
 -   ABT Building Products Corp.                        40,200         1,040
 -   ACC Corp.                                          40,700         1,259
 -   ACT Networks, Inc.                                  4,500            58
 -   ADE Corp.                                          24,400           721
 -   AEP Industries, Inc.                               10,000           391
     AGL Resources Inc.                                147,600         3,044
     AK Steel Corp.                                     54,100         2,387
     AMLI Residential Properties
        Trust REIT                                      37,500           886
 -   APAC Teleservices, Inc.                             2,600            51
     APL Ltd.                                           56,500         1,766
 -   AST Research, Inc.                                 61,459           323
 -   ATS Medical, Inc.                                   6,100            30
     Aames Financial Corp.                              64,050         1,185
 -   Abercrombie & Fitch Co.                           107,200         1,983
 -   Access Health Marketing, Inc.                      33,200           818
 -   Acclaim Entertainment Inc.                         51,900           217
     The Ackerley Group, Inc.                           55,400           623
 -   ACNielson Corp.                                   134,500         2,640
     Acordia, Inc.                                      35,000         1,400
 -   Actel Corp.                                        59,600         1,013
 -   Activision, Inc.                                   15,500           223
 -   Action Performance Cos., Inc.                      36,200           880
 -   Acuson Corp.                                       65,050         1,496
 -   ACX Technologies Inc.                              47,800         1,075
 -   Acxiom Corp.                                      123,150         2,532
     ADAC Laboratories                                  49,633         1,173
 -   Adelphia Communications Corp.
        Class A                                         15,100           109
 -   Adtran, Inc.                                       41,100         1,020
 -   Advanced Lighting
        Technologies, Inc.                              20,700           528
 -   Advanced Polymer Systems                           35,900           276
 -   Advanced Technology
        Laboratories, Inc.                              37,800         1,621
     Advanced Technology
     Materials, Inc.                                    24,000           705
 -   Advanced Tissue Sciences Inc.                     109,800         1,421
 -   Advent Software, Inc.                              21,600           568
 -   ADVO, Inc.                                         84,150         1,367
     Aeroquip-Vickers Inc.                               8,000           378
 -   Affiliated Computer Services, Inc.                 93,700         2,624
 -   Affymetrix, Inc.                                   52,500         1,821
 -   Aftermarket Technology Corp.                       28,000           619
 -   Ag-Chem Equipment CO., Inc.                         9,890           221
 -   Agouron Pharmaceuticals, Inc.                      34,503         2,793
 -   Air and Water Technologies Corp.
        Class A                                         25,500            77
     Air Express International Corp.                    47,600         1,888
     Airborne Freight Corp.                             54,300         2,274
 -   AirNet Systems, Inc.                               35,500           581
 -   Alaska Air Group, Inc.                             53,100         1,361
     Albank Financial Corp.                             32,040         1,274
     Albany International Corp.                         67,400         1,516
     Albemarle Corp.                                    67,700         1,426
     Alberto-Culver Co. Class B                         40,800         1,142
     Alex Brown, Inc.                                   29,000         2,048
 -   Alexander's, Inc.                                  13,500           950
     Alfa Corp.                                         60,200           847
     Aliant Communications, Inc.                        91,600         1,792
 -   Alkermes, Inc.                                     52,300           765
 -   All American
        Communications, Inc.                            41,050           608
 -   Allen Telecom Inc.                                 60,260         1,250
 -   Alliance Pharmaceutical Corp.                      74,700           745
 -   Alliance Semiconductor Corp.                       84,200           687
 -   Alliant Techsystems, Inc.                          23,500         1,292
     Allied Group, Inc.                                 51,050         1,940
     Allied Products Corp.                              18,600           616
 -   Allied Waste Industries, Inc.                     162,600         2,769
 -   Alltrista Corp.                                    33,993           920
 -   Allwaste, Inc.                                    152,800         1,452
     Alpharma Inc. Class A                              48,200           768
 -   Alpine Group, Inc.                                 45,000           509
 -   Alternate Living Services, Inc.                    16,200           363
 -   Alternative Resources Corp.                        36,700           747
 -   Altron, Inc.                                       63,000           957
 -   Amati Communications Corp.                         37,700           410
 -   Amax Gold, Inc.                                   125,031           766
 -   Amazon.com, Inc.                                   16,500           308
     Ambassador Apartments Inc. REIT                    18,000           448
     Amcast Industrial Corp.                            41,600         1,040
     AMCOL International Corp.                          62,700         1,133
     Amcore Financial                                   38,280         1,057
 -   Amerco Inc.                                        48,420         1,468
 -   America West Holdings Corp.
        Class B                                        127,200         1,844
     American Annuity Group Inc.                        42,800           770
     American Bankers
        Insurance Group                                 43,700         2,761
 -   American Buildings Co.                             19,300           531
     American Business Products, Inc.                   35,800           814
 -   American Exploration Co.                           36,800           538
     American Federal Bank                              12,400           404
 -   American Freightways                               61,700           968
     American Health Properties, Inc.                   53,600         1,347
     American Heritage Life
        Investment Corp.                                37,832         1,248
 -   American Homestar Corp.                            37,500           797
 -   American Management
        Systems, Inc.                                   89,700         2,405
 -   American Media Class A                            164,400         1,151
 -   American Mobile Satellite
        Corp., Inc.                                     33,300           343
 -   American Pad & Paper Co.                           69,800         1,178
 -   American Oncology
        Resources, Inc.                                117,100         1,969
 -   American Radio Systems Corp.                       69,360         2,766
 -   American Residential
        Services, Inc.                                  39,200           911
 -   AmeriCredit Corp.                                  75,400         1,583
 -   Amerin Corp.                                       59,500         1,443
     Ameron International Corp.                         18,200         1,031
 -   AmeriSource Health Corp.                           63,400         3,162
 -   AmeriTrade Holding Corp.                           34,800           546
     Ametek, Inc.                                       84,300         1,981
 -   Amresco, Inc.                                      69,700         1,503
 -   Ampex Corp. Class A                                98,400           578

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
-----------------------------------------------------------------------------
                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Amphenol Corp.                                     10,000   $       389
-    Amscan Holdings, Inc.                              36,800           478
-    Amylin Pharmaceuticals, Inc.                       10,000           137
-    ANADIGICS, Inc.                                    10,600           330
     Analogic Corp.                                     31,700         1,088
     Analysts International Corp.                       35,600         1,193
     Anchor Bancorp Wisconsin Inc.                      23,375         1,151
-    Anchor Gaming                                      21,500         1,025
     Angelica Corp.                                     33,700           590
-    Anixter International Inc.                         91,500         1,573
-    AnnTaylor Stores Corp.                             63,600         1,240
-    Antec Corp.                                        75,100           880
     Apartment Investment &
        Management Co. Class A REIT                     33,200           938
     Apogee Enterprises, Inc.                           73,200         1,569
     Apple South, Inc.                                  72,850         1,113
     Applebee's International, Inc.                     79,100         2,121
-    Applied Innovation Inc.                             1,600             6
-    Applied Graphics
        Technologies, Inc.                              24,900           987
     Applied Industrial
        Technologies, Inc.                              32,500         1,170
-    Applied Magnetics Corp.                            62,800         1,421
     Applied Power, Inc.                                33,600         1,735
-    Apria Healthcare                                  148,200         2,631
     Aptargroup Inc.                                    47,700         2,158
     Aquarion Co.                                       29,306           791
     Arbor Drugs, Inc.                                  72,485         1,457
-    Arbor Health Care Co.                              22,200           699
-    Arbor Software Corp.                               41,534         1,467
-    Arcadia Financial Ltd.                             90,300           830
     Arctic Cat, Inc.                                   67,300           707
     Arden Realty Group, Inc.                           44,800         1,165
-    Argyle Television, Inc.                            17,300           438
     Argonaut Group, Inc.                               43,000         1,279
-    Armco, Inc.                                       229,000           887
     Arnold Industries, Inc.                            69,700         1,194
-    ArQule, Inc.                                       30,300           523
     Arrow International, Inc.                          28,900           847
-    Arterial Vascular Engineering, Inc.                63,900         2,055
     Arvin Industries, Inc.                             60,000         1,635
     ASA Holdings Inc.                                  56,800         1,624
-    Ascent Entertainment Group, Inc.                   72,830           676
     Ashland Coal Inc.                                  34,400           980
-    Aspect
        Telecommunications Corp.                       128,500         2,843
-    Aspen Technologies, Inc.                           51,200         1,925
     Associated Banc-Corp.                              53,939         2,124
-    Associated Group, Inc.                             26,924         1,070
-    Associated Group, Inc. Class B                        375            14
     Astoria Financial Corp.                            44,900         2,133
     Atlantic Energy, Inc.                             137,800         2,317
-    Atlantic Tele-Network, Inc.                        23,200           290
     Atmos Energy Corp.                                 41,600           998
-    Atria Communities, Inc.                            20,000           305
-    Aura Systems, Inc.                                103,100           176
-    Aurum Software, Inc.                               15,000           358
-    Auspex Systems, Inc.                               78,300           759
     Authentic Fitness Corp.                            79,000           997
     Avalon Properties, Inc. REIT                       76,200         2,181
-    Avant! Corp.                                       53,638         1,731
-    Avatar Holding, Inc.                               28,800           976
-    Aviall Inc.                                        74,275         1,040
-    Aviation Sales Co.                                 12,800           314
-    Avid Technology, Inc.                              53,400         1,412
-    Aware, Inc.                                        45,200           664
-    Aztar Corp.                                        95,800           677
-    BDM International, Inc.                            77,100         1,764
     BGS Systems, Inc.                                   5,000           144
-    BISYS Group, Inc.                                  66,900         2,808
-    BJ Services Co.                                     6,900           370
     BMC Industries, Inc.                               74,300         2,545
-    BRC Holdings Inc.                                  15,700           591
     BRE Properties Inc. Class A REIT                   83,248         2,092
     BSB Bancorp, Inc.                                  12,001           453
     BT Financial Corp.                                  1,300            56
-    BT Office Products
        International, Inc.                             76,300           572
-    BMC West Corp.                                     28,400           344
     BW/IP Inc.                                         66,600         1,353
-    Bacou USA,Inc.                                      2,400            39
     Baldor Electric Co.                                50,870         1,504
     Baldwin & Lyons, Inc. Class B                       2,500            56
     Ball Corp.                                         77,700         2,336
     Ballard Medical Products                           68,266         1,370
-    Bally's Grand, Inc.                                 6,700           338
     BancorpSouth, Inc.                                 47,100         1,366
-    Banctec, Inc.                                      54,928         1,425
     Bank of Granite Corp.                              35,475         1,062
-    Bank Plus Corp.                                    54,700           591
     Bank United Corp. Class A                          59,600         2,276
     BankAtlantic Bancorp, Inc.
        Class B                                         54,500           770
     Bank North Group                                   27,200         1,251
     Banta Corp.                                        81,000         2,207
     Barnes Group, Inc.                                 46,500         1,378
-    Barnett, Inc.                                      56,800         1,392
-    Barr Labs Inc.                                     39,300         1,729
-    Barrett Resources Corp.                            81,200         2,431
     Bassett Furniture Industries, Inc.                 32,525           935
     Battle Mountain Gold Co. Class A                  208,100         1,184
     Bay Apartment Communities,
        Inc. REIT                                       57,500         2,127
     Bay State Gas Co.                                  32,776           873
     Bay View Capital Corp.                             49,406         1,303
-    BE Avionics Inc.                                   45,500         1,436
     Beacon Properties Corp. REIT                       45,800         1,529
-    Belco Oil & Gas Corp.                              29,800           639
     Belden Inc.                                        65,800         2,241
-    Bell & Howell Co.                                  51,500         1,587
-    Benchmark Electronics, Inc.                         2,300            93
-    Benton Oil & Gas Co.                               76,600         1,149
-    Berg Electronics Corp.                             23,700           852
     W.R. Berkley Corp.                                 36,050         2,109
     Berkshire Realty Co., Inc. REIT                    95,600         1,016
     Berry Petroleum Class A                            72,500         1,377
-    Best Buy Co., Inc.                                 83,400         1,241
-    BET Holdings Inc. Class A                          19,900           652
-    Billing Information Concepts                       45,700         1,591
     Bindly Western Industries, Inc.                    43,500           998
-    Bio-Rad Laboratories, Inc.
        Class A                                         29,900           779





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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    Biotechnology General                             124,400   $     1,683
-    Biomatrix, Inc.                                    49,900           936
     Birmingham Steel Corp.                             70,600         1,094
-    Black Box Corp.                                    44,100         1,774
     Black Hills Corp.                                  35,500         1,012
     Blair Corp.                                         6,500            93
     E.W. Blanch Holdings, Inc.                          1,000            27
     Block Drug Co. Class A                             32,542         1,420
     Blount International, Inc.                         27,400         1,166
     Bob Evans Farms, Inc.                             106,000         1,802
-    Bombay Co.                                         85,375           427
-    Boole & Babbage Inc.                               59,962         1,263
-    Borg-Warner Security Corp.                         67,500         1,207
-    Borland International, Inc.                        63,400           442
-    Boston Beer Co., Inc. Class A                      46,500           459
-    Boston Technology, Inc.                            61,200         1,809
     Bowne & Co., Inc.                                  45,000         1,569
-    Box Energy Corp. Class B                           47,900           347
-    Boyd Gaming Corp.                                  64,100           369
     Boykin Lodging Co.                                 22,800           546
     Bradley Real Estate Inc. REIT                      51,400           989
     W.H. Brady Class A                                 56,700         1,643
     Breed Technological Inc.                           47,100         1,083
     Brenton Banks, Inc.                                33,699           925
-    Brightpoint, Inc.                                  57,613         1,878
-    Brinker International, Inc.                       201,900         2,877
-    Bristol Hotel Co.                                  44,500         1,713
-    Broderbund Software, Inc.                          47,600         1,178
-    Brooks Fiber Properties, Inc.                      66,400         2,245
-    Brown Group, Inc.                                  64,800         1,211
     Tom Brown, Inc.                                    48,100         1,025
     Brush Wellman, Inc.                                59,000         1,235
-    Brylane, Inc.                                      33,900         1,307
-    Buckeye Cellulose Corp.                            39,600         1,336
-    The Buckle, Inc.                                   12,000           276
-    Budget Group, Inc.                                 34,500         1,190
-    Buffets Inc.                                      120,049         1,013
-    Burlington Coat Factory
        Warehouse Corp.                                 26,700           521
-    Burlington Industries, Inc.                       159,700         1,916
-    Burr-Brown Corp.                                   61,500         2,116
     Bush Industries, Inc.                               9,100           216
     C & D Technology Inc.                              24,600           922
-    CB Commerical Real Estate
        Services, Inc.                                  12,629           384
     CBL & Associates Properties,
        Inc. REIT                                       52,700         1,265
     CCB Financial Corp.                                43,083         3,150
-    CCC Information Services Group                     10,000           196
     CFW Communications Co.                              4,400            83
-    C-Cube Microsystems, Inc.                          73,100         1,282
-    CDI Corp.                                          34,800         1,451
-    CDW Computer Centers, Inc.                         11,900           631
-    CFM Technologies, Inc.                             23,200           758
     CFX Corp.                                           9,500           200
-    CHS Electronics, Inc.                               1,900            50
     CKE Restaurants Inc.                               88,900         2,811
-    CKS Group, Inc.                                    18,700           633
     CMAC Investment Corp.                              60,500         2,889
     CPI Corp.                                          55,000         1,155
-    CSS Industries, Inc.                               11,300           357
     CTG Resources Inc.                                 41,300           909
     CNB Bancshares, Inc.                               49,047         1,986
-    CNS, Inc.                                          75,800           701
-    CSF Holdings Inc. Contingent
        Litigation Rights                               29,125            15
-    CSG Systems International, Inc.                    45,300         1,401
     CTS Corp.                                           9,200           634
-    C-TEC Corp.                                        37,900         1,310
-    Cuno Inc.                                          53,350           880
     CVB Financial Corp.                                11,500           276
     CWM Mortgage Holdings Inc.                        127,700         3,057
-    Cablevision Systems Corp.
        Class B                                         34,600         1,851
-    Cable Design Technologies                          43,100         1,269
     Cabot Oil & Gas Corp. Class A                      70,626         1,245
-    CACI International, Inc.                           25,400           391
-    Caere Corp.                                        20,000           146
-    Cairn Energy USA, Inc.                              3,000            39
     Calgon Carbon Corp.                               105,100         1,458
     Cali Realty Corp. REIT                             90,800         3,087
-    California Microwave, Inc.                         65,700           928
     California Water Service Co.                       25,813         1,142
     CalMat Co.                                         62,400         1,342
     Cambrex Corp.                                      30,600         1,213
     Camco International, Inc.                          41,960         2,297
     Camden Property Trust REIT                         77,968         2,466
-    Canandaigua Wine Co., Inc.
        Class B                                         22,100           803
-    Canandaigua Wine Co., Inc.
        Class A                                         18,100           614
-    Cannondale Corp.                                   23,100           405
-    Capital Factors Holdings, Inc.                     31,000           531
     Capital Re Corp.                                   27,400         1,466
     Capital Transamerica Corp.                          1,000            27
     CapMAC Holdings Inc.                               20,200           679
-    Capstone Pharmacy Services, Inc.                   52,700           571
     Capstone Capital Corp.                             37,000           906
     Capsure Holdings                                   61,400           794
     Capstead Mortgage Corp.                            92,700         2,289
     Caraustar Industries, Inc.                         63,400         2,195
-    CapStar Hotel Co.                                  27,500           880
-    CareMatrix Corp.                                    1,200            30
-    Caribiner International, Inc.                      42,400         1,383
     Carlisle Co., Inc.                                 73,100         2,549
-    Carmike Cinemas, Inc. Class A                      38,500         1,261
     Carpenter Technology Corp.                         39,700         1,816
-    Carson Pirie Scott & Co.                           41,300         1,311
     Carter-Wallace, Inc.                               50,900           910
     Casey's General Stores                             71,100         1,531
     Cash America International Inc.                   104,912         1,102
     A.M. Castle & Co.                                  45,025           996
-    Castle & Cooke Inc.                                47,600           788
-    Catalina Marketing Corp.                           51,000         2,454
-    Catellus Development Corp.                         92,550         1,677
-    Cellular Communications
        International Inc.                              24,800           821
-    Cellstar Corp.                                     64,500         1,979
-    Cellular Technical Services Co.                    66,422           610
-    Cellularvision USA, Inc.                            4,100            33
-    Centennial Cellular Corp.                          41,300           648
-    Centennial Technologies, Inc.                      22,600            51





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     CenterPoint Properties Corp. REIT                  38,700   $     1,229
     Centex Corp.                                       11,400           463
     Centex Construction Products                       47,000           916
-    Central Garden and Pet Co.                         28,500           709
     Central Hudson Gas &
        Electric Corp.                                  45,300         1,560
     Central Louisiana Electric Co.                     56,700         1,595
     Central Maine Power Co.                            80,814         1,000
     Central Parking Corp.                              21,600           752
     Centura Banks, Inc.                                15,400           706
-    Century Communications Corp.
        Class A                                        124,316           684
-    Cephalon, Inc.                                     61,800           713
-    Cerner Corp.                                       60,500         1,270
-    Champion Enterprises, Inc.                        136,948         2,054
-    Chancellor Broadcasting Co.
        Class A                                         45,900         1,833
     Chaparral Steel Co.                                35,100           524
-    Charming Shoppes, Inc.                            244,800         1,281
     Chartwell Re Corp.                                 25,000           750
-    Chase Industries, Inc.                             44,200         1,077
     Chateau Communities, Inc. REIT                     55,000         1,574
-    Checkfree Corp.                                    68,100         1,198
     Checkpoint Systems, Inc.                           88,800         1,426
     Chelsea GCA Realty, Inc. REIT                      30,200         1,148
     Chemed Corp.                                       25,400           951
     ChemFirst Inc.                                     53,700         1,457
     Chemical Finance                                   22,162           781
     Chesapeake Corp. of Virginia                       52,600         1,775
     Chesapeake Energy Corp.                           140,900         1,383
-    Chicago Miniature Lamp, Inc.                        8,150           204
-    Chips & Technologies, Inc.                         58,600           606
     Chiquita Brands International, Inc.                45,200           621
     Chittenden Corp.                                   41,135         1,409
-    Choice Hotels Corp. Inc.                          134,400         2,276
-    Christiana Cos., Inc.                               3,200           128
     Church & Dwight, Inc.                              47,700         1,276
-    Chyron Corp.                                       12,499            56
-    Cidco, Inc.                                        25,800           354
     Cilcorp, Inc.                                      34,500         1,421
     Cincinnati Milacron, Inc.                         101,277         2,627
     Circle International Group, Inc.                   45,700         1,211
-    Circuit City Stores, Inc.-
        CarMax Group                                    59,000           844
-    Cirrus Logic                                      187,400         1,974
     Citifed Bancorp                                    31,800         1,224
     Citizens Banking Corp.                             28,300           969
     Citizens Corp.                                     35,000           967
-    Citizens Utilities Co. Class B                     97,882           783
-    Citrix Systems, Inc.                               73,500         3,227
     City National Corp.                                30,200           727
     Claire's Stores, Inc.                             122,250         2,139
     Clarcor Inc.                                       47,050         1,164
-    Clarify, Inc.                                      33,600           379
     Cleveland-Cliffs Iron Co.                          27,400         1,117
-    Cliffs Drilling Co.                                47,014         1,716
-    Clintrials Research, Inc.                          38,900           474
-    Closure Medical Corp.                              16,000           304
-    Coach USA, Inc.                                    16,800           446
     Coachmen Industries, Inc.                          42,200           723
-    Coast Savings Financial, Inc.                      49,400         2,245
-    Coastcast Corp.                                     7,100            94
     Coca-Cola Bottling Co.                             21,122         1,014
-    Coeur D'Alene Mines Corp.                          55,543           719
-    Cognex Corp.                                       82,400         2,189
-    Coherent Communications
        Systems Corp.                                   37,900           943
-    Coherent, Inc.                                     27,900         1,246
-    Coho Energy, Inc.                                  65,100           696
     Cohu, Inc.                                         17,800           554
-    Coinmach Laundry Corp.                             17,400           418
-    Cole National Corp. Class A                        40,600         1,786
-    Kenneth Cole Productions, Inc.                     18,500           302
-    Coleman Inc.                                       12,000           207
     Collective Bancorp, Inc.                           51,600         2,328
-    Collins & Aikman Corp.                            174,800         1,748
     Colonial BancGroup, Inc.                           67,400         1,634
     Colonial Properties Trust REIT                     66,700         1,959
-    Coltec Inc.                                        46,800           913
-    Columbia Laboratories Inc.                         80,100         1,312
     Columbus Realty Trust REIT                         47,400         1,078
     Commerce Bancorp, Inc.                             42,155         1,634
     Commerce Group, Inc.                               53,700         1,322
     Commercial Federal Corp.                           55,450         2,059
     Commercial Intertech Corp.                         62,150           866
     Commercial Metals Co.                              30,566           986
-    Commnet Cellular Inc.                              34,500         1,203
     Commonwealth Bancorp                               34,100           552
     Commonwealth Energy Systems                        47,600         1,139
     Community First Bankshares                         38,500         1,473
     Community Trust Bancorp Inc.                       18,360           495
-    Compdent Corp.                                     37,100           779
-    Complete Business Solutions, Inc.                  13,500           329
-    CompuCom Systems, Inc.                              2,300            16
-    CompuServe Corp.                                  123,000         1,326
-    Computer Network
        Technology Corp.                                10,000            45
-    Computer Management
        Sciences, Inc.                                  26,225           547
-    Computer Products, Inc.                            61,522         1,542
     Computer Task Group, Inc.                          35,800         1,334
-    Computervision Corp.                              207,300           959
     Comsat Corp.                                      114,900         2,736
-    Comstock Resources, Inc.                           39,400           411
-    Comverse Technology, Inc.                          54,700         2,855
-    Computer Horizons Corp.                            57,300         1,959
-    Cone Mills Corp.                                   93,000           744
-    Conmed Corp.                                       34,050           583
-    Consolidated Cigar Holdings Inc.                   28,600           794
-    Consolidated Freightways Corp.                     34,300           563
-    Consolidated Graphics, Inc.                        11,600           484
-    Consolidated Products Inc.                         64,290         1,197
-    Control Data Corp.                                 41,800           617
-    Converse Inc.                                      14,000           310
     Adolph Coors Co. Class B                           93,000         2,464
-    CopyTele, Inc.                                    131,000           708
-    Cor Therapeutics, Inc.                             76,600           823
-    CoreComm Inc.                                      45,100           772
-    COREStaff, Inc.                                    69,200         1,873
     Cornerstone Properties, Inc. REIT                  98,700         1,518
-    Cort Business Services Corp.                       24,900           735
     Corus Bankshares Inc.                              24,700           712





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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    Cost Plus, Inc.                                     7,000   $       181
     Cousins Properties, Inc. REIT                      59,100         1,640
-    Covance, Inc.                                     141,000         2,723
-    Covenant Transport, Inc.                           33,000           532
-    Coventry Corp.                                     77,300         1,176
-    Cox Radio, Inc.                                     1,000            26
     Crawford & Co. Class B                             88,650         1,441
-    Creative Biomolecules, Inc.                        24,200           173
-    Credence Systems Corp.                             61,700         1,849
-    Credit Acceptance Corp.                            53,200           683
-    Cree Research, Inc.                                38,300           464
     Crescent Real Estate, Inc. REIT                    44,300         1,407
-    Crescent Operating, Inc.                            5,740            75
     CRIIMI MAE, Inc. REIT                              99,600         1,594
     Crompton & Knowles Corp.                           44,612           993
     A.T. Cross Co. Class A                             44,900           572
-    Cross-Continent Auto
        Retailers, Inc.                                 31,800           336
     Cross Timbers Oil Co.                              58,850         1,133
     Crown American Realty
        Trust REIT                                     106,900           989
-    Crown Central Petroleum Corp.
        Class A                                         20,000           293
     Cubic Corp.                                        28,500           741
     Cullen/Frost Bankers, Inc.                         60,180         2,550
-    Culligan Water Technologies                        53,600         2,399
     Curtiss-Wright Corp.                               13,600           792
-    CyberMedia, Inc.                                   36,100           576
-    Cygnus Inc.                                        63,400         1,102
-    Cymer, Inc.                                        27,400         1,334
-    Cyrix Corp.                                        47,200         1,010
-    Cytogen Corp.                                     107,820           529
-    CYTYC Corp.                                        18,600           503
-    DII Group, Inc.                                    45,123         1,990
-    DBT Online Inc.                                    11,900           637
-    DLB Oil & Gas, Inc.                                10,300           167
     D. R. Horton, Inc.                                 46,044           478
-    DSP Communications, Inc.                          124,400         1,376
-    Dal-Tile International Inc.                        83,700         1,554
     Dames & Moore, Inc.                                52,800           653
     Daniel Industries, Inc.                            60,200           929
     Dart Group Corp. Class A                            7,567           762
-    Data Dimensions, Inc.                              16,600           365
-    Data General Corp.                                 97,600         2,538
-    Data Processing Resources Corp.                     1,600            37
-    Datascope Corp.                                    51,400           993
     Dauphin Deposit Bank & Trust                       73,000         3,251
-    DecisionOne Corp.                                  32,900           747
     DEKALB Genetics Corp. Class B                      36,400         2,903
     Delchamps, Inc.                                    30,553           974
-    dELiA*s Inc,                                       17,100           316
     Delmarva Power & Light Co.                        148,100         2,823
-    Delphi Financial Group, Inc.                       33,700         1,297
     Delta & Pine Land Co.                              75,132         2,677
     Deltic Timber Corp.                                 1,100            32
-    Deltek Systems, Inc.                               11,100           188
-    Delta Financial Corp.                              17,700           339
-    Department 56 Inc.                                 52,000         1,154
     Deposit Guaranty Corp.                             23,600           743
     Developers Diversified Realty
        Corp. REIT                                      49,500         1,980
     Devon Energy Corp.                                 52,000         1,911
-    Devry, Inc.                                        68,700         1,855
     Dexter Corp.                                       60,000         1,920
     Diagnostic Products Corp.                          25,200           795
-    Dialogic Corp.                                     25,400           678
-    Diamond Multimedia Systems, Inc.                   84,063           607
-    Digital Link Corp.                                 18,200           381
-    Digital Microwave Corp.                            48,900         1,449
     Dimon Inc.                                         96,700         2,563
-    Dionex Corp.                                       31,000         1,585
-    Discount Auto Parts Inc.                           20,900           408
-    Discovery Zone, Inc.                               20,000             2
-    Documentum, Inc.                                   31,100           774
-    Dominick's Supermarkets, Inc.                      37,500           998
     Donaldson Co., Inc.                                55,100         2,094
-    Doubletree Corp.                                   43,584         1,791
     Downey Financial Corp.                             42,735         1,010
-    Dravo Corp.                                        27,900           303
-    The Dress Barn, Inc.                               66,000         1,285
     Dreyer's Grand Ice Cream, Inc.                     30,400         1,182
-    Ducommun, Inc.                                     11,100           327
     Duke Realty Investments,
        Inc. REIT                                       31,000         1,255
-    DuPont Photomasks, Inc.                            25,900         1,398
-    Dura Pharmaceuticals, Inc.                         17,900           713
     Durco International Inc.                           61,900         1,822
     Duty Free International Inc.                       72,800         1,365
-    Dynatech Corp.                                     44,600         1,594
     Dynex Capital, Inc.                               104,800         1,461
     EG & G, Inc.                                      105,100         2,365
-    EVI Inc.                                           40,300         1,693
-    ESS Technology, Inc.                               45,400           611
-    ETEC Systems, Inc.                                 50,800         2,176
     Elizabethtown Corp.                                31,600           972
-    E*TRADE Group, Inc.                                59,600         1,168
-    Eagle Hardware & Garden, Inc.                      60,400         1,380
     Earthgrains Co.                                    30,636         2,009
     Eastern Enterprises                                51,100         1,773
     Eastern Utilities Associates                       70,889         1,294
     EastGroup Properties, Inc. REIT                    30,300           610
     Eaton Vance Corp.                                  51,800         1,441
-    EchoStar Communications Corp.                      14,100           221
-    Einstein/Noah Bagel Corp.                          52,200           621
-    El Paso Electric Co.                              145,400         1,027
     Elcor Corp.                                        39,000         1,087
-    Electro Rent Corp.                                 38,779           965
-    Electro Scientific Industries, Inc.                36,600         1,531
-    Electroglas, Inc.                                  60,900         1,534
-    Eltron International Inc.                          24,900           744
-    EmCare Holdings Inc.                               31,900         1,174
-    Emisphere Technologies, Inc.                       27,900           619
-    Emmis Broadcasting Corp. Class A                   17,600           771
     Empire District Electric Co.                       61,070         1,057
-    Employee Solutions, Inc.                           69,600           386
-    ENCAD, Inc.                                        28,100         1,171
-    Energy Conversion Devices, Inc.                    21,700           281
     Energen Corp.                                      37,000         1,246
     Enhance Financial Services
        Group, Inc.                                     30,800         1,351
     Ennis Business Forms, Inc.                         55,350           533
-    Envoy Corp.                                        35,500         1,185





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Enzo Biochem, Inc.                                 68,970   $     1,091
     Equitable Resources, Inc.                          87,300         2,477
     Equity Inns, Inc. REIT                             90,300         1,208
     Essex Property Trust, Inc. REIT                    25,000           803
     Ethan Allen Interiors Inc.                         36,600         2,086
     Ethyl Corp.                                       146,100         1,351
-    Evans & Sutherland
        Computer Corp.                                  33,300           920
     Evans Withycombe Residential,
        Inc. REIT                                       44,500           923
     EVEREN Capital Corp.                               26,200           817
-    Evergreen Media Corp.                              10,700           477
-    Exabyte Corp.                                      87,400         1,123
-    Exar Corp.                                         26,900           580
     Excel Industries, Inc.                             25,700           501
     Excel Realty Trust, Inc. REIT                      40,800         1,076
-    Excite, Inc.                                       10,000           142
     Executive Risk, Inc.                               25,300         1,316
-    Executive Telecard Ltd.                            14,700            98
     Exide Corp.                                        46,100         1,011
     Expeditors International of
        Washington, Inc.                                63,100         1,794
-    Express Scripts                                    40,700         1,692
-    Extended Stay America, Inc.                         6,200            98
     F & M Bancorporation, Inc.                         36,640         1,450
     F & M National Corp.                               47,341         1,231
     FBL Financial Group, Inc. Class A                  30,500         1,151
-    FEI Co.                                            10,600           164
     F.N.B. Corp.                                       28,471           915
-    FSI International, Inc.                            53,800           857
-    FTP Software, Inc.                                108,100           530
-    Fabri-Centers of America, Inc.                     28,900           788
-    Fabri-Centers of America, Inc.
        Class B                                         33,900           792
-    FactSet Research Systems Inc.                      17,500           429
     Fair Issac & Co.                                   23,400         1,043
-    Fairchild Corp.                                    35,100           632
-    Fairfield Communities, Inc.                        23,900           804
-    Family Golf Centers, Inc.                           2,700            62
     Farmer Brothers, Inc.                               3,550           453
     Fedders Corp.                                      94,400           537
     Fedders Corp. Class A                              67,612           380
     Federal-Mogul Corp.                                92,500         3,237
     Federal Realty Investment
        Trust REIT                                      94,600         2,554
     Felcor Suite Hotels, Inc. REIT                     61,800         2,302
     Ferro Corp.                                        65,700         2,435
     Fidelity National Financial, Inc.                  53,637           905
-    Fieldcrest Cannon, Inc.                            44,400           844
-    Figgie International Inc. Class A                  67,500           920
-    FileNet Corp.                                      42,300           616
-    Financial Federal Corp.                            24,800           546
     Financial Security Assurance
        Holdings Ltd.                                   77,100         3,002
     Fingerhut Co.                                     126,800         2,211
-    Finish Line, Inc.                                  29,200           429
     First American Financial Corp.                     31,800         1,240
     First Bancorp of Ohio                              23,000         1,101
     First Brands Corp.                                102,500         2,351
     First Citizens BancShares Class A                  29,000         2,581
     First Commerce Bancshares Inc.
        Class A                                          8,900           204
     First Commerce Bancshares Inc.
     Class B                                             9,472           217
     First Commercial Corp.                             18,559           759
     First Commonwealth
        Financial Corp.                                 58,600         1,245
     First Federal Financial Corp.                      43,175         1,341
-    First Federal Financial
        Services Corp.                                   3,100           127
     First Federal Savings Bank
        of Colorado                                     57,200         1,101
     First Financial Bancorp                            35,740         1,452
     First Financial Bankshares, Inc.                   20,800           788
     First Financial Corp.-Indiana                       3,800           138
     First Financial Savings Assn.                      95,850         2,822
     First Financial Holdings, Inc.                      1,100            36
     First Hawaiian, Inc.                               30,400         1,035
     First Industrial Realty Trust REIT                 63,100         1,846
     First Michigan Bank Corp.                          71,339         2,149
     First Midwest Bancorp                              47,000         1,489
-    First Republic Bancorp, Inc.                       42,900           997
     First Source Corp.                                 39,945         1,088
-    First USA Paymentech, Inc.                          5,600           162
     First Union Real Estate                             5,000            71
     First Western Bancorp                               9,200           340
     Firstbank of Illinois Co.                          19,060           750
     FirstBank Puerto Rico                              44,700         1,157
-    FIRSTPLUS Financial Group                          61,400         2,088
-    Flagstar Bancorp, Inc.                             25,600           413
     Fisher Scientific International Inc.               52,900         2,513
     Fleetwood Enterprises, Inc.                        71,000         2,117
     Fleming Cos., Inc.                                 94,400         1,699
     Florida East Coast Railway Co.                     13,400         1,487
-    Florida Panthers Holdings, Inc.                    36,300           876
     Florida Rock Industries, Inc.                      28,500         1,158
     Flowers Industries, Inc.                           92,750         1,559
     Fluke Corp.                                        24,200         1,434
-    Foamex International, Inc.                         61,200           799
-    Foodmaker, Inc.                                   129,800         2,125
-    Footstar Inc.                                      82,100         2,145
     Foremost Corp. of America                          21,600         1,293
-    Forest Oil Corp.                                   60,500           889
-    Forrester Research, Inc.                           15,500           452
     Fort Wayne National Corp.                          29,900         1,400
-    Forte Software, Inc.                               49,300           664
     Franchise Finance Corp. of
        America REIT                                   104,400         2,721
-    Franklin Covey Co.                                 47,200         1,195
     Freeport-McMoRan, Inc.                             66,897         1,932
     Fremont General Corp.                              54,110         2,178
-    Friedman's Inc. Class A                            41,500           948
-    Fritz Cos., Inc.                                    3,800            37
     Frontier Insurance Group, Inc.                     29,260         1,895
-    Fuisz Technologies Ltd.                            49,200           434
     H.B. Fuller Co.                                    35,350         1,945
     Fulton Financial Corp.                             92,044         2,508
     Fund American Enterprise
        Holding Co.                                     17,353   $     1,822

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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    Furniture Brands
        International Inc.                             160,300         3,106
     Furon Co.                                          38,400         1,205
-    Fusion Systems                                     33,800         1,338
     G & K Services, Inc.                               51,650         1,911
     GATX Corp.                                         12,000           693
     GBC Bancorp                                         7,200           295
-    GC Cos.                                            23,650         1,082
     Gables Residential Trust REIT                      47,900         1,209
-    Gadzooks, Inc.                                     10,000           196
     Gainsco, Inc.                                      82,859           777
     Arthur J. Gallagher & Co.                          39,900         1,506
-    Galoob Toys, Inc.                                  64,400         1,216
-    Garden Ridge Corp.                                 74,400           935
-    GaSonics International Corp.                       33,500           452
-    Gaylord Container Corp.                           164,900         1,268
-    Gemstar International Group Ltd.                    6,000           111
     GenCorp, Inc.                                      69,100         1,598
-    General Cable Corp.                                34,700           889
     General Chemical Group, Inc.                       35,500           950
-    General Cigar Holdings, Inc.                       30,900           910
-    General Communication, Inc.                        87,600           701
-    General DataComm
        Industries, Inc.                                95,300           679
     General Growth Properties
        Inc. REIT                                       75,300         2,523
-    Genesco, Inc.                                     113,300         1,607
-    Gentex Corp.                                       87,200         1,706
-    Genesis Health Ventures Inc.                       31,400         1,060
     Genovese Drug Stores, Inc.
        Class A                                          9,700           191
-    Genrad, Inc.                                       66,400         1,502
-    Gensia Sicor Inc.                                  80,000           352
     Geon Co.                                           56,800         1,150
     Georgia Gulf Corp.                                 84,500         2,456
-    Geotek Industries, Inc.                           180,700           971
     Gerber Scientific, Inc.                            34,800           687
-    Getchell Gold Corp.                                68,712         2,422
     Getty Realty Corp.                                 39,300           693
-    Gibraltar Steel                                    28,150           640
-    Gibson Greetings, Inc.                             35,700           805
     Giddings & Lewis, Inc.                             81,500         1,696
-    Gilead Sciences, Inc.                              77,000         2,132
     P.H. Glatfelter Co.                                64,400         1,288
-    Glenayre Technologies, Inc.                       143,925         2,361
-    Glendale Federal                                   11,400           298
     Glimcher Realty Trust REIT                         54,300         1,120
-    Global DirectMail Corp.                             1,200            31
-    Global Industrial
        Technologies, Inc.                              55,200         1,132
-    Global Industries, Ltd.                            66,000         1,539
-    Golden Books Family
        Entertainment, Inc.                             83,300         1,052
     Graco, Inc.                                        42,750         1,288
     Graham-Field Health Products Inc.                  26,400           360
-    GranCare Inc.                                      70,972           767
-    Grand Casinos, Inc.                                75,500         1,114
     Grand Premier Financial, Inc.                       9,500           140
     Granite Construction Co.                            2,400            47
     Great Atlantic & Pacific Tea
        Co., Inc.                                       61,700         1,677
     Great Financial Corp.                              40,300         1,421
     Great Lakes REIT, Inc.                             55,700           916
     Greater New York Savings Bank                      22,200           500
     Greenfield Industries, Inc.                        42,000         1,144
     Greenwich Air Services, Inc.                       32,200           928
     Grief Brothers Corp. Class A                       44,600         1,221
     Grey Advertising, Inc.                              3,000           978
-    Greyhound Lines, Inc.                             146,600           660
-    Griffon Corp.                                     105,300         1,441
-    Grubb & Ellis Co.                                  16,200           277
     Guarantee Life Cos., Inc.                          42,200         1,052
     Guaranty National Corp.                            13,600           326
-    Guess ?, Inc.                                      63,100           639
     Guilford Mills, Inc.                               46,200           962
-    Guilford Pharmaceuticals, Inc.                     23,900           586
-    Guitar Center, Inc.                                10,000           169
-    Gulf South Medical Supply, Inc.                    41,850           813
-    Gymboree Corp.                                     64,800         1,553
-    HA-LO Industries, Inc.                             37,250           873
-    HCIA, Inc.                                         15,400           516
-    HMT Technology Corp.                               76,100           982
     HBO & Co.                                          15,521         1,069
     HCC Insurance Holdings, Inc.                       74,550         1,990
     HFNC Financial Corp.                               50,200           822
-    HNC Software, Inc.                                 48,200         1,833
     HSB Group Inc.                                     53,000         2,829
-    HS Resources Inc.                                  19,100           270
-    HSN, Inc.                                          75,815         2,374
     HUBCO, Inc.                                        48,272         1,391
-    Hadco Corp.                                        30,200         1,971
-    Haemonetics Corp.                                  57,250         1,095
-    Hambrecht & Quist Group                            31,400         1,028
-    Hamilton Bancorp, Inc.                              8,200           218
     Hancock Fabrics, Inc.                               3,500            48
     Hancock Holding Co.                                27,807         1,366
-    Handleman Co.                                     132,800           847
     Handy & Harman                                     54,200           942
     M.A. Hanna Co.                                    101,300         2,919
-    Harbinger Corp.                                    52,800         1,485
-    Harken Energy Corp.                               211,300         1,479
     John H. Harland Co.                                79,600         1,816
     Harleysville National Corp.                        10,999           342
     Harman International
        Industries, Inc.                                44,225         1,863
-    Harmonic Lightwaves, Inc.                           4,400            75
     Harris Savings Bank                                 2,700            58
     Harte-Hanks Communications Co.                     19,291           569
-    Hartford Life, Inc.                                51,400         1,927
-    Hartmarx Corp.                                    130,100         1,073
     Hawaiian Electric Industries Inc.                  82,600         3,190
 -   Hayes Wheels International, Inc.                   15,400           492
     Health Care Properties Investors                   73,100         2,577
     Healthcare Realty Trust Inc.                       42,200         1,176
     HealthPlan Services Corp.                          53,600         1,012
-    Heartport Inc.                                     41,300           729
     Health Care REIT, Inc.                             52,100         1,267
-    Healthdyne Technologies, Inc.                      45,001           771
-    Heartland Express, Inc.                            50,308         1,179
-    Hecla Mining Co.                                  189,700         1,020
-    Heftel Broadcasting Corp.                          26,600         1,460
     Heilig-Meyers Co.                                 137,400         2,696
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     Helix Technology Corp.                             29,400   $     1,187
     Helmerich & Payne, Inc.                            32,100         1,850
     Herbalife International, Inc.                      48,200           780
     Heritage Financial Services, Inc.                  46,200           938
-    Heritage Media Corp. Class A                       82,008         1,548
-    Hexcel Corp.                                       95,900         1,654
-    Highlands Insurance Group                          54,930         1,105
-    Highwaymaster
        Communications, Inc.                            53,900           835
     Highwood Properties, Inc. REIT                     85,800         2,746
     Hilb, Rogal and Hamilton Co.                       11,400           194
-    Hirsch International Corp. Class A                 12,300           271
     Hollinger International, Inc.                      54,600           611
     Holly Corp.                                        26,800           665
-    Hollywood Entertainment Corp.                      55,000         1,265
-    Hollywood Park, Inc.                               71,700         1,044
-    Hologic, Inc.                                      42,200         1,126
-    Holophane Corp.                                    21,700           426
     Home Properties of New York,
        Inc. REIT                                       41,800           941
-    Homeside, Inc.                                     61,800         1,352
-    Homestead Village, Inc. REIT                       29,900           531
     HON Industries, Inc.                               14,500           642
     Horace Mann Educators Corp.                         2,400           118
-    Horizon/CMS Healthcare Corp.                      134,231         2,693
     Horizon Group, Inc. REIT                           64,864           872
-    Host Marriott Services                             67,640           795
     Hospitality Properties Trust REIT                  57,000         1,746
     Houghton Mifflin Co.                               36,500         2,436
     Hudson Foods Inc. Class A                          52,850           862
     Huffy Corp.                                        53,200           778
     Hughes Supply, Inc.                                25,500         1,020
-    Hugoton Energy Corp.                               25,200           351
-    Human Genome Sciences, Inc.                        46,800         1,559
     Hunt Manufacturing Co.                             46,400           870
     J.B. Hunt Transport Services, Inc.                 57,700           869
-    Hutchinson Technology, Inc.                        52,500         1,275
-    Hvide Marine, Inc. Class A                         30,000           662
-    Hybridon, Inc.                                     21,600           109
-    Hyperion Software Corp.                            59,700         1,336
     ICN Pharmaceuticals, Inc.                          93,835         2,692
-    ICOS Corp.                                          7,900            66
-    IDEC Pharmaceuticals Corp.                         41,600         1,017
     IDEX Corp.                                         66,600         2,198
-    IDEXX Laboratories                                 86,100         1,068
-    IDX Systems Corp.                                  23,480           813
     IES Industries, Inc.                               77,200         2,277
-    IHOP Corp.                                         33,700         1,040
     IRT Property Co. REIT                              91,798         1,079
-    I-STAT Corp.                                       26,900           464
-    IXC Communications, Inc.                           54,900         1,431
-    Identix, Inc.                                      86,500           973
-    Imation Corp.                                     109,900         2,899
-    Immunex Corp.                                      33,600         1,214
-    Imnet Systems, Inc.                                 4,500           140
-    Imperial Bancorp                                   61,364         1,772
-    Imperial Credit                                    76,364         1,573
-    Imatron, Inc.                                     232,200           595
-    In Focus Systems, Inc.                             35,300           911
-    Inacom Corp.                                       23,500           733
-    INBRAND Corp.                                      43,625         1,298
-    INCYTE Pharmaceuticals, Inc.                       23,100         1,522
     Indiana Energy, Inc.                               49,600         1,212
-    Industri-Matematik
        International Corp.                              5,000            82
-    Information Resources, Inc.                        68,000           969
-    Infinity Financial Technology, Inc.                37,000           602
-    Inhale Therapeutic Systems                         43,100         1,051
     Innovex, Inc.                                      35,000         1,013
-    Input/Output, Inc.                                122,600         2,222
-    Insilco Corp.                                      24,100           895
-    INSO Corp.                                         19,200           399
-    Insignia Financial Group                           86,500         1,568
     Integon Corp.                                      58,500         1,462
-    Integrated Circuit Systems, Inc.                   17,938           406
-    Integrated Device Technology Inc.                 197,800         2,083
     Integrated Health Services, Inc.                   57,600         2,218
-    Integrated Process
        Equipment Corp.                                 42,300         1,071
-    Integrated Systems, Inc.                           57,100           667
-    Integrated Silicon Solution, Inc.                  29,400           224
-    Intelidata Technologies Corp.                      26,900           129
-    Inter-Tel, Inc.                                    36,400           778
-    Intercel, Inc.                                     26,300           365
     Interface, Inc.                                    51,800         1,156
-    Interdigital Communications Corp.                 110,400           607
-    Intergraph Corp.                                   93,600           790
-    Interim Services, Inc.                             46,603         2,074
-    Intermagnetics General Corp.                       20,820           223
-    Intermedia Communications Inc.                     37,200         1,200
     Intermet Corp.                                     65,100         1,048
-    International Alliance
        Services, Inc.                                  17,200           194
-    International Dairy Queen, Inc.
        Class A                                         44,100         1,053
     International Multifoods Corp.                     57,700         1,450
-    International Network Services                     53,300         1,384
-    International Rectifier Corp.                     129,000         2,403
-    Interneuron Pharmaceutical, Inc.                   84,200         1,700
     Interpool, Inc.                                    61,350           905
     Interra Financial, Inc.                            41,200         1,728
-    Intersolv                                          65,300           616
-    Interstate Hotels Co.                              57,300         1,687
     Interstate Power Co.                               35,200         1,008
-    InterVoice, Inc.                                   67,400           617
-    Intevac, Inc.                                      20,200           247
     Invacare Corp.                                     77,600         1,804
-    Investment Technology Group, Inc.                  30,500           803
     Investors Financial Services Corp.                  3,300           154
     Investors Financial Services
        Corp. Class A                                      877            41
-    Ionics, Inc.                                       42,800         1,947
-    Iron Mountain, Inc.                                13,500           400
     Irvine Apartment Communities,
        Inc. REIT                                       48,100         1,413
     Irwin Financial Corp.                              32,700           952
-    ISIS Pharmaceuticals, Inc.                         63,700           934
-    Isolyser Co., Inc.                                 19,100            52
-    Itron, Inc.                                        40,800         1,048
-    i2 Technologies, Inc                               32,200           992
     JDN Realty Corp. REIT                              10,100           316
-    JPM Co.                                             7,500           269
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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
     J & L Specialty Steel Inc.                         42,500   $       510
     JLG Industries, Inc.                              112,300         1,530
-    JP Foodservice, Inc.                               34,500           990
     JP Realty Inc. REIT                                20,700           561
     JSB Financial                                      29,200         1,285
-    Jacobs Engineering Group Inc.                      52,700         1,416
-    Jacor Communications, Inc.                         73,800         2,830
-    Jacor Communications, Inc.
        Warrants Exp. 9/19/01                           33,100           118
     Jefferires Group, Inc.                             31,616         1,802
     Jefferson Bankshares, Inc.                         38,057         1,370
     John Alden Financial Group                         58,000         1,214
     John Nuveen Co. Class A                            27,900           872
-    Jones Intercable Inc.                              28,400           332
     Jones Medical Industries, Inc.                     58,300         2,769
     Jostens Inc.                                       87,500         2,341
-    Journal Register Co.                               18,100           360
     Juno Lighting, Inc.                                53,900           869
-    Just for Feet, Inc.                                46,850           815
     Justin Industries, Inc.                            61,550           792
     KCS Energy, Inc.                                   71,200         1,451
     KN Energy, Inc.                                        27             1
     K2 Inc.                                            36,710         1,163
-    K-V Pharmaceutical Co. Class B                     27,600           469
-    Kaiser Aluminum &
        Chemical Corp.                                  62,800           769
     Kaman Corp. Class A                                 7,000           106
     Kansas City Life Insurance Co.                     12,330           983
     Kaufman & Broad Home Corp.                         99,000         1,739
     Kaydon Corp.                                       41,700         2,069
-    Keane, Inc.                                        15,100           785
-    Kelly Oil Corp.                                   224,000           683
     Kellwood Co.                                       55,150         1,530
     Kelly Services, Inc. Class A                       42,600         1,338
-    KEMET Corp.                                        99,900         2,491
     Kennametal, Inc.                                   70,300         3,023
-    Kent Electronics Corp.                             68,700         2,520
-    Key Energy Group                                   39,800           709
     Keystone Financial, Inc.                          125,153         3,911
     Keystone International, Inc.                       36,700         1,273
     Kimball International, Inc. Class B                45,700         1,837
     Kilroy Realty Corp.                                25,000           631
     Kimco Realty Corp. REIT                            25,500           810
     Kinetic Concepts, Inc.                             57,200         1,033
-    Kirby Corp.                                        62,900         1,148
-    Kitty Hawk, Inc.                                   15,200           230
-    Knight Transportation, Inc.                        23,200           580
     Koger Equity, Inc. REIT                            64,600         1,179
     Kuhlman Corp.                                      24,400           787
-    Kulicke & Soffa Industries, Inc.                   48,200         1,562
     LTC Properties, Inc.                               68,100         1,234
-    LTX Corp.                                         135,100           870
     La-Z-Boy Inc.                                      33,300         1,199
-    Laboratory Corp. of America                       191,352           502
     Laclede Gas Co.                                    43,700           950
-    Laidlaw Environmental
        Services, Inc.                                 285,937           858
-    LAM Research Corp.                                 52,900         1,962
-    Lamar Advertising Co.                              42,800         1,097
     Lance, Inc.                                        26,900           514
     Landauer, Inc.                                     33,900           786
-    Lands' End, Inc.                                   45,800         1,357
-    Landry's Seafood Restaurants, Inc.                 40,400           929
-    Landstar System                                    38,300         1,080
-    Lattice Semiconductor Corp.                         6,100           344
     Lawson Products, Inc.                              29,400           796
     Lawter International Inc.                          72,166           911
-    Layne Christensen Co.                              25,000           548
-    Learning Co., Inc.                                 98,300           922
-    Legato Systems, Inc.                               65,300         1,216
     Legg Mason Inc.                                    40,300         2,169
     Lennar Corp.                                       67,850         2,167
-    Level One Communications                           46,100         1,775
     Libbey, Inc.                                       42,200         1,477
     Liberty Corp.                                      39,300         1,601
     Liberty Financial Cos., Inc.                       10,000           499
     Liberty Property Trust REIT                        78,200         1,945
-    Life USA Holding, Inc.                              7,000           100
     Life Re Corp.                                      26,300         1,226
     Life Technologies, Inc.                            37,950         1,053
-    Lifecore Biomedical Inc.                           16,600           227
-    Ligand Pharmaceuticals Class B                     76,600           981
     Lilly Industries Inc. Class A                      66,350         1,335
     Lincoln Electric Co.                               36,100         1,257
     Lincoln Electric Co. Class A                       28,200         1,072
     Lindsay Manufacturing Co.                          36,130         1,183
-    Linens 'n Things, Inc.                             30,200           895
-    Liposome Co., Inc.                                 85,900           765
     Liqui-Box Corp.                                    22,700           775
-    Littelfuse, Inc.                                   60,600         1,697
-    Living Centers of America, Inc.                    34,100         1,347
-    Lo-Jack Corp.                                      85,900         1,240
     Logicon, Inc.                                      31,900         1,691
     Lone Star Industries, Inc.                         31,500         1,427
-    Lone Star Steakhouse & Saloon                      99,800         2,601
-    Lone Star Technologies, Inc.                       54,000         1,546
-    Long Beach Financial Corp.                         73,000           634
     Long Island Bancorp, Inc.                          63,600         2,307
     Longs Drug Stores, Inc.                            68,200         1,786
     Longview Fibre Co.                                135,200         2,248
-    Louis Dreyfus Natural Gas Corp.                    19,600           318
     Luby's Cafeterias, Inc.                            58,200         1,160
     Lukens, Inc.                                       52,400           986
-    Lycos, Inc.                                        33,400           426
-    Lydall, Inc.                                       44,100           932
     MAF Bancorp, Inc.                                  37,623         1,585
     MDU Resources Group, Inc.                          71,825         1,724
     MGI Properties, Inc.                               45,000           993
     ML Bancorp Inc.                                     7,000           134
     MMI Cos., Inc.                                      9,300           243
-    MRV Communications Inc.                            32,500           963
     MTS Systems Corp.                                  37,900         1,139
-    MacFrugal's Bargains-
        Close-outs, Inc.                                65,600         1,788
     MacDermid, Inc.                                    23,800         1,092
     The Macerich Co. REIT                              54,300         1,507
-    Macromedia                                         16,000           138
     Madison Gas & Electric Co.                         41,275           849
     Mafco Consolidated Group Inc.                      25,500           854
-    Magellan Health Services, Inc.                     81,700         2,410
     Magna Bancorp, Inc.                                23,000           631
     Magna Group                                        80,700         2,804
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Magnatek                                           76,500   $     1,272
     Mail Boxes Etc.                                    23,300           648
-    Mail-Well, Inc.                                     4,800           137
     Mainstreet Bankgroup, Inc.                         24,100           648
-    Malibu Entertainment Worldwide                      1,500             8
     Manitowac Co., Inc.                                37,800         1,767
     Manufactured Home
        Communities, Inc. REIT                          61,900         1,428
-    Manugistics Group, Inc.                            51,800         2,308
-    Marine Drilling Co., Inc.                         107,400         2,101
-    Mariner Health Group, Inc.                         88,750         1,370
-    Markel Corp.                                       10,900         1,395
-    Marquette Medical Systems Inc.                     49,800         1,096
-    Marshall Industries                                44,700         1,665
-    Martek Biosciences Corp.                           53,900           623
-    Marvel Entertainment Group                         34,100            81
     MascoTech Inc.                                     87,900         1,835
-    Mastec Inc.                                        26,900         1,273
-    Material Sciences Corp.                            58,200           898
     Matthews International Corp.                       10,000           362
-    Maxicare Health Plans Inc.                         43,517           978
-    Maxxam Inc.                                        22,000         1,028
     McClatchy Newspapers, Inc.                         83,000         2,438
     McDonald and Co. Investments                       36,260         1,663
-    McLeod, Inc.                                       56,300         1,893
-    McWorter Technologies Inc.                         36,450           870
     Meadowbrook Insurance
        Group, Inc.                                     30,100           751
-    Medaphis Corp.                                    135,000         1,363
-    MedCath Inc.                                       49,100           737
     Media General, Inc. Class A                        31,100         1,244
-    Medic Computer Systems, Inc.                       44,400           989
-    Medical Assurance, Inc.                            32,995         1,340
-    Medicis Pharmaceutical Corp.                       20,800         1,036
-    MedImmune Inc.                                     46,700           876
-    MEDIQ, Inc.                                        49,100           433
-    MedQuist, Inc.                                     13,900           421
-    MedPartners Inc.                                   54,516         1,179
     Medusa Corp.                                       41,250         1,583
-    MemberWorks Inc.                                    5,000            80
-    Men's Wearhouse, Inc.                              31,600         1,001
     Mentor Corp.                                       64,400         1,910
-    Mentor Graphics Corp.                             117,600         1,090
-    Mercury Interactive Corp.                          56,300           841
     Meridian Diagnostics, Inc.                         13,900           115
     Merrill Corp.                                      31,000         1,118
     Merry Land & Investment Co.,
        Inc. REIT                                       93,118         2,020
-    Mesa Air Group Inc.                                27,600           149
-    Mesaba Holdings, Inc.                               6,500            97
-    Mestek, Inc.                                        4,000            83
-    Mesa, Inc.                                        216,400         1,244
-    MetaCreations Corp.                                28,200           307
     Methode Electronics, Inc. Class A                  81,400         1,610
     Metris Cos. Inc.                                   28,300           928
-    Metrocall, Inc.                                    11,201            51
-    Metromedia International
        Group, Inc.                                     88,200         1,114
-    Fred Meyer, Inc.                                    7,800           403
-    Michaels Stores, Inc.                              47,318         1,004
-    Micro Linear Corp.                                 51,300           532
-    MICROS Systems, Inc.                               27,800         1,162
-    Microage, Inc.                                     59,100         1,097
     Mid Am Inc.                                        51,709           950
-    Microchip Technology, Inc.                         35,600         1,058
-    Micro Warehouse Inc.                               80,000         1,373
-    Microtouch Systems, Inc.                           34,300           793
     Mid-America Apartment
        Communities, Inc. REIT                          38,500         1,080
-    Mid Atlantic Medical
        Services, Inc.                                 104,400         1,625
-    Midwest Express Holdings, Inc.                     11,300           309
-    Midway Games Inc.                                  52,700         1,126
     Herman Miller, Inc.                                47,700         1,711
-    Miller Industries, Inc.                            67,950         1,087
     Mills Corp. REIT                                   54,500         1,509
     Mine Safety Appliances Co.                         16,000           988
     Minerals Technologies, Inc.                        57,100         2,141
-    MiniMed, Inc.                                      22,200           588
     Minnesota Power & Light Co.                        75,700         2,299
     Mississippi Chemical Corp.                         73,565         1,526
     Mitchell Energy & Development
        Corp. Class A                                   75,900         1,537
-    Mobile Telecommunications
        Technologies Corp.                             129,700         1,868
     Modine Manufacturing Co.                           55,200         1,649
-    Mohawk Industries, Inc.                            54,300         1,229
-    Molten Metal Technology                             6,000            30
-    MoneyGram Payment
        Systems, Inc.                                   66,600         1,049
-    Robert Mondavi Corp.                               29,300         1,381
     Monterey Resources, Inc.                           96,800         1,440
-    Morningstar Group, Inc.                            42,700         1,256
     Morrison Health Care Inc.                          33,116           528
-    Mosaix Inc.                                         4,800            66
     Mosinee Paper Corp.                                49,699         1,208
-    MotivePower Industries Inc.                        36,500           582
-    Mueller Industries Inc.                            51,400         2,249
-    Multicare Cos., Inc.                               44,550         1,220
-    Mycogen Corp.                                      42,400           827
     Myers Industries, Inc.                             53,270           899
-    Mylex Corp.                                        81,700           781
-    NABI                                               71,100           467
-    NBTY, Inc.                                         62,800         1,751
-    NCI Building Systems, Inc.                          4,000           129
 -   NCO Group, Inc.                                     9,200           270
-    NCS HealthCare, Inc.                               15,800           485
     NAC Re Corp.                                       38,750         1,875
-    NFO Research Inc.                                  38,400           979
-    NHP, INC.                                           1,200            27
     N L Industries, Inc.                               46,500           674
     NN Ball and Roller                                 51,400           636
-    NPC International Class A                          79,000           933
-    NTL Inc.                                           75,767         1,875
     NUI Corp.                                          15,800           355
     NYMAGIC, Inc.                                      35,100           724
     NACCO Industries, Inc. Class A                     20,495         1,157
     Nash-Finch Co.                                     43,800           964
     National Bankcorp of Alaska Inc.                    9,900           843
     National Community Bancorp                        103,400         2,301
     National Computer Systems, Inc.                    32,300           862
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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
     National Data Corp.                                 7,050   $       305
     National Golf Properties, Inc. REIT                28,700           997
     National Health Investors REIT                     53,600         2,104
-    National Media Corp.                               97,300           632
-    National-Oilwell, Inc.                             43,900         2,524
     National Penn Bancshares Inc.                      27,770           913
     National Presto Industries, Inc.                   19,400           782
-    National Steel Corp. Class B                       69,200         1,163
-    National Surgery Centers, Inc.                      2,500            88
-    National Western Life Insurance
        Co. Class A                                      9,500           831
     Nationwide Health
     Properties, Inc.                                  109,300         2,405
-    Natural Microsystems Corp.                          2,600            94
     Nature's Sunshine Inc.                             55,382           997
-    Nautica Enterprises Inc.                           97,014         2,568
-    Navistar International Corp.                       16,601           286
     Thomas Nelson, Inc.                                57,000           791
-    Neopath, Inc.                                      32,200           610
-    NetManage, Inc.                                    26,000            77
-    Network Appliance, Inc.                            45,500         1,726
-    Network Computing Devices, Inc.                    31,700           372
-    Network Equipment Technologies                     69,500         1,251
-    Network General Corp.                             107,400         1,594
-    Neurex Corp.                                       47,600           666
-    Neurogen Corp.                                     40,300           912
-    Neuromedical Systems, Inc.                         67,300           372
     Nevada Power Co.                                  127,100         2,701
     New England Business
        Service, Inc.                                   50,300         1,324
     New Jersey Resources Corp.                         47,600         1,493
     New York Bancorp Inc.                              48,500         1,685
-    Newfield Exploration Co.                           96,400         1,928
-    Newpark Resources, Inc.                            66,200         2,234
     Newport News Shipbuilding Inc.                     57,800         1,123
-    NeXstar Pharmaceuticals Inc.                       68,200           963
-    Nimbus CD International, Inc.                      61,500           676
     Nordson Corp.                                      32,700         2,109
     Norrell Corp.                                      33,900         1,119
     North American Mortgage Co.                        58,000         1,374
     North Carolina Natural Gas Corp.                   28,835           962
-    The North Face, Inc.                               13,000           236
     North Fork Bancorporation, Inc.                    54,700         1,169
     North Pittsburgh Systems, Inc.                      3,000            69
     Northland Cranberries, Inc.                        34,800           568
     Northwest Natural Gas Co.                          57,750         1,512
     Northwestern Public Service Co.                    69,000         1,484
-    Nova Corp. (Georgia)                               42,800         1,110
-    NovaCare, Inc.                                    160,500         2,227
-    Novellus Systems, Inc.                              6,600           569
-    Noven Pharmaceuticals, Inc.                        42,100           301
-    Nu Skin Asia Pacific Inc.                          26,700           708
-    Nuevo Energy Co.                                   55,000         2,255
     OEA, Inc.                                          41,800         1,651
-    OEC Medical Systems, Inc.                          48,500           864
-    ODS Networks, Inc.                                 47,400           566
-    OHM Corp.                                          92,500           780
-    OIS Optical Imaging Systems, Inc.                 127,900           308
     OM Group, Inc.                                     49,100         1,626
-    OMI Corp.                                         111,500         1,066
-    Oak Industries, Inc.                               45,500         1,308
-    Oak Technology, Inc.                               87,100           852
     Oakwood Homes Corp.                               115,700         2,777
     Oasis Residential, Inc. REIT                       52,100         1,224
-    Object Design, Inc.                                63,900           547
-    Objective Systems
        Integrators, Inc.                               15,000           130
-    OccuSystems, Inc.                                  51,000         1,481
-    Ocean Energy, Inc.                                 30,500         1,411
-    Oceaneering International, Inc.                    66,000         1,221
-    Octel Communications Corp.                        125,800         2,945
     Ocwen Financial Corp.                              41,800         1,351
-    Ocwen Asset Investment Corp.                       49,800         1,005
-    Offshore Logistics, Inc.                           63,800         1,220
     Ogden Corp.                                       126,100         2,743
     Old National Bancorp                               69,079         3,057
     Omega Healthcare Investors, Inc.                   44,400         1,451
-    OmniQuip International, Inc.                       22,500           520
     Omega Financial Corp.                              11,500           404
-    Omnipoint Corp.                                    58,400           969
     Onbancorp Inc.                                     32,800         1,671
     One Valley Bancorp of
        West Virginia Inc.                              50,375         2,116
     Oneida Ltd.                                        42,890         1,145
     ONEOK, Inc.                                        59,200         1,905
-    Ontrak Systems, Inc.                               27,900           834
-    Open Market, Inc.                                  21,200           278
     Orange & Rockland Utilities, Inc.                  33,600         1,130
-    Orbital Sciences Corp.                             72,400         1,154
     Oregon Metallurgical Corp.                         22,100           622
-    Organogenesis, Inc.                                64,875         1,269
     Oregon Steel Mills, Inc.                           75,800         1,511
     Orion Capital Corp.                                35,325         2,605
-    Orthodontic Centers of
        America, Inc.                                   48,100           876
-    Osmonics, Inc.                                     52,200           962
     O'Sullivan Corp.                                   34,100           286
     Otter Tail Power Co.                               26,400           861
     Outboard Marine Corp.                              75,800         1,345
-    Outdoor Systems, Inc.                              19,500           743
     Overseas Shipholding Group Inc.                    70,400         1,382
     Owens & Minor, Inc. Holding Co.                    62,737           937
     Oxford Industries, Inc.                             2,700            77
-    Oxigene, Inc.                                       5,000           173
-    P-Com, Inc.                                        41,800         1,374
-    PDT, Inc.                                          20,350           740
-    PFF Bancorp, Inc.                                  43,000           812
-    PHP Healthcare Corp.                               46,700           613
-    PMC Sierra Inc.                                    87,700         2,297
-    PMT Services Inc                                   77,500         1,179
-    PRI Automation, Inc.                               24,200           918
     PXRE Corp.                                         44,833         1,379
-    Pacific Gateway Exchange, Inc.                     30,400           857
     Pacific Gulf Properties, Inc. REIT                 35,300           777
     Pacific Scientific Co.                             55,500           735
-    Pacific Sunwear of California                      16,000           520
-    Paging Network, Inc.                              242,500         2,133
-    Palm Harbor Homes, Inc.                             1,175            39
-    Palmer Wireless, Inc.                              34,500           584
-    Panavision Inc.                                    15,000           299
-    Papa John's International, Inc.                    40,550         1,498
-    Paracelsus Healthcare Corp.                        25,000           127
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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Paragon Trade Brands, Inc.                         45,500   $       776
-    PAREXEL International Corp.                        48,000         1,512
     Park Electrochemical Corp.                         22,400           589
-    Parker Drilling Co.                               178,100         1,981
-    PathoGenesis Corp.                                 29,800           866
     Patriot American Hospitality,
        Inc. REIT                                      110,600         2,820
-    Patterson Dental Co.                               33,600         1,149
-    Patterson Energy, Inc.                             11,300           511
-    Paul Harris Stores, Inc.                           26,900           449
-    Paxar Corp.                                        58,625         1,107
-    Paxson Communications Corp.                        78,300         1,028
-    PEC Israel Economic Corp.                          33,100           794
-    Pediatrix Medical Group, Inc.                      26,700         1,223
-    Pegasystems Inc.                                   42,700         1,340
     Penn Engineering &
        Manufacturing Corp. Class A                     18,300           343
     Penn Engineering &
        Manufacturing Corp.                             16,800           330
-    Penn National Gaming, Inc.                         36,600           547
     Penncorp Financial Group Inc.                      68,600         2,641
     Pennsylvania REIT                                  40,000           898
-    Penske Motorsports, Inc.                           12,400           404
     Pentair, Inc.                                      20,600           677
     Peoples Bank of Bridgeport                         28,500           741
     Peoples First                                       1,300            37
     Peoples Heritage Financial
        Group Inc.                                      64,800         2,446
-    Perclose, Inc.                                     28,800           718
-    Performance Food Group Co.                         43,950           934
-    Periphonics Corp.                                  35,500           754
-    Perrigo Co.                                       168,400         2,116
-    Personnel Group of America, Inc.                   31,300           902
-    Petco Animal Supplies, Inc.                        40,700         1,220
     Petrolite Corp.                                    23,200         1,436
-    Pharmaceutical Product
        Development, Inc.                               42,271           919
-    Philadelphia Consolidated
        Holding Corp.                                    7,900           264
     Philadelphia Suburban Corp.                         3,000            57
     Phillips-Van Heusen Corp.                          86,300         1,294
     Phoenix Duff & Phelps Corp.                       161,100         1,188
-    Phymatrix Corp.                                    21,400           332
-    Phoenix Technologies Ltd.                          14,500           191
-    Physician Sales & Service, Inc.                    42,200           803
-    Physician Corp. of America                        128,000           814
-    Physicians Resource Group, Inc.                    54,700           492
-    Physio-Control International Corp.                 38,000           570
-    PictureTel Corp.                                   76,700           730
     Piedmont Natural Gas, Inc.                         78,043         2,005
     Pier 1 Imports Inc.                               119,625         3,170
-    Pinkerton's, Inc.                                  28,200           867
     Pioneer Group Inc.                                 53,400         1,232
     Pioneer Standard Electronics Inc.                  42,650           578
     Piper Jaffray Cos., Inc.                           56,900         1,166
     Pittston Burlington Group                          55,500         1,561
     Pittway Corp. Class A                              38,600         1,920
-    Pixar, Inc.                                        30,600           480
-    Plains Resources                                   70,000         1,033
-    Plantronics, Inc.                                  22,600         1,133
-    Platinum Technology, Inc.                         137,877         1,844
-    Players International, Inc.                        15,300            45
-    Playboy Enterprises Inc. Class B                    6,400            74
-    Playtex Products, Inc.                            100,700           944
     Ply-Gem Industries, Inc.                           53,300           966
     Poe & Brown, Inc.                                  26,400           960
     Polaris Industries, Inc.                           69,900         2,276
-    Policy Management
        Systems Corp.                                   38,500         1,810
-    Polymer Group, Inc.                                67,000         1,080
-    Pool Energy Service Co.                            65,300         1,190
     Pope & Talbot, Inc.                                51,700           850
-    Possis Medical Inc.                                47,500           807
     Post Properties, Inc. REIT                         57,100         2,316
-    Pre-Paid Legal Services, Inc.                      75,900         1,603
     Precision Castparts Corp.                           1,500            89
-    Precision Response Corp.                           37,700           613
-    Premier Parks Inc.                                 30,000         1,104
-    Premisys Communications, Inc.                      59,900           947
-    Premiere Technologies, Inc.                        27,400           714
     Prentiss Properties Trust REIT                     44,000         1,127
     Presidential Life Corp.                            58,100         1,128
     Price Enterprises, Inc.                            58,000         1,109
-    PriCellular Corp.                                  83,897           755
-    Primadonna Resorts, Inc.                           33,300           644
     Prime Retail, Inc. REIT                            75,700         1,020
-    Prime Service, Inc.                                41,700         1,332
-    Primark Corp.                                      67,400         1,795
-    Prime Hospitality Corp.                            82,600         1,631
-    Primus Telecommunications
        Group, Inc.                                      7,400            76
-    Pride International Inc.                          100,500         2,409
-    Proffitt's, Inc.                                   43,900         1,923
-    Progress Software Corp.                            58,200           935
-    Project Software &
        Development, Inc.                               24,500           354
-    Protein Design Labs                                36,200         1,023
     Provident Bankshares Corp.                         13,300           551
     Provident Financial Group                          16,775           717
-    PSINet, Inc.                                       80,600           610
     Public Service Co. of
        New Mexico                                     106,600         1,905
     Public Service Co. of
        North Carolina, Inc.                            46,600           894
     Public Storage, Inc. REIT                          42,100         1,231
     Pulitzer Publishing Co.                            22,949         1,216
     Pulte Corp.                                        45,600         1,576
-    Pure Atria Software Corp.                          76,599         1,087
     Quaker State Corp.                                 92,500         1,411
-    Quality Food Centers Inc.                          26,388         1,003
     Quanex Corp.                                       43,100         1,323
     Queens County Bancorp, Inc.                        37,899         1,743
-    Quest Diagnostics Inc.                             61,700         1,269
     Quick & Reilly Group, Inc.                         49,425         1,149
-    QuickResponse Services, Inc.                       26,100           936
-    Quiksilver, Inc.                                   30,500           972
-    Quintel Entertainment, Inc.                        14,200           233
     RCSB Financial Corp.                               41,900         2,003
     RFS Hotel Investors, Inc. REIT                     65,000         1,170
-    RMI Titanium Co.                                   33,900           924
-    RPC Inc.                                           46,800           690
-    Radiant Systems, Inc.                              15,600           322
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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    RadiSys Corp.                                      23,400   $       923
-    RailTex, Inc.                                      34,000           606
-    Rainforest Cafe, Inc.                              23,200           584
-    Ralcorp Holdings, Inc.                             74,000         1,091
-    Raptor Systems, Inc.                               11,700           131
-    Rational Software Corp.                            95,000         1,594
     Raymond James Financial, Inc.                      58,950         1,614
-    Read-Rite Corp.                                   106,500         2,220
     Realty Income Corp. REIT                           57,900         1,520
     Reckson Associates Realty
        Corp. REIT                                      56,800         1,306
-    Red Roof Inns, Inc.                                54,000           972
     Redwood Trust, Inc.                                24,500         1,145
     Regal-Beloit Corp.                                 54,200         1,419
-    Regal Cinemas, Inc.                                28,730           946
-    Regeneron Pharmaceuticals, Inc.                    54,300           543
-    Regency Health Services, Inc.                      76,100         1,170
     Regency Realty Corp. REIT                          10,000           273
-    The Registry, Inc.                                 20,600           950
     Reinsurance Group of
        America, Inc.                                   42,400         2,438
     Reliance Steel & Aluminum Co.                         900            23
-    Remec, Inc.                                         9,600           222
-    Remedy Corp.                                       44,400         1,769
-    Renal Treatment Centers, Inc.                      74,400         2,000
-    Renal Care Group, Inc.                             21,100           881
-    Rental Service Corp.                               20,800           546
-    Renters Choice, Inc.                               36,500           723
     Republic Bancorp, Inc.                             65,200           937
-    Res-Care, Inc.                                     36,000           682
-    Respironics, Inc.                                  51,300         1,074
-    Rexall Sundown, Inc.                               34,400         1,344
     Richfood Holdings, Inc.                           120,400         3,130
     Riggs National Corp.                               70,500         1,441
-    Rightchoice Managed Care, Inc.                     14,100           191
-    Risk Capital Holdings, Inc.                        36,500           757
     The Rival Co.                                      20,900           299
     Roadway Express Inc.                               34,300           793
     Robbins & Myers, Inc.                              34,478         1,151
-    Roberts Pharmaceuticals                            54,500           610
-    Robotic Vision Systems, Inc.                       76,200           895
     Rochester Gas and Electric Corp.                   98,600         2,077
     Rock-Tenn Co.                                      86,160         1,513
-    Rockshox, Inc.                                     21,400           372
-    Rofin-Sinar Technologies Inc.                      15,700           300
-    Rogers Corp.                                       18,500           652
-    Rohr, Inc.                                         68,500         1,503
     Rollins, Inc.                                      54,900         1,105
     Rollins Truck Leasing                              93,925         1,397
-    Romac International, Inc.                          28,300           937
     Roosevelt Financial Group                          96,800         2,154
     Roper Industries Inc.                              35,000         1,816
     Roslyn Bancorp, Inc.                               99,785         2,279
     Ross Stores, Inc.                                   8,700           284
-    Rotech Medical Corp.                               68,200         1,370
     Rouge Steel Co. Class A                            35,400           597
-    Royal Appliance
        Manufacturing Co.                              115,600           990
-    Royal Gold, Inc.                                   14,000           119
-    Ruby Tuesday, Inc.                                 48,875         1,097
     Ruddick Corp.                                      67,500         1,114
-    Rural/Metro Corp.                                  25,500           746
     Russ Berrie, Inc.                                  48,800         1,071
-    Rutherford-Moran Oil Corp.                         40,200           947
-    Ryan's Family Steak Houses, Inc.                  125,100         1,067
-    Ryerson Tull, Inc. Class A                         37,500           619
     Rykoff-Sexton, Inc.                                65,525         1,528
     Ryland Group, Inc.                                 62,800           887
     S & T Bancorp, Inc.                                32,800         1,119
-    SLH Corp.                                           5,100           380
     SCPIE Holdings Inc.                                 9,800           273
-    SDL, Inc.                                          18,200           348
     SEI Corp.                                          49,600         1,203
-    SPS Technologies, Inc.                             16,000         1,132
-    SPS Transaction Services                           38,400           710
-    SPSS, Inc.                                         26,400           776
     SPX Corp.                                          32,800         2,126
-    S3, Inc.                                          133,700         1,467
-    Sabratek Corp.                                     14,200           399
-    The SABRE Group Holdings, Inc.                     51,700         1,402
-    Safeguard Scientifics, Inc.                        62,700         1,995
-    Safeskin Corp.                                     41,200         1,214
     Safety-Kleen Corp.                                153,700         2,594
-    Saga Communications, Inc.                          32,300           598
     St. Francis Capital Corp.                           3,800           144
     St. John Knits, Inc.                               40,500         2,187
     St. Mary Land & Exploration Co.                     1,000            35
     St. Paul Bancorp, Inc.                             57,337         1,906
-    Samsonite Corp.                                    31,000         1,370
     Sanderson Farms, Inc.                              20,500           354
-    Sanmina Corp.                                      45,600         2,856
-    Sangstat Medical Corp.                             31,700           723
     Santa Barbara Bancorp                               1,300            59
-    Santa Cruz Operation, Inc.                         20,900            74
-    Sapient Corp.                                       8,400           412
     Saul Centers, Inc. REIT                            51,200           883
     Savannah Foods & Industries, Inc.                  72,200         1,268
-    Sawtek Inc.                                        33,200         1,121
     Sbarro, Inc.                                       36,200         1,005
-    Henry Schein, Inc.                                 18,200           563
-    R. P. Scherer Corp.                                34,300         1,771
-    Scholastic Corp.                                   33,800         1,182
     A. Schulman Inc.                                   96,600         2,388
        Schweitzer-Mauduit
     International, Inc.                                40,900         1,534
-    Sciclone Pharmaceuticals                           22,500           116
-    Scientific Games Holdings Corp.                    28,600           590
-    Scios, Inc.                                       121,835           761
-    Scopus Technology, Inc.                            55,800         1,245
     Scotsman Industries, Inc.                          39,500         1,126
-    Scotts Co.                                         63,900         1,853
     SEABOARD Corp.                                         50            13
-    SEACOR SMIT Inc.                                   37,700         1,972
     Seafield Capital Corp.                             22,900           813
-    Seagull Energy Corp.                               31,004           543
-    Seattle FilmWorks, Inc.                            62,277           736
     Security Capital Corp.                             23,200         2,194
     Security Capital Atlantic Inc.                     62,400         1,494
     Security Connecticut Corp.                         29,900         1,646
-    Seitel, Inc.                                       33,300         1,265
     Selective Insurance Group                          36,200         1,753
-    Semtech Corp.                                      17,300           629





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
-    Semitool, Inc.                                     24,000   $       285
-    Sepracor Inc.                                      68,600         1,764
-    Sequa Corp. Class A                                28,600         1,612
-    Sequent Computer Systems, Inc.                     86,300         1,820
-    SEQUUS Pharmaceuticals, Inc.                       76,400           482
-    Serologicals Corp.                                 51,900         1,168
-    Service Experts Inc.                                8,300           203
-    Service Merchandise Co., Inc.                     247,412           742
-    Sheldahl, Inc.                                     17,400           362
-    Shiva Corp.                                        46,500           487
     Shopko Stores, Inc.                                64,000         1,632
-    Shoney's Inc.                                     122,400           727
-    Shorewood Packaging                                50,000         1,141
-    ShowBiz Pizza Time, Inc.                           64,500         1,705
     Showboat, Inc.                                     59,600         1,039
     Shurgard Storage Centers, Inc.
        Class A REIT                                    60,500         1,694
-    Siebel Systems, Inc.                               51,900         1,677
-    Sierra Health Services                             47,800         1,494
     Sierra Pacific Resources                           79,800         2,554
     SIG Corp.                                          58,699         1,489
-    Silgan Holdings, Inc.                              40,800         1,578
-    Silicon Valley Bancshares                          33,300         1,507
-    Silicon Valley Group, Inc.                         79,100         2,081
-    Siliconix, Inc.                                    26,400           714
     Simpson Industries, Inc.                           73,500           786
-    Simpson Manufacturing Co.                           2,000            53
-    Simula, Inc.                                       30,500           606
-    SITEL Corp.                                        95,600         1,972
     Skyline Corp.                                      35,400           872
-    SMART Modular
        Technologies, Inc.                              37,600         1,278
-    SmarTalk Teleservices, Inc.                         8,600           134
     A.O. Smith Corp.                                   39,600         1,408
     Charles E. Smith Residential
        Realty, Inc. REIT                               40,300         1,164
-    Smithfield Foods, Inc.                             41,600         2,561
-    Smith's Food & Drug Centers, Inc.
        Class B                                         32,195         1,726
     J.M. Smucker Co. Class A                           70,900         1,542
     J.M. Smucker Co. Class B                            1,000            22
-    Snyder Communications, Inc.                        39,800         1,072
     Snyder Oil Corp.                                   67,400         1,238
-    Sodak Gaming, Inc.                                 43,600           640
-    Sofamor Danek Group Inc.                           45,800         2,095
-    Sola International, Inc.                           66,300         2,221
-    Sonic Corp.                                        43,550           964
     Sotheby's Holdings Class A                        115,900         1,956
     South Jersey Industries, Inc.                      36,836           820
     Southdown, Inc.                                    56,300         2,456
     Southern California Water Co.                      35,200           862
-    Southern Energy Homes, Inc.                        27,525           249
-    Southern Pacific Funding Corp.                     14,500           241
-    Southern Union Co.                                 39,585           906
-    Southwest Bancorporation of
        Texas, Inc.                                      8,300           229
     Southwest Gas Corp.                                69,700         1,385
     Southwestern Energy Co.                            77,200         1,004
     Sovereign Bancorp, Inc.                           160,480         2,452
-    SpaceLabs Medical, Inc.                            39,800         1,012
-    Spectrian Corp.                                    17,100           630
-    Spectrum Holobyte                                 116,100           562
-    Speedfam International, Inc.                       23,400           844
-    Spiegel, Inc. Class A                               3,600            24
     Spieker Properties, Inc. REIT                      14,500           510
-    Splash Technologies
        Holdings, Inc.                                   5,000           181
-    The Sports Authority, Inc.                         85,300         1,658
     Springs Industries Inc. Class A                    35,600         1,878
-    STAAR Surgical Co.                                 58,200           698
-    Stage Stores, Inc.                                 46,100         1,203
     Standard Financial, Inc.                           62,200         1,536
     Standard Motor Products, Inc.                      43,400           597
     Standard Products Co.                              48,325         1,220
     The Standard Register Co.                          33,200         1,017
     Standex International Corp.                        36,200         1,086
-    Stanford Telecommunications, Inc.                  23,000           354
     Stanhome, Inc.                                     44,600         1,466
     L. S. Starrett Co. Class A                         29,900           953
-    State of the Art, Inc.                              5,008            55
-    Station Casinos, Inc.                              72,500           607
-    Steck-Vaughn Publishing Corp.                      31,800           419
-    Steel Dynamics, Inc.                               66,200         1,667
-    Stein Mart, Inc.                                   34,950         1,053
     Sterling Bancshares, Inc.                          10,000           189
     Stewart & Stevenson
        Services, Inc.                                  82,110         2,140
-    Stillwater Mining Co.                              40,200           894
     Stone & Webster, Inc.                              29,800         1,272
-    Stone Energy Corp.                                 34,500           944
     Storage USA, Inc. REIT                             62,700         2,398
     Storage Trust Realty REIT                          23,200           615
-    Storage Computer Corp.                             19,100           215
-    Stormedia, Inc.                                    11,802            85
-    Stratus Computer, Inc.                             68,500         3,425
     Strawbridge & Clothier Class A                     33,057           537
     Stride Rite Corp.                                 128,300         1,652
-    Structural Dynamics
        Research Corp.                                  88,300         2,321
     Student Loan Corp.                                 15,200           645
     Sturm, Ruger & Co., Inc.                           45,000           883
-    Suburban Lodges Of America, Inc.                   33,900           706
-    Suiza Foods Corp.                                  25,300         1,037
     Sumitomo Bank of California                        10,584           309
     Summit Properties, Inc. REIT                       50,400         1,040
-    Summit Technology, Inc.                            78,000           519
     Sun Communities, Inc. REIT                         40,100         1,346
-    Sun Healthcare Group, Inc.                        104,100         2,167
-    Sunglass Hut International, Inc.                   17,000           108
-    Sunrise Assisted Living, Inc.                      32,900         1,156
-    Sunshine Mining and
        Refining Co.                                   211,900           146
-    Sunrise Medical, Inc.                              41,600           629
     Sunstone Hotel Investors,
        Inc. REIT                                       64,100           929
     Superior Industries
        International, Inc.                             53,200         1,410
-    Supertex, Inc.                                     29,500           326
     Susquehanna Bancshares, Inc.                       32,300         1,268
-    Swift Energy Co.                                   46,300         1,105
-    Swift Transportation Co., Inc.                     36,200         1,077
-    Sykes Enterprises, Inc.                            46,900         1,214





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
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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    Sylvan Learning Systems, Inc.                      47,000   $     1,595
-    Symantec Corp.                                    138,440         2,704
-    Symmetricom Inc.                                   58,700           847
-    Synetic, Inc.                                      47,800         1,763
-    System Software Associates, Inc.                   66,600           506
-    Systems & Computer
        Technology Corp.                                54,700         1,456
-    Systemsoft Corp.                                   62,800           675
-    TBC Corp.                                          99,600           847
     TCA Cable Television, Inc.                         40,900         1,536
     TCF Financial Corp.                                 4,660           230
-    TCI Satellite Entertainment, Inc.
        Class A                                        204,890         1,620
     TJ International, Inc.                             47,500         1,119
     TNP Enterprises, Inc.                              47,700         1,106
     TR Financial Corp.                                 67,000         1,692
-    TMP Worldwide Inc.                                 34,700           839
     Talbots Inc.                                       15,600           530
     Tanger Factory Outlet Centers, Inc.                28,300           761
     Taubman Co. REIT                                   77,000         1,020
-    Tech Data Corp.                                    49,000         1,539
-    Tech-Sym Corp.                                     28,049           936
-    Techne                                             35,464         1,066
-    Technology Solutions Co.                           43,100         1,700
-    Tecnol Medical Products Inc.                       55,600         1,230
-    Tejas Gas Corp.                                    38,665         1,518
     Tejon Ranch Co.                                    47,400           901
-    Tekelec                                            35,400         1,250
-    Tel-Save Holdings, Inc.                            61,200           929
-    Telco Communications Group, Inc.                   53,400         1,730
     Teleflex Inc.                                      43,600         1,363
-    Teleport Communications
        Group Inc.                                       7,500           255
-    TeleSpectrum Worldwide Inc.                        59,000           417
     Telxon Corp.                                       39,900           716
     Tennant Co.                                        26,200           868
-    TEREX Corp.                                        45,400           874
     Terra Industries, Inc.                             96,400         1,121
-    Tesoro Petroleum Corp.                             97,900         1,450
-    TETRA Technologies, Inc.                           50,500         1,196
-    Tetra Tech, Inc.                                   49,287         1,192
     Texas Industries, Inc.                             58,520         1,554
-    Theragenics Corp.                                  44,000         1,007
-    TheraTech, Inc.                                    68,750           816
-    Thermo Cardiosystems Inc.                          37,000           962
-    Thermo Optek Corp.                                  6,700            79
-    Thermo TerraTech, Inc.                             46,900           533
-    ThermoQuest Corp.                                  50,200           766
-    ThermoSpectra Corp.                                21,600           255
-    Thermotrex Corp.                                   23,000           574
     Thiokol Corp.                                      10,100           707
     Thomas Industries, Inc.                            32,500           934
     Thornburg Mortgage Asset Corp.                     56,200         1,208
-    3DO Co.                                            21,800            77
-    Timberland Co.                                     28,900         1,864
     Titan International, Inc.                          43,900           774
-    Titanium Metals Corp.                              52,400         1,656
-    Toll Brothers, Inc.                                55,000         1,011
     Tootsie Roll Industries, Inc.                      43,130         1,919
-    The Topps Co., Inc.                               169,325           714
     The Toro Co.                                       30,800         1,167
-    Total Renal Care Holdings, Inc.                    61,000         2,451
-    Tower Automotive, Inc.                             27,800         1,195
     Town & Country Trust REIT                          62,300           958
-    Toy Biz                                            54,600           450
-    Tracor, Inc.                                       57,359         1,434
     Trans Financial, Inc.                              36,100         1,009
-    Trans World Airlines                               82,100           718
-    Transaction Network
        Services, Inc.                                  36,850           518
-    Transaction Systems
        Architects, Inc.                                50,000         1,722
-    Transition Systems, Inc.                           59,800         1,089
-    Transkaryotic Therapies, Inc.                      10,000           308
-    TransTexas Gas Corp.                               18,900           296
-    TransMontaigne Oil Co.                              5,000            99
     Tredegar Industries Inc.                           29,100         1,615
-    Tremont Corp.                                      22,065           968
     Trenwick Group Inc.                                23,550           892
-    Trex Medical Corp.                                 15,000           188
     Triangle Bancorp, Inc.                              8,600           192
-    Triangle Pacific Corp.                             37,065         1,177
-    Trident Microsystems, Inc.                         29,200           329
-    Triad Guaranty, Inc.                                3,000           136
-    Triarc Cos., Inc. Class A                          88,200         1,797
-    Trico Marine Services, Inc.                        44,500           972
-    Trigon Healthcare, Inc.                            94,600         2,294
     TriMas Corp.                                       39,200         1,103
-    Trimble Navigation Ltd.                            63,700         1,135
     Trinet Corporate Realty Trust,
        Inc. REIT                                       31,800         1,051
-    TriQuint Semiconductor, Inc.                       32,200         1,101
-    Triumph Group, Inc.                                15,000           465
     True North Communications                          46,000         1,139
-    Trump Hotels & Casino
        Resorts, Inc.                                   82,900           891
     The Trust Co. of New Jersey                        73,070         1,402
     Trustco Bank                                       49,581         1,057
     Trustmark Corp.                                    76,300         2,165
-    Tuboscope Vetco
        International Corp.                            108,000         2,153
-    Tucson Electric Power Co.                          83,160         1,206
-    Tuesday Morning, Inc.                              23,000           459
-    Tultex Corp.                                      118,300           725
-    TurboChef, Inc.                                    13,900           187
-    20th Century Industries of CA                      57,100         1,199
     UGI Corp. Holding Co.                              87,300         1,932
-    UICI                                                8,800           259
     UMB Financial Corp.                                41,746         1,806
-    UNC, Inc.                                          67,300           984
     UNR Industries, Inc.                               77,800           530
     UST Corp.                                          65,000         1,452
-    USA Detergents, Inc.                               55,400           571
-    United States Can Co.                              42,100           600
-    USCS International, Inc.                           35,240         1,159
-    Ugly Duckling Corp.                                42,200           662
-    Ultratech Stepper, Inc.                            60,200         1,375
     UniFirst Corp.                                     50,400         1,008
-    Uniphase Corp.                                     41,600         2,413
-    Unit Corp.                                         23,500           245
     United Bankshares, Inc.                            37,200         1,574





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                                                                      MARKET
                                                                      VALUE*
                                                        SHARES         (000)
-----------------------------------------------------------------------------
     United Carolina Bancshare Corp.                    62,500   $     3,230
     United Cities Gas Co.                              45,441         1,079
     United Cos. Finance Corp.                          68,002         1,921
     United Dominion Realty Trust REIT                  13,572           193
     United Fire & Casualty Co.                         27,825         1,049
     United Illuminating Co.                            35,050         1,082
-    United International Holdings, Inc.
        Class A                                         94,900           979
-    United Meridian Corp.                               9,600           288
-    United Natural Foods, Inc.                          3,100            64
-    United Stationers, Inc.                            35,300           856
     United Television, Inc.                            10,429         1,021
-    United Video Satellite Group, Inc.                 38,700           805
-    United Waste Systems, Inc.                         59,000         2,415
     United Water Resources, Inc.                       63,768         1,236
     United Wisconsin Services, Inc.                    30,900         1,041
     US Bancorp, Inc.                                   10,500           569
-    U.S. Bioscience                                    83,800           807
-    U.S. Filter Corp.                                   4,400           120
-    U.S. Home Corp.                                    43,900         1,166
-    U.S. Long Distance Corp.                           62,900         1,081
-    U.S. Office Products Co.                           98,500         3,001
-    U.S. Satellite Broadcasting Co.,
        Inc. Class A                                    61,500           511
     U.S.Trust Corp.                                    49,900         2,330
-    Unitrode Corp.                                     35,700         1,798
     Universal Corp.                                    42,200         1,340
     Universal Foods Corp.                              66,300         2,528
     Universal Health Realty Income                     40,600           769
-    Universal Health Services Class B                  29,000         1,117
-    Universal Outdoor Holdings, Inc.                   37,800         1,321
     Urban Shopping Centers, Inc. REIT                  41,500         1,323
-    UROHEALTH Systems, Inc.
        Class A                                         29,900           179
     USFreightways Corp.                                56,500         1,458
-    VLSI Technology, Inc.                              53,000         1,250
-    Vail Resorts Inc.                                  65,000         1,645
-    Valassis Communications, Inc.                      22,600           542
     Valhi, Inc.                                        58,500           475
-    Valence Technology                                  8,900            76
-    ValuJet Inc.                                       86,400           601
     Valmont Industries, Inc.                           52,000           998
     Valspar Corp.                                      29,500           874
-    Value City Department Stores, Inc.                 66,600           541
-    Value Health, Inc.                                 22,100           448
     Value Line, Inc.                                   14,100           619
-    Vans, Inc.                                         25,600           386
-    Vanguard Cellular Systems, Inc.
        Class A                                         79,850         1,103
-    Vanstar Corp.                                      80,800         1,141
-    Vantive Corp.                                      31,400           891
-    Varco International, Inc.                          61,500         1,983
-    Veeco Instruments, Inc.                             2,100            82
-    Veritas Software Corp.                             27,800         1,393
-    Veritas DGC Inc.                                   42,200           950
-    Vertex Pharmaceuticals, Inc.                       50,700         1,933
     Vesta Insurance Group, Inc.                        45,450         1,966
-    Veterinary Centers of
        America, Inc.                                   52,600           648
-    VIASOFT, Inc.                                      44,100         2,244
-    Vical, Inc.                                        10,000           129
-    Vicor Corp.                                        79,300         1,764
-    Viewlogic Systems, Inc.                            69,600         1,022
-    VideoServer, Inc.                                  47,500           629
     Vintage Petroleum, Inc.                            34,700         1,067
-    Visio Corp.                                        23,500         1,656
-    VISIX Inc.                                         41,400           988
     Vital Signs, Inc.                                  25,800           443
-    Vitalink Pharmacy Services, Inc.                   31,284           598
-    Vitesse Semiconductor Corp.                        31,350         1,024
-    Vivus, Inc.                                        91,000         2,184
     Vornado Realty Trust REIT                          12,800           923
     WD-40 Co.                                          22,850         1,388
-    WFS Financial, Inc.                                32,517           532
-    WHX Corp.                                          72,100           550
     Wicor, Inc.                                        46,500         1,811
-    WMS Industries, Inc.                               62,550         1,568
     WPL Holdings, Inc.                                 77,700         2,171
     WPS Resources Corp.                                60,800         1,626
-    WSFS Financial Corp.                               38,000           527
-    Waban, Inc.                                        81,600         2,627
     Wabash National Corp.                              43,800         1,221
     Wackenhut Corp.                                    45,100         1,082
     Wackenhut Corp. Class B                             3,656            73
     Walden Residential Properties,
        Inc. REIT                                       45,600         1,169
-    Walker Interactive Systems, Inc.                   11,000           155
-    Wall Data Inc.                                     39,750         1,051
-    Walter Industries, Inc.                           101,500         1,710
-    Wang Laboratories, Inc.                            90,350         1,928
     Washington Federal Inc.                            80,290         2,060
     Washington Gas Light Corp.                        111,000         2,789
     Washington National Corp.                          39,330         1,121
     Washington REIT                                    80,250         1,424
     Washington Water Power Co.                        135,900         2,667
-    Waters Corp.                                       71,400         2,561
     Watkins-Johnson Co.                                30,700           944
     Watsco, Inc.                                       33,900           848
     Watts Industries Class A                           48,000         1,152
     Wausau Paper Mills Co.                             70,532         1,340
     Del Webb Corp.                                     64,296         1,045
     Webster Financial Corp.                            25,400         1,153
     Weeks Corp. REIT                                   38,400         1,200
     Weingarten Realty Investors REIT                   32,500         1,373
     Wellman, Inc.                                      76,000         1,321
     Werner Enterprises, Inc.                           56,050         1,093
     Westbanco Inc.                                      5,250           211
-    Wesley Jessen VisionCare, Inc.                     17,300           414
     West Coast Bancorp                                 16,000           494
     West Co., Inc.                                     44,700         1,280
-    West Marine, Inc.                                  33,100           856
-    West TeleServices Corp.                            69,600         1,029
     WestAmerica Bancorporation                         28,700         2,174
-    Westell Technologies, Inc.                         55,800         1,397
     Western Gas Resources, Inc.                        51,600         1,006
     Western Investment Real Estate
        Trust REIT                                      69,800           968
-    Western Wireless Corp.                            145,400         2,313
     Westernbank Puerto Rico                            35,000           654
-    Westpoint Stevens, Inc.                             6,600           258
-    Westwood One, Inc.                                 77,300         2,488





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                                                                      MARKET
SMALL CAPITALIZATION                                                  VALUE*
STOCK PORTFOLIO                                         SHARES         (000)
-----------------------------------------------------------------------------
-    WetSeal, Inc. Class A                              10,000   $       315
-    White River                                        17,426         1,229
     Whitney Holdings                                   43,450         1,844
-    Whittman-Hart, Inc.                                27,400           772
-    Whole Foods Market, Inc.                           47,400         1,567
     John Wiley & Sons Class A                          34,600         1,172
-    Williams Sonoma, Inc.                              49,362         2,113
-    Wind River Systems                                 42,600         1,637
     Windmere-Durable Holdings Inc.                     71,767         1,175
     Winnebago Industries, Inc.                         80,300           577
-    Winstar Communications, Inc.                       66,700           896
-    Wolverine Tube, Inc.                               36,200         1,009
     Wolverine World Wide, Inc.                         75,325         2,288
-    Wonderware Corp.                                   32,500           461
-    World Acceptance Corp.                              2,500            16
-    World Access, Inc.                                 19,600           401
-    World Color Press, Inc.                            88,900         2,111
     Wyle Electronics                                   32,900         1,300
-    Wyman-Gordon Corp.                                 61,900         1,675
-    Wyndham Hotel Corp.                                33,600         1,096
     X-Rite Inc.                                        54,700         1,046
-    Xoma Corp.                                        120,600           577
-    Xircom, Inc.                                       58,000           723
-    Xpedite Systems, Inc.                              21,800           375
     XTRA Corp.                                         41,900         1,841
-    Xylan Corp.                                        89,800         1,529
-    Yahoo!, Inc.                                       28,800         1,013
     Yankee Energy Systems                              15,000           368
-    Yellow Corp.                                       65,750         1,467
-    Young Broadcasting Inc.                            30,300           992
-    Yurie Systems, Inc.                                21,700           370
-    Zale Corp.                                         88,800         1,759
-    Zebra Technologies Class A                         48,500         1,361
     Zeigler Coal Holding Co.                           35,900           839
-    Zenith Electronics Corp.                           63,121           746
     Zenith National Insurance Corp.                    31,100           840
     Zero Corp.                                         42,500         1,116
-    Zila, Inc.                                         53,500           368
-    Zilog Inc.                                         51,250           974
-    Zitel Corp.                                        22,600           444
-    Zoran Corp.                                        34,600           781
     Zurich Reinsurance Centre
        Holdings, Inc.                                  56,500         2,232
     Zurn Industries, Inc.                              47,900         1,377
-    Zygo Corp.                                         34,600         1,047
-    Zytec Corp.                                        16,300           308
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (96.6%)(1)
     (COST $1,643,954)                                             2,076,723
-----------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (3.7%)
-----------------------------------------------------------------------------
U.S. TREASURY BILL
 (2)    5.21%, 7/24/97                                $  2,000         1,994

REPURCHASE AGREEMENT
 Collateralized by U.S. Government
     Obligations in a Pooled
     Cash Account
     5.93%, 7/1/97                                      78,375        78,375
-----------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
     (COST $80,369)                                                   80,369
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
     (COST $1,724,323)                                             2,157,092
-----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
-----------------------------------------------------------------------------
 Other Assets--Notes B and E                                         177,065
 Liabilities--Note E                                               (183,443)
                                                                   ----------
                                                                     (6,378)
-----------------------------------------------------------------------------
NET ASSETS (100%)
-----------------------------------------------------------------------------
 Applicable to 95,684,904 outstanding
     shares of beneficial interest
     (unlimited authorization)                                    $2,150,714
=============================================================================

NET ASSET VALUE PER SHARE                                             $22.48
=============================================================================

 *   See Note A in Notes to Financial Statements.
 -   Non-Income Producing Security.
 (1) The combined market value of common stocks, S&P Midcap 400 Index futures contracts, and Russell 2000 Index futures contracts represents 100.0% of net assets.
 (2) Security segregated as initial margin for open futures contracts.
 ADR--American Depository Receipt.
 REIT--Real Estate Investment Trust.

-----------------------------------------------------------------------------
AT JUNE 30, 1997, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------------------
                                                        AMOUNT           PER
                                                         (000)         SHARE
-----------------------------------------------------------------------------
 Paid in Capital                                    $1,671,049        $17.47
 Undistributed Net
     Investment Income                                  12,057           .13
 Accumulated Net
     Realized Gains                                     32,792           .34
 Unrealized Appreciation--
     Note D
     Investment Securities                             432,769          4.52
     Futures Contracts                                   2,047           .02
-----------------------------------------------------------------------------
NET ASSETS                                          $2,150,714        $22.48
=============================================================================





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